UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23333

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Cliffwater Corporate Lending Fund
(Exact name of registrant as specified in charter)

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c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
Registrant’s telephone number, including area code: (414) 299-2030

Ann Maurer
235 West Galena Street
Milwaukee, WI 53212

(Name and address of agent for service)

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Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1.       Report to Shareholders

(a)

The semi-annual report of the registrant for the period ended September 30, 2024 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

CLIFFWATER CORPORATE LENDING FUND

Semi-Annual Report

For the Period Ended September 30, 2024

(Unaudited)

Cliffwater Corporate Lending Fund
Table of Contents For the Period Ended September 30, 2024

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

www.cliffwaterfunds.com

Cliffwater Corporate Lending Fund
Letter to Shareholders September 30, 2024 (Unaudited)

To our shareholders:

We recently completed five and one-quarter years of operation and want to thank you for the continued trust you have placed in us. Performance has been consistently strong relative to our objective.

The Cliffwater Corporate Lending Fund (the “Fund”) produced a net 9.59% annualized return from its June 5, 2019, inception, through September 30, 2024. This compares to a 5.63% annualized return for the Morningstar LSTA US Leveraged Loan Index. The Fund also reported relatively consistent monthly returns. Its annualized standard deviation measured 1.88% for the same period compared to 6.91% for the Morningstar LSTA US Leveraged Loan Index.

The Fund experienced strong investor inflows over the trailing year, with net assets growing from $13.9 billion on September 30, 2023, to $22.8 billion on September 30, 2024. This asset growth has been supported by significant investment in personnel and technology to grow our platform, and the onboarding of additional strategic lending partners to access high quality senior corporate loans. Factors materially affecting the Fund’s performance during the most recently completed six month period include a high current cash yield, and few realized losses.

We remain confident in the Fund’s continued performance despite the uncertain economic environment brought on by inflation and elevated interest rates. We believe that, during the past year, the Fund’s 11.0% distribution rate remained attractive, and we believe that the floating rate nature of our loans helped mitigate risk in an uncertain interest rate environment.

We again sincerely thank you for your support.

Regards,
Stephen L. Nesbitt
Chief Investment Officer
Cliffwater LLC

Cliffwater Corporate Lending Fund
Letter to Shareholders September 30, 2024 (Unaudited) (Continued)

Important Disclosures

The Fund’s investment program is speculative and entails substantial risks. There can be no assurance that the Fund’s investment objectives will be achieved or that its investment program will be successful. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment.

Shares are an illiquid investment.

We do not intend to list the Fund’s shares (“Shares”) on any securities exchange and we do not expect a secondary market in the Shares to develop.

You should generally not expect to be able to sell your Shares (other than through the limited repurchase process), regardless of how we perform.

Although we are required to implement a Share repurchase program, only a limited number of Shares will be eligible for repurchase by us.

You should consider that you may not have access to the money you invest for an indefinite period of time.

An investment in the Shares is not suitable for you if you have foreseeable need to access the money you invest.

Because you will be unable to sell your Shares or have them repurchased immediately, you will find it difficult to reduce your exposure on a timely basis during a market downturn.

Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. One of the fundamental risks associated with the Fund’s investments is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans — 75.5%
Business Services — 7.9%
Actium Midco 3 (UK) Limited	Delayed Draw	1.00%			8/29/2031	GBP	546,809	$(25,293)	$(14,294)[1,2,3,4]
Actium Midco 3 (UK) Limited	First Lien Term Loan	10.20%	SONIA	525	8/29/2031	GBP	2,535,513	3,272,636	3,323,443	[1,2,4,5]
Aldinger Company	Delayed Draw	10.56%	SOFR	525	7/1/2027	USD	270,469	168,513	168,441	[1,4,5,6,7]
Aldinger Company	First Lien Term Loan	10.58%	SOFR	525	7/1/2027	USD	473,319	468,920	468,715	[1,4,5,6]
Aldinger Company	Revolver	0.50%			7/1/2027	USD	114,503	(1,051)	(1,114)[1,3,4,6]
ALKU Intermediate Holdings, LLC	First Lien Term Loan	10.50%	SOFR	625	5/23/2029	USD	22,331,250	21,864,730	22,136,822	[1,4,5]
ALKU Intermediate Holdings, LLC	First Lien Term Loan	9.75%	SOFR	550	5/23/2029	USD	2,468,812	2,423,767	2,434,476	[1,4,5]
AMCP Clean Acquisition Company, LLC	First Lien Term Loan	10.02%	SOFR	500	6/15/2028	USD	1,626,323	1,604,356	1,602,403	[1,4,5,6]
Any Hour, LLC	Delayed Draw	10.28%	SOFR	500	5/23/2030	USD	7,614,214	627,735	701,581	[1,4,5,7]
Any Hour, LLC	First Lien Term Loan	9.60%	SOFR	500	5/23/2030	USD	26,078,680	25,704,150	25,795,769	[1,4,5]
Any Hour, LLC	Revolver	10.12%	SOFR	500	5/23/2030	USD	3,807,108	1,659,265	1,671,898	[1,4,5,7]
Applied Technical Services, LLC	Delayed Draw	10.50%	SOFR	575	12/29/2026	USD	8,283,864	8,055,712	8,283,864	[1,4,5]
Applied Technical Services, LLC	Delayed Draw	10.75%	SOFR	600	12/29/2026	USD	678,409	664,841	678,409	[1,4,5]
Applied Technical Services, LLC	Delayed Draw	1.00%			12/29/2026	USD	4,124,843	(72,773)	—	[1,3,4,6]
Applied Technical Services, LLC	Delayed Draw	10.50%	SOFR	575	12/29/2026	USD	1,852,323	1,822,234	1,852,323	[1,4,5,6]
Applied Technical Services, LLC	First Lien Term Loan	10.50%	SOFR	575	12/29/2026	USD	6,596,591	6,527,199	6,596,591	[1,4,5]
Applied Technical Services, LLC	First Lien Term Loan	10.75%	SOFR	600	12/29/2026	USD	678,409	668,488	674,335	[1,4,5]
Applied Technical Services, LLC	First Lien Term Loan	10.50%	SOFR	575	12/29/2026	USD	3,172,851	3,122,465	3,172,851	[1,4,5,6]
Applied Technical Services, LLC	Revolver	13.25%	PRIME	475	12/29/2026	USD	909,091	678,594	678,594	[1,4,5,7]
Applied Technical Services, LLC	Revolver	13.25%	PRIME	475	12/29/2026	USD	729,895	293,610	304,826	[1,4,5,6,7]
AQ Carver Buyer, Inc.	First Lien Term Loan	10.85%	SOFR	550	8/2/2029	USD	29,775,000	29,257,593	29,933,254	[1,5]
Archer Acquisition, LLC	Delayed Draw	10.69%	SOFR	600	10/6/2029	USD	4,335,758	309,667	286,204	[1,4,5,7]
Archer Acquisition, LLC	First Lien Term Loan	10.45%	SOFR	575	10/6/2029	USD	12,838,553	12,667,771	12,663,846	[1,4,5]
Archer Acquisition, LLC	Revolver	0.50%			10/6/2029	USD	261,174	(3,918)	(3,554)[1,3,4]
Ares Holdings LLC	First Lien Term Loan	9.92%	SOFR	500	11/18/2027	USD	1,609,274	1,593,391	1,593,181	[1,4,5,6]
Ares Holdings LLC	Revolver	10.10%	SOFR	500	11/18/2027	USD	10,143	10,043	10,042	[1,4,5,6]
Ares Holdings LLC	Revolver	12.00%	PRIME	400	11/18/2027	USD	112,702	111,596	111,575	[1,4,5,6]
Ares Holdings LLC	Revolver	0.50%			11/18/2027	USD	891,476	(8,778)	(8,915)[1,3,4,6]
ATIS Acquisition, Inc.	Delayed Draw	1.00%			9/24/2030	USD	3,695,652	(46,123)	(46,196)[1,3,4,6]
ATIS Acquisition, Inc.	First Lien Term Loan	9.61%	SOFR	475	9/24/2030	USD	3,695,652	3,649,565	3,649,457	[1,4,5,6]
ATIS Acquisition, Inc.	Revolver	0.50%			9/24/2030	USD	1,108,696	(13,815)	(13,859)[1,3,4,6]
Auxey Bidco Limited	First Lien Term Loan	10.94%	SOFR	600	6/29/2027	USD	14,962,500	14,731,076	14,845,699	[1,4,5]
AWP Group Holdings, Inc.	Revolver	10.97%	SOFR	550	12/22/2026	USD	3,533,746	1,650,706	1,625,523	[1,4,5,7]
AWP Group Holdings, Inc.	Delayed Draw	1.00%			12/22/2027	USD	5,261,029	(25,238)	(52,610)[1,3,4]
AWP Group Holdings, Inc.	Delayed Draw	9.60%	SOFR	475	12/22/2027	USD	9,272,771	4,452,367	4,497,829	[1,4,5,7]
AWP Group Holdings, Inc.	First Lien Term Loan	9.60%	SOFR	475	12/22/2027	USD	17,097,810	16,829,335	16,926,832	[1,4,5]
AWP Group Holdings, Inc.	Delayed Draw	1.00%			12/22/2030	USD	29,394,839	(103,321)	(293,948)[1,3,4]
AWP Group Holdings, Inc.	First Lien Term Loan	9.60%	SOFR	475	12/22/2030	USD	29,809,590	29,618,654	29,511,494	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
AWP Group Holdings, Inc.	Revolver	0.50%			12/22/2030	USD	9,535,604	$—	$(95,356)[1,3,4]
AWP Group Holdings, Inc.	Delayed Draw	1.00%			12/23/2030	USD	5,468,455	(54,473)	(54,685)[1,3,4,6]
AWP Group Holdings, Inc.	First Lien Term Loan	9.50%	SOFR	475	12/23/2030	USD	1,367,114	1,353,519	1,353,443	[1,4,5,6]
AWP Group Holdings, Inc.	Revolver	10.20%	SOFR	550	12/24/2029	USD	341,176	335,944	337,765	[1,4,5]
AWP Group Holdings, Inc.	Revolver	10.24%	SOFR	550	12/24/2029	USD	752,941	282,846	286,588	[1,4,5,7]
AWP Group Holdings, Inc.	Revolver	10.89%	SOFR	550	12/24/2029	USD	82,353	81,091	81,529	[1,4,5]
AWT Holding, Inc.	Delayed Draw	1.00%			12/17/2027	USD	1,346,683	(21,910)	(23,120)[1,3,4]
AWT Holding, Inc.	First Lien Term Loan	10.06%	SOFR	575	12/17/2027	USD	808,010	794,704	794,138	[1,4,5]
AWT Holding, Inc.	Revolver	0.50%			12/17/2027	USD	134,668	(2,190)	(2,312)[1,3,4]
Axiom Buyer, LLC	Delayed Draw	1.00%			1/12/2030	USD	2,479,167	(60,746)	(61,979)[1,3,4]
Axiom Buyer, LLC	First Lien Term Loan	11.35%	SOFR	650	1/12/2030	USD	23,020,833	22,461,241	22,445,312	[1,4,5]
BC Group Holdings, Inc.	First Lien Term Loan	9.60%	SOFR	500	12/21/2026	USD	1,116,381	1,097,853	1,105,218	[1,4,5,6]
Benecon Midco II LLC	First Lien Term Loan	10.14%	SOFR	550	1/23/2031	USD	75,000,000	73,951,246	74,271,988	[1,4,5]
Benecon Midco II LLC	First Lien Term Loan	10.84%	SOFR	550	1/23/2031	USD	8,362,832	8,245,891	8,281,655	[1,4,5,6]
Benecon Midco II LLC	Revolver	10.36%	SOFR	550	1/23/2031	USD	637,168	71,009	73,461	[1,4,5,6,7]
Benecon Midco II LLC	Revolver	10.83%	SOFR	550	1/23/2031	USD	6,500,000	724,404	749,405	[1,4,5,7]
BGIF IV Fearless Utility Services, Inc.	Revolver	0.50%			6/7/2030	USD	387,514	(3,674)	(3,762)[1,3,4,6]
BGIF IV Fearless Utility Services, Inc.	Delayed Draw	1.00%			6/7/2031	USD	442,887	(4,330)	(4,299)[1,3,4,6]
BGIF IV Fearless Utility Services, Inc.	First Lien Term Loan	10.29%	SOFR	500	6/7/2031	USD	1,222,368	1,210,521	1,210,503	[1,4,5,6]
Bingo Group Buyer, Inc.	Delayed Draw	1.00%			7/10/2031	USD	1,521,000	(18,756)	(9,583)[1,3,4]
Bingo Group Buyer, Inc.	First Lien Term Loan	10.30%	SOFR	500	7/10/2031	USD	3,163,000	3,124,310	3,131,370	[1,4,5]
Bingo Group Buyer, Inc.	First Lien Term Loan	9.59%	SOFR	500	7/10/2031	USD	1,750,000	1,728,424	1,732,500	[1,4,5]
Bingo Group Buyer, Inc.	Revolver	10.30%	SOFR	500	7/10/2031	USD	585,000	4,346	4,149	[1,4,5,7]
BSC Top Shelf Blocker, LLC	First Lien Term Loan	9.85%	SOFR	525	6/28/2029	USD	2,112,000	2,076,485	2,075,040	[1,4,5]
BSC Top Shelf Blocker, LLC	Revolver	0.50%			6/28/2029	USD	294,500	(4,888)	(5,154)[1,3,4]
Capstone Acquisition Holdings, Inc.	Delayed Draw	1.00%			11/12/2029	USD	152,401	(4,197)	(4,171)[1,3,4,6]
Capstone Acquisition Holdings, Inc.	First Lien Term Loan	9.35%	SOFR	450	11/12/2029	USD	1,512,381	1,464,488	1,464,523	[1,4,5,6]
Capstone Acquisition Holdings, Inc.	Second Lien Term Loan	13.35%	SOFR	850	11/12/2029	USD	138,811	136,753	136,853	[1,4,5,6]
Capstone Acquisition Holdings, Inc.	Revolver	0.50%			5/12/2029	USD	441,668	(14,992)	(15,081)[1,3,4,6]
Cards Acquisition, Inc.	Delayed Draw	1.00%			8/12/2029	USD	5,583,456	(101,933)	(111,670)[1,3,4]
Cards Acquisition, Inc.	First Lien Term Loan	10.35%	SOFR	525	8/12/2029	USD	9,677,992	9,535,770	9,484,432	[1,4,5]
Cards Acquisition, Inc.	Revolver	12.75%	PRIME	425	8/12/2029	USD	413,940	406,325	405,660	[1,4,5]
Cards Acquisition, Inc.	Revolver	12.25%	PRIME	425	8/12/2029	USD	306,316	300,702	300,188	[1,4,5]
Cards Acquisition, Inc.	Revolver	10.26%	SOFR	525	8/12/2029	USD	1,349,440	66,435	64,078	[1,4,5,7]
CGI Parent, LLC	First Lien Term Loan	9.89%	SOFR	450	2/14/2028	USD	19,367,895	19,063,966	19,367,895	[1,4,5]
CL Services Acquisition, LLC	Delayed Draw	1.00%			4/25/2028	USD	1,108,000	(19,975)	(22,160)[1,3,4]
Coolsys, Inc.	Delayed Draw	10.01%	SOFR	500	8/11/2028	USD	78,703,704	68,359,552	68,341,899	[1,4,5,7]
Coolsys, Inc.	First Lien Term Loan	10.01%	SOFR	500	8/11/2028	USD	25,703,704	25,281,430	25,268,026	[1,4,5]
Coretrust Purchasing Group LLC	Delayed Draw	1.00%			11/30/2029	USD	3,007,519	(27,977)	—	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Coretrust Purchasing Group LLC	Delayed Draw	1.00%			9/30/2029	USD	4,511,278	$(79,102)	$—	[1,3,4]
Coretrust Purchasing Group LLC	Revolver	0.50%			9/30/2029	USD	4,511,278	(297,229)	—	[1,3,4]
CRCI Longhorn Holdings, Inc.	Delayed Draw	1.00%			8/27/2031	USD	19,411,765	(192,823)	(46,373)[1,3,4]
CRCI Longhorn Holdings, Inc.	Delayed Draw	1.00%			8/27/2031	USD	5,301,691	(79,251)	(12,665)[1,3,4,6]
CRCI Longhorn Holdings, Inc.	First Lien Term Loan	9.85%	SOFR	500	8/27/2031	USD	77,647,059	76,877,710	77,081,958	[1,4,5]
CRCI Longhorn Holdings, Inc.	First Lien Term Loan	9.85%	SOFR	500	8/27/2031	USD	21,206,766	20,942,945	21,052,427	[1,4,5,6]
CRCI Longhorn Holdings, Inc.	Revolver	9.85%	SOFR	500	8/27/2031	USD	12,941,177	6,930,842	6,964,640	[1,4,5,7]
CRCI Longhorn Holdings, Inc.	Revolver	9.85%	SOFR	500	8/27/2031	USD	3,534,460	1,723,307	1,741,507	[1,4,5,6,7]
Denali Buyerco LLC	Delayed Draw	10.94%	SOFR	550	9/15/2028	USD	26,822,642	5,421,149	5,799,227	[1,4,5,6,7]
Denali Buyerco LLC	First Lien Term Loan	10.94%	SOFR	550	9/15/2028	USD	17,170,732	16,936,072	17,170,732	[1,4,5,6]
DISA Holdings Corp.	Delayed Draw	10.11%	SOFR	500	9/9/2028	USD	3,436,707	345,963	394,391	[1,4,5,6,7]
DISA Holdings Corp.	First Lien Term Loan	10.35%	SOFR	500	9/9/2028	USD	4,570,821	4,508,841	4,570,821	[1,4,5,6]
DISA Holdings Corp.	Revolver	0.50%			9/9/2028	USD	1,145,569	(15,131)	—	[1,3,4,6]
DMT Solutions Global Corporation	First Lien Term Loan	12.74%	SOFR	800	8/30/2027	USD	30,061,176	29,357,135	29,453,812	[1,4,5]
DP Flores Holding, LLC	Delayed Draw	1.00%			9/27/2030	USD	188,704	(3,771)	(3,774)[1,3,4]
DP Flores Holding, LLC	First Lien Term Loan	11.36%	SOFR	650	9/27/2030	USD	654,704	641,626	641,610	[1,4,5,6]
DP Flores Holding, LLC	Revolver	0.50%			9/27/2030	USD	86,759	(1,732)	(1,735)[1,3,4]
Drogon Bidco, Inc.	Revolver	0.50%			8/30/2030	USD	143,466	(1,416)	(1,364)[1,3,4,6]
Drogon Bidco, Inc.	Delayed Draw	1.00%			8/30/2031	USD	372,308	(3,702)	(3,540)[1,3,4,6]
Drogon Bidco, Inc.	First Lien Term Loan	9.85%	SOFR	500	8/30/2031	USD	442,116	437,732	437,913	[1,4,5,6]
Esquire Deposition Solutions, LLC	Delayed Draw	9.85%	SOFR	525	12/30/2028	USD	1,673,260	1,655,252	1,648,162	[1,4,5]
Esquire Deposition Solutions, LLC	First Lien Term Loan	9.85%	SOFR	525	12/30/2028	USD	8,533,678	8,434,167	8,405,672	[1,4,5]
Esquire Deposition Solutions, LLC	Revolver	0.50%			12/30/2028	USD	1,440,042	(20,083)	(21,600)[1,3,4]
Explorer Investor, Inc.	First Lien Term Loan	10.85%	SOFR	600	6/28/2029	USD	29,462,780	28,336,720	27,997,930	[1,4,5]
Fairway Lawns, LLC	Delayed Draw	10.53%	SOFR	525	5/17/2028	USD	1,149,543	112,851	112,531	[1,4,5,6,7]
FR Vision Holdings, Inc.	First Lien Term Loan	10.78%	SOFR	550	1/21/2031	USD	2,788,395	2,736,182	2,788,395	[1,4,5,6]
FR Vision Holdings, Inc.	Revolver	0.50%			1/22/2030	USD	352,951	(6,292)	—	[1,3,4,6]
Gerson Lehrman Group, Inc.	First Lien Term Loan	10.00%	SOFR	525	12/13/2027	USD	63,506,069	63,142,586	63,366,063	[1,4,5]
Gold Medal Services LLC	Delayed Draw	1.00%			3/17/2027	USD	739,742	(7,841)	(9,698)[1,3,4]
Gold Medal Services LLC	First Lien Term Loan	10.35%	SOFR	575	3/17/2027	USD	2,988,350	2,959,564	2,949,176	[1,4,5]
Gold Medal Services LLC	Revolver	10.35%	SOFR	575	3/17/2027	USD	364,666	81,220	80,306	[1,4,5,7]
Helios Service Partners, LLC	Delayed Draw	1.00%			3/19/2027	USD	1,063,199	(20,530)	—	[1,3,4,6]
Helios Service Partners, LLC	Delayed Draw	11.85%	SOFR	625	3/19/2027	USD	1,970,276	1,889,659	1,917,735	[1,4,5,6,7]
Helios Service Partners, LLC	First Lien Term Loan	11.85%	SOFR	625	3/19/2027	USD	1,047,661	1,025,133	1,047,661	[1,4,5,6]
Helios Service Partners, LLC	Revolver	13.50%	PRIME	500	3/19/2027	USD	1,000	200	200	[1,4,5,6,7]
HPS Business Services	Delayed Draw	1.00%			11/6/2028	USD	357,715	(13,723)	(10,043)[1,3,4,6]
HSI Halo Acquisition, Inc.	Delayed Draw	9.64%	SOFR	500	6/30/2031	USD	2,113,248	345,473	361,828	[1,4,5,6,7]
HSI Halo Acquisition, Inc.	First Lien Term Loan	9.85%	SOFR	500	6/30/2031	USD	11,834,194	11,718,215	11,754,568	[1,4,5,6]
HSI Halo Acquisition, Inc.	Revolver	0.50%			6/30/2031	USD	1,711,863	(16,633)	(11,518)[1,3,4,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
iCIMS, Inc.	First Lien Term Loan	12.17%	SOFR	725	8/18/2028	USD	10,000,000	$9,869,025	$9,927,939	[1,4,5]
iCIMS, Inc.	First Lien Term Loan	8.29%, 3.88% PIK	SOFR	338	8/18/2028	USD	21,499,777	21,242,550	21,398,614	[1,4,5,8]
iCIMS, Inc.	Revolver	11.60%	SOFR	675	8/18/2028	USD	1,777,142	571,428	563,066	[1,4,5,7]
Innovative Discovery, LLC	First Lien Term Loan	9.35%	SOFR	475	6/30/2027	USD	12,604,306	12,517,608	12,478,264	[1,4,5]
Innovative Discovery, LLC	Revolver	0.50%			6/30/2027	USD	1,128,000	(8,917)	(11,280)[1,3,4]
IG Invetment Holdings, LLC	Revolver	0.50%			9/22/2027	USD	1,106,000	1,498	14,398	[1,4,7]
IG Invetment Holdings, LLC	First Lien Term Loan	11.25%	SOFR	600	9/22/2028	USD	474,000	469,652	471,393	[1,4,5]
IG Invetment Holdings, LLC	First Lien Term Loan	11.35%	SOFR	610	9/22/2028	USD	7,194,928	7,155,881	7,155,356	[1,4,5,6]
IG Invetment Holdings, LLC	First Lien Term Loan	11.35%	SOFR	600	9/22/2028	USD	9,022,327	8,909,251	8,972,704	[1,4,5]
IG Invetment Holdings, LLC	Revolver	0.50%			9/22/2028	USD	722,543	—	(3,974)[1,3,4]
Java Buyer, Inc.	Delayed Draw	10.87%	SOFR	575	12/15/2027	USD	1,136,133	1,115,888	1,112,868	[1,4,5]
Java Buyer, Inc.	Delayed Draw	11.17%	SOFR	575	12/15/2027	USD	221,848	217,885	217,306	[1,4,5]
Java Buyer, Inc.	Delayed Draw	11.10%	SOFR	575	12/15/2027	USD	663,873	652,013	650,279	[1,4,5]
Java Buyer, Inc.	Delayed Draw	10.96%	SOFR	575	12/15/2027	USD	277,310	272,358	271,632	[1,4,5]
Java Buyer, Inc.	Delayed Draw	10.44%	SOFR	575	12/15/2027	USD	1,095,734	1,076,186	1,073,297	[1,4,5]
Java Buyer, Inc.	First Lien Term Loan	10.34%	SOFR	575	12/15/2027	USD	6,427,368	6,312,728	6,295,756	[1,4,5]
KENG Acquisition, Inc.	Delayed Draw	1.00%			8/1/2029	USD	2,540,323	(37,340)	(37,777)[1,3,4]
KENG Acquisition, Inc.	Delayed Draw	9.85%	SOFR	500	8/7/2029	USD	9,063,487	3,961,567	3,922,729	[1,4,5,7]
KENG Acquisition, Inc.	First Lien Term Loan	9.85%	SOFR	500	8/7/2029	USD	11,915,927	11,732,354	11,738,724	[1,4,5]
KENG Acquisition, Inc.	Revolver	0.50%			8/7/2029	USD	3,266,129	—	(48,571)[1,3,4]
KeyImpact Holdings, Inc.	First Lien Term Loan	11.75%	SOFR	650	1/31/2029	USD	5,833,333	5,701,872	5,791,298	[1,4,5]
LBC Woodlands Purchaser LLC	Revolver	0.50%			7/26/2030	USD	234,800	(3,417)	(3,445)[1,3,4,6]
LBC Woodlands Purchaser LLC	Delayed Draw	1.00%			7/26/2031	USD	252,810	(3,745)	(3,709)[1,3,4,6]
LBC Woodlands Purchaser LLC	First Lien Term Loan	10.14%	SOFR	500	7/26/2031	USD	505,621	498,169	498,203	[1,4,5,6]
Lynx Franchising, LLC	First Lien Term Loan	12.23%	SOFR	675	12/18/2026	USD	9,898,314	9,814,745	9,683,418	[1,4,5]
Majesco	First Lien Term Loan	10.08%	SOFR	475	3/22/2032	USD	1,393,011	1,386,353	1,393,011	[1,4,5,6]
Management Consulting & Research, LLC	Delayed Draw	10.26%	SOFR	500	8/16/2027	USD	5,154,254	5,077,167	5,102,711	[1,4,5]
Management Consulting & Research, LLC	Delayed Draw	10.26%	SOFR	500	8/16/2027	USD	29,988,429	4,208,931	4,317,116	[1,4,5,7]
Management Consulting & Research, LLC	Revolver	9.59%	SOFR	500	8/16/2027	USD	2,195,340	559,027	542,563	[1,4,5,7]
Management Consulting & Research, LLC	Revolver	9.96%	SOFR	500	8/16/2027	USD	1,881,720	348,979	348,511	[1,4,5,7]
Management Consulting & Research, LLC	First Lien Term Loan	10.26%	SOFR	500	8/16/2027	USD	14,922,043	14,239,080	14,772,823	[1,4,5]
Marina Acquisition, Inc.	First Lien Term Loan	10.33%	SOFR	500	7/1/2030	USD	10,210,806	10,061,324	10,059,583	[1,4,5,6]
Marina Acquisition, Inc.	Revolver	12.00%	PRIME	400	7/1/2030	USD	1,458,687	8,018	7,571	[1,4,5,6,7]
Marmic Fire & Life Safety Co.	Delayed Draw	1.00%			7/24/2031	USD	267,469	(2,639)	(2,526)[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Marmic Fire & Life Safety Co.	Delayed Draw	9.35%	SOFR	475	7/24/2031	USD	9,146,154	$214,642	$218,480	[1,4,5,7]
Marmic Fire & Life Safety Co.	Delayed Draw	9.60%	SOFR	475	7/24/2031	USD	148,718	147,254	147,314	[1,4,5]
Marmic Fire & Life Safety Co.	First Lien Term Loan	9.35%	SOFR	475	7/24/2031	USD	8,846,154	8,759,331	8,762,595	[1,4,5]
Marmic Fire & Life Safety Co.	First Lien Term Loan	9.35%	SOFR	475	7/24/2031	USD	531,113	525,900	526,096	[1,4,5,6]
Marmic Fire & Life Safety Co.	Revolver	0.50%			7/24/2031	USD	2,602,564	(25,344)	(24,584)[1,3,4]
Marmic Fire & Life Safety Co.	Revolver	0.50%			7/24/2031	USD	156,573	(1,525)	(1,479)[1,3,4,6]
McKissock Investment Holdings, LLC	First Lien Term Loan	9.96%	SOFR	500	3/10/2029	USD	24,875,000	24,330,220	24,937,188	[1,5]
NCG Group AB	Delayed Draw	9.27%	EURIBOR	575	6/10/2031	EUR	183,240	192,181	198,353	[1,2,4,5]
NCG Group AB	Delayed Draw	1.00%			6/10/2031	SEK	9,144,071	(52,093)	(24,760)[1,2,3,4]
Onyx-Fire Protection Services, Inc.	Delayed Draw	1.00%			7/31/2031	CAD	3,149,683	(49,874)	(21,373)[1,2,3,4,6]
Onyx-Fire Protection Services, Inc.	First Lien Term Loan	8.47%	CORRA	450	7/31/2031	CAD	15,748,416	11,395,027	11,537,065	[1,2,4,5,6]
Onyx-Fire Protection Services, Inc.	Revolver	0.50%			7/31/2031	CAD	4,049,593	(63,858)	(27,480)[1,2,3,4,6]
Orion Group FM Holdings, LLC	Delayed Draw	10.58%	SOFR	550	6/30/2029	USD	21,710,526	15,810,691	16,065,789	[1,4,5,7]
Orion Group FM Holdings, LLC	Delayed Draw	1.00%			6/30/2029	USD	23,157,895	(27,138)	—	[1,3,4]
Orion Group FM Holdings, LLC	First Lien Term Loan	10.76%	SOFR	550	6/30/2029	USD	28,730,263	28,364,187	28,452,560	[1,4,5]
Orion Group FM Holdings, LLC	First Lien Term Loan	9.75%	SOFR	550	6/30/2029	USD	2,750,000	2,687,614	2,723,419	[1,4,5]
Orion Group FM Holdings, LLC	Revolver	0.50%			6/30/2029	USD	4,342,105	(5,428)	(41,970)[1,3,4]
P20 Parent, Inc.	Delayed Draw	9.83%	CDOR	525	2/18/2028	CAD	5,102,088	2,451,394	2,510,641	[1,2,4,5,6,7]
P20 Parent, Inc.	First Lien Term Loan	12.10%	SOFR	750	7/12/2028	USD	34,475,000	33,979,526	33,678,255	[1,4,5]
PAS Parent, Inc.	Revolver	9.85%	SOFR	500	12/30/2027	USD	750,000	155,763	160,600	[1,4,5,7]
PAS Parent, Inc.	Delayed Draw	9.85%	SOFR	500	12/30/2028	USD	14,241,267	4,989,106	5,055,071	[1,4,5,7]
PAS Parent, Inc.	First Lien Term Loan	9.85%	SOFR	500	12/30/2028	USD	2,493,750	2,493,750	2,469,748	[1,4,5]
Pavion Corp.	Delayed Draw	10.61%	SOFR	575	10/30/2030	USD	3,173,996	2,669,375	2,728,329	[1,4,5,6,7]
Pavion Corp.	First Lien Term Loan	11.00%	SOFR	575	10/30/2030	USD	13,449,625	13,202,938	13,449,625	[1,4,5,6]
People Corporation	Delayed Draw	9.83%	SOFR	473	2/18/2028	CAD	354,242	235,377	234,638	[1,2,4,5,6,7]
People Corporation	First Lien Term Loan	9.83%	SOFR	473	2/18/2028	CAD	221,510	163,072	162,604	[1,2,4,5,6]
Pinstripe Holdings, LLC	First Lien Term Loan	10.93%	SOFR	550	12/23/2027	USD	25,445	24,896	24,192	[1,4,5]
Polaris Labs Acquisition, LLC	First Lien Term Loan	10.19%	SOFR	525	9/17/2029	USD	844,900	828,100	828,002	[1,4,5]
Polaris Labs Acquisition, LLC	Revolver	0.50%			9/17/2029	USD	277,500	(5,508)	(5,550)[1,3,4]
Priority Waste Holdings, LLC	First Lien Term Loan	13.33%	SOFR	800	8/18/2029	USD	1,273,627	1,242,907	1,169,536	[1,4,5,6]
Priority Waste Holdings, LLC	Revolver	10.83%	SOFR	550	8/18/2029	USD	1,000	877	900	[1,4,5,6,7]
Propio LS LLC	Revolver	12.00%	PRIME	350	7/17/2029	USD	1,989,357	40,282	49,734	[1,4,5,6,7]
Pye-Barker Fire & Safety, LLC	Revolver	9.10%	SOFR	450	5/24/2030	USD	392,581	45,366	46,557	[1,4,5,6,7]
Pye-Barker Fire & Safety, LLC	Delayed Draw	9.57%	SOFR	450	5/24/2031	USD	4,903,996	4,879,902	4,894,414	[1,4,5,6]
Pye-Barker Fire & Safety, LLC	Delayed Draw	9.45%	SOFR	450	5/24/2031	USD	2,119,937	107,168	123,059	[1,4,5,6,7]
Pye-Barker Fire & Safety, LLC	First Lien Term Loan	9.10%	SOFR	450	5/24/2031	USD	1,583,486	1,583,486	1,587,445	[1,4,5,6]
RQM Buyer, Inc.	Delayed Draw	10.62%	SOFR	575	8/12/2026	USD	4,617,188	4,617,188	4,599,403	[1,4,5]
RQM Buyer, Inc.	First Lien Term Loan	10.62%	SOFR	575	8/12/2026	USD	28,363,395	28,200,292	28,253,359	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
S4T Holdings Corp.	Delayed Draw	10.96%	SOFR	600	12/27/2026	USD	5,394,181	$5,304,254	$5,421,152	[1,4,5]
S4T Holdings Corp.	First Lien Term Loan	10.96%	SOFR	600	12/27/2026	USD	15,042,424	14,923,538	15,117,636	[1,4,5]
Schill Landscaping and Lawn Care Services, LLC	Delayed Draw	1.00%			12/16/2027	USD	1,497,816	(32,427)	(37,013)[1,3,4,6]
Secret Bidco Limited	Delayed Draw	1.00%			11/28/2030	GBP	2,461,152	(254,495)	13,161	[1,2,3,4]
Secret Bidco Limited	First Lien Term Loan	10.95%	SONIA	600	11/28/2030	GBP	15,623,390	19,284,232	20,970,433	[1,2,4,5]
Secret Bidco Limited	Revolver	0.50%			11/28/2030	GBP	1,476,691	(99,737)	7,897	[1,2,3,4]
Senske Acquisition, Inc.	Delayed Draw	10.34%	SOFR	500	6/13/2031	USD	555,370	249,115	249,153	[1,4,5,6,7]
Senske Acquisition, Inc.	First Lien Term Loan	9.85%	SOFR	500	6/13/2031	USD	1,160,227	1,148,966	1,148,965	[1,4,5,6]
Senske Acquisition, Inc.	Revolver	0.50%			6/13/2031	USD	218,605	(2,094)	(2,122)[1,3,4,6]
Southpaw AP Buyer, LLC	Delayed Draw	10.91%	SOFR	550	3/20/2028	USD	451,389	74,856	74,565	[1,4,5,7]
Southpaw AP Buyer, LLC	First Lien Term Loan	10.91%	SOFR	550	3/20/2028	USD	5,582,579	5,506,056	5,499,901	[1,4,5]
Southpaw AP Buyer, LLC	Revolver	0.50%			3/20/2028	USD	451,389	(6,052)	(6,685)[1,3,4]
The Arcticom Group, LLC	Delayed Draw	1.00%			12/22/2027	USD	708,935	(10,130)	(10,346)[1,3,4]
The Arcticom Group, LLC	Delayed Draw	1.00%			12/22/2027	USD	229,073	(3,270)	(3,343)[1,3,4,6]
The Arcticom Group, LLC	Delayed Draw	8.35%, 4.00% PIK	SOFR	350	12/22/2027	USD	9,292,171	8,916,725	9,118,255	[1,4,5,7,8]
The Arcticom Group, LLC	Delayed Draw	8.35%, 4.00% PIK	SOFR	350	12/22/2027	USD	405,090	392,752	397,743	[1,4,5,6,7,8]
The Arcticom Group, LLC	First Lien Term Loan	8.35%, 4.00% PIK	SOFR	350	12/22/2027	USD	4,003,026	3,936,992	3,959,283	[1,4,5,8]
The Arcticom Group, LLC	First Lien Term Loan	8.35%, 4.00% PIK	SOFR	350	12/22/2027	USD	2,549,680	2,496,102	2,515,694	[1,4,5,6,7,8]
The Arcticom Group, LLC	Revolver	8.35%, 4.00% PIK	SOFR	350	12/22/2027	USD	2,171,429	2,034,260	2,010,558	[1,4,5,7,8]
The Chartis Group, LLC	Delayed Draw	1.00%			9/17/2031	USD	5,244,755	(52,308)	(52,448)[1,3,4]
The Chartis Group, LLC	First Lien Term Loan	9.44%	SOFR	450	9/17/2031	USD	17,132,867	16,962,189	16,961,538	[1,4,5]
The Chartis Group, LLC	Revolver	0.50%			9/17/2031	USD	2,622,378	(26,082)	(26,224)[1,3,4]
The Hiller Companies, Inc.	Delayed Draw	10.28%	SOFR	500	6/20/2030	USD	2,915,875	606,137	605,944	[1,4,5,6,7]
The Hiller Companies, Inc.	First Lien Term Loan	10.34%	SOFR	500	6/20/2030	USD	1,431,978	1,418,140	1,417,844	[1,4,5,6]
The Hiller Companies, Inc.	First Lien Term Loan	9.96%	SOFR	500	6/20/2030	USD	9,157,249	9,068,260	9,066,863	[1,4,5,6]
The Hiller Companies, Inc.	Revolver	0.50%			6/20/2030	USD	1,955,714	(18,772)	(19,303)[1,3,4,6]
Titan Group Holdco, LLC	Delayed Draw	1.00%			8/12/2029	USD	6,125,644	(90,906)	(88,382)[1,3,4]
Titan Group Holdco, LLC	Delayed Draw	9.60%	SOFR	500	8/12/2029	USD	5,419,281	5,318,485	5,341,092	[1,4,5]
Titan Group Holdco, LLC	First Lien Term Loan	9.60%	SOFR	500	8/12/2029	USD	21,883,697	21,558,803	21,567,957	[1,4,5]
Titan Group Holdco, LLC	Revolver	9.60%	SOFR	500	8/12/2029	USD	3,062,822	1,421,300	1,422,169	[1,4,5,7]
Titan Group Holdco, LLC	Revolver	12.50%	PRIME	400	8/12/2029	USD	2,500,000	988,808	965,238	[1,4,5,7]
Trilon Group, LLC	Delayed Draw	10.95%	SOFR	550	5/15/2029	USD	5,201,250	5,038,727	5,150,762	[1,4,5,6]
Trilon Group, LLC	First Lien Term Loan	10.95%	SOFR	550	5/15/2029	USD	4,713,009	4,588,757	4,667,261	[1,4,5,6]
Trilon Group, LLC	Delayed Draw	11.78%	SOFR	625	5/27/2029	USD	7,460,850	7,300,824	7,388,428	[1,4,5]
Trilon Group, LLC	Delayed Draw	10.24%	SOFR	625	5/27/2029	USD	6,060,429	5,955,720	6,001,602	[1,4,5]
Trilon Group, LLC	Delayed Draw	10.67%	SOFR	565	5/27/2029	USD	9,201,950	1,810,498	1,898,300	[1,4,5,7]
Trilon Group, LLC	First Lien Term Loan	10.95%	SOFR	550	5/27/2029	USD	58,801,656	57,449,456	58,230,879	[1,4,5]
Trilon Group, LLC	Revolver	0.50%			5/27/2029	USD	2,445,090	(45,259)	(23,734)[1,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Trilon Group, LLC	Revolver	10.93%	SOFR	550	5/27/2029	USD	45,258	$44,425	$44,819	[1,4,5]
Trilon Group, LLC	Revolver	10.93%	SOFR	550	5/27/2029	USD	270,237	265,168	267,614	[1,4,5]
UP Intermediate II LLC	Revolver	10.10%	SOFR	525	3/14/2030	USD	658,132	248,248	246,989	[1,4,5,6,7]
UP Intermediate II LLC	First Lien Term Loan	10.58%	SOFR	525	3/14/2031	USD	750,485	732,729	731,939	[1,4,5,6]
USIC Holdings, Inc.	Delayed Draw	10.35%	SOFR	550	9/10/2031	USD	6,166,905	159,778	159,778	[1,4,5,7]
USIC Holdings, Inc.	First Lien Term Loan	10.34%	SOFR	550	9/10/2031	USD	13,959,010	13,833,631	13,889,215	[1,4,5]
USIC Holdings, Inc.	First Lien Term Loan	10.35%	SOFR	550	9/10/2031	USD	90,622,456	89,721,259	90,169,344	[1,4,5]
USIC Holdings, Inc.	Revolver	10.09%	SOFR	525	9/10/2031	USD	7,678,094	759,680	832,762	[1,4,5,7]
USIC Holdings, Inc.	Revolver	10.33%	SOFR	525	9/10/2031	USD	949,794	940,660	949,794	[1,4,5]
USIC Holdings, Inc.	Revolver	10.10%	SOFR	525	9/10/2031	USD	4,682,480	4,635,918	4,682,480	[1,4,5]
USRP Holdings, Inc.	Delayed Draw	1.00%			12/31/2029	USD	22,407,285	(222,116)	(224,073)[1,3,4]
USRP Holdings, Inc.	Delayed Draw	1.00%			12/31/2029	USD	6,568,140	(65,383)	(65,681)[1,3,4,6]
USRP Holdings, Inc.	Delayed Draw	9.85%	SOFR	500	12/31/2029	USD	14,970,750	7,182,844	7,405,432	[1,4,5,7]
USRP Holdings, Inc.	First Lien Term Loan	9.85%	SOFR	500	12/31/2029	USD	32,639,133	31,815,025	32,312,742	[1,4,5]
USRP Holdings, Inc.	Revolver	0.50%			12/31/2029	USD	1,397,849	(17,072)	(13,979)[1,3,4]
USRP Holdings, Inc.	Revolver	0.50%			12/31/2029	USD	3,919,648	(39,126)	(39,196)[1,3,4,6]
USRP Holdings, Inc.	Delayed Draw	9.85%	SOFR	500	7/23/2027	USD	4,996,749	2,386,118	2,474,912	[1,4,5,7]
Valcourt Holdings II, LLC	Delayed Draw	11.03%	SOFR	575	11/21/2029	USD	13,510,139	8,165,346	8,413,280	[1,4,5,7]
Valcourt Holdings II, LLC	First Lien Term Loan	11.03%	SOFR	575	11/21/2029	USD	40,739,079	40,007,859	40,739,079	[1,4,5]
Valet Waste Holdings, Inc.	First Lien Term Loan	10.60%	SOFR	575	5/1/2029	USD	2,360,291	2,337,843	2,355,323	[1,4,5,6]
Valet Waste Holdings, Inc.	Revolver	10.60%	SOFR	575	5/1/2029	USD	107,148	52,564	53,348	[1,4,5,6,7]
Valicor PPC Intermediate I LLC	Revolver	9.85%	SOFR	500	1/24/2028	USD	11,777	11,718	11,718	[1,4,5,6]
Valicor PPC Intermediate I LLC	Revolver	9.96%	SOFR	500	1/24/2028	USD	13,067	13,003	13,002	[1,4,5,6]
Valicor PPC Intermediate I LLC	Revolver	12.50%	PRIME	400	1/24/2028	USD	13,067	13,003	13,002	[1,4,5,6]
Valicor PPC Intermediate I LLC	Revolver	12.00%	PRIME	400	1/24/2028	USD	32,668	32,507	32,505	[1,4,5,6]
Valicor PPC Intermediate I LLC	Revolver	0.50%			1/24/2028	USD	582,787	(2,872)	(2,914)[1,3,4,6]
Valicor PPC Intermediate I LLC	First Lien Term Loan	9.85%	SOFR	500	7/24/2028	USD	3,310,391	3,294,010	3,293,839	[1,4,5,6]
Valkyrie Buyer, LLC	Revolver	0.50%			5/6/2030	USD	4,385,965	(61,471)	(66,204)[1,3,4]
Valkyrie Buyer, LLC	Delayed Draw	1.00%			5/6/2031	USD	26,903,509	(387,308)	(406,095)[1,3,4]
Valkyrie Buyer, LLC	Delayed Draw	10.45%	SOFR	525	5/6/2031	USD	2,482,456	2,447,102	2,444,984	[1,4,5]
Valkyrie Buyer, LLC	First Lien Term Loan	10.37%	SOFR	525	5/6/2031	USD	41,228,070	40,633,664	40,605,753	[1,4,5]
Vehicle Management Services LLC	First Lien Term Loan	11.17%	SOFR	625	7/26/2027	USD	34,823,729	34,216,671	34,127,255	[1,4,5]
Vehicle Management Services LLC	First Lien Term Loan	10.85%	SOFR	625	7/26/2027	USD	2,800,911	2,745,208	2,744,893	[1,4,5]
Vensure Employer Services, Inc.	Delayed Draw	1.00%			9/27/2031	USD	35,380,835	(353,534)	(353,808)[1,3,4]
Vensure Employer Services, Inc.	First Lien Term Loan	9.64%	SOFR	500	9/27/2031	USD	79,619,165	78,823,827	78,822,973	[1,4,5]
Vistage Worldwide, Inc.	First Lien Term Loan	9.35%	SOFR	475	7/13/2029	USD	15,000,000	14,932,039	15,042,225	[1,5]
Vistage Worldwide, Inc.	First Lien Term Loan	9.35%	SOFR	475	7/13/2029	USD	29,625,000	28,890,470	29,708,394	[1,5]
VRC Companies, LLC	Delayed Draw	10.77%	SOFR	575	6/29/2027	USD	10,000,000	8,899,663	9,028,670	[1,4,5,7]
VRC Companies, LLC	First Lien Term Loan	11.01%	SOFR	550	6/29/2027	USD	19,328,139	19,143,180	19,328,139	[1,4,5]
VRC Companies, LLC	First Lien Term Loan	10.88%	SOFR	575	6/29/2027	USD	5,929,622	5,890,859	5,929,622	[1,4,5]
VRC Companies, LLC	Revolver	10.88%	SOFR	575	6/29/2027	USD	565,646	113,151	113,151	[1,4,5,7]
Whitemarsh Infrastructure Acquisition, Inc.	Delayed Draw	1.00%			12/18/2027	USD	1,834,445	(35,240)	(36,454)[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Woolpert Holdings, Inc.	Revolver	0.50%			3/11/2029	USD	859,448	$2,106	$(8,594)[1,3,4,6]
Woolpert Holdings, Inc.	Revolver	9.95%	SOFR	500	3/11/2029	USD	201,599	202,095	199,583	[1,4,5,6]
Woolpert Holdings, Inc.	Delayed Draw	1.00%			3/11/2031	USD	2,122,095	(21,220)	(21,221)[1,3,4,6]
Woolpert Holdings, Inc.	First Lien Term Loan	9.95%	SOFR	500	3/11/2031	USD	6,816,857	6,884,357	6,816,857	[1,4,5,6]
Woolpert Holdings, Inc.	Revolver	0.50%			4/5/2029	USD	2,080,434	—	(20,804)[1,3,4]
Woolpert Holdings, Inc.	Revolver	9.95%	SOFR	500	4/5/2029	USD	456,681	456,681	452,114	[1,4,5]
Woolpert Holdings, Inc.	Delayed Draw	9.96%	SOFR	500	4/5/2030	USD	5,074,232	761,157	761,134	[1,4,5,7]
Woolpert Holdings, Inc.	First Lien Term Loan	9.95%	SOFR	500	4/5/2030	USD	16,300,076	16,300,076	16,300,076	[1,4,5]
WRE Holding Corp.	Revolver	0.50%			7/2/2030	USD	7,970,661	(76,482)	(75,289)[1,3,4]
WRE Holding Corp.	Delayed Draw	9.81%	SOFR	500	7/2/2031	USD	14,944,988	650,187	655,899	[1,4,5,7]
WRE Holding Corp.	First Lien Term Loan	9.25%	SOFR	500	7/2/2031	USD	46,364,303	45,911,870	45,926,357	[1,4,5]
YLG Holdings, Inc.	Delayed Draw	9.59%	SOFR	500	11/1/2026	USD	40,000,000	809,742	1,095,120	[1,4,5,7]
YLG Holdings, Inc.	Delayed Draw	9.59%	SOFR	500	11/2/2026	USD	587,741	56,058	60,270	[1,4,5,6,7]
Zinc Buyer Corporation	Delayed Draw	9.35%	SOFR	475	7/24/2031	USD	8,002,256	187,447	191,154	[1,4,5,6,7]
Zinc Buyer Corporation	Delayed Draw	9.87%	SOFR	475	7/24/2031	USD	130,118	128,831	128,889	[1,4,5,6]
Zinc Buyer Corporation	First Lien Term Loan	9.35%	SOFR	475	7/24/2031	USD	14,963,567	14,815,814	14,822,225	[1,4,5,6]
								1,786,247,878	1,799,839,668
Communications — 1.9%
1236904 B.C. Ltd.	First Lien Term Loan	11.01%	SOFR	576	3/4/2027	USD	2,866,248	2,814,402	2,772,482	[1,4,5,9]
AG-Twin Brook Communication Services	First Lien Term Loan	6.32%, 5.00% PIK	SOFR	100	9/30/2026	USD	25,558,757	25,497,847	25,273,495	[1,4,5,6,8]
ARC Media Holdings Limited	First Lien Term Loan	12.65%	SOFR	725	10/31/2027	USD	2,217,450	2,154,695	2,148,620	[1,4,5]
Aurelia Netherlands Midco 2 B.V.	First Lien Term Loan	8.93%	EURIBOR	575	5/1/2031	EUR	44,735,150	47,476,951	48,776,624	[1,2,4,5]
Barkley, LLC	First Lien Term Loan	10.70%	SOFR	575	9/29/2028	USD	1,577,900	1,549,426	1,546,342	[1,4,5]
Barkley, LLC	First Lien Term Loan	11.15%	SOFR	575	9/29/2028	USD	2,393,280	2,348,883	2,345,414	[1,4,5]
BrightSign, LLC	First Lien Term Loan	10.45%	SOFR	550	10/14/2027	USD	4,899,498	4,817,813	4,899,497	[1,4,5]
Broadcast Music, Inc.	First Lien Term Loan	11.04%	SOFR	575	2/8/2030	USD	7,048,104	6,885,337	7,048,104	[1,4,5,6]
Broadcast Music, Inc.	Revolver	0.50%			2/8/2030	USD	1,205,483	(26,967)	—	[1,3,4,6]
CM Acquisitions Holdings, Inc.	Delayed Draw	7.75%, 2.50% PIK	SOFR	350	5/6/2025	USD	293,549	289,770	281,597	[1,4,5,8]
CM Acquisitions Holdings, Inc.	First Lien Term Loan	7.75%, 2.50% PIK	SOFR	350	5/6/2025	USD	2,560,170	2,552,198	2,455,930	[1,4,5,8]
CM Acquisitions Holdings, Inc.	Incremental Term Loan	7.75%, 2.50% PIK	SOFR	350	5/6/2025	USD	798,558	796,071	766,044	[1,4,5,8]
CSL DualCom Ltd.	First Lien Term Loan	9.73%	SONIA	478	9/25/2027	GBP	1,772,638	2,379,463	2,369,837	[1,2,4,5]
Duggal Acquisition, LLC	Delayed Draw	1.00%			9/30/2030	USD	682,742	(14,219)	(14,225)[1,3,4]
Duggal Acquisition, LLC	First Lien Term Loan	9.60%	SOFR	500	9/30/2030	USD	2,696,831	2,640,660	2,640,641	[1,4,5]
Duggal Acquisition, LLC	Revolver	0.50%			9/30/2030	USD	957,177	(19,934)	(19,943)[1,3,4]
EP Purchaser, LLC	Second Lien Term Loan	11.37%	SOFR	650	11/4/2029	USD	10,000,000	9,850,000	9,971,871	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Communications (Continued)
Everbridge Holdings, LLC	Delayed Draw	10.30%	SOFR	500	7/2/2029	USD	5,555,556	$2,150,802	$2,173,694	[1,4,5,7]
Everbridge Holdings, LLC	First Lien Term Loan	10.30%	SOFR	500	7/2/2029	USD	22,222,222	22,115,190	22,174,832	[1,4,5]
Everbridge Holdings, LLC	Revolver	0.50%			7/2/2029	USD	2,222,222	(10,569)	(4,739)[1,3,4]
Fingerpaint Marketing, Inc.	Delayed Draw	11.20%	SOFR	625	12/30/2026	USD	5,916,582	5,844,608	5,859,151	[1,4,5]
Fingerpaint Marketing, Inc.	Delayed Draw	11.70%	SOFR	675	12/30/2026	USD	2,627,306	2,616,682	2,601,803	[1,4,5]
Fingerpaint Marketing, Inc.	First Lien Term Loan	11.20%	SOFR	625	12/30/2026	USD	7,997,093	7,917,122	7,919,467	[1,4,5]
Fingerpaint Marketing, Inc.	First Lien Term Loan	11.70%	SOFR	675	12/30/2026	USD	3,370,883	3,328,939	3,338,163	[1,4,5]
Fingerpaint Marketing, Inc.	Revolver	13.75%	PRIME	675	12/30/2026	USD	1,680,108	134,409	118,100	[1,4,5,7]
Fingerpaint Marketing, Inc.	Revolver	0.50%			12/30/2026	USD	336,022	—	(3,262)[1,3,4]
FuseFX, LLC	First Lien Term Loan	6.32%, 5.00% PIK	SOFR	100	9/30/2026	USD	12,691,045	12,626,459	12,554,329	[1,4,5,6,8]
Global Music Rights	Revolver	0.50%			8/27/2029	USD	1,508,825	(27,366)	—	[1,3,4]
Global Music Rights	First Lien Term Loan	10.10%	SOFR	550	8/27/2030	USD	23,491,175	23,047,739	23,491,175	[1,4,5]
Global Music Rights	First Lien Term Loan	10.10%	SOFR	550	8/27/2030	USD	1,917,582	1,881,559	1,917,582	[1,4,5,6]
Global Music Rights	Revolver	0.50%			8/27/2030	USD	172,997	(3,179)	—	[1,3,4,6]
HH Global Finance Limited	First Lien Term Loan	11.74%	SOFR	641	9/24/2028	USD	15,000,000	14,887,500	14,315,738	[1,4,5,6]
Iconic Purchaser Corporation	Revolver	10.45%	SOFR	550	11/16/2027	USD	1,538,462	1,489,330	1,485,068	[1,4,5,7]
Iconic Purchaser Corporation	First Lien Term Loan	10.95%	SOFR	600	11/16/2028	USD	18,769,240	18,518,221	18,630,232	[1,4,5]
Infolinks Media Buyco, LLC	Delayed Draw	10.10%	SOFR	550	11/1/2026	USD	271,378	267,793	267,308	[1,4,5]
Infolinks Media Buyco, LLC	First Lien Term Loan	10.10%	SOFR	550	11/1/2026	USD	2,588,238	2,551,379	2,546,403	[1,4,5]
Klick, Inc.	First Lien Term Loan	9.25%	SOFR	450	3/31/2028	USD	317,818	314,676	314,640	[1,4,5,6]
Lithium Technologies, LLC	First Lien Term Loan	9.76%, 4.50% PIK	SOFR	450	1/3/2025	USD	9,435,959	9,435,959	3,349,766	[1,4,5,8]
MBS Holdings, Inc.	First Lien Term Loan	11.09%	SOFR	625	4/16/2027	USD	1,011,864	997,956	1,011,864	[1,4,5]
MBS Holdings, Inc.	First Lien Term Loan	10.59%	SOFR	575	4/6/2027	USD	13,316,949	13,150,487	13,316,949	[1,4,5]
MBS Holdings, Inc.	Revolver	10.95%	SOFR	575	4/6/2027	USD	1,271,186	152,542	152,542	[1,4,5,7]
MBS Services Holdings, LLC	First Lien Term Loan	11.34%	SOFR	650	4/16/2027	USD	958,856	944,397	958,856	[1,4,5]
Mc Group Ventures Corporation	Delayed Draw	10.91%	SOFR	550	6/30/2027	USD	9,423,654	7,691,246	7,864,700	[1,4,5,7]
Mc Group Ventures Corporation	Delayed Draw	1.00%			6/30/2027	USD	7,211,538	(67,636)	(55,574)[1,3,4]
Mc Group Ventures Corporation	First Lien Term Loan	10.91%	SOFR	550	6/30/2027	USD	14,923,077	14,754,122	14,867,786	[1,4,5]
Mc Group Ventures Corporation	First Lien Term Loan	10.63%	SOFR	525	6/30/2027	USD	7,692,308	7,604,366	7,633,029	[1,4,5]
OneCare Media, LLC	First Lien Term Loan	11.45%	SOFR	650	9/29/2026	USD	8,448,884	8,386,341	7,513,283	[1,4,5]
OneCare Media, LLC	Revolver	0.50%			9/29/2026	USD	1,333,333	(20,000)	(147,649)[1,3,4]
Outerbox, LLC	Delayed Draw	1.00%			6/7/2028	USD	533,000	(7,374)	(7,995)[1,3,4]
Outerbox, LLC	First Lien Term Loan	9.85%	SOFR	500	6/7/2028	USD	2,451,800	2,417,355	2,415,023	[1,4,5]
Outerbox, LLC	Revolver	0.50%			6/7/2028	USD	298,000	(4,121)	(4,470)[1,3,4]
Permaconn TopCo Pty, Ltd.	First Lien Term Loan	9.67%	BBSY	525	12/8/2027	AUD	2,800,000	1,924,684	1,889,809	[1,2,4,5]
PharmaForceIQ Acquisition, Inc.	First Lien Term Loan	10.74%	SOFR	550	8/2/2029	USD	1,791,000	1,756,044	1,755,180	[1,4,5]
PharmaForceIQ Acquisition, Inc.	Revolver	0.50%			8/2/2029	USD	273,600	(5,297)	(5,472)[1,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Communications (Continued)
Recorded Books, Inc.	Revolver	11.50%	SOFR	625	8/31/2028	USD	1,497,326	$925,637	$921,792	[1,4,5,6,7]
Recorded Books, Inc.	First Lien Term Loan	11.31%	SOFR	625	8/31/2030	USD	18,456,301	17,973,493	17,953,697	[1,4,5,6]
Ribbon Communications Operating Company, Inc.	First Lien Term Loan	11.17%	SOFR	625	6/21/2029	USD	10,000,000	9,808,169	9,800,000	[1,4,5]
SintecMedia NYC, Inc.	First Lien Term Loan	11.75%	SOFR	700	6/21/2029	USD	22,709,746	22,132,115	21,756,914	[1,4,5]
SintecMedia NYC, Inc.	Revolver	11.86%	SOFR	700	6/21/2029	USD	2,118,644	1,292,373	1,263,418	[1,4,5,7]
TA TT Buyer, LLC	First Lien Term Loan	9.35%	SOFR	475	4/1/2029	USD	24,256,124	24,027,222	24,309,428	[1,5]
The Chempetitive Group	Delayed Draw	1.00%			3/22/2029	USD	1,570,000	(28,206)	(31,400)[1,3,4]
The Chempetitive Group	First Lien Term Loan	10.35%	SOFR	550	3/22/2029	USD	1,798,600	1,765,507	1,762,628	[1,4,5]
The Chempetitive Group	Revolver	0.50%			3/22/2029	USD	446,500	(8,011)	(8,930)[1,3,4]
Tinuiti Inc.	Delayed Draw	9.95%	SOFR	525	12/10/2026	USD	5,091,563	5,001,037	4,986,246	[1,4,5]
Tinuiti Inc.	First Lien Term Loan	9.95%	SOFR	525	12/10/2026	USD	3,535,409	3,468,489	3,457,458	[1,4,5]
Trunk Acquisition, Inc.	Revolver	0.50%			2/19/2026	USD	2,500,000	(25,000)	—	[1,3,4]
Trunk Acquisition, Inc.	Revolver	0.50%			2/19/2026	USD	1,193,049	(11,930)	—	[1,3,4,6]
Trunk Acquisition, Inc.	First Lien Term Loan	10.50%	SOFR	575	2/19/2027	USD	21,937,500	21,718,125	21,937,500	[1,4,5]
U.S. Hospitality Publishers, Inc.	Delayed Draw	11.95%	SOFR	700	12/17/2025	USD	6,672,558	6,503,866	6,698,637	[1,4,5]
U.S. Hospitality Publishers, Inc.	First Lien Term Loan	11.95%	SOFR	700	12/17/2025	USD	5,729,739	5,611,716	5,737,432	[1,4,5]
U.S. Hospitality Publishers, Inc.	Revolver	11.95%	SOFR	700	12/17/2025	USD	526,316	210,526	210,526	[1,4,5,7]
Visionary Buyer LLC	Revolver	0.50%			3/21/2030	USD	3,000,000	(41,124)	(60,930)[1,3,4]
Visionary Buyer LLC	Delayed Draw	10.58%	SOFR	525	3/21/2031	USD	12,000,000	1,826,674	1,749,079	[1,4,5,7]
Visionary Buyer LLC	First Lien Term Loan	9.85%	SOFR	525	3/21/2031	USD	12,000,000	11,829,317	11,749,078	[1,4,5]
W2O Holdings, Inc.	First Lien Term Loan	10.56%	SOFR	525	6/12/2026	USD	3,082,708	3,035,774	3,068,203	[1,4,5,6]
W2O Holdings, Inc.	Revolver	10.20%	SOFR	525	6/12/2026	USD	425,201	135,458	140,583	[1,4,5,6,7]
WRE Sports Investments LLC	Delayed Draw	1.00%			7/26/2031	USD	656,000	—	—	[1,3,4,6]
WRE Sports Investments LLC	First Lien Term Loan	5.50%, 5.50% PIK	PRIME	500	7/26/2031	USD	2,354,000	2,296,137	2,295,925	[1,4,5,6,8]
								440,202,125	435,166,925
Consumer Discretionary — 6.2%
3 Step Sports LLC	Revolver	0.50%			10/2/2028	USD	631,578	—	(31,401)[1,3,4,6]
3 Step Sports LLC	Delayed Draw	11.84%, 1.50% PIK	SOFR	650	10/2/2029	USD	3,950,644	431,248	304,547	[1,4,5,6,7,8]
3 Step Sports LLC	First Lien Term Loan	11.83%, 1.50% PIK	SOFR	650	10/2/2029	USD	4,448,773	4,242,511	4,177,789	[1,4,5,6,7,8]
A1 Garage Equity, LLC	Delayed Draw	10.95%	SOFR	600	12/22/2028	USD	4,125,399	3,097,396	3,248,319	[1,4,5,7]
A1 Garage Equity, LLC	First Lien Term Loan	10.95%	SOFR	600	12/22/2028	USD	9,178,409	8,963,803	9,270,193	[1,4,5]
A1 Garage Equity, LLC	Revolver	0.50%			12/22/2028	USD	1,515,151	(45,455)	—	[1,3,4]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	10.21%	SOFR	525	11/30/2026	USD	14,625,565	14,594,659	14,385,706	[1,4,5,6]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	10.37%	SOFR	550	12/14/2027	USD	18,219,144	18,047,876	18,080,426	[1,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	11.87%	SOFR	700	4/22/2026	USD	27,737,117	$27,491,876	$27,668,107	[1,4,5,6]
Aptive Environmental, LLC	First Lien Term Loan	10.34%	SOFR	550	10/1/2030	USD	5,140,262	5,230,708	5,230,708	[1,4,5]
Aptive Environmental, LLC	Revolver	0.50%			10/1/2030	USD	522,738	9,198	9,198	[1,3,4]
Archimede	First Lien Term Loan	9.85%	EURIBOR	650	10/27/2027	EUR	16,300,000	17,198,422	17,477,236	[1,2,4,5]
Archimede	Delayed Draw	9.85%	EURIBOR	650	10/27/2027	EUR	1,500,000	1,804,888	1,608,335	[1,2,4,5]
Auveco Holdings, Inc.	First Lien Term Loan	10.46%	SOFR	525	5/5/2028	USD	9,026,316	8,936,053	9,026,316	[1,4,5]
Auveco Holdings, Inc.	Revolver	10.46%	SOFR	525	5/5/2028	USD	1,315,789	290,789	296,053	[1,4,5,7]
AWI Group, LLC	Delayed Draw	1.00%			8/1/2029	USD	1,171,200	(21,255)	(23,424)[1,3,4]
AWI Group, LLC	First Lien Term Loan	11.00%	SOFR	575	8/1/2029	USD	14,444,800	14,233,401	14,155,904	[1,4,5]
AWI Group, LLC	Revolver	0.50%			8/1/2029	USD	2,725,000	(49,433)	(54,500)[1,3,4]
Bestop, Inc.	Delayed Draw	1.00%			3/29/2029	USD	1,597,604	(27,006)	(31,952)[1,3,4]
Bestop, Inc.	First Lien Term Loan	9.85%	SOFR	525	3/29/2029	USD	10,489,226	10,344,177	10,279,442	[1,4,5]
Bestop, Inc.	Revolver	9.85%	SOFR	525	3/29/2029	USD	1,571,466	130,562	125,718	[1,4,5,7]
BPI Intermediate Holdings, Inc.	First Lien Term Loan	12.70%	SOFR	775	12/11/2025	USD	9,919,259	9,850,015	9,743,597	[1,4,5]
BPI Intermediate Holdings, Inc.	Revolver	0.50%			12/11/2025	USD	1,440,000	(2,250)	(25,501)[1,3,4]
CAP-KSI Holdings, LLC	First Lien Term Loan	9.85%	SOFR	525	6/28/2030	USD	11,173,914	11,025,018	10,978,370	[1,4,5]
CAP-KSI Holdings, LLC	Revolver	9.85%	SOFR	525	6/28/2030	USD	1,868,478	313,418	309,856	[1,4,5,7]
Chop’t Creative Salad Company LLC	First Lien Term Loan	12.20%	SOFR	725	1/22/2025	USD	2,900,812	2,864,246	2,900,812	[1,4,5,6]
Circauto Bidco AB	Delayed Draw	9.16%	STIBOR	600	6/14/2031	SEK	243,902,439	22,731,117	23,414,642	[1,2,4,5]
Circauto Bidco AB	Delayed Draw	1.00%			6/14/2031	SEK	78,678,206	(416,246)	(193,934)[1,2,3,4]
Collision SP Subco, LLC	Delayed Draw	10.79%	SOFR	550	1/29/2030	USD	2,897,654	856,297	904,750	[1,4,5,6,7]
Collision SP Subco, LLC	First Lien Term Loan	10.75%	SOFR	550	1/29/2030	USD	5,718,670	5,613,161	5,706,062	[1,4,5,6]
Collision SP Subco, LLC	Revolver	10.75%	SOFR	550	1/29/2030	USD	1,245,189	162,574	182,254	[1,4,5,6,7]
COP HomeTown Acquisitions, Inc.	Delayed Draw	10.98%	SOFR	550	7/16/2027	USD	20,835,715	20,419,196	20,644,930	[1,4,5]
COP HomeTown Acquisitions, Inc.	Delayed Draw	10.98%	SOFR	550	7/16/2027	USD	10,078,595	9,918,996	9,986,309	[1,4,5,6]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	10.75%	SOFR	550	7/16/2027	USD	9,442,500	9,293,092	9,357,455	[1,4,5]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	10.75%	SOFR	550	7/16/2027	USD	4,567,500	4,494,570	4,526,362	[1,4,5,6]
COP HomeTown Acquisitions, Inc.	Revolver	0.50%			7/16/2027	USD	1,049,167	—	(10,919)[1,3,4]
COP HomeTown Acquisitions, Inc.	Revolver	0.50%			7/16/2027	USD	507,500	(7,747)	(5,282)[1,3,4,6]
Curriculum Associates, LLC	First Lien Term Loan	9.81%	SOFR	475	1/27/2027	USD	15,000,000	14,603,739	14,947,425	[1,4,5]
Curriculum Associates, LLC	First Lien Term Loan	9.81%	SOFR	475	5/10/2028	USD	1,147,059	1,126,898	1,143,039	[1,4,5]
Dealeron Holdco, Inc.	First Lien Term Loan	10.93%	SOFR	626	5/19/2026	USD	3,311,000	3,274,083	3,261,334	[1,4,5]
Denali Midco 2 LLC	Delayed Draw	1.00%			12/22/2027	USD	3,236,333	(58,173)	(4,869)[1,3,4]
Denali Midco 2 LLC	Delayed Draw	10.45%	SOFR	575	12/22/2027	USD	47,511	46,720	47,439	[1,4,5]
Denali Midco 2 LLC	Delayed Draw	10.60%	SOFR	575	12/22/2027	USD	365,000	358,663	364,451	[1,4,5]
Denali Midco 2 LLC	Delayed Draw	11.45%	SOFR	650	12/22/2027	USD	7,433,000	7,210,858	7,456,786	[1,4,5]
Denali Midco 2 LLC	First Lien Term Loan	11.45%	SOFR	650	12/22/2027	USD	7,368,750	7,215,342	7,392,330	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Equinox Holdings, Inc.	First Lien Term Loan	9.45%, 4.13% PIK	SOFR	413	3/8/2029	USD	9,160,583	$8,867,548	$8,935,772	[1,4,5,6,7,8]
Equinox Holdings, Inc.	Second Lien Term Loan	16.00% PIK			6/30/2027	USD	328,146	318,414	324,765	[1,4,7,8]
Equinox Holdings, Inc.	Second Lien Term Loan	16.00% PIK			6/30/2027	USD	557,935	517,979	529,166	[1,4,6,7,8]
Essential Services Holding Corporation	Revolver	0.50%			6/17/2030	USD	2,137,528	(21,816)	(10,688)[1,3,4,6]
Essential Services Holding Corporation	Delayed Draw	1.00%			6/17/2031	USD	1	—	—	[1,3,4]
Essential Services Holding Corporation	Delayed Draw	1.00%			6/17/2031	USD	3,420,053	(35,752)	(17,100)[1,3,4,6]
Essential Services Holding Corporation	First Lien Term Loan	10.29%	SOFR	500	6/17/2031	USD	17,442,418	17,261,133	17,355,206	[1,4,5,6]
Eternal AUS Bidco PTY LTD	Delayed Draw	1.00%			10/27/2029	AUD	842,754	(46,736)	—	[1,2,3,4,6]
Eternal AUS Bidco PTY LTD	First Lien Term Loan	10.65%	BBSW	625	10/27/2029	AUD	4,376,511	2,786,254	3,025,587	[1,2,4,5,6]
Excel Fitness Holdings, Inc.	Delayed Draw	10.10%	SOFR	550	4/29/2029	USD	10,000,000	7,775,000	8,000,000	[1,4,5,7]
Excel Fitness Holdings, Inc.	Delayed Draw	10.10%	SOFR	550	4/29/2029	USD	4,187,788	460,254	526,023	[1,4,5,6,7]
Excel Fitness Holdings, Inc.	First Lien Term Loan	10.10%	SOFR	550	4/29/2029	USD	19,900,000	19,477,245	19,900,000	[1,4,5]
Fastlap LLC	Delayed Draw	1.00%			6/20/2029	USD	1,848,000	(34,945)	(36,960)[1,3,4]
Fastlap LLC	First Lien Term Loan	9.60%	SOFR	500	6/20/2029	USD	1,320,000	1,294,717	1,293,600	[1,4,5]
Fastlap LLC	Revolver	0.50%			6/20/2029	USD	294,500	(5,565)	(5,890)[1,3,4]
Fenix Topco, LLC	Delayed Draw	11.11%	SOFR	650	3/28/2029	USD	6,260,847	679,628	679,565	[1,4,5,7]
Fenix Topco, LLC	First Lien Term Loan	11.11%	SOFR	650	3/28/2029	USD	13,702,751	13,394,521	13,391,552	[1,4,5]
Fitness and Lifestyle Group Bidco Pty Ltd	Delayed Draw	4.58%, 7.25% PIK	BBSY		6/30/2026	AUD	227,417	145,853	156,129	[1,2,4,5,8]
Fitness and Lifestyle Group Bidco Pty Ltd	First Lien Term Loan	4.58%, 7.25% PIK	BBSY		6/30/2026	AUD	5,138,828	3,295,870	3,527,962	[1,2,4,5,8]
Fitness International, LLC	First Lien Term Loan	10.51%	SOFR	525	2/12/2029	USD	24,937,500	24,029,099	24,445,987	[1,4,5,6]
Fitness Ventures Holdings, Inc.	Revolver	9.20%	SOFR	400	8/1/2030	USD	716	705	705	[1,4,5,6]
Fitness Ventures Holdings, Inc.	Revolver	9.12%	SOFR	400	8/1/2030	USD	33	33	33	[1,4,5,6]
Fitness Ventures Holdings, Inc.	Revolver	8.85%	SOFR	400	8/1/2030	USD	44	44	44	[1,4,5,6]
Fitness Ventures Holdings, Inc.	Revolver	8.84%	SOFR	400	8/1/2030	USD	207	108	108	[1,4,5,6,7]
Fitness Ventures Holdings, Inc.	Delayed Draw	1.00%			8/1/2031	USD	486,803	(7,217)	(7,139)[1,3,4,6]
Fitness Ventures Holdings, Inc.	First Lien Term Loan	10.70%	SOFR	550	8/1/2031	USD	778,896	767,395	767,473	[1,4,5,6]
FQSR, LLC	Delayed Draw	11.04%	SOFR	550	5/26/2027	USD	2,216,397	2,216,397	2,172,712	[1,4,5]
Gateway US Holdings, Inc.	Delayed Draw	10.25%	SOFR	550	9/22/2026	USD	6,682,510	6,571,934	6,683,178	[1,4,5]
Gateway US Holdings, Inc.	First Lien Term Loan	10.25%	SOFR	550	9/22/2026	USD	22,169,712	21,886,065	22,171,929	[1,4,5]
Gateway US Holdings, Inc.	Revolver	0.50%			9/22/2026	USD	854,815	—	—	[1,3,4]
GSM Acquisition Corp.	First Lien Term Loan	10.36%	SOFR	500	11/16/2026	USD	29,316,456	29,172,419	29,316,456	[1,4,5]
GSV Holding, LLC	Delayed Draw	10.75%	SOFR	600	4/3/2028	USD	49,325,081	43,479,469	44,226,696	[1,4,5,7]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Harbor Purchaser, Inc.	Second Lien Term Loan	13.35%	SOFR	850	4/7/2030	USD	17,000,000	$16,742,615	$17,000,000	[1,4,5]
Harley Exteriors Acquisition, LLC	Delayed Draw	1.00%			8/2/2029	USD	514,000	(9,955)	(10,280)[1,3,4]
Harley Exteriors Acquisition, LLC	First Lien Term Loan	10.74%	SOFR	550	8/2/2029	USD	1,117,950	1,096,130	1,095,591	[1,4,5]
Harley Exteriors Acquisition, LLC	Revolver	0.50%			8/2/2029	USD	172,800	(3,346)	(3,456)[1,3,4]
Health Buyer LLC	First Lien Term Loan	10.10%	SOFR	550	4/29/2029	USD	1,308,482	1,280,684	1,308,482	[1,4,5,6]
Home Service Topco IV, Inc.	Delayed Draw	1.00%			12/31/2027	USD	4,757,325	(71,360)	—	[1,3,4,6]
Home Service Topco IV, Inc.	First Lien Term Loan	11.35%	SOFR	600	12/31/2027	USD	5,160,862	5,040,678	5,160,862	[1,4,5,6]
Home Service Topco IV, Inc.	Revolver	0.50%			12/31/2027	USD	1,066,677	—	—	[1,3,4,6]
Houghton Mifflin Harcourt Publishing Company	Second Lien Term Loan	12.95%	SOFR	800	4/7/2028	USD	39,600,000	38,357,719	39,275,027	[1,4,5]
HPS Consumer Discretionary	First Lien Term Loan	11.45%, 1.50% PIK	SOFR	650	10/31/2024	USD	3,931,951	3,863,399	3,826,746	[1,4,5,7,8]
HPS Consumer Discretionary	First Lien Term Loan	12.65%	SOFR	725	7/26/2026	USD	14,066,331	13,890,331	13,521,029	[1,4,5,6]
HS Spa Holdings, Inc.	Revolver	10.10%	SOFR	525	6/2/2028	USD	311,429	95,764	95,764	[1,4,5,7]
HS Spa Holdings, Inc.	Delayed Draw	1.00%			6/2/2029	USD	250,000	(2,369)	525	[1,3,4]
HS Spa Holdings, Inc.	First Lien Term Loan	10.31%	SOFR	525	6/2/2029	USD	2,136,400	2,104,099	2,140,886	[1,4,5]
HTI Intermediate, LLC	Delayed Draw	1.00%			3/1/2030	USD	423,000	(3,821)	(4,230)[1,3,4]
HTI Intermediate, LLC	First Lien Term Loan	10.02%	SOFR	500	3/1/2030	USD	916,200	899,148	897,876	[1,4,5]
HTI Intermediate, LLC	Revolver	10.02%	SOFR	500	3/1/2030	USD	282,500	51,378	50,850	[1,4,5,7]
Hudson’s Bay Company	First Lien Term Loan	13.20%	SOFR	850	9/30/2026	USD	6,382,289	6,324,219	6,318,088	[1,4,5,6]
HY Cite Enterprises LLC	First Lien Term Loan	13.36%	SOFR	800	11/12/2026	USD	11,317,227	10,354,771	11,275,296	[1,4,5]
Infinity Home Services Holdco, Inc.	Delayed Draw	11.41%	CDOR	600	12/28/2028	CAD	637,250	459,201	471,165	[1,2,4,5,6]
Infinity Home Services Holdco, Inc.	Revolver	12.20%	PRIME	500	12/28/2028	CAD	1,000	64	90	[1,2,4,5,6,7]
Ingenio, LLC	First Lien Term Loan	11.74%	SOFR	700	8/3/2026	USD	14,223,397	14,008,747	14,028,422	[1,4,5,6]
Innovetive Petcare, LLC	Delayed Draw	10.43%	SOFR	500	6/30/2028	USD	1,918,068	1,610,838	1,628,580	[1,4,5,6,7]
JHCC Holdings LLC	Delayed Draw	9.85%	SOFR	525	9/9/2026	USD	2,436,221	2,398,418	2,411,859	[1,4,5,6]
JHCC Holdings LLC	First Lien Term Loan	9.85%	SOFR	525	9/9/2026	USD	606,727	596,342	600,659	[1,4,5,6]
KBP Investments LLC	Delayed Draw	11.04%	SOFR	550	5/26/2027	USD	27,610,170	23,726,487	23,621,288	[1,4,5,6,7]
Legends Hospitality Holding Company, LLC	Revolver	0.50%			8/22/2030	USD	6,861,373	(24,213)	(153,766)[1,3,4]
Legends Hospitality Holding Company, LLC	Revolver	0.50%			8/22/2030	USD	900,000	(23,823)	(24,262)[1,3,4,6]
Legends Hospitality Holding Company, LLC	Delayed Draw	1.00%			8/22/2031	USD	3,430,687	(12,108)	(82,785)[1,3,4]
Legends Hospitality Holding Company, LLC	Delayed Draw	1.00%			8/22/2031	USD	1,531,080	(40,884)	(41,274)[1,3,4,6]
Legends Hospitality Holding Company, LLC	First Lien Term Loan	10.13%	SOFR	500	8/22/2031	USD	58,321,672	58,116,864	56,914,334	[1,4,5]
Legends Hospitality Holding Company, LLC	First Lien Term Loan	10.13%	SOFR	500	8/22/2031	USD	26,027,380	25,333,070	25,325,746	[1,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Leonard Group, Inc.	First Lien Term Loan	11.37%	SOFR	650	2/26/2026	USD	13,440,690	$13,349,540	$13,363,761	[1,4,5]
Leviathan Intermediate Holdco. LLC	First Lien Term Loan	12.98%	SOFR	750	12/27/2027	USD	2,230,888	2,191,927	2,230,888	[1,4,5,6]
Majco LLC	Revolver	0.50%			12/23/2027	USD	1,666,667	—	—	[1,3,4]
Majco LLC	Delayed Draw	9.97%	SOFR	450	12/23/2028	USD	9,203,167	9,153,696	9,203,167	[1,4,5]
Majco LLC	First Lien Term Loan	9.97%	SOFR	450	12/23/2028	USD	8,797,500	8,709,525	8,797,500	[1,4,5]
Majco LLC	Delayed Draw	1.00%			12/4/2028	USD	3,000,000	(29,080)	—	[1,3,4,6]
Mammoth Holdings, LLC	Revolver	12.75%	PRIME	475	11/15/2029	USD	2,272,727	1,096,914	1,136,363	[1,4,5,7]
Mammoth Holdings, LLC	Delayed Draw	10.41%	ARR	575	11/15/2030	USD	4,545,452	4,461,155	4,545,452	[1,4,5]
Mammoth Holdings, LLC	First Lien Term Loan	10.35%	SOFR	575	11/15/2030	USD	18,090,909	17,760,282	18,090,909	[1,4,5]
Margaritaville Enterprises LLC	Delayed Draw	9.36%	SOFR	475	6/17/2027	USD	2,111,690	2,087,660	2,111,690	[1,4,5]
Margaritaville Enterprises LLC	Revolver	0.50%			6/17/2027	USD	312,500	(4,688)	—	[1,3,4]
Monahan Products LLC	First Lien Term Loan	9.85%	SOFR	500	8/27/2027	USD	3,753,484	3,735,744	3,716,666	[1,4,5,6]
Movati Athletic Group, Inc.	Revolver	0.50%			5/29/2029	CAD	2,812,500	(64,984)	(29,962)[1,2,3,4,6]
Movati Athletic Group, Inc.	Delayed Draw	1.00%			5/29/2030	CAD	1,250,000	(33,149)	(13,316)[1,2,3,4]
Movati Athletic Group, Inc.	Delayed Draw	1.00%			5/29/2030	CAD	3,750,000	(87,295)	(39,949)[1,2,3,4,6]
Movati Athletic Group, Inc.	First Lien Term Loan	9.77%	CDOR	525	5/29/2030	CAD	10,312,500	7,349,271	7,514,910	[1,2,4,5]
Movati Athletic Group, Inc.	First Lien Term Loan	9.77%	CDOR	525	5/29/2030	CAD	30,937,500	22,148,844	22,544,729	[1,2,4,5,6]
Movati Athletic Group, Inc.	Revolver	9.55%	CDOR	525	5/29/2030	CAD	937,500	252,329	267,277	[1,2,4,5,7]
New Churchill Holdco LLC	Delayed Draw	10.83%	SOFR	550	11/10/2029	USD	5,307,937	2,180,965	2,278,409	[1,4,5,6,7]
New Churchill Holdco LLC	First Lien Term Loan	10.83%	SOFR	550	11/10/2029	USD	2,961,495	2,908,766	2,961,495	[1,4,5,6]
New Churchill Holdco LLC	Revolver	10.77%	SOFR	550	11/10/2029	USD	708,661	41,021	53,150	[1,4,5,6,7]
NKD Group GmbH	First Lien Term Loan	11.35%	EURIBOR	800	3/23/2026	EUR	5,769,231	6,017,395	6,421,673	[1,2,4,5]
NL1 Acquire Corp.	Revolver	10.80%	CDOR	550	5/26/2026	CAD	1,330,000	244,526	178,793	[1,2,4,5,7]
NL1 Acquire Corp.	Delayed Draw	9.75%	CDOR	550	5/26/2028	CAD	1,914,730	1,483,849	1,415,697	[1,2,4,5]
NL1 Acquire Corp.	Delayed Draw	9.48%, 2.00% PIK	SOFR	400	5/26/2028	USD	234,461	228,528	229,042	[1,4,5,8]
NL1 Acquire Corp.	First Lien Term Loan	8.25%, 2.00% PIK	CDOR	400	5/26/2028	CAD	9,604,096	7,489,892	6,897,923	[1,2,4,5,7,8]
NL1 Acquire Corp.	First Lien Term Loan	10.25%	SOFR	550	5/26/2028	USD	2,047,500	2,027,025	1,970,073	[1,4,5]
North Haven Stallone Buyer, LLC	Delayed Draw	10.92%	SOFR	600	5/24/2027	USD	6,740,483	5,693,274	5,721,014	[1,4,5,6,7]
North Haven Stallone Buyer, LLC	Delayed Draw	10.92%	SOFR	600	5/24/2027	USD	25,045,574	24,350,100	24,677,197	[1,4,5]
North Haven Stallone Buyer, LLC	Delayed Draw	1.00%			5/24/2027	USD	3,954,365	(112,965)	(58,162)[1,3,4]
Northwinds Holdings, Inc.	Delayed Draw	1.00%			5/1/2029	USD	719,876	(7,110)	(6,711)[1,3,4,6]
Oil Changer Holding Corporation	Delayed Draw	11.56%	SOFR	675	2/8/2027	USD	19,986,215	17,608,396	17,742,215	[1,4,5,7]
Otter Learning, LLC	Delayed Draw	11.71%	SOFR	650	4/18/2028	USD	12,598,947	9,579,054	9,708,014	[1,4,5,7]
Otter Learning, LLC	First Lien Term Loan	11.45%	SOFR	650	4/18/2028	USD	3,160,278	3,127,223	3,153,311	[1,4,5]
Otter Learning, LLC	Revolver	0.50%			4/18/2028	USD	1,000,000	(12,500)	(2,205)[1,3,4]
Owl Rock Consumer Discretionary	First Lien Term Loan	9.60%	SOFR	500	3/26/2026	USD	29,082,448	28,968,269	28,834,901	[1,4,5,6]
Paperworks Industries, Inc.	First Lien Term Loan	13.65%	SOFR	825	6/30/2027	USD	8,709,907	8,615,151	8,565,810	[1,4,5]
Pareto Health Intermediate Holdings, Inc.	Revolver	0.50%			6/1/2029	USD	201,613	(6,048)	—	[1,3,4]
Pareto Health Intermediate Holdings, Inc.	Revolver	0.50%			6/1/2029	USD	1,651,376	(49,541)	—	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	10.85%	SOFR	625	6/1/2030	USD	2,001,008	$1,948,690	$2,001,008	[1,4,5]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	10.85%	SOFR	625	6/1/2030	USD	16,400,229	15,969,155	16,400,229	[1,4,5,6]
Penney Borrower LLC	First Lien Term Loan	11.44%	SOFR	650	12/16/2026	USD	5,944,853	5,888,855	5,913,247	[1,4,5,6]
POY Holdings, LLC	Delayed Draw	10.25%	SOFR	550	11/16/2027	USD	1,913,083	1,894,893	1,913,083	[1,4,5]
POY Holdings, LLC	Delayed Draw	1.00%			11/16/2027	USD	1,200,000	(12,000)	(12,000)[1,3,4]
POY Holdings, LLC	First Lien Term Loan	10.25%	SOFR	550	11/16/2027	USD	8,015,337	7,883,511	8,015,337	[1,4,5]
POY Holdings, LLC	Delayed Draw	11.00%	SOFR	550	11/17/2027	USD	902,111	902,111	902,111	[1,4,5]
POY Holdings, LLC	First Lien Term Loan	10.25%	SOFR	550	11/17/2027	USD	18,927,210	18,737,937	18,927,210	[1,4,5]
POY Holdings, LLC	Revolver	10.29%	SOFR	550	11/17/2027	USD	2,406,511	1,123,039	1,123,039	[1,4,5,7]
Premier Early Childhood Education Partners LLC	Delayed Draw	1.00%			11/22/2028	USD	2,365,000	(38,283)	(41,388)[1,3,4]
Quality Automotive Services, LLC	Delayed Draw	9.85%	SOFR	525	7/16/2027	USD	5,537,661	2,552,137	2,635,948	[1,4,5,6,7]
Quality Automotive Services, LLC	First Lien Term Loan	10.45%	SOFR	525	7/16/2027	USD	2,087,126	2,066,325	2,066,255	[1,4,5,6]
Quality Automotive Services, LLC	Revolver	0.50%			7/16/2027	USD	1,477,132	—	(3,995)[1,3,4,6]
Quick Quack Car Wash Holdings, LLC	Delayed Draw	9.60%	SOFR	475	6/10/2031	USD	8,005,460	515,342	512,986	[1,4,5,6,7]
Quick Quack Car Wash Holdings, LLC	Delayed Draw	9.86%	SOFR	475	6/10/2031	USD	700,000	689,694	689,500	[1,4,5,6]
Quick Quack Car Wash Holdings, LLC	First Lien Term Loan	10.00%	SOFR	475	6/10/2031	USD	14,284,815	14,076,164	14,070,542	[1,4,5,6]
Quick Quack Car Wash Holdings, LLC	Revolver	0.50%			6/10/2031	USD	2,615,515	(37,767)	(39,233)[1,3,4,6]
Race Winning Brands, Inc.	First Lien Term Loan	10.65%	SOFR	525	11/16/2027	USD	19,109,579	18,879,020	18,207,264	[1,4,5]
Race Winning Brands, Inc.	First Lien Term Loan	10.65%	SOFR	525	11/16/2027	USD	6,604,495	6,518,514	6,292,645	[1,4,5,6]
Race Winning Brands, Inc.	Revolver	10.52%	SOFR	525	11/16/2027	USD	3,125,000	513,021	373,277	[1,4,5,7]
Rawlings Sports Goods Company, Inc.	Revolver	9.18%	SOFR	375	12/31/2025	USD	1,000	376	392	[1,4,5,6,7]
Rawlings Sports Goods Company, Inc.	First Lien Term Loan	10.79%	SOFR	550	12/31/2026	USD	1,739,224	1,703,892	1,739,224	[1,4,5,6]
Redwood Services, LLC	Delayed Draw	11.98%	SOFR	650	12/31/2027	USD	3,393,838	601,948	665,023	[1,4,5,6,7]
Redwood Services, LLC	First Lien Term Loan	11.98%	SOFR	650	12/31/2027	USD	227,373	223,229	227,373	[1,4,5,6]
Redwood Services, LLC	Revolver	11.98%	SOFR	650	12/31/2027	USD	44,237	24,671	25,468	[1,4,5,6,7]
RefrigiWear, LLC	First Lien Term Loan	10.01%	SOFR	450	11/2/2027	USD	1,483,623	1,468,786	1,483,623	[1,4,5]
RefrigiWear, LLC	First Lien Term Loan	9.66%	SOFR	450	11/2/2027	GBP	9,000,000	11,276,801	12,032,086	[1,2,4,5]
RefrigiWear, LLC	First Lien Term Loan	10.01%	SOFR	450	6/4/2029	USD	15,266,406	15,113,742	15,266,406	[1,4,5]
RefrigiWear, LLC	Revolver	0.50%			6/4/2029	USD	2,601,896	—	—	[1,3,4]
Regent Holding Company, LLC	Revolver	12.70%	SOFR	775	2/25/2026	USD	1,917,293	1,127,820	1,116,880	[1,4,5,7]
Regent Holding Company, LLC	First Lien Term Loan	12.70%	SOFR	775	2/26/2026	USD	1,071,429	1,031,284	1,065,315	[1,4,5]
Regent Holding Company, LLC	First Lien Term Loan	12.70%	SOFR	775	2/25/2026	USD	11,114,662	11,044,404	11,051,245	[1,4,5,9,10,11]
Riverside Assessments, LLC	First Lien Term Loan	9.85%	SOFR	525	3/19/2031	USD	41,500,000	40,713,476	40,457,877	[1,4,5]
Riverside Assessments, LLC	Revolver	10.10%	SOFR	525	3/19/2031	USD	6,000,000	1,485,926	1,446,812	[1,4,5,7]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Shock Doctor Intermediate LLC	First Lien Term Loan	10.35%	SOFR	575	11/20/2029	USD	10,445,829	$10,265,549	$10,445,829	[1,4,5,6]
Shock Doctor Intermediate LLC	Revolver	0.50%			11/20/2029	USD	2,099,664	(36,268)	—	[1,3,4,6]
Southern Air & Heat Holdings, LLC	First Lien Term Loan	10.71%	SOFR	525	10/1/2027	USD	34,964,002	10,361,680	11,177,222	[1,4,5,7]
Spanx, LLC	Revolver	0.50%			11/18/2027	USD	12,096,621	—	—	[1,3,4]
Spanx, LLC	First Lien Term Loan	10.20%	SOFR	525	11/18/2028	USD	61,375,394	60,539,227	61,375,395	[1,4,5]
Speedstar Holding, LLC	Delayed Draw	11.32%	SOFR	600	1/22/2027	USD	306,466	297,272	303,184	[1,4,5]
Speedstar Holding, LLC	First Lien Term Loan	11.32%	SOFR	600	1/22/2027	USD	9,194,834	9,064,836	9,096,383	[1,4,5]
Spotless Brands, LLC	Delayed Draw	10.56%	SOFR	550	7/25/2028	USD	24,232,280	1,055,306	1,050,065	[1,4,5,7]
ST Athena Global LLC	Revolver	0.50%			8/20/2029	USD	3,761,471	(55,157)	(53,963)[1,3,4]
ST Athena Global LLC	Delayed Draw	1.00%			8/20/2030	USD	1,207,897	(17,951)	(17,329)[1,3,4]
ST Athena Global LLC	First Lien Term Loan	10.43%	SONIA	525	8/20/2030	GBP	10,146,337	13,085,737	13,370,022	[1,2,4,5]
ST Athena Global LLC	First Lien Term Loan	10.10%	SOFR	525	8/20/2030	USD	10,669,759	10,511,874	10,516,690	[1,4,5]
ST Athena Global LLC	First Lien Term Loan	10.53%	SOFR	525	8/20/2030	USD	10,669,759	10,511,847	10,516,690	[1,4,5]
ST Athena Global LLC	First Lien Term Loan	10.57%	SOFR	525	8/20/2030	USD	805,265	793,347	793,712	[1,4,5]
Stanton Carpet Corp.	Revolver	0.50%			10/1/2026	USD	1,189,468	—	—	[1,3,4]
Stanton Carpet Corp.	First Lien Term Loan	9.75%	SOFR	500	10/1/2027	USD	8,951,643	8,860,081	8,951,643	[1,4,5]
Stepping Stones Healthcare Services, LLC	Revolver	0.50%			12/30/2026	USD	2,000,000	(150,033)	(11,411)[1,3,4]
Summit Buyer, LLC	Delayed Draw	9.60%	SOFR	500	5/31/2026	USD	24,456,522	6,861,210	6,829,882	[1,4,5,7]
Summit Buyer, LLC	Revolver	0.50%			5/31/2030	USD	5,706,522	(53,927)	(59,350)[1,3,4]
Summit Buyer, LLC	First Lien Term Loan	9.60%	SOFR	500	5/31/2031	USD	44,836,957	44,403,063	44,370,637	[1,4,5]
Team Acquisition Corporation	Revolver	0.50%			11/21/2028	USD	4,618,975	(154,016)	—	[1,3,4,6]
Team Acquisition Corporation	First Lien Term Loan	11.10%	SOFR	650	11/21/2029	USD	14,207,086	13,684,344	14,207,086	[1,4,5]
Team Acquisition Corporation	First Lien Term Loan	11.49%	SOFR	650	11/21/2029	USD	8,180,362	7,865,815	8,180,362	[1,4,5]
The One Group, LLC	First Lien Term Loan	11.75%	SOFR	650	5/1/2029	USD	8,900,000	8,649,705	8,633,000	[1,4,5]
TickPick Intermediate Holdings, LLC	First Lien Term Loan	10.82%	SOFR	550	7/2/2030	USD	8,449,000	8,284,848	8,300,720	[1,4,5]
TickPick Intermediate Holdings, LLC	Revolver	10.82%	SOFR	550	7/2/2030	USD	551,000	196,122	196,216	[1,4,5,7]
Titan Home Improvement, LLC	Delayed Draw	1.00%			5/31/2030	USD	976,744	(19,005)	(19,922)[1,3,4]
Titan Home Improvement, LLC	First Lien Term Loan	11.06%	SOFR	600	5/31/2030	USD	5,209,302	5,109,139	5,103,052	[1,4,5]
Titan Home Improvement, LLC	Revolver	0.50%			5/31/2030	USD	813,953	(15,388)	(16,602)[1,3,4]
Trader Corporation	First Lien Term Loan	10.29%	CDOR	550	12/22/2029	CAD	1,370,333	993,893	1,013,185	[1,2,4,5,6]
Treehouse Junior Limited	First Lien Term Loan	10.31%	SOFR	500	3/25/2028	USD	7,754,716	7,687,084	7,754,716	[1,4,5]
TruBlue LLC	Delayed Draw	1.00%			1/11/2029	USD	418,500	(5,875)	(8,370)[1,3,4]
TruBlue LLC	First Lien Term Loan	10.35%	SOFR	550	1/11/2029	USD	936,600	922,937	917,868	[1,4,5]
TruBlue LLC	Revolver	0.50%			1/11/2029	USD	257,000	(3,602)	(5,140)[1,3,4]
US Fitness Holdings, LLC	Revolver	10.52%	SOFR	550	9/4/2030	USD	403,846	76,335	76,327	[1,4,5,6,7]
US Fitness Holdings, LLC	Delayed Draw	1.00%			9/4/2031	USD	5,169,231	(56,814)	(56,862)[1,3,4]
US Fitness Holdings, LLC	First Lien Term Loan	10.52%	SOFR	550	9/4/2031	USD	20,676,923	20,449,717	20,449,477	[1,4,5,6]
Vehicle Accessories, Inc.	First Lien Term Loan	10.61%	SOFR	525	11/30/2026	USD	1,267,961	1,250,681	1,247,166	[1,4,5]
Vehicle Accessories, Inc.	First Lien Term Loan	10.21%	SOFR	525	11/30/2026	USD	1,267,961	1,258,156	1,247,166	[1,4,5]
Vehicle Accessories, Inc.	First Lien Term Loan	10.21%	SOFR	525	11/30/2026	USD	8,063,537	7,948,103	7,931,295	[1,4,5,6]
Vehicle Accessories, Inc.	Revolver	10.87%	SOFR	525	11/30/2026	USD	219,280	70,798	69,496	[1,4,5,7]
Vertex Service Partners, LLC	Delayed Draw	1.00%			11/8/2030	USD	58,140	(1,368)	—	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Vertex Service Partners, LLC	Delayed Draw	10.56%	SOFR	550	11/8/2030	USD	11,573,726	$11,305,532	$11,573,728	[1,4,5,6]
Vertex Service Partners, LLC	Delayed Draw	1.00%			11/8/2030	USD	58,140	(1,368)	—	[1,3,4,6]
Vertex Service Partners, LLC	Delayed Draw	10.56%	SOFR	550	11/8/2030	USD	7,486,411	7,312,722	7,486,411	[1,4,5]
Vertex Service Partners, LLC	First Lien Term Loan	10.56%	SOFR	550	11/8/2030	USD	3,914,608	3,834,435	3,914,608	[1,4,5]
Vertex Service Partners, LLC	First Lien Term Loan	10.56%	SOFR	550	11/8/2030	USD	6,057,714	5,919,154	6,057,714	[1,4,5,6]
Vertex Service Partners, LLC	Revolver	0.50%			11/8/2030	USD	872,093	(19,221)	—	[1,3,4]
Vertex Service Partners, LLC	Revolver	10.60%	SOFR	550	11/8/2030	USD	1,449,485	175,138	207,069	[1,4,5,6,7]
Vertex Service Partners, LLC	Revolver	10.60%	SOFR	550	11/8/2030	USD	145,349	142,090	145,349	[1,4,5]
Weber-Stephen Products, LLC	Revolver	10.95%	SOFR	575	12/19/2026	USD	6,666,667	1,157,082	1,160,317	[1,4,5,6,7]
Woof Holdings, Inc.	Second Lien Term Loan	12.63%	SOFR	725	12/21/2028	USD	8,000,000	7,894,492	7,855,025	[1,4,5,9]
WU Holdco, Inc.	Revolver	10.24%	SOFR	500	3/26/2027	USD	65,371	64,756	64,814	[1,4,5,6]
WU Holdco, Inc.	Revolver	9.64%	SOFR	500	3/26/2027	USD	293,787	84,468	84,724	[1,4,5,6,7]
WU Holdco, Inc.	Delayed Draw	9.60%	SOFR	500	7/11/2032	USD	7,075,489	4,899,876	4,909,463	[1,4,5,7]
								1,407,801,277	1,420,273,673
Consumer Staples — 1.1%
Baxters North America Holdings, Inc.	First Lien Term Loan	12.31%, 2.00% PIK	SOFR	725	5/31/2028	USD	23,146,025	22,682,649	22,782,433	[1,4,5,8]
BCPE North Star US Holdco 2, Inc.	First Lien Term Loan	8.96%	SOFR	400	6/10/2028	USD	13,636,860	13,534,584	12,942,267	[1,5]
BGI Purchaser, Inc.	Revolver	9.06%	SOFR	400	5/31/2030	USD	999	663	663	[1,4,5,6,7]
BGI Purchaser, Inc.	Delayed Draw	1.00%			5/31/2031	USD	1,010,802	(14,811)	(14,867)[1,3,4,6]
BGI Purchaser, Inc.	First Lien Term Loan	10.06%	SOFR	500	5/31/2031	USD	2,297,920	2,264,566	2,264,122	[1,4,5,6]
C.P. Converters, Inc.	First Lien Term Loan	12.46%	ARR CSA	750	10/7/2024	USD	3,243,689	3,223,904	3,235,227	[1,4,5,7]
City Line Distributors LLC	Delayed Draw	11.23%	SOFR	600	8/31/2028	USD	345,242	336,611	345,242	[1,4,5,6]
City Line Distributors LLC	First Lien Term Loan	11.36%	SOFR	600	8/31/2028	USD	858,780	840,867	858,779	[1,4,5,6]
City Line Distributors LLC	Revolver	0.50%			8/31/2028	USD	2,500	(11)	—	[1,3,4,6]
DecoPac, Inc.	First Lien Term Loan	10.10%	SOFR	525	5/14/2030	USD	1,080,845	1,075,454	1,075,441	[1,4,5,6]
DecoPac, Inc.	Revolver	0.50%			5/14/2030	USD	229,409	(1,143)	(1,147)[1,3,4,6]
Demakes Borrower, LLC	Delayed Draw	1.00%			12/12/2029	USD	719,180	(16,814)	(16,117)[1,3,4,6]
Demakes Borrower, LLC	Delayed Draw	1.00%			12/12/2029	USD	1,152,000	(26,981)	(25,817)[1,3,4]
Demakes Borrower, LLC	First Lien Term Loan	11.55%	SOFR	625	12/12/2029	USD	2,544,301	2,486,800	2,487,281	[1,4,5,6]
Demakes Borrower, LLC	First Lien Term Loan	11.20%	SOFR	625	12/12/2029	USD	4,077,510	3,985,179	3,986,131	[1,4,5]
Eagle Family Foods, Inc.	First Lien Term Loan	10.33%	SOFR	500	8/12/2030	USD	35,955,056	35,601,294	35,629,522	[1,4,5]
Eagle Family Foods, Inc.	Revolver	10.33%	SOFR	500	8/12/2030	USD	4,044,943	859,271	862,254	[1,4,5,7]
GOJO Industries Holdings, Inc.	First Lien Term Loan	14.78%	SOFR	950	10/26/2028	USD	24,096,087	23,468,120	23,621,158	[1,4,5]
Great Kitchens Food Company, Inc.	First Lien Term Loan	10.85%	SOFR	600	5/29/2029	USD	8,372,881	8,213,754	8,205,424	[1,4,5]
Great Kitchens Food Company, Inc.	Revolver	0.50%			5/31/2029	USD	1,412,429	(26,390)	(28,249)[1,3,4]
JTM Foods, LLC	Delayed Draw	10.00%	SOFR	525	5/14/2027	USD	1,027,361	1,015,693	1,027,361	[1,4,5]
JTM Foods, LLC	First Lien Term Loan	10.50%	SOFR	525	5/14/2027	USD	7,490,621	7,396,988	7,490,621	[1,4,5]
JTM Foods, LLC	First Lien Term Loan	10.00%	SOFR	525	5/14/2027	USD	1,327,012	1,318,617	1,327,012	[1,4,5]
JTM Foods, LLC	Revolver	10.65%	SOFR	525	5/14/2027	USD	1,119,194	1,004,363	1,007,275	[1,4,5,7]
JTM Foods, LLC	Revolver	10.52%	SOFR	525	5/14/2027	USD	559,597	554,001	559,597	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Staples (Continued)
KNPC Holdco, LLC	First Lien Term Loan	11.24%	SOFR	600	10/22/2029	USD	1,196,553	$1,175,249	$1,196,553	[1,4,5,6]
LifeStyles Bidco, Ltd.	First Lien Term Loan	11.83%	SOFR	650	11/30/2028	EUR	2,747,752	2,893,221	3,058,495	[1,2,4,5,6]
LifeStyles Bidco, Ltd.	Revolver	10.60%	SOFR	575	11/30/2028	USD	1,000	611	632	[1,4,5,6,7]
LJ Perimeter Buyer, Inc.	First Lien Term Loan	11.90%	SOFR	650	10/31/2028	USD	7,538	7,530	7,582	[1,4,5]
Phoenix YW Buyer, Inc.	First Lien Term Loan	10.25%	SOFR	500	5/31/2030	USD	4,146,582	4,041,714	4,064,854	[1,4,5,6]
Phoenix YW Buyer, Inc.	Revolver	0.50%			5/31/2030	USD	651,557	(16,229)	(12,842)[1,3,4,6]
Purfoods, LLC	Delayed Draw	9.85%	SOFR	525	8/12/2026	USD	2,932,031	2,902,711	2,903,571	[1,4,5]
Purfoods, LLC	First Lien Term Loan	9.85%	SOFR	525	8/12/2026	USD	4,331,250	4,287,937	4,289,207	[1,4,5]
Qin’s Buffalo, LLC	Delayed Draw	10.60%	SOFR	600	5/5/2027	USD	1,038,000	227,599	225,765	[1,4,5,7]
RB Holdings Interco, LLC	Revolver	10.44%	SOFR	500	5/4/2028	USD	1,385,080	1,137,612	1,151,180	[1,4,5,6,7]
Reddy Ice Holdings, Inc.	Delayed Draw	10.64%	SOFR	475	4/22/2029	USD	1,603,617	1,580,670	1,591,259	[1,4,5,6]
Reddy Ice Holdings, Inc.	First Lien Term Loan	10.64%	SOFR	475	4/22/2029	USD	6,793,172	6,751,184	6,693,256	[1,4,5,6]
Reddy Ice Holdings, Inc.	Revolver	12.25%	PRIME	375	4/22/2029	USD	603,212	454,716	449,569	[1,4,5,6,7]
Royal Borrower LLC	Delayed Draw	1.00%			7/1/2030	USD	517,369	(7,604)	(7,620)[1,3,4,6]
Royal Borrower LLC	First Lien Term Loan	10.09%	SOFR	525	7/1/2030	USD	931,265	917,708	917,663	[1,4,5,6]
Royal Borrower LLC	Revolver	0.50%			7/1/2030	USD	309,676	(4,456)	(4,561)[1,3,4,6]
Silk Holdings III Corp.	First Lien Term Loan	10.76%	SOFR	550	5/1/2029	USD	2,160,602	2,119,602	2,118,017	[1,4,5,6]
Silk Holdings III Corp.	Revolver	9.26%	SOFR	400	5/1/2029	USD	556	545	545	[1,4,5,6]
Silk Holdings III Corp.	Revolver	0.50%			5/1/2029	USD	445	(8)	(9)[1,3,4,6]
Sugar PPC Buyer LLC	Delayed Draw	10.58%	SOFR	525	10/2/2030	USD	1,499,400	1,460,788	1,491,903	[1,4,5,6]
Sugar PPC Buyer LLC	Delayed Draw	1.00%			10/2/2030	USD	450,779	(4,427)	(2,254)[1,3,4,6]
Sugar PPC Buyer LLC	First Lien Term Loan	10.54%	SOFR	525	10/2/2030	USD	5,397,841	5,274,821	5,370,851	[1,4,5,6]
Sun Orchard, LLC	Delayed Draw	1.00%			7/8/2028	USD	1,593,012	(24,575)	(23,896)[1,3,4]
Sun Orchard, LLC	First Lien Term Loan	10.35%	SOFR	550	7/8/2028	USD	3,950,668	3,889,251	3,891,408	[1,4,5]
SWK Buyer, Inc.	First Lien Term Loan	10.28%	SOFR	525	3/11/2029	USD	12,970,724	12,841,016	12,163,654	[1,4,5]
SWK Buyer, Inc.	Revolver	10.65%	SOFR	525	3/11/2029	USD	1,228,070	491,228	414,815	[1,4,5,7]
Ultimate Baked Goods	Delayed Draw	10.66%	SOFR	550	8/13/2027	USD	2,944,480	2,921,564	2,923,262	[1,4,5,6]
Vytalogy Wellness	First Lien Term Loan	11.65%	SOFR	635	11/30/2026	USD	5,446,509	5,340,113	5,322,705	[1,4,5,6]
Watermill Express, LLC	Delayed Draw	11.23%	SOFR	575	7/5/2029	USD	462,201	453,703	455,599	[1,4,5,6]
Watermill Express, LLC	Delayed Draw	9.75%	SOFR	515	7/5/2029	USD	250,570	57,434	57,560	[1,4,5,6,7]
Watermill Express, LLC	First Lien Term Loan	11.23%	SOFR	575	7/5/2029	USD	1,257,120	1,234,489	1,239,163	[1,4,5,6]
Watermill Express, LLC	Revolver	11.15%	SOFR	575	7/5/2029	USD	306,029	56,115	56,834	[1,4,5,6,7]
Woodland Foods, Inc.	First Lien Term Loan	10.67%	SOFR	550	12/1/2027	USD	4,899,498	4,846,758	4,798,028	[1,4,5]
WPP Bullet Buyer, LLC	Revolver	10.34%	SOFR	575	12/7/2029	USD	3,868,280	2,958,116	2,982,931	[1,4,5,6,7]
WPP Bullet Buyer, LLC	First Lien Term Loan	10.70%	SOFR	575	12/7/2030	USD	37,113,352	36,427,053	36,660,288	[1,4,5,6]
ZB Holdco LLC	Delayed Draw	10.93%	SOFR	550	2/9/2028	USD	1,318,498	1,280,292	1,318,498	[1,4,5,6]
ZB Holdco LLC	Delayed Draw	10.29%	SOFR	565	2/9/2028	USD	736,793	72,244	85,959	[1,4,5,6,7]
ZB Holdco LLC	First Lien Term Loan	10.98%	SOFR	550	2/9/2028	USD	1,048,827	1,023,047	1,048,827	[1,4,5,6]
								238,846,570	238,520,864
Energy — 0.5%
Amspec Parent, LLC	Revolver	0.50%			12/5/2029	USD	6,084,507	(131,268)	—	[1,3,4]
Amspec Parent, LLC	Delayed Draw	1.00%			12/5/2030	USD	6,490,141	(153,067)	—	[1,3,4]
Amspec Parent, LLC	Delayed Draw	1.00%			12/5/2030	USD	2,225,152	(52,635)	—	[1,3,4,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Energy (Continued)
Amspec Parent, LLC	First Lien Term Loan	10.10%	SOFR	550	12/5/2030	USD	44,912,789	$43,879,280	$44,912,789	[1,4,5]
Amspec Parent, LLC	First Lien Term Loan	10.10%	SOFR	550	12/5/2030	USD	15,398,400	15,042,925	15,398,400	[1,4,5,6]
DMC Holdco, LLC	Delayed Draw	1.00%			7/13/2029	USD	3,917,586	(48,970)	—	[1,3,4,6]
DMC Holdco, LLC	First Lien Term Loan	11.05%	SOFR	575	7/13/2029	USD	11,664,611	11,414,433	11,664,611	[1,4,5,6]
DMC Holdco, LLC	Revolver	0.50%			7/13/2029	USD	2,611,724	—	—	[1,3,4,6]
Highpeak Energy, Inc.	First Lien Term Loan	12.98%	SOFR	765	9/30/2026	USD	5,343,750	5,249,112	5,343,750	[1,4,5,6]
Integrated Power Services	Revolver	9.97%	SOFR	450	11/22/2027	USD	2,427,409	1,314,847	1,302,710	[1,4,5,6,7]
Integrated Power Services	Delayed Draw	9.46%	SOFR	450	11/22/2028	USD	13,841,874	1,552,810	1,584,612	[1,4,5,6,7]
Integrated Power Services	First Lien Term Loan	9.46%	SOFR	450	11/22/2028	USD	3,425,934	3,409,964	3,408,804	[1,4,5,6]
KENE Acquisition, Inc.	Delayed Draw	1.00%			2/8/2031	USD	7,367,904	(141,243)	(140,061)[1,3,4,6]
KENE Acquisition, Inc.	Delayed Draw	1.00%			2/8/2031	USD	5,617,977	(107,233)	(106,795)[1,3,4]
KENE Acquisition, Inc.	First Lien Term Loan	10.10%	SOFR	525	2/8/2031	USD	12,896,129	12,653,303	12,650,978	[1,4,5,6]
KENE Acquisition, Inc.	First Lien Term Loan	10.10%	SOFR	525	2/8/2031	USD	12,696,629	12,458,861	12,455,272	[1,4,5]
KENE Acquisition, Inc.	First Lien Term Loan	10.58%	SOFR	525	2/8/2031	USD	3,719,288	3,649,655	3,648,586	[1,4,5,6]
KENE Acquisition, Inc.	Revolver	0.50%			2/8/2031	USD	2,263,911	(41,460)	(43,036)[1,3,4,6]
KENE Acquisition, Inc.	Revolver	0.50%			2/8/2031	USD	1,685,393	(30,652)	(32,039)[1,3,4]
								109,918,662	112,048,581
Financials — 11.4%
1364720 B.C. LTD	Delayed Draw	8.75%	CORRA	450	9/9/2028	CAD	5,000,000	274,033	295,749	[1,2,4,5,7]
1364720 B.C. LTD	First Lien Term Loan	8.75%	CDOR	450	9/9/2028	CAD	11,356,250	8,376,129	8,396,488	[1,2,4,5]
1364720 B.C. LTD	Revolver	0.50%			9/9/2028	CAD	2,000,000	(11,677)	—	[1,2,3,4]
Accession Risk Management Group	Delayed Draw	10.90%	SOFR	550	11/1/2029	USD	279,474	268,294	278,076	[1,4,5]
Accession Risk Management Group	Delayed Draw	10.98%	SOFR	550	11/1/2029	USD	4,986,569	4,508,475	4,575,922	[1,4,5,7]
Accession Risk Management Group	Delayed Draw	10.90%	SOFR	550	11/1/2029	USD	2,641,633	2,641,633	2,628,425	[1,4,5,6]
Accession Risk Management Group	Delayed Draw	1.00%			11/1/2029	USD	33,120,178	(159,173)	(165,601)[1,3,4]
Accession Risk Management Group	Delayed Draw	9.87%	SOFR	475	11/1/2029	USD	222,372	222,372	221,260	[1,4,5]
Accession Risk Management Group	Delayed Draw	9.35%	SOFR	475	11/1/2029	USD	10,317,428	10,317,428	10,265,840	[1,4,5]
Accession Risk Management Group	Delayed Draw	9.70%	SOFR	475	11/1/2029	USD	3,834,532	3,834,532	3,815,359	[1,4,5]
Accession Risk Management Group	Delayed Draw	9.83%	SOFR	475	11/1/2029	USD	112,332	112,332	111,770	[1,4,5]
Accession Risk Management Group	First Lien Term Loan	10.90%	SOFR	550	11/1/2029	USD	17,397,174	17,231,975	17,310,188	[1,4,5]
Accession Risk Management Group	First Lien Term Loan	10.90%	SOFR	550	11/1/2029	USD	47,775,559	47,775,559	47,536,682	[1,4,5,6]
Accession Risk Management Group	First Lien Term Loan	10.00%	SOFR	475	11/1/2029	USD	2,750,342	2,750,342	2,736,590	[1,4,5]
Accession Risk Management Group	First Lien Term Loan	9.35%	SOFR	475	11/1/2029	USD	904,802	904,804	900,279	[1,4,5]
Accession Risk Management Group	First Lien Term Loan	9.81%	SOFR	475	11/1/2029	USD	139,194	139,194	138,497	[1,4,5]
Accession Risk Management Group	First Lien Term Loan	9.39%	SOFR	475	11/1/2029	USD	1,223,819	1,223,819	1,217,700	[1,4,5]
Accession Risk Management Group	Revolver	0.50%			11/1/2029	USD	3,625,000	(17,686)	(18,125)[1,3,4]
Accession Risk Management Group	Revolver	0.50%			11/1/2029	USD	278,637	(1,370)	(1,393)[1,3,4,6]
Accuserve Solutions, Inc.	Delayed Draw	10.03%	SOFR	525	3/15/2030	USD	37,155,540	26,549,516	26,411,796	[1,4,5,7]
Accuserve Solutions, Inc.	First Lien Term Loan	10.03%	SOFR	525	3/15/2030	USD	14,062,500	13,892,905	13,858,478	[1,4,5]
Accuserve Solutions, Inc.	Revolver	11.02%	SOFR	575	3/15/2030	USD	6,420,456	1,534,880	1,640,571	[1,4,5,7]
Accuserve Solutions, Inc.	Delayed Draw	10.03%	SOFR	525	8/11/2029	USD	241,379	238,966	237,877	[1,4,5]
Accuserve Solutions, Inc.	First Lien Term Loan	10.03%	SOFR	525	8/11/2029	USD	34,705,922	34,122,901	34,202,400	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Aduro Advisors LLC	Delayed Draw	1.00%			7/11/2030	USD	628,782	$(6,175)	$(6,219)[1,3,4,6]
Aduro Advisors LLC	First Lien Term Loan	10.10%	SOFR	500	7/11/2030	USD	967,357	957,945	957,789	[1,4,5,6]
Aduro Advisors LLC	Revolver	0.50%			7/11/2030	USD	229,513	(2,211)	(2,270)[1,3,4,6]
Afore Insurance Services, LLC	Delayed Draw	1.00%			9/6/2029	USD	6,354,000	(94,350)	(47,656)[1,3,4]
Afore Insurance Services, LLC	First Lien Term Loan	10.99%	SOFR	600	9/6/2029	USD	3,177,000	3,129,826	3,137,287	[1,4,5]
Afore Insurance Services, LLC	Revolver	0.50%			9/6/2029	USD	635,000	(9,396)	(9,525)[1,3,4]
AIS Holdco, LLC	First Lien Term Loan	10.60%	SOFR	600	5/21/2029	USD	32,000,000	31,394,647	31,346,675	[1,4,5]
AIS Holdco, LLC	Revolver	0.50%			5/21/2029	USD	3,000,000	(55,751)	(61,249)[1,3,4]
Alera Group Holdings, Inc.	Delayed Draw	1.00%			9/30/2028	USD	10,375,921	(94,835)	—	[1,3,4]
Alera Group Holdings, Inc.	Delayed Draw	1.00%			9/30/2028	USD	3,399,709	(31,014)	—	[1,3,4,6]
Alera Group Holdings, Inc.	Delayed Draw	10.10%	SOFR	525	9/30/2028	USD	29,446,413	29,102,932	29,615,511	[1,4,5]
Alera Group Holdings, Inc.	Delayed Draw	10.59%	SOFR	575	9/30/2028	USD	373,292	369,933	373,292	[1,4,5]
Alera Group Holdings, Inc.	Delayed Draw	10.60%	SOFR	575	9/30/2028	USD	6,211,783	2,872,593	2,928,776	[1,4,5,6,7]
Alera Group Holdings, Inc.	Delayed Draw	10.60%	SOFR	575	9/30/2028	USD	4,174,780	4,137,445	4,174,780	[1,4,5]
Alera Group Holdings, Inc.	First Lien Term Loan	10.10%	SOFR	525	9/30/2028	USD	26,945,528	26,541,097	27,091,156	[1,4,5]
Alkeme Intermediary Holding LLC	Delayed Draw	1.00%			10/28/2026	USD	23,333,333	(341,249)	(338,089)[1,3,4]
Alkeme Intermediary Holding LLC	First Lien Term Loan	10.60%	SOFR	575	10/28/2026	USD	11,666,667	11,499,264	11,497,676	[1,4,5]
Allworth Financial Group, L.P.	Delayed Draw	9.85%	SOFR	500	12/23/2027	USD	33,444,067	24,671,327	25,114,979	[1,4,5,7]
Allworth Financial Group, L.P.	Delayed Draw	9.85%	SOFR	500	12/23/2027	USD	6,489,148	4,747,055	4,873,056	[1,4,5,6,7]
Amba Buyer, Inc.	Delayed Draw	9.95%	SOFR	525	7/30/2027	USD	14,246,776	4,682,919	4,657,629	[1,4,5,7]
Amba Buyer, Inc.	First Lien Term Loan	9.95%	SOFR	525	7/30/2027	USD	12,193,191	12,071,259	12,070,565	[1,4,5]
AmeriLife Holdings, LLC	Revolver	0.50%			8/31/2028	USD	3,323,169	—	(7,326)[1,3,4]
AmeriLife Holdings, LLC	Delayed Draw	9.70%	SOFR	500	8/31/2029	USD	33,040,951	28,762,334	29,211,277	[1,4,5,7]
AmeriLife Holdings, LLC	Delayed Draw	9.70%	SOFR	500	8/31/2029	USD	3,345,514	3,285,501	3,338,138	[1,4,5,6]
AmeriLife Holdings, LLC	Delayed Draw	9.84%	SOFR	500	8/31/2029	USD	97,286	96,348	96,966	[1,4,5]
AmeriLife Holdings, LLC	First Lien Term Loan	9.70%	SOFR	500	8/31/2029	USD	25,597,530	25,300,888	25,541,098	[1,4,5]
Aprio Advisory Group, LLC	Delayed Draw	1.00%			8/1/2031	USD	3,947,368	(39,007)	(38,155)[1,3,4]
Aprio Advisory Group, LLC	First Lien Term Loan	10.00%	SOFR	475	8/1/2031	USD	9,078,947	8,989,605	8,991,191	[1,4,5]
Aprio Advisory Group, LLC	Revolver	10.00%	SOFR	475	8/1/2031	USD	1,973,684	612,272	612,501	[1,4,5,7]
Apus Bidco Limited	First Lien Term Loan	10.73%	SONIA	495	2/9/2028	GBP	10,791,367	14,573,497	14,185,903	[1,2,4,5]
AQ Sage Buyer, LLC	First Lien Term Loan	11.51%	SOFR	600	1/25/2027	USD	24,486,408	24,265,806	24,003,786	[1,4,5]
AQ Sunshine, Inc.	Revolver	10.17%	SOFR	525	7/24/2030	USD	44,733	44,295	44,286	[1,4,5,6]
AQ Sunshine, Inc.	Revolver	0.50%			7/24/2030	USD	2,447,879	(23,933)	(24,478)[1,3,4,6]
AQ Sunshine, Inc.	Revolver	10.11%	SOFR	525	7/24/2030	USD	341,196	337,836	337,784	[1,4,5,6]
AQ Sunshine, Inc.	Delayed Draw	9.85%	SOFR	525	7/24/2031	USD	14,352,282	1,478,159	1,476,788	[1,4,5,6,7]
AQ Sunshine, Inc.	Delayed Draw	10.10%	SOFR	525	7/24/2031	USD	31,116	30,809	30,805	[1,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
AQ Sunshine, Inc.	First Lien Term Loan	10.39%	SOFR	525	7/24/2031	USD	28,360,340	$28,080,390	$28,076,736	[1,4,5,6]
Arax MidCo, LLC	Delayed Draw	1.00%			4/11/2029	USD	7,814,655	(149,667)	(95,398)[1,3,4,6]
Arax MidCo, LLC	First Lien Term Loan	11.05%	SOFR	575	4/11/2029	USD	15,030,173	14,749,420	14,846,691	[1,4,5,6]
Arax MidCo, LLC	Revolver	10.81%	SOFR	575	4/11/2029	USD	2,155,173	32,981	46,105	[1,4,5,6,7]
Ardonagh Midco 3 PLC	Delayed Draw	1.00%			2/15/2031	AUD	13,637,198	(361,158)	—	[1,2,3,4]
Ardonagh Midco 3 PLC	First Lien Term Loan	8.39%	EURIBOR	475	2/15/2031	EUR	3,446,234	3,689,005	3,835,969	[1,2,4,5,6]
Ardonagh Midco 3 PLC	First Lien Term Loan	9.90%	SOFR	475	2/15/2031	USD	9,710,770	9,573,613	9,710,770	[1,4,5,6]
Ardonagh Midco 3 PLC	First Lien Term Loan	8.39%	EURIBOR	475	2/15/2031	EUR	15,256,823	16,413,080	16,982,216	[1,2,4,5]
Ardonagh Midco 3 PLC	First Lien Term Loan	9.90%	SOFR	475	2/15/2031	USD	41,276,749	40,651,672	41,276,749	[1,4,5]
Aretec Group, Inc.	First Lien Term Loan	8.85%	SOFR	400	8/9/2030	USD	15,936,730	15,929,242	15,933,369	[1,4,5,6]
Ascend Partner Services LLC	Delayed Draw	1.00%			8/9/2031	USD	44,021,827	(435,846)	(101,537)[1,3,4]
Ascend Partner Services LLC	First Lien Term Loan	9.35%	SOFR	450	8/9/2031	USD	17,619,020	17,445,362	17,493,696	[1,4,5]
Ascend Partner Services LLC	Revolver	0.50%			8/9/2031	USD	8,804,366	(86,263)	(62,626)[1,3,4]
Babylon Buyer, Inc.	First Lien Term Loan	10.86%	SOFR	575	3/8/2030	USD	12,974,708	12,793,107	12,663,172	[1,4,5]
Babylon Buyer, Inc.	Revolver	10.85%	SOFR	575	3/8/2030	USD	525,292	517,944	512,679	[1,4,5]
Baker Tilly Advisory Group, LP	Revolver	0.50%			6/3/2030	USD	1,024,648	(14,547)	(15,799)[1,3,4]
Baker Tilly Advisory Group, LP	Delayed Draw	9.85%	SOFR	500	6/3/2031	USD	1,363,149	273,137	272,059	[1,4,5,7]
Baker Tilly Advisory Group, LP	First Lien Term Loan	9.85%	SOFR	500	6/3/2031	USD	6,815,748	6,716,794	6,710,659	[1,4,5]
Beacon Pointe Harmony LLC	Revolver	0.50%			12/29/2027	USD	639,000	—	(1,384)[1,3,4]
Beacon Pointe Harmony LLC	Delayed Draw	9.04%	SOFR	475	12/29/2028	USD	2,936,010	43,454	69,976	[1,4,5,6,7]
Beacon Pointe Harmony LLC	Delayed Draw	9.04%	SOFR	475	12/29/2028	USD	520,000	518,120	518,874	[1,4,5]
Beacon Pointe Harmony LLC	Delayed Draw	9.60%	SOFR	475	12/29/2028	USD	22,630,808	2,918,253	2,994,731	[1,4,5,7]
Beacon Pointe Harmony LLC	First Lien Term Loan	9.60%	SOFR	475	12/29/2028	USD	11,038,017	10,926,841	11,014,107	[1,4,5]
Belmont Buyer, Inc.	Delayed Draw	11.45%	SOFR	650	6/21/2029	USD	2,518,953	2,443,492	2,529,785	[1,4,5]
Belmont Buyer, Inc.	First Lien Term Loan	11.25%	SOFR	650	6/21/2029	USD	10,599,331	10,329,697	10,644,908	[1,4,5]
Belmont Buyer, Inc.	Revolver	11.64%	SOFR	650	6/21/2029	USD	1,264,535	337,209	342,647	[1,4,5,7]
CC SAG Acquisition Corp.	Revolver	0.50%			6/29/2027	USD	699,301	—	(9,289)[1,3,4]
CC SAG Acquisition Corp.	Delayed Draw	9.85%	SOFR	525	6/29/2028	USD	5,176,256	4,195,182	4,191,087	[1,4,5,7]
CC SAG Acquisition Corp.	Delayed Draw	9.85%	SOFR	525	6/29/2028	USD	6,544,319	834,706	841,512	[1,4,5,7]
CC SAG Acquisition Corp.	First Lien Term Loan	9.85%	SOFR	525	6/29/2028	USD	18,573,057	18,294,461	18,326,347	[1,4,5]
Cerity Partners, LLC	Revolver	0.50%			7/28/2028	USD	2,201,035	(21,984)	(21,725)[1,3,4,6]
Cerity Partners, LLC	Delayed Draw	10.31%	SOFR	525	7/28/2029	USD	17,431,300	16,890,701	17,259,246	[1,4,5]
Cerity Partners, LLC	Delayed Draw	1.00%			7/28/2029	USD	20,586,879	(225,962)	(203,201)[1,3,4,6]
Cerity Partners, LLC	Delayed Draw	10.31%	SOFR	525	7/28/2029	USD	10,672,177	10,427,091	10,566,837	[1,4,5,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Cerity Partners, LLC	Delayed Draw	1.00%			7/28/2029	USD	12,155,769	$(114,940)	$(119,983)[1,3,4]
Cerity Partners, LLC	First Lien Term Loan	10.31%	SOFR	525	7/28/2029	USD	19,437,600	19,039,681	19,245,743	[1,4,5]
Cerity Partners, LLC	Revolver	11.84%	SOFR	675	7/28/2029	USD	443,192	58,977	63,467	[1,4,5,7]
Cerity Partners, LLC	Revolver	11.43%	SOFR	650	7/28/2029	USD	86,703	85,872	85,847	[1,4,5]
Cerity Partners, LLC	Revolver	0.50%			7/28/2029	USD	1,302,528	(12,312)	(12,857)[1,3,4]
CFGI Holdings, LLC	First Lien Term Loan	9.35%	SOFR	450	11/2/2027	USD	14,489,051	14,344,161	14,348,408	[1,4,5]
CFGI Holdings, LLC	Revolver	0.50%			11/2/2027	USD	1,751,825	(17,518)	(17,005)[1,3,4]
Cherry Bekaert Advisory LLC	Delayed Draw	10.10%	SOFR	525	6/30/2028	USD	2,812,500	677,250	685,200	[1,4,5,7]
Cherry Bekaert Advisory LLC	Delayed Draw	10.10%	SOFR	525	6/30/2028	USD	3,093,750	744,975	753,719	[1,4,6,7]
Cherry Bekaert Advisory LLC	First Lien Term Loan	10.10%	SOFR	525	6/30/2028	USD	2,171,094	2,134,682	2,150,019	[1,4,5]
Cherry Bekaert Advisory LLC	First Lien Term Loan	10.10%	SOFR	525	6/30/2028	USD	2,388,203	2,347,877	2,365,021	[1,4,5,6]
Cherry Bekaert Advisory LLC	Revolver	0.50%			6/30/2028	USD	2,373,418	—	(23,038)[1,3,4,6]
Citrin Cooperman Advisors, LLC	Delayed Draw	10.32%	SOFR	500	10/1/2027	USD	43,887,570	42,982,910	43,555,874	[1,4,5]
Citrin Cooperman Advisors, LLC	Delayed Draw	10.32%	SOFR	500	10/1/2027	USD	447,043	434,620	447,043	[1,4,5,6]
Citrin Cooperman Advisors, LLC	Delayed Draw	1.00%			10/1/2027	USD	17,992,533	(319,281)	—	[1,3,4]
Citrin Cooperman Advisors, LLC	Delayed Draw	10.67%	SOFR	525	10/1/2027	USD	10,735,789	10,556,105	10,735,789	[1,4,5]
Citrin Cooperman Advisors, LLC	Delayed Draw	10.67%	SOFR	525	10/1/2027	USD	3,292,310	3,230,533	3,292,310	[1,4,5,6]
Citrin Cooperman Advisors, LLC	Delayed Draw	1.00%			10/1/2027	USD	5,534,445	(99,957)	—	[1,3,4,6]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	10.32%	SOFR	500	10/1/2027	USD	12,569,446	12,186,971	12,521,712	[1,4,5]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	10.32%	SOFR	500	10/1/2027	USD	1,505,828	1,473,718	1,505,828	[1,4,5,6]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	10.67%	SOFR	525	10/1/2027	USD	4,093,875	4,026,065	4,093,875	[1,4,5]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	10.67%	SOFR	525	10/1/2027	USD	1,259,263	1,238,175	1,259,263	[1,4,5,6]
Credit Connection, LLC	First Lien Term Loan	10.50%	SOFR	575	7/30/2026	USD	8,300,637	8,131,264	8,300,637	[1,4,5]
Credit Connection, LLC	Revolver	0.50%			7/30/2026	USD	600,000	(12,000)	—	[1,3,4]
Crystal Bidco Limited	First Lien Term Loan	10.29%	SOFR	495	1/25/2029	USD	7,423,496	7,486,731	7,497,731	[1,4,5]
CUB Financing Intermediate LLC	Delayed Draw	1.00%			6/28/2030	USD	2,532,273	(24,903)	(12,661)[1,3,4,6]
CUB Financing Intermediate LLC	First Lien Term Loan	9.35%	SOFR	475	6/28/2030	USD	5,511,417	5,457,677	5,456,303	[1,4,5,6]
CX Institutional, LLC	Delayed Draw	1.00%			6/18/2029	USD	1,698,000	(41,253)	(21,278)[1,3,4]
CX Institutional, LLC	First Lien Term Loan	11.71%	SOFR	675	6/18/2029	USD	3,302,000	3,222,863	3,227,499	[1,4,5]
DOXA Insurance Holdings, LLC	Revolver	0.50%			12/20/2029	USD	440,322	(7,683)	—	[1,3,4,6]
DOXA Insurance Holdings, LLC	Delayed Draw	10.56%	SOFR	550	12/20/2030	USD	2,619,492	2,228,473	2,277,415	[1,4,5,6,7]
DOXA Insurance Holdings, LLC	First Lien Term Loan	10.84%	SOFR	550	12/20/2030	USD	2,756,404	2,705,502	2,756,404	[1,4,5,6]
Dreamstart BidCo	First Lien Term Loan	8.60%	EURIBOR	525	3/30/2027	EUR	627,356	759,555	698,303	[1,2,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
EdgeCo Buyer, Inc.	Delayed Draw	9.45%	SOFR	475	6/1/2026	USD	9,970,837	$7,665,563	$7,833,803	[1,4,5,7]
EdgeCo Buyer, Inc.	First Lien Term Loan	9.45%	SOFR	475	6/1/2026	USD	2,443,750	2,426,780	2,443,251	[1,4,5]
Empower Payments Investor, LLC	Revolver	0.50%			3/12/2030	USD	2,501,761	(45,745)	(43,532)[1,3,4,6]
Empower Payments Investor, LLC	Revolver	0.50%			3/12/2030	USD	1,993,798	(36,352)	(34,693)[1,3,4]
Empower Payments Investor, LLC	Delayed Draw	1.00%			3/12/2031	USD	4,063,900	(78,220)	(32,356)[1,3,4,6]
Empower Payments Investor, LLC	Delayed Draw	1.00%			3/12/2031	USD	3,738,372	(71,925)	(29,764)[1,3,4]
Empower Payments Investor, LLC	First Lien Term Loan	10.48%	SOFR	525	3/12/2031	USD	1,404,885	1,379,071	1,380,439	[1,4,5,6]
Empower Payments Investor, LLC	First Lien Term Loan	9.60%	SOFR	475	3/12/2031	USD	26,351,785	25,852,428	25,893,252	[1,4,5]
Empower Payments Investor, LLC	First Lien Term Loan	9.60%	SOFR	475	3/12/2031	USD	27,309,821	26,790,837	26,834,618	[1,4,5,6]
Endeavor Bidco LLC	First Lien Term Loan	9.38%	SOFR	425	8/21/2029	USD	824,051	807,852	808,072	[1,4,5,6]
EP Wealth Advisors, LLC	Delayed Draw	1.00%			6/18/2030	USD	5,525,000	(67,461)	—	[1,3,4]
EP Wealth Advisors, LLC	Delayed Draw	1.00%			6/18/2030	USD	750,814	(9,165)	—	[1,3,4,6]
EP Wealth Advisors, LLC	Delayed Draw	10.11%	SOFR	500	6/18/2030	USD	975,000	963,127	975,000	[1,4,5]
EP Wealth Advisors, LLC	Delayed Draw	9.85%	SOFR	500	6/18/2030	USD	132,497	130,883	132,497	[1,4,5,6]
EP Wealth Advisors, LLC	Delayed Draw	9.10%	SOFR	450	9/4/2026	USD	12,556,800	12,181,223	12,556,800	[1,4,5]
EP Wealth Advisors, LLC	First Lien Term Loan	9.10%	SOFR	450	9/4/2026	USD	5,332,500	5,242,523	5,332,500	[1,4,5]
EP Wealth Advisors, LLC	Revolver	8.60%	SOFR	400	9/4/2029	USD	500	494	500	[1,4,5,6]
EP Wealth Advisors, LLC	Revolver	8.60%	SOFR	400	9/4/2029	USD	500	234	240	[1,4,5,6,7]
Exegy, Inc.	First Lien Term Loan	10.95%	SOFR	600	5/17/2026	USD	10,642,748	10,576,958	10,637,383	[1,4,5]
Foundation Risk Partners, Corp.	Delayed Draw	9.85%	SOFR	525	10/29/2028	USD	15,476,890	15,130,021	15,476,890	[1,4,5]
Foundation Risk Partners, Corp.	Delayed Draw	1.00%			10/29/2028	USD	7,664,589	(140,203)	—	[1,3,4,6]
Foundation Risk Partners, Corp.	Delayed Draw	9.85%	SOFR	525	10/29/2028	USD	21,476,189	21,090,558	21,476,189	[1,4,5,6]
Foundation Risk Partners, Corp.	First Lien Term Loan	9.85%	SOFR	525	10/29/2028	USD	10,837,796	10,583,323	10,837,796	[1,4,5]
Foundation Risk Partners, Corp.	First Lien Term Loan	9.85%	SOFR	525	10/29/2028	USD	5,934,779	5,847,450	5,934,779	[1,4,5,6]
Foundation Risk Partners, Corp.	Revolver	0.50%			10/29/2028	USD	359,993	(5,184)	—	[1,3,4,6]
Foundation Risk Partners, Corp.	Revolver	0.50%			10/29/2029	USD	939,824	(19,308)	—	[1,3,4,6]
Foundation Risk Partners, Corp.	Revolver	0.50%			10/29/2029	USD	8,925,450	(76,052)	—	[1,3,4]
Foundation Risk Partners, Corp.	Delayed Draw	1.00%			10/29/2030	USD	2,199,738	(46,292)	—	[1,3,4,6]
Foundation Risk Partners, Corp.	Delayed Draw	9.85%	SOFR	525	10/29/2030	USD	22,197,072	1,420,555	1,678,258	[1,4,5,7]
Foundation Risk Partners, Corp.	First Lien Term Loan	9.85%	SOFR	525	10/29/2030	USD	16,339,361	16,300,080	16,339,361	[1,4,5]
Galway Borrower, LLC	Delayed Draw	1.00%			9/30/2028	USD	3,996,448	(37,451)	(39,964)[1,3,4,6]
Galway Borrower, LLC	Delayed Draw	9.10%	SOFR	450	9/30/2028	USD	90,228,019	14,607,092	14,548,002	[1,4,5,7]
Galway Borrower, LLC	First Lien Term Loan	9.10%	SOFR	450	9/30/2028	USD	25,420	25,075	25,165	[1,4,5]
Galway Borrower, LLC	First Lien Term Loan	9.10%	SOFR	450	9/30/2028	USD	69,004,575	68,204,610	68,368,883	[1,4,5]
Galway Borrower, LLC	Revolver	0.50%			9/30/2028	USD	5,958,358	(47,306)	(59,077)[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Galway Borrower, LLC	Revolver	9.10%	SOFR	450	9/30/2028	USD	998,452	$711,228	$710,432	[1,4,5,7]
Galway Borrower, LLC	Revolver	9.14%	SOFR	450	9/30/2028	USD	503,553	196,820	196,195	[1,4,5,6,7]
Galway Borrower, LLC	Revolver	9.14%	SOFR	450	9/30/2028	USD	5,742,936	3,971,419	3,942,991	[1,4,5,7]
Gestion ABS Bidco, Inc.	Delayed Draw	1.00%			3/1/2031	CAD	8,453,050	(105,392)	(60,667)[1,2,3,4,6]
Gestion ABS Bidco, Inc.	First Lien Term Loan	9.54%	CDOR	525	3/1/2031	CAD	16,906,100	12,292,308	12,378,555	[1,2,4,5,6]
Gestion ABS Bidco, Inc.	Revolver	0.50%			3/1/2031	CAD	2,542,007	(30,560)	(18,244)[1,2,3,4,6]
Guidehouse, Inc.	First Lien Term Loan	10.60%	SOFR	575	12/16/2030	USD	22,894,716	22,596,802	22,635,899	[1,4,5,7]
Guidehouse, Inc.	First Lien Term Loan	10.60%	SOFR	575	12/16/2030	USD	24,893,080	24,486,489	24,611,671	[1,4,5,7]
Helibron Midco B.V.	First Lien Term Loan	9.09%	EURIBOR	550	9/18/2026	EUR	14,732,374	16,051,570	15,862,005	[1,2,4,5]
HG Genesis 9 Sumoco Limited	First Lien Term Loan	10.47% PIK	EURIBOR		3/3/2027	EUR	27,954,560	28,475,349	31,115,940	[1,2,4,5,8]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	9.35%	SOFR	450	11/25/2026	USD	9,707,590	9,585,419	9,558,502	[1,4,5]
Higginbotham Insurance Agency, Inc.	Delayed Draw	9.35%	SOFR	450	11/25/2028	USD	17,737,334	17,561,246	17,464,927	[1,4,5]
Higginbotham Insurance Agency, Inc.	Delayed Draw	9.60%	SOFR	475	11/25/2028	USD	20,271,207	3,347,372	3,538,391	[1,4,5,6,7]
Higginbotham Insurance Agency, Inc.	Delayed Draw	9.35%	SOFR	450	11/25/2028	USD	44,163,801	44,121,595	44,133,615	[1,4,5,6]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	9.35%	SOFR	450	11/25/2028	USD	83,195,857	82,745,111	83,138,993	[1,4,5]
High Street Buyer	Delayed Draw	1.00%			4/16/2028	USD	4,009,153	(74,842)	(79,020)[1,3,4,6]
HPS Financials	Delayed Draw	10.60%	SOFR	575	10/2/2028	USD	410,677	392,519	414,553	[1,4,5]
HPS Financials	First Lien Term Loan	10.10%	SOFR	525	10/2/2028	USD	204,688	197,391	206,619	[1,4,5]
HPS Financials	First Lien Term Loan	10.29%	SOFR	495	5/16/2029	USD	2,474,499	2,494,701	2,499,244	[1,4,5,6]
HPS Financials	First Lien Term Loan	9.85%	SOFR	525	6/28/2028	USD	19,275	18,980	19,019	[1,4,5,6]
HPS Financials	First Lien Term Loan	9.26%	EURIBOR	580	9/30/2026	EUR	3,570,450	4,164,643	3,909,195	[1,2,4,5,6]
HPS Financials	First Lien Term Loan	10.99%	SONIA	575	9/30/2026	GBP	4,517,888	5,806,018	5,943,040	[1,2,4,5,6]
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	8.26%	SOFR	300	5/14/2031	USD	187,500,000	139,070,541	139,070,541	[1,4,5,7]
IEQ MIDCO III, LLC	Delayed Draw	9.04%	SOFR	475	8/12/2031	USD	11,409,477	4,575,144	4,637,566	[1,4,5,7]
iM Global Partner	First Lien Term Loan	8.85%	EURIBOR	575	4/7/2028	EUR	3,700,000	3,745,222	4,008,422	[1,2,4,5]
Inszone Mid, LLC	Delayed Draw	11.08%	SOFR	575	11/10/2029	USD	4,231,289	2,499,409	2,538,228	[1,4,5,6,7]
Inszone Mid, LLC	First Lien Term Loan	11.08%	SOFR	575	11/10/2029	USD	4,214,119	4,138,839	4,174,971	[1,4,5,6]
Inszone Mid, LLC	Revolver	0.50%			11/10/2029	USD	529,411	(9,100)	(4,918)[1,3,4,6]
Inszone Mid, LLC	First Lien Term Loan	11.08%	SOFR	575	11/8/2028	USD	11,764,706	11,559,865	11,655,415	[1,4,5]
Inszone Mid, LLC	Delayed Draw	1.00%			7/24/2030	USD	22,495	(220)	(209)[1,3,4,6]
Inszone Mid, LLC	Revolver	0.50%			7/24/2030	USD	1,687	(16)	(16)[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Integrity Marketing Acquisition, LLC	Delayed Draw	11.37%	SOFR	602	8/27/2027	USD	15,829,588	$15,439,397	$15,797,929	[1,4,5,6]
Integrity Marketing Acquisition, LLC	Delayed Draw	10.97%	SOFR	600	8/27/2027	USD	22,500	22,138	22,455	[1,4,5]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.32%	SOFR	600	8/27/2027	USD	63,248,679	22,249,803	22,323,099	[1,4,5,7]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.06%	SOFR	600	8/27/2027	USD	5,172,210	5,105,341	5,161,866	[1,4,5]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.21%	SOFR	600	8/27/2027	USD	4,290,418	4,308,989	4,281,837	[1,4,5]
Integrity Marketing Acquisition, LLC	Delayed Draw	1.00%			8/27/2027	USD	1,140,000	(6,863)	(9,480)[1,3,4]
Integrity Marketing Acquisition, LLC	First Lien Term Loan	10.08%	SOFR	600	8/27/2027	USD	4,586,209	4,509,648	4,577,036	[1,4,5]
Integrity Marketing Acquisition, LLC	First Lien Term Loan	10.08%	SOFR	600	8/27/2027	USD	6,184,280	6,158,986	6,122,437	[1,4,5]
Integrity Marketing Acquisition, LLC	Revolver	0.50%			8/27/2027	USD	10,145,684	(123,168)	(20,292)[1,3,4]
J.S. Held Holdings LLC	Delayed Draw	10.24%	SOFR	550	12/1/2026	USD	20,234,521	20,022,363	20,022,363	[1,4,5,6,7]
J.S. Held Holdings LLC	First Lien Term Loan	10.24%	SOFR	550	12/1/2026	USD	53,556,365	53,556,365	53,556,365	[1,4,5,6]
Kensington Private Equity Fund	Delayed Draw	12.10% PIK	SOFR		3/28/2026	USD	6,800,000	3,978,000	4,041,811	[1,4,5,6,7,8]
Kensington Private Equity Fund	Second Lien Term Loan	12.10% PIK	SOFR		3/28/2026	USD	6,800,000	6,743,961	6,761,811	[1,4,5,6,8]
Keystone Agency Partners LLC	Delayed Draw	9.60%	SOFR	500	5/3/2027	USD	47,949,847	40,808,536	41,185,821	[1,4,5,7]
Keystone Agency Partners LLC	Delayed Draw	9.60%	SOFR	500	5/3/2027	USD	285,184	282,462	282,626	[1,4,5,6]
Keystone Agency Partners LLC	First Lien Term Loan	9.60%	SOFR	500	5/3/2027	USD	22,065,338	21,798,411	21,867,385	[1,4,5]
Keystone Agency Partners LLC	First Lien Term Loan	9.60%	SOFR	500	5/3/2027	USD	228,570	226,389	226,519	[1,4,5,6]
Kriv Acquisition, Inc.	Delayed Draw	11.10%	SOFR	625	7/6/2029	USD	3,450,665	3,369,920	3,416,159	[1,4,5,6]
Kriv Acquisition, Inc.	First Lien Term Loan	11.10%	SOFR	625	7/6/2029	USD	23,003,859	22,412,300	22,773,821	[1,4,5,6]
Kriv Acquisition, Inc.	Revolver	0.50%			7/6/2029	USD	2,760,532	(82,816)	(27,605)[1,3,4,6]
Kriv Acquisition, Inc.	Delayed Draw	1.00%			9/20/2030	USD	13,903,846	(138,852)	(139,038)[1,3,4]
KWOR Acquisition, Inc.	Revolver	12.25%	PRIME	425	12/22/2027	USD	2,109,039	2,109,039	1,531,911	[1,4,5]
KWOR Acquisition, Inc.	Revolver	11.60%	SOFR	625	12/22/2027	USD	1,219,512	1,190,363	867,506	[1,4,5,7]
KWOR Acquisition, Inc.	Delayed Draw	10.75%	SOFR	525	12/22/2028	USD	4,150,227	3,884,129	3,014,539	[1,4,5,6]
KWOR Acquisition, Inc.	First Lien Term Loan	10.75%	SOFR	525	12/22/2028	USD	14,945,910	14,796,451	10,856,041	[1,4,5]
KWOR Acquisition, Inc.	First Lien Term Loan	10.67%	SOFR	525	12/22/2028	USD	22,727	22,138	16,508	[1,4,5]
KWOR Acquisition, Inc.	First Lien Term Loan	10.84%	SOFR	525	12/22/2028	USD	8,604,878	8,486,029	6,250,199	[1,4,5]
Lido Advisors, LLC	Delayed Draw	9.61%	SOFR	500	6/15/2027	USD	13,373,032	4,703,604	4,740,070	[1,4,5,6,7]
Lido Advisors, LLC	Revolver	9.86%	SOFR	500	6/15/2029	USD	700,000	185,847	186,004	[1,4,5,6,7]
MAI Capital Management Intermediate LLC	Delayed Draw	1.00%			8/29/2031	USD	23,107,278	(229,729)	(231,073)[1,3,4,6]
MAI Capital Management Intermediate LLC	Delayed Draw	1.00%			8/29/2031	USD	1,081,333	(10,813)	(10,813)[1,3,4]
MAI Capital Management Intermediate LLC	First Lien Term Loan	9.35%	SOFR	475	8/29/2031	USD	17,210,054	17,039,479	17,037,953	[1,4,5,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
MAI Capital Management Intermediate LLC	First Lien Term Loan	9.81%	SOFR	475	8/29/2031	USD	1,839,992	$1,821,671	$1,821,592	[1,4,5]
MAI Capital Management Intermediate LLC	Revolver	0.50%			8/29/2031	USD	8,664,669	(85,637)	(86,647)[1,3,4,6]
MAI Capital Management Intermediate LLC	Revolver	0.50%			8/29/2031	USD	406,424	(4,064)	(4,064)[1,3,4]
Mclarens Midco, Inc.	Delayed Draw	10.98%	SOFR	550	12/19/2025	USD	1,015,876	63,208	79,646	[1,4,5,6,7]
Mclarens Midco, Inc.	Revolver	10.44%	SOFR	550	12/19/2025	USD	3,485,026	2,323,351	2,323,351	[1,4,5,6,7]
More Cowbell II LLC	Revolver	11.27%	SOFR	600	9/1/2029	USD	9,831,306	4,083,773	3,890,329	[1,4,5,7]
More Cowbell II LLC	Delayed Draw	1.00%			9/1/2030	USD	7,562,543	(75,625)	(70,912)[1,3,4]
More Cowbell II LLC	First Lien Term Loan	11.09%	SOFR	600	9/1/2030	USD	69,077,029	67,840,088	67,679,555	[1,4,5]
Oakbridge Insurance Agency LLC	Delayed Draw	10.66%	SOFR	550	11/1/2029	USD	5,895,193	373,988	483,406	[1,4,5,6,7]
Oakbridge Insurance Agency LLC	First Lien Term Loan	10.66%	SOFR	550	11/1/2029	USD	12,105,612	11,889,240	12,105,612	[1,4,5,6]
Oakbridge Insurance Agency LLC	Revolver	0.50%			11/1/2029	USD	1,085,614	(18,625)	—	[1,3,4,6]
Oakbridge Insurance Agency LLC	Revolver	12.50%	PRIME	450	11/1/2029	USD	68,557	67,381	68,557	[1,4,5,6]
Oakbridge Insurance Agency LLC	Revolver	10.66%	SOFR	550	11/1/2029	USD	20,948	20,589	20,948	[1,4,5,6]
Oakbridge Insurance Agency LLC	Revolver	10.66%	SOFR	550	11/1/2029	USD	405,872	398,879	405,872	[1,4,5,6]
Pathstone Family Office, LLC	Revolver	9.95%	SOFR	500	5/15/2028	USD	2,825,151	1,100,505	1,078,266	[1,4,5,6,7]
Pathstone Family Office, LLC	Delayed Draw	9.95%	SOFR	500	5/15/2029	USD	4,747,599	4,569,564	4,711,992	[1,4,5,6]
Pathstone Family Office, LLC	Delayed Draw	1.00%			5/15/2029	USD	845,033	(10,403)	(6,338)	[1,3,4,6]
Pathstone Family Office, LLC	First Lien Term Loan	9.95%	SOFR	500	5/15/2029	USD	35,112,718	33,948,750	34,586,027	[1,4,5,6]
Patriot Growth Insurance Services, LLC	Delayed Draw	9.75%	SOFR	500	10/14/2028	USD	34,690,443	34,360,195	34,690,443	[1,4,5]
Patriot Growth Insurance Services, LLC	Delayed Draw	10.35%	SOFR	575	10/14/2028	USD	39,993,000	17,047,479	17,573,000	[1,4,5,7]
Patriot Growth Insurance Services, LLC	First Lien Term Loan	9.75%	SOFR	500	10/14/2028	USD	21,854,471	21,374,488	21,854,471	[1,4,5]
Patriot Growth Insurance Services, LLC	Revolver	9.85%	SOFR	500	10/14/2028	USD	2,660,377	83,459	110,063	[1,4,5,7]
PCS Midco, Inc.	Delayed Draw	10.81%	SOFR	575	3/1/2030	USD	753,928	65,406	71,665	[1,4,5,6,7]
PCS Midco, Inc.	First Lien Term Loan	10.81%	SOFR	575	3/1/2030	USD	2,256,728	2,214,698	2,212,248	[1,4,5,6]
PCS Midco, Inc.	Revolver	10.81%	SOFR	575	3/1/2030	USD	164,051	25,729	25,475	[1,4,5,6,7]
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	10.35%	SOFR	550	11/1/2028	USD	52,683,973	52,157,245	52,179,054	[1,4,5]
Peter C. Foy & Associates Insurance Services, LLC	First Lien Term Loan	10.75%	SOFR	550	11/1/2028	USD	21,053,571	20,843,036	20,851,795	[1,4,5]
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	10.35%	SOFR	550	4/23/2031	USD	9,397,039	5,467,598	5,468,288	[1,4,5,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Petra Borrower, LLC	Revolver	10.67%	SOFR	575	11/15/2029	USD	2,339,740	$2,299,159	$2,306,750	[1,4,5]
Petra Borrower, LLC	Delayed Draw	10.19%	SOFR	575	11/15/2030	USD	5,849,348	2,697,864	2,769,123	[1,4,5,7]
Petra Borrower, LLC	First Lien Term Loan	10.83%	SOFR	575	11/15/2030	USD	15,186,536	14,908,632	14,972,409	[1,4,5]
Petrus Buyer, Inc.	Delayed Draw	1.00%			10/17/2029	USD	5,494,505	(82,418)	(62,678)[1,3,4]
Petrus Buyer, Inc.	First Lien Term Loan	10.54%	SOFR	525	10/17/2029	USD	17,450,549	17,028,096	17,251,485	[1,4,5]
Petrus Buyer, Inc.	Revolver	0.50%			10/17/2029	USD	1,923,077	(57,692)	(21,937)[1,3,4]
Premium Group B1	First Lien Term Loan	9.10%	EURIBOR	575	12/5/2030	EUR	21,125,461	22,230,813	23,333,330	[1,2,4,5]
Premium Group B2	Delayed Draw	1.00%			12/5/2030	EUR	3,874,539	(238,369)	(33,235)[1,2,3,4]
Project Accelerate Parent, LLC	First Lien Term Loan	10.54%	SOFR	525	2/24/2031	USD	24,887,000	24,651,356	24,887,000	[1,4,5,6]
Project Accelerate Parent, LLC	First Lien Term Loan	10.54%	SOFR	525	9/19/2031	USD	43,750,000	43,335,321	43,750,000	[1,4,5]
Project Accelerate Parent, LLC	Revolver	0.50%			9/19/2031	USD	6,250,000	(57,616)	—	[1,3,4]
R&T Acquisitions, LLC	Revolver	0.50%			8/31/2029	USD	2,308,228	(69,247)	(16,633)[1,3,4,6]
R&T Acquisitions, LLC	Delayed Draw	1.00%			8/31/2030	USD	5,770,569	(86,559)	(41,583)[1,3,4,6]
R&T Acquisitions, LLC	First Lien Term Loan	10.81%	SOFR	575	8/31/2030	USD	15,311,244	14,898,332	15,200,910	[1,4,5,6]
Riser Topco VII, LLC	Delayed Draw	1.00%			10/31/2029	USD	1,249,001	(23,166)	—	[1,3,4,6]
Riser Topco VII, LLC	First Lien Term Loan	11.20%	SOFR	600	10/31/2029	GBP	342,529	411,354	457,926	[1,2,4,5,6]
Riser Topco VII, LLC	First Lien Term Loan	11.33%	SOFR	600	10/31/2029	USD	3,046,376	2,992,182	3,046,376	[1,4,5,6]
Riser Topco VII, LLC	Revolver	0.50%			10/31/2029	USD	384,432	(6,563)	—	[1,3,4,6]
Riser Topco VII, LLC	Delayed Draw	10.34%	SOFR	500	6/4/2030	USD	1,503,970	1,198,643	1,197,500	[1,4,5,6,7]
Riser Topco VII, LLC	Delayed Draw	9.84%	SOFR	500	6/4/2030	GBP	314,605	395,183	416,204	[1,2,4,5]
RSC Acquisition, Inc.	Revolver	0.50%			11/1/2029	USD	8,690,548	(32,590)	(43,453)[1,3,4,6]
RSC Insurance Brokerage, Inc.	First Lien Term Loan	10.90%	SOFR	550	11/1/2026	USD	1,665,792	1,628,987	1,657,463	[1,4,5,6]
RSC Insurance Brokerage, Inc.	Delayed Draw	1.00%			11/1/2029	USD	12,600,000	(31,313)	(63,000)[1,3,4,6]
RSC Insurance Brokerage, Inc.	Revolver	0.50%			11/1/2029	USD	1,400,000	(3,480)	(7,000)[1,3,4,6]
Russell Investments US Inst’l Holdco, Inc.	First Lien Term Loan	11.75%	SOFR	650	4/4/2031	USD	10,446,396	10,150,806	9,072,695	[1,5]
SageSure Holdings, LLC	Delayed Draw	1.00%			1/28/2030	USD	2,944,076	(28,938)	(26,655)[1,3,4,6]
SageSure Holdings, LLC	First Lien Term Loan	10.21%	SOFR	526	1/28/2030	USD	4,898,286	4,850,187	4,853,937	[1,4,5,6]
SG Acquisition, Inc.	First Lien Term Loan	10.07%	SOFR	475	1/27/2027	USD	10,607,979	10,436,877	10,505,009	[1,4,5]
SG Acquisition, Inc.	First Lien Term Loan	10.07%	SOFR	475	4/3/2030	USD	49,861,555	49,392,328	49,377,558	[1,4,5,6]
SG Acquisition, Inc.	Revolver	0.50%			4/3/2030	USD	277,946	—	(2,698)	[1,3,4,6]
SG Acquisition, Inc.	Revolver	0.50%			4/3/2030	USD	3,643,725	(33,489)	(35,369)[1,3,4]
SIB Corp.	Delayed Draw	9.55%	CDOR	525	4/24/2028	CAD	6,043,875	1,743,959	1,788,644	[1,2,4,5,7]
SIB Corp.	First Lien Term Loan	9.55%	CDOR	525	4/24/2028	CAD	13,078,622	9,393,783	9,496,895	[1,2,4,5]
SIB Corp.	Revolver	0.50%			4/24/2028	CAD	294,464	(6,152)	(3,897)[1,2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
SIG Parent Holdings, LLC	Delayed Draw	1.00%			8/21/2031	USD	738,297	$(7,326)	$(3,234)[1,3,4,6]
SIG Parent Holdings, LLC	First Lien Term Loan	9.92%	SOFR	500	8/21/2031	USD	1,279,714	1,267,055	1,267,705	[1,4,5,6]
SIG Parent Holdings, LLC	Revolver	0.50%			8/21/2031	USD	225,693	(2,222)	(2,118)[1,3,4,6]
Simplicity Financial Marketing Holdings, Inc.	Delayed Draw	10.60%	SOFR	600	12/2/2026	USD	28,604,380	5,523,607	5,463,029	[1,4,5,7]
Simplicity Financial Marketing Holdings, Inc.	Revolver	0.50%			12/2/2026	USD	1,388,467	(21,630)	(27,366)[1,3,4]
Steward Partners Global Advisory, LLC	Delayed Draw	11.05%	SOFR	550	10/14/2028	USD	1,198,824	161,732	183,715	[1,4,5,6,7]
Steward Partners Global Advisory, LLC	First Lien Term Loan	10.97%	SOFR	550	10/14/2028	USD	795,302	781,438	795,302	[1,4,5,6]
The Ultimus Group Midco, LLC	Delayed Draw	1.00%			12/22/2029	USD	903,503	(8,601)	—	[1,3,4,6]
The Ultimus Group Midco, LLC	Revolver	0.50%			12/22/2029	USD	1,082,995	(9,785)	—	[1,3,4,6]
The Ultimus Group Midco, LLC	Revolver	0.50%			3/7/2030	USD	3,515,654	(32,197)	—	[1,3,4,6]
The Ultimus Group Midco, LLC	Delayed Draw	1.00%			3/7/2031	USD	4,820,114	(46,487)	—	[1,3,4,6]
The Ultimus Group Midco, LLC	First Lien Term Loan	9.95%	SOFR	525	3/7/2031	USD	38,366,546	38,003,110	38,366,546	[1,4,5,6]
THG Acquisition, LLC	Revolver	10.70%	SOFR	575	12/2/2025	USD	743,884	257,053	264,492	[1,4,5,7]
THG Acquisition, LLC	Delayed Draw	10.45%	SOFR	550	12/2/2026	USD	14,138,198	12,837,810	13,038,440	[1,4,5,7]
Turbo Buyer, Inc.	Delayed Draw	10.75%	SOFR	600	12/2/2025	USD	5,793,436	5,653,480	5,523,359	[1,4,5]
Turbo Buyer, Inc.	First Lien Term Loan	10.75%	SOFR	600	12/2/2025	USD	4,119,958	4,091,059	3,927,895	[1,4,5]
Vale Insurance Services LLC	First Lien Term Loan	10.00%	SOFR	525	12/1/2027	USD	22,016,129	21,795,968	22,016,129	[1,4,5]
Vale Insurance Services LLC	Revolver	0.50%			12/1/2027	USD	2,419,355	—	—	[1,3,4]
Waverly Advisors, LLC	Delayed Draw	10.93%	SOFR	550	3/29/2030	USD	2,137,626	557,328	587,847	[1,4,5,6,7]
Wealth Enhancement Group, LLC	Delayed Draw	10.52%	SOFR	550	10/2/2027	USD	106,322,644	66,471,612	66,453,502	[1,4,5]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2027	USD	4,675,676	(38,653)	(33,693)[1,3,4]
Wealth Enhancement Group, LLC	Delayed Draw	10.52%	SOFR	550	10/4/2027	USD	9,175,676	2,510,988	2,569,920	[1,4,5,6,7]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/4/2027	USD	964,314	(54,870)	(6,949)[1,3,4,6]
Wellington-Altus Financial, Inc.	Delayed Draw	1.00%			8/16/2030	CAD	503,314	(11,183)	(5,278)[1,2,3,4,6]
Wellington-Altus Financial, Inc.	First Lien Term Loan	9.58%	CDOR	500	8/16/2030	CAD	503,314	360,981	366,858	[1,2,4,5,6]
Wellington-Altus Financial, Inc.	Revolver	0.50%			8/16/2030	CAD	203,301	(4,494)	(2,132)[1,2,3,4,6]
World Insurance Associates, LLC	Delayed Draw	10.60%	SOFR	600	4/3/2028	USD	32,153,023	31,548,697	31,527,602	[1,4,5]
World Insurance Associates, LLC	Delayed Draw	11.00%	SOFR	575	4/3/2028	USD	5,291,186	1,689,504	1,657,095	[1,4,5,6,7]
World Insurance Associates, LLC	Delayed Draw	11.00%	SOFR	575	4/3/2028	USD	45,000,000	14,161,782	14,093,108	[1,4,5,7]
World Insurance Associates, LLC	First Lien Term Loan	10.60%	SOFR	600	4/3/2028	USD	56,986,090	56,028,756	55,877,633	[1,4,5]
World Insurance Associates, LLC	First Lien Term Loan	11.35%	SOFR	675	4/3/2028	USD	9,483,358	9,292,981	9,483,358	[1,4,5,6]
World Insurance Associates, LLC	Revolver	0.50%			4/3/2028	USD	123,126	(2,462)	(2,395)[1,3,4,6]
								2,591,159,228	2,603,483,168

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care — 12.8%
123Dentist, Inc.	Delayed Draw	1.00%			8/10/2029	CAD	6,681,176	$(5,655)	$(49,398)[1,2,3,4]
123Dentist, Inc.	Delayed Draw	1.00%			8/10/2029	CAD	4,080,305	(21,489)	(30,169)[1,2,3,4,6]
123Dentist, Inc.	First Lien Term Loan	9.24%	CDOR	500	8/10/2029	CAD	38,550,369	29,107,200	28,218,015	[1,2,4,5]
AAH Topco, LLC	Delayed Draw	10.20%	SOFR	525	12/22/2027	USD	32,325,957	15,432,036	16,010,174	[1,4,5,7]
AAH Topco, LLC	First Lien Term Loan	10.20%	SOFR	525	12/22/2027	USD	4,015,466	3,975,312	3,966,447	[1,4,5]
AAH Topco, LLC	Revolver	0.50%			12/22/2027	USD	423,729	(4,237)	(5,173)[1,3,4]
AB Centers Acquisition Corporation	Delayed Draw	1.00%			7/2/2031	USD	2,719,066	(40,208)	(16,127)[1,3,4,6]
AB Centers Acquisition Corporation	Delayed Draw	1.00%			7/2/2031	USD	2,857,143	(14,038)	(16,946)[1,3,4]
AB Centers Acquisition Corporation	First Lien Term Loan	10.57%	SOFR	525	7/2/2031	USD	14,954,864	14,734,839	14,755,376	[1,4,5,6]
AB Centers Acquisition Corporation	First Lien Term Loan	10.57%	SOFR	525	7/2/2031	USD	15,714,286	15,637,512	15,504,668	[1,4,5]
AB Centers Acquisition Corporation	Revolver	0.50%			7/2/2031	USD	1,359,533	(19,817)	(18,135)[1,3,4,6]
AB Centers Acquisition Corporation	Revolver	0.50%			7/2/2031	USD	1,428,571	(6,895)	(19,056)[1,3,4]
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	Delayed Draw	1.00%			12/17/2029	USD	2,464,647	(35,461)	(11,104)[1,3,4]
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	First Lien Term Loan	10.10%	SOFR	550	12/17/2029	USD	18,939,851	18,225,513	18,854,522	[1,4,5]
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	First Lien Term Loan	10.35%	SOFR	575	12/17/2029	USD	1,754,685	1,722,609	1,754,685	[1,4,5,6]
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	Revolver	10.10%	SOFR	550	12/17/2029	USD	1,735,776	711,488	721,032	[1,4,5,7]
ACI Group Holdings, Inc.	Delayed Draw	10.45%	SOFR	550	8/2/2028	USD	4,913,523	4,401,789	4,491,040	[1,4,5,7]
ACI Group Holdings, Inc.	First Lien Term Loan	10.45%	SOFR	550	8/2/2028	USD	9,986,761	9,859,283	10,011,728	[1,4,5]
ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	11.61%	SOFR	625	5/7/2027	USD	2,352,400	2,232,839	2,352,400	[1,4,5]
ADCS Clinics Intermediate Holdings, LLC	First Lien Term Loan	11.66%	SOFR	625	5/7/2027	USD	10,774,215	10,659,905	10,729,985	[1,4,5]
ADMA Biologics, Inc.	First Lien Term Loan	11.84%	SOFR	650	12/18/2027	USD	1,981,533	1,960,770	1,961,823	[1,4,5,6]
ADMA Biologics, Inc.	Revolver	9.08%	SOFR	375	12/18/2027	USD	1,000	576	566	[1,4,5,6,7]
ADS Buyer, Inc.	First Lien Term Loan	9.75%	SOFR	500	12/30/2027	USD	6,393,827	6,329,889	6,393,827	[1,4,5]
ADS Buyer, Inc.	First Lien Term Loan	9.75%	SOFR	500	12/31/2026	USD	11,410,139	11,267,512	11,410,139	[1,4,5]
Advantage HCS LLC	First Lien Term Loan	10.56%	SOFR	550	11/8/2029	USD	28,428,750	27,668,075	28,266,546	[1,4,5]
Advantage HCS LLC	Revolver	13.75%	PRIME	525	11/8/2029	USD	4,000,000	2,897,694	2,949,569	[1,4,5,7]
Advantage HCS LLC	Revolver	13.75%	PRIME	525	11/8/2029	USD	3,500,000	3,410,241	3,455,873	[1,4,5]
Advocate RCM Acquisition Corp.	First Lien Term Loan	10.70%	SOFR	600	12/22/2026	USD	4,059,000	4,003,678	3,987,967	[1,4,5]
Advocate RCM Acquisition Corp.	Revolver	0.50%			12/22/2026	USD	521,000	(6,787)	(9,118)[1,3,4]
Affinity Hospice Intermediate Holdings, LLC	First Lien Term Loan	9.45%	SOFR	475	12/17/2027	USD	11,012,642	10,922,842	9,831,694	[1,4,5,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
AG-Twin Brook Healthcare	Delayed Draw	9.76%, 3.00% PIK	SOFR	425	10/2/2025	USD	7,616,554	$7,465,044	$7,492,203	[1,4,5,7,8]
AG-Twin Brook Healthcare	First Lien Term Loan	9.12%, 3.00% PIK	SOFR	425	10/2/2025	USD	12,147,131	12,117,320	12,041,788	[1,4,5,8]
AG-Twin Brook Healthcare	Delayed Draw	9.60%	SOFR	500	10/29/2026	USD	19,621,488	19,302,639	19,444,064	[1,4,5,6]
AG-Twin Brook Healthcare	First Lien Term Loan	12.01%	SOFR	650	11/18/2024	USD	21,153,247	20,310,659	20,510,463	[1,4,5,6,7]
AG-Twin Brook Healthcare	First Lien Term Loan	10.96%	SOFR	600	12/14/2026	USD	19,450,000	19,297,833	19,328,464	[1,4,5,6]
AG-Twin Brook Healthcare	First Lien Term Loan	10.87%, 0.50% PIK	SOFR	600	12/31/2026	USD	14,625,000	14,489,808	14,446,528	[1,4,5,6,8]
AG-Twin Brook Healthcare	First Lien Term Loan	8.96%, 4.00% PIK	SOFR	400	2/23/2027	USD	15,192,243	14,955,598	14,599,510	[1,4,5,8]
AG-Twin Brook Healthcare	First Lien Term Loan	11.12%	SOFR	625	3/5/2026	USD	6,904,635	6,869,288	1,090,523	[1,4,5,6]
AG-Twin Brook Healthcare	First Lien Term Loan	11.26%	SOFR	575	5/27/2026	USD	13,567,965	13,438,161	13,357,920	[1,4,5,6]
AG-Twin Brook Healthcare	First Lien Term Loan	10.96%	SOFR	600	6/10/2026	USD	9,726,387	9,630,679	9,520,088	[1,4,5,6]
AG-Twin Brook Healthcare	First Lien Term Loan	11.12%, 2.75% PIK	SOFR	625	7/1/2026	USD	28,884,203	28,799,421	27,895,957	[1,4,5,6,8]
AG-Twin Brook Healthcare	First Lien Term Loan	10.35%	CDOR	575	7/23/2026	CAD	23,913,526	18,813,755	17,526,663	[1,2,4,5,6]
AG-Twin Brook Healthcare	Delayed Draw	10.00%	SOFR	525	7/29/2027	USD	49,970,000	3,349,687	3,411,258	[1,4,5,7]
AG-Twin Brook Healthcare	First Lien Term Loan	11.21%	SOFR	625	7/3/2025	USD	1,655,487	1,650,747	1,647,451	[1,4,5,6]
AG-Twin Brook Healthcare	First Lien Term Loan	10.46%	SOFR	550	8/20/2027	USD	11,025,233	10,843,797	10,892,123	[1,4,5,6]
AG-Twin Brook Healthcare	First Lien Term Loan	11.19%	SOFR	550	9/22/2026	USD	24,312,500	24,137,197	24,063,792	[1,4,5,6]
AG-Twin Brook Healthcare	First Lien Term Loan	10.87%	SOFR	600	9/25/2026	USD	19,501,471	19,219,665	19,247,179	[1,4,5,6]
AHR Intermediate, Inc.	Delayed Draw	10.00%	SOFR	525	7/29/2027	USD	10,401,825	10,323,811	10,285,517	[1,4,5]
AHR Intermediate, Inc.	First Lien Term Loan	10.00%	SOFR	525	7/29/2027	USD	24,010,000	23,818,762	23,859,099	[1,4,5]
Alcami Corporation	Delayed Draw	12.21%	SOFR	700	12/21/2028	USD	1,908,023	1,597,016	1,683,068	[1,4,5,7]
Alcami Corporation	First Lien Term Loan	12.21%	SOFR	700	12/21/2028	USD	22,552,838	21,933,723	22,780,621	[1,4,5]
Alcami Corporation	Revolver	0.50%			12/21/2028	USD	3,052,838	(106,849)	—	[1,3,4]
Alcresta Therapeutics, Inc.	Revolver	0.50%			3/12/2029	USD	360,750	(7,570)	(8,488)[1,3,4]
Alcresta Therapeutics, Inc.	Delayed Draw	1.00%			3/12/2030	USD	3,667,500	(74,464)	(86,294)[1,3,4]
Alcresta Therapeutics, Inc.	First Lien Term Loan	10.56%	SOFR	575	3/12/2030	USD	3,576,000	3,514,113	3,491,858	[1,4,5]
Alcresta Therapeutics, Inc.	Revolver	0.50%			3/12/2030	USD	360,750	(6,765)	(8,488)[1,3,4]
Alegeus Technologies Holding Corp.	First Lien Term Loan	13.46%	SOFR	825	9/5/2026	USD	33,931,716	33,664,221	33,931,716	[1,4,5]
Allied Benefit Systems Intermediate LLC	Delayed Draw	10.10%	SOFR	525	10/31/2030	USD	7,731,959	7,615,979	7,731,959	[1,4,5]
Allied Benefit Systems Intermediate LLC	Delayed Draw	10.42%	SOFR	525	10/31/2030	USD	1,353,093	1,334,116	1,353,093	[1,4,5,6]
Allied Benefit Systems Intermediate LLC	First Lien Term Loan	10.10%	SOFR	525	10/31/2030	USD	42,162,371	41,487,773	42,162,371	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Allied Benefit Systems Intermediate LLC	First Lien Term Loan	10.10%	SOFR	525	10/31/2030	USD	7,378,415	$7,277,243	$7,378,415	[1,4,5,6]
American Family Care	Delayed Draw	1.00%			2/28/2029	USD	795,000	(23,487)	(26,474)[1,3,4]
American Family Care	First Lien Term Loan	10.70%	SOFR	600	2/28/2029	USD	2,113,977	2,049,715	2,043,582	[1,4,5]
American Family Care	Revolver	11.25%	SOFR	600	2/28/2029	USD	318,482	30,381	29,205	[1,4,5,7]
American Renal Associates Holdings, Inc.	First Lien Term Loan	11.61%	SOFR	625	1/29/2027	USD	11,700,000	11,572,060	11,411,926	[1,4,5,6]
Arrow Management Acquisition	Delayed Draw	1.00%			10/14/2027	USD	20,000,000	(360,004)	(116,113)[1,3,4,6]
Artivion, Inc.	Delayed Draw	1.00%			1/18/2030	USD	2,220,918	(52,370)	(22,860)[1,3,4,6]
Artivion, Inc.	First Lien Term Loan	11.78%	SOFR	650	1/18/2030	USD	4,219,783	4,122,819	4,132,363	[1,4,5,6]
Artivion, Inc.	Revolver	9.28%	SOFR	400	1/18/2030	USD	1,000	478	480	[1,4,5,6,7]
Ascend Plastic Surgery Partners MSO, LLC	Delayed Draw	1.00%			5/3/2029	USD	2,703,000	(49,763)	(54,060)[1,3,4]
Ascend Plastic Surgery Partners MSO, LLC	First Lien Term Loan	10.33%	SOFR	500	5/3/2029	USD	901,000	884,095	882,980	[1,4,5]
Ascend Plastic Surgery Partners MSO, LLC	Revolver	0.50%			5/3/2029	USD	548,500	(10,088)	(10,970)[1,3,4]
ASP Global Holdings, LLC	Delayed Draw	10.10%	SOFR	525	7/31/2029	USD	3,145,459	1,832,564	1,824,365	[1,4,5,7]
ASP Global Holdings, LLC	Delayed Draw	10.50%	SOFR	525	7/31/2029	USD	1,887,275	1,850,805	1,849,529	[1,4,5]
ASP Global Holdings, LLC	First Lien Term Loan	10.10%	SOFR	525	7/31/2029	USD	10,744,048	10,586,979	10,529,168	[1,4,5]
ASP Global Holdings, LLC	Revolver	0.50%			7/31/2029	USD	1,713,270	(31,063)	(34,266)[1,3,4]
Avalign Holdings, Inc.	First Lien Term Loan	8.68%, 3.63% PIK	SOFR	363	12/20/2028	USD	3,103,499	3,019,316	3,021,370	[1,4,5,6,7,8]
Avalign Holdings, Inc.	Revolver	0.50%			12/20/2028	USD	462,075	(8,137)	(8,009)[1,3,4,6]
AWC-MH Acquisition LLC	First Lien Term Loan	9.94%, 5.50% PIK	SOFR	500	6/30/2025	USD	9,447,414	9,289,200	7,605,168	[1,4,5,8]
AXPM Dental Management, LLC	Delayed Draw	1.00%			12/28/2027	USD	8,243,186	(97,008)	(115,074)[1,3,4]
AXPM Dental Management, LLC	First Lien Term Loan	9.50%	SOFR	525	12/28/2027	USD	19,041,758	18,851,592	18,775,936	[1,4,5]
AXPM Dental Management, LLC	Revolver	0.50%			12/28/2027	USD	3,131,476	(36,830)	(43,716)[1,3,4]
Bamboo US BidCo LLC	Revolver	0.50%			9/29/2029	USD	943,890	(28,317)	(23,504)[1,3,4,6]
Bamboo US BidCo LLC	Delayed Draw	8.62%, 3.38% PIK	SOFR	338	9/29/2030	USD	1,546,551	713,193	708,840	[1,4,5,7,8]
Bamboo US BidCo LLC	Delayed Draw	8.62%, 3.38% PIK	SOFR	338	9/29/2030	USD	2,641,130	1,220,462	1,209,215	[1,4,5,6,7,8]
Bamboo US BidCo LLC	First Lien Term Loan	7.01%, 3.38% PIK	EURIBOR	338	9/29/2030	EUR	6,196,579	6,372,283	6,725,597	[1,2,4,5,8]
Bamboo US BidCo LLC	First Lien Term Loan	7.01%, 3.38% PIK	EURIBOR	338	9/29/2030	EUR	2,876,283	2,879,288	3,040,942	[1,2,4,5,6,7,8]
Bamboo US Bidco LLC	First Lien Term Loan	8.62%, 3.38% PIK	SOFR	338	9/29/2030	USD	17,095,594	16,521,531	16,553,090	[1,4,5,6,7,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Bamboo US BidCo LLC	First Lien Term Loan	8.62%, 3.38% PIK	SOFR	338	9/29/2030	USD	10,080,244	$9,812,974	$9,829,234	[1,4,5,8]
Bausch Receivables Funding LP	Revolver	11.98%	SOFR	665	1/28/2028	USD	12,000,000	6,820,000	6,962,742	[1,4,5,6,7]
Benefit Plan Administrators of Eau Claire, LLC	First Lien Term Loan	10.75%	SOFR	550	6/7/2026	USD	5,947,200	5,909,869	5,887,728	[1,4,5]
Biocare Medical LLC	First Lien Term Loan	9.70%	SOFR	475	12/9/2027	USD	21,486,465	21,271,600	21,486,465	[1,4,5]
Biocare Medical LLC	Revolver	0.50%			12/9/2027	USD	2,777,778	—	—	[1,3,4]
Bridge Consumer Healthcare Intermediate LLC	First Lien Term Loan	10.89%	SOFR	619	1/20/2027	USD	11,850,381	11,731,877	11,850,381	[1,4,5,6]
Bridge Consumer Healthcare Intermediate LLC	First Lien Term Loan	11.20%	SOFR	650	1/20/2027	USD	1,145,500	1,122,013	1,145,500	[1,4,5,6]
Cardiology Management Holdings, LLC	First Lien Term Loan	10.85%	SOFR	625	1/31/2029	USD	1,808,495	1,769,173	1,804,508	[1,4,5,6]
Cobalt Buyer Sub, Inc.	Revolver	10.85%	SOFR	600	8/16/2030	USD	64,654	5,674	5,710	[1,4,5,6,7]
Cobalt Buyer Sub, Inc.	Delayed Draw	1.00%			8/16/2031	USD	464,959	(5,761)	(5,431)[1,3,4,6]
Cobalt Buyer Sub, Inc.	First Lien Term Loan	10.35%	SOFR	550	8/16/2031	USD	231,898	229,034	229,189	[1,4,5,6]
Coding Solutions Acquisition, Inc.	Delayed Draw	10.01%	SOFR	500	8/7/2031	USD	27,042,197	16,635,508	16,630,951	[1,4,5,7]
Coding Solutions Acquisition, Inc.	First Lien Term Loan	9.25%	SOFR	500	8/7/2031	USD	38,399,923	37,842,680	37,823,924	[1,4,5]
Coding Solutions Acquisition, Inc.	Revolver	10.01%	SOFR	500	8/7/2031	USD	4,974,964	1,170,652	1,169,117	[1,4,5,7]
Color Intermediate, LLC	First Lien Term Loan	9.45%	SOFR	475	10/4/2029	USD	40,487,500	39,843,333	40,892,375	[1,4,5]
Community Medical Acquisition Corp.	Revolver	9.50%	SOFR	475	12/15/2027	USD	3,683,963	2,930,058	2,868,906	[1,4,5,7]
Community Medical Acquisition Corp.	First Lien Term Loan	9.57%	SOFR	475	12/15/2028	USD	25,578,816	25,203,234	24,882,765	[1,4,5]
ComPsych Investment Corp.	Delayed Draw	1.00%			7/22/2031	USD	22,000,000	(108,510)	3,035	[1,3,4]
ComPsych Investment Corp.	First Lien Term Loan	10.03%	SOFR	475	7/22/2031	USD	62,131,852	61,827,062	61,993,664	[1,4,5]
Confluent Health, LLC	First Lien Term Loan	12.35%	SOFR	750	11/30/2028	USD	16,928,712	15,956,234	16,481,595	[1,4,5]
Connect America.com, LLC	First Lien Term Loan	12.51%	SOFR	700	6/30/2026	USD	7,177,644	7,113,303	7,151,050	[1,4,5]
Connect America.com, LLC	Revolver	12.51%	SOFR	700	6/30/2026	USD	679,061	665,184	674,304	[1,4,5,7]
Continental Buyer, Inc.	Delayed Draw	1.00%			4/2/2031	USD	5,095,541	(73,816)	(23,976)[1,3,4]
Continental Buyer, Inc.	Delayed Draw	1.00%			4/2/2031	USD	12,738,853	(185,330)	(59,941)[1,3,4,6]
Continental Buyer, Inc.	First Lien Term Loan	9.50%	SOFR	525	4/2/2031	USD	12,993,631	12,808,236	12,932,491	[1,4,5]
Continental Buyer, Inc.	First Lien Term Loan	9.50%	SOFR	525	4/2/2031	USD	32,484,076	32,017,385	32,331,228	[1,4,5,6]
Continental Buyer, Inc.	Revolver	0.50%			4/2/2031	USD	1,910,828	(26,674)	(8,991)[1,3,4]
Continental Buyer, Inc.	Revolver	0.50%			4/2/2031	USD	4,777,070	(67,297)	(22,478)[1,3,4,6]
CORA Health Holdings Corp.	Delayed Draw	10.74%	ARR CSA	575	6/15/2027	USD	228,025	199,527	214,407	[1,4,5]
CORA Health Holdings Corp.	First Lien Term Loan	10.74%	ARR CSA	575	6/15/2027	USD	13,603,123	13,468,961	12,790,722	[1,4,5]
CORA Health Holdings Corp.	Revolver	10.74%	ARR CSA	575	6/15/2027	USD	769,231	211,506	165,599	[1,4,5,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
CORDENTAL Group Management, LLC	Delayed Draw	10.96%	SOFR	600	5/31/2026	USD	1,215,000	$338,664	$332,248	[1,4,5,7]
CORDENTAL Group Management, LLC	First Lien Term Loan	10.96%	SOFR	600	5/31/2026	USD	1,878,078	1,853,553	1,844,500	[1,4,5]
CORDENTAL Group Management, LLC	Revolver	0.50%			5/31/2026	USD	359,500	(4,503)	(6,427)[1,3,4]
CPC/Cirtec Holdings, Inc.	First Lien Term Loan	9.85%	ARR	500	1/30/2029	USD	8,899,160	8,626,265	8,810,169	[1,4,5]
CPC/Cirtec Holdings, Inc.	Revolver	0.50%			10/31/2028	USD	105,085	(1,011)	(1,051)[1,3,4,6]
CPC/Cirtec Holdings, Inc.	Revolver	11.58%	ARR	625	10/31/2028	USD	1,033,592	641,975	661,499	[1,4,5,7]
CPF Dental, LLC	Delayed Draw	9.87%, 4.25% PIK	SOFR	500	9/30/2025	USD	14,364,972	12,736,761	13,060,062	[1,4,5,6,7,8]
CPF Dental, LLC	First Lien Term Loan	10.32%, 4.25% PIK	SOFR	500	9/30/2025	USD	5,528,019	5,520,212	5,496,479	[1,4,5,6,8]
Crossroads Holding, LLC	First Lien Term Loan	10.21%, 2.00% PIK	SOFR	525	12/23/2027	USD	14,029,010	13,926,374	11,787,858	[1,4,5,6,8]
CVP Holdco, Inc.	Delayed Draw	9.85%	SOFR	500	6/28/2030	USD	7,624,787	(62,869)	(60,878)[1,4,5,6,7]
CVP Holdco, Inc.	First Lien Term Loan	9.85%	SOFR	500	6/28/2030	USD	22,158,744	21,942,596	21,941,386	[1,4,5,6]
CVP Holdco, Inc.	Revolver	0.50%			6/28/2030	USD	3,049,915	(30,167)	(29,917)[1,3,4,6]
CVP Holdco, Inc.	First Lien Term Loan	10.25%	SOFR	500	6/28/2031	USD	6,561,291	6,490,150	6,496,931	[1,4,5,6]
D4C Dental Brands Holdco, Inc.	Revolver	11.25%	SOFR	650	12/30/2025	USD	714,286	714,286	708,067	[1,4,5]
D4C Dental Brands Holdco, Inc.	Delayed Draw	11.25%	SOFR	650	12/30/2026	USD	2,592,328	2,540,489	2,569,757	[1,4,5]
D4C Dental Brands Holdco, Inc.	Delayed Draw	11.60%	SOFR	650	12/30/2026	USD	1,896,692	1,856,722	1,880,179	[1,4,5]
D4C Dental Brands Holdco, Inc.	First Lien Term Loan	11.25%	SOFR	650	12/30/2026	USD	6,375,893	6,315,678	6,320,381	[1,4,5]
DCA Investment Holding, LLC	Delayed Draw	11.01%	SOFR	641	4/3/2028	USD	3,875,616	3,820,733	3,786,864	[1,4,5,6]
DCA Investment Holding, LLC	Delayed Draw	11.12%	SOFR	641	4/3/2028	USD	—	—	—	[1,4,5]
DCA Investment Holding, LLC	First Lien Term Loan	11.01%	SOFR	641	4/3/2028	USD	15,526,700	15,390,472	15,171,139	[1,4,5,6]
DCA Investment Holding, LLC	First Lien Term Loan	11.01%	SOFR	641	4/3/2028	USD	23,533	23,209	22,995	[1,4,5]
Deca Dental Holdings, LLC	Delayed Draw	10.45%	SOFR	575	8/26/2028	USD	1,440,741	1,379,509	1,415,226	[1,4,5]
Deca Dental Holdings, LLC	First Lien Term Loan	10.45%	SOFR	575	8/26/2028	USD	13,687,037	12,999,416	13,444,651	[1,4,5]
Deca Dental Holdings, LLC	Revolver	10.45%	SOFR	575	8/26/2028	USD	1,111,111	1,110,502	1,091,434	[1,4,5]
Dental365 LLC	Revolver	0.50%			5/5/2028	USD	627,889	(3,241)	(3,267)[1,3,4,6]
Dental365 LLC	Delayed Draw	10.10%	SOFR	525	8/5/2028	USD	1,697,597	292,226	292,217	[1,4,5,6,7]
Dental365 LLC	Delayed Draw	10.34%	SOFR	550	8/5/2028	USD	940,686	938,349	938,334	[1,4,5]
Dental365 LLC	First Lien Term Loan	10.34%	SOFR	550	8/5/2028	USD	1,733,827	1,729,520	1,729,492	[1,4,5,6]
Dentive Capital, LLC	Delayed Draw	11.50%	SOFR	675	12/23/2028	USD	5,729,593	2,477,631	2,578,707	[1,4,5,7]
Dermatopathology Laboratory Of Central States, LLC	First Lien Term Loan	10.69%	SOFR	575	6/1/2028	USD	16,991,935	16,795,361	16,804,902	[1,4,5]
Dermatopathology Laboratory Of Central States, LLC	Revolver	0.50%			6/1/2028	USD	1,612,903	(22,580)	(17,753)[1,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Edifecs, Inc.	First Lien Term Loan	9.07%	SOFR	374	11/20/2028	USD	25,000,000	$24,622,551	$25,437,500	[1,4,5]
Emerge Intermediate, Inc.	Delayed Draw	11.31%	SOFR	625	2/26/2026	USD	123,800	122,525	121,594	[1,4,5]
Emerge Intermediate, Inc.	First Lien Term Loan	11.31%	SOFR	625	2/26/2026	USD	12,276,600	12,147,198	12,057,870	[1,4,5]
Emerge Intermediate, Inc.	Revolver	11.31%	SOFR	625	2/26/2026	USD	1,860,000	1,035,232	1,020,862	[1,4,5,7]
Emmes Blocker, Inc.	Delayed Draw	10.81%	SOFR	575	7/7/2028	USD	11,111,974	10,889,507	11,111,974	[1,4,5,6]
Emmes Blocker, Inc.	Delayed Draw	10.81%	SOFR	575	7/7/2028	USD	5,433,841	5,325,452	5,433,841	[1,4,5]
Emmes Blocker, Inc.	First Lien Term Loan	10.81%	SOFR	575	7/7/2028	USD	8,108,232	7,993,191	8,108,232	[1,4,5]
Endodontic Practice Partners LLC	Delayed Draw	1.00%			11/2/2027	USD	3,604,000	(44,469)	(55,502)[1,3,4]
ENT MSO LLC	Delayed Draw	11.20%	SOFR	625	12/31/2025	USD	4,790,575	1,666,788	1,687,686	[1,4,5,6,7]
ENT MSO LLC	Delayed Draw	11.95%	SOFR	700	12/31/2025	USD	6,622,750	6,357,057	6,591,588	[1,4,5,6]
ENT MSO LLC	Revolver	11.45%	SOFR	650	12/31/2025	USD	958,115	944,681	948,814	[1,4,5,6]
ERC Holdings, LLC	Revolver	8.60%, 3.25% PIK	SOFR	300	11/10/2027	USD	1,422,986	1,075,057	516,535	[1,4,5,7,8]
ERC Holdings, LLC	Revolver	8.60%, 3.25% PIK	SOFR	300	11/10/2027	USD	6,657,924	5,026,320	2,413,085	[1,4,5,6,7,8]
ERC Holdings, LLC	First Lien Term Loan	7.87%, 3.25% PIK	SOFR	300	11/10/2028	USD	15,653,467	15,486,164	9,509,481	[1,4,5,8]
Exactcare Parent, Inc.	First Lien Term Loan	10.73%	SOFR	550	11/3/2029	USD	9,443,545	9,212,335	9,413,279	[1,4,5]
Exactcare Parent, Inc.	Revolver	0.50%			11/3/2029	USD	1,032,787	(24,197)	(3,310)[1,3,4]
FH MD Buyer, Inc.	First Lien Term Loan	9.96%	SOFR	511	7/22/2028	USD	14,587,500	14,441,625	14,286,851	[1,4,5]
Financiere N	First Lien Term Loan	9.10%	SOFR	450	1/22/2029	USD	14,000,000	14,000,000	14,000,000	[1,4,5]
Financiere N	Delayed Draw	9.85%	SOFR	525	12/15/2030	USD	32,885,950	15,043,843	15,805,212	[1,4,5,7]
Finthrive Software Intermediate Holdings, Inc.	Second Lien Term Loan	11.71%	SOFR	675	1/6/2030	USD	20,000,000	19,700,000	8,780,712	[1,5]
Fortis Life Sciences, LLC	First Lien Term Loan	10.60%	SOFR	525	9/17/2027	USD	18,277,202	18,061,389	16,134,408	[1,4,5]
Fortis Life Sciences, LLC	Revolver	10.60%	SOFR	525	9/17/2027	USD	2,438,266	2,438,266	2,152,407	[1,4,5]
FYI Optical Acquisitions, Inc. & FYI USA Inc.	Delayed Draw	10.85%	CDOR	575	3/4/2027	CAD	36,758,217	28,142,541	27,177,980	[1,2,4,5]
Fyzical Buyer, LLC	First Lien Term Loan	10.10%	SOFR	525	6/26/2028	USD	2,484,000	2,446,359	2,444,256	[1,4,5]
Fyzical Buyer, LLC	Revolver	10.10%	SOFR	525	6/26/2028	USD	354,000	132,759	132,396	[1,4,5,7]
Geriatric Medical & Surgical Supply, LLC	First Lien Term Loan	10.37%	SOFR	550	6/21/2027	USD	2,515,050	2,479,951	2,477,324	[1,4,5]
H2 Holdco, Inc.	Delayed Draw	10.50%	SOFR	575	5/5/2028	USD	2,484,000	185,367	182,855	[1,4,5,7]
HEC Purchaser Corp.	First Lien Term Loan	9.75%	SOFR	550	6/17/2029	USD	13,183,868	12,854,526	12,790,132	[1,4,5]
HEC Purchaser Corp.	Revolver	10.56%	SOFR	550	6/17/2029	USD	2,052,486	1,216,989	1,211,244	[1,4,5,7]
Helium Acquirer Corporation	Delayed Draw	11.70%	SOFR	700	1/5/2029	USD	9,843,289	9,597,414	9,772,357	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Helium Acquirer Corporation	First Lien Term Loan	11.20%	SOFR	650	1/5/2029	USD	1,454,348	$1,413,162	$1,410,031	[1,4,5]
Helium Acquirer Corporation	First Lien Term Loan	11.70%	SOFR	700	1/5/2029	USD	10,768,263	10,514,900	10,690,666	[1,4,5]
Helium Acquirer Corporation	Revolver	11.70%	SOFR	700	1/5/2029	USD	1,656,810	165,681	153,742	[1,4,5,7]
HemaSource, Inc.	First Lien Term Loan	10.85%	SOFR	600	8/31/2029	USD	22,375,000	21,833,386	22,352,530	[1,4,5]
HemaSource, Inc.	Revolver	0.50%			8/31/2029	USD	4,125,000	—	(4,143)[1,3,4]
Heniff Holdco, LLC	First Lien Term Loan	11.23%	SOFR	575	12/3/2026	USD	11,842	11,713	11,842	[1,4,5]
HPS Health Care	Delayed Draw	21.25%	PRIME	975	10/27/2025	USD	289,870	284,577	170,447	[1,4,5,6]
HuFriedy Group Acquisition LLC	Revolver	0.50%			5/31/2030	USD	1,019,935	(19,282)	(20,103)[1,3,4,6]
HuFriedy Group Acquisition LLC	Delayed Draw	10.09%	SOFR	550	5/31/2031	USD	1,232,652	900,406	900,194	[1,4,5,6,7]
HuFriedy Group Acquisition LLC	First Lien Term Loan	10.56%	SOFR	550	5/31/2031	USD	5,670,198	5,560,384	5,558,440	[1,4,5,6]
Integrated Oncology Network, LLC	Delayed Draw	10.74%	SOFR	600	6/24/2025	USD	736,267	726,433	721,546	[1,4,5]
Integrated Oncology Network, LLC	First Lien Term Loan	10.74%	SOFR	600	6/24/2025	USD	7,596,399	7,558,075	7,444,524	[1,4,5]
Integrated Oncology Network, LLC	Revolver	11.02%	SOFR	600	6/24/2025	USD	83,957	83,957	82,278	[1,4,5]
Integrated Oncology Network, LLC	Revolver	11.17%	SOFR	600	6/24/2025	USD	134,920	134,701	132,003	[1,4,5,7]
IvyRehab Intermediate II, LLC	Revolver	10.18%	SOFR	475	4/21/2028	USD	3,530,702	3,198,535	3,161,770	[1,4,5,7]
IvyRehab Intermediate II, LLC	Delayed Draw	10.43%	SOFR	500	4/21/2029	USD	7,555,606	7,480,805	7,444,476	[1,4,5]
IvyRehab Intermediate II, LLC	Delayed Draw	10.70%	SOFR	550	4/21/2029	USD	45,970,000	17,250,462	18,070,000	[1,4,5,7]
IvyRehab Intermediate II, LLC	Delayed Draw	10.70%	SOFR	550	4/21/2029	USD	4,000,000	3,926,706	4,000,000	[1,4,5]
IvyRehab Intermediate II, LLC	First Lien Term Loan	10.43%	SOFR	500	4/21/2029	USD	23,017,105	22,786,934	22,678,563	[1,4,5]
IvyRehab Intermediate II, LLC	Delayed Draw	1.00%			9/20/2031	USD	15,000,000	(224,521)	(225,000)[1,3,4]
Jon Bidco Limited	First Lien Term Loan	9.45%	BKBM	450	3/18/2027	NZD	6,300,000	3,880,532	4,002,287	[1,2,4,5]
KWOL Acquisition, Inc.	First Lien Term Loan	11.51%	SOFR	625	12/12/2029	USD	23,054,145	22,531,957	22,483,054	[1,4,5]
KWOL Acquisition, Inc.	Revolver	11.11%	SOFR	625	12/12/2029	USD	3,138,075	716,348	784,519	[1,4,5,7]
KWOL Acquisition, Inc.	First Lien Term Loan	11.51%	SOFR	625	7/30/2029	USD	5,883,740	5,746,590	5,737,990	[1,4,5]
KWOL Acquisition, Inc.	Revolver	11.11%	SOFR	625	7/30/2029	USD	800,881	100,110	80,271	[1,4,5,7]
Life Science Intermediate Holdings, LLC	Delayed Draw	8.88%	EURIBOR	550	6/10/2027	EUR	5,915,973	6,161,935	6,489,462	[1,2,4,5]
Life Science Intermediate Holdings, LLC	Delayed Draw	10.45%	SONIA	550	6/10/2027	GBP	7,374,930	8,603,375	9,716,470	[1,2,4,5]
Life Science Intermediate Holdings, LLC	Delayed Draw	10.45%	SOFR	560	6/10/2027	USD	12,346,471	6,856,595	6,887,324	[1,4,5,7]
Life Science Intermediate Holdings, LLC	Delayed Draw	10.85%	SOFR	560	6/10/2027	USD	14,927,913	14,704,903	14,711,309	[1,4,5]
Life Science Intermediate Holdings, LLC	First Lien Term Loan	10.85%	SOFR	560	6/10/2027	USD	2,834,109	2,803,336	2,792,986	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Life Science Intermediate Holdings, LLC	Revolver	10.85%	SOFR	560	6/10/2027	USD	1,806,360	$1,466,290	$1,451,822	[1,4,5,7]
Limpio Bidco GMBH	First Lien Term Loan	8.83%	EURIBOR	520	10/31/2030	EUR	12,101,044	12,425,190	13,105,713	[1,2,4,5]
MB2 Dental Solutions, LLC	Delayed Draw	10.85%	SOFR	600	1/29/2027	USD	6,695,160	627,714	636,040	[1,4,5,6,7]
MB2 Dental Solutions, LLC	First Lien Term Loan	10.85%	SOFR	600	1/29/2027	USD	12,054,551	11,945,776	11,873,733	[1,4,5,6]
MB2 Dental Solutions, LLC	Revolver	10.85%	SOFR	600	1/29/2027	USD	836,895	489,440	489,584	[1,4,5,6,7]
MB2 Dental Solutions, LLC	Delayed Draw	10.85%	SOFR	600	2/13/2031	USD	1,023,891	1,013,667	1,018,771	[1,4,5]
MB2 Dental Solutions, LLC	Delayed Draw	10.85%	SOFR	600	2/13/2031	USD	23,223,360	1,077,695	1,284,717	[1,4,5,7]
MB2 Dental Solutions, LLC	First Lien Term Loan	10.85%	SOFR	600	2/13/2031	USD	9,217,513	9,130,948	9,079,250	[1,4,5]
MB2 Dental Solutions, LLC	Revolver	10.85%	PRIME	600	2/13/2031	USD	3,030,906	2,316,705	2,299,095	[1,4,5,7]
MedMark Services, Inc.	Delayed Draw	9.87%	SOFR	500	6/11/2027	USD	6,000,557	5,980,939	6,000,557	[1,4,5]
MedMark Services, Inc.	First Lien Term Loan	9.87%	SOFR	500	6/11/2027	USD	7,752,500	7,674,975	7,752,500	[1,4,5]
MN Acquisition, Inc.	First Lien Term Loan	10.66%, 0.25% PIK	SOFR	550	8/25/2028	USD	19,806,018	19,516,807	16,245,744	[1,4,5,8]
MN Acquisition, Inc.	Revolver	10.66%, 0.25% PIK	SOFR	550	8/25/2028	USD	2,500,147	2,082,993	1,633,574	[1,4,5,7,8]
Myorthos Management, LLC	Revolver	10.87%	SOFR	550	10/31/2024	USD	292,839	4,329	37	[1,4,5,6,7]
Myorthos Management, LLC	Delayed Draw	9.85% PIK	SOFR		11/1/2027	USD	8,926,793	8,835,372	3,816,204	[1,4,5,6,8]
Myorthos Management, LLC	First Lien Term Loan	9.85% PIK	SOFR		11/1/2027	USD	4,832,078	4,795,838	2,065,713	[1,4,5,6,8]
National Dentex Labs LLC	Delayed Draw	13.48%	SOFR	800	4/3/2026	USD	574,713	212,372	221,050	[1,4,5,7]
National Dentex Labs, LLC	Delayed Draw	10.48%, 3.00% PIK	SOFR	500	4/3/2026	USD	3,592,443	3,511,164	3,526,482	[1,4,5,8]
National Dentex Labs, LLC	First Lien Term Loan	10.48%, 3.00% PIK	SOFR	500	4/3/2026	USD	7,139,792	7,083,135	7,007,600	[1,4,5,8]
National Dentex Labs, LLC	Revolver	11.79%	SOFR	700	4/3/2026	USD	919,540	740,230	719,095	[1,4,5,7]
Nephron Pharmaceuticals Corporation	First Lien Term Loan	15.75%	SOFR	1100	9/11/2026	USD	29,617,525	28,984,847	26,567,109	[1,4,5]
Nephron Pharmaceuticals Corporation	First Lien Term Loan	20.00% PIK			9/11/2026	USD	1,744,383	1,744,383	1,743,606	[1,4,8]
Net Health Acquisition Corp	First Lien Term Loan	9.84%	SOFR	500	7/4/2031	USD	23,794,843	23,561,614	23,556,895	[1,4,5,6]
Net Health Acquisition Corp	Revolver	0.50%			7/4/2031	USD	3,531,390	(34,314)	(35,314)[1,3,4,6]
Netsmart Technologies, Inc.	Delayed Draw	1.00%			8/23/2031	USD	12,374,078	(123,065)	(123,741)[1,3,4]
Netsmart Technologies, Inc.	Delayed Draw	1.00%			8/23/2031	USD	937,055	(9,301)	(9,371)[1,3,4,6]
Netsmart Technologies, Inc.	First Lien Term Loan	7.34%, 2.70% PIK	SOFR	250	8/23/2031	USD	11,856,253	11,738,897	11,737,690	[1,4,5,8]
Netsmart Technologies, Inc.	First Lien Term Loan	7.35%, 2.70% PIK	SOFR	250	8/23/2031	USD	7,012,868	6,939,810	6,939,059	[1,4,5,6,7,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Netsmart Technologies, Inc.	First Lien Term Loan	7.35%, 2.70% PIK	SOFR	250	8/23/2031	USD	80,748,371	$79,947,051	$79,940,887	[1,4,5,8]
Netsmart Technologies, Inc.	Revolver	0.50%			8/23/2031	USD	12,621,778	(124,839)	(126,218)[1,3,4]
Netsmart Technologies, Inc.	Revolver	0.50%			8/23/2031	USD	1,053,757	(10,381)	(10,538)[1,3,4,6]
Next HoldCo, LLC	Revolver	0.50%			11/9/2029	USD	7,212,915	(92,379)	(82,262)[1,3,4,6]
Next HoldCo, LLC	Delayed Draw	1.00%			11/9/2030	USD	19,637,558	(276,101)	(110,831)[1,3,4,6]
Next HoldCo, LLC	First Lien Term Loan	11.06%	SOFR	600	11/9/2030	USD	76,388,367	75,341,304	75,514,957	[1,4,5,6]
OB Hospitalist Group	First Lien Term Loan	10.10%	SOFR	525	9/27/2027	USD	5,000,000	4,882,211	4,875,537	[1,4,5]
OB Hospitalist Group	First Lien Term Loan	10.20%	SOFR	525	9/27/2027	USD	46,024,848	45,409,370	44,879,173	[1,4,5]
OB Hospitalist Group	Revolver	10.34%	SOFR	550	9/27/2027	USD	2,572,519	391,205	332,911	[1,4,5,7]
OB Hospitalist Group	Revolver	10.34%	SOFR	550	9/28/2027	USD	122,137	121,303	119,097	[1,4,5]
OB Hospitalist Group	Revolver	10.34%	SOFR	550	9/29/2027	USD	76,336	75,814	74,436	[1,4,5]
OB Hospitalist Group	Revolver	10.34%	SOFR	550	9/30/2027	USD	91,603	90,977	89,323	[1,4,5]
OA Buyer, Inc.	First Lien Term Loan	9.85%	SOFR	500	12/20/2028	USD	6,859,649	6,772,289	6,799,925	[1,4,5]
OIA Acquisition, LLC	Delayed Draw	9.60%	ARR CSA	525	10/19/2027	USD	1,349,261	1,335,165	1,336,164	[1,4,5]
OIA Acquisition, LLC	First Lien Term Loan	9.60%	ARR CSA	525	10/19/2027	USD	10,947,857	10,838,379	10,841,588	[1,4,5]
OIA Acquisition, LLC	Revolver	9.74%	SOFR	525	10/19/2027	USD	1,928,571	409,284	409,851	[1,4,5,7]
OIS Management Services, LLC	Delayed Draw	9.35%	SOFR	475	11/16/2028	USD	4,699,379	4,652,535	4,699,379	[1,4,5]
OIS Management Services, LLC	Delayed Draw	9.35%	SOFR	475	11/16/2028	USD	7,816,054	7,675,014	7,816,054	[1,4,5,6]
OIS Management Services, LLC	Delayed Draw	9.43%	SOFR	475	11/16/2028	USD	5,593,803	5,490,599	5,593,803	[1,4,5,6]
OIS Management Services, LLC	First Lien Term Loan	9.35%	SOFR	475	11/16/2028	USD	12,179,167	12,057,375	12,179,167	[1,4,5]
OIS Management Services, LLC	Revolver	0.50%			11/16/2028	USD	1,423,077	—	—	[1,3,4]
OMH-Healthedge Holdings, Inc.	First Lien Term Loan	10.25%	SOFR	600	10/6/2029	USD	4,500,000	4,401,110	4,417,253	[1,4,5]
OMH-Healthedge Holdings, Inc.	First Lien Term Loan	10.25%	SOFR	600	10/6/2029	USD	8,100,000	7,921,265	7,951,056	[1,4,5,6]
OMH-Healthedge Holdings, Inc.	Revolver	0.50%			10/6/2029	USD	488,722	(12,218)	(8,964)[1,3,4]
OMH-Healthedge Holdings, Inc.	Revolver	0.50%			10/6/2029	USD	879,699	(21,992)	(16,135)[1,3,4,6]
Ons Mso, LLC	Delayed Draw	10.60%	SOFR	575	7/8/2026	USD	6,533,353	3,102,181	3,135,385	[1,4,5,6,7]
Ons Mso, LLC	Revolver	0.50%			7/8/2026	USD	701,757	(7,431)	—	[1,3,4,6]
Ons Mso, LLC	Revolver	13.75%	SOFR	850	7/8/2026	USD	5,527,184	1,638,396	1,638,396	[1,4,5,6,7]
OpCo Borrower, LLC	First Lien Term Loan	11.28%	SOFR	600	4/26/2029	USD	15,000,000	14,889,166	14,888,679	[1,4,5]
Oral Surgery Partners, LLC	Delayed Draw	1.00%			11/16/2028	USD	7,238,399	(71,434)	(67,925)[1,3,4]
Org USME Buyer, LLC	First Lien Term Loan	11.15%	SOFR	575	11/24/2026	USD	16,030,255	15,871,560	15,153,076	[1,4,5]
Org USME Buyer, LLC	Revolver	11.15%	SOFR	575	11/24/2026	USD	936,232	598,925	547,958	[1,4,5,7]
Orthodontic Partners, LLC	Delayed Draw	11.98%	SOFR	650	10/12/2027	USD	14,099,877	13,817,879	14,240,875	[1,4,5]
Orthodontic Partners, LLC	First Lien Term Loan	11.78%	SOFR	650	10/12/2027	USD	9,575,819	9,438,691	9,643,807	[1,4,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Pediatric Home Respiratory Services, LLC	Delayed Draw	11.80%	SOFR	625	12/4/2025	USD	1,995,028	$1,970,166	$1,976,194	[1,4,5]
Pediatric Home Respiratory Services, LLC	First Lien Term Loan	10.74%	SOFR	575	12/4/2025	USD	4,642,991	4,640,390	4,642,991	[1,4,5]
Pediatric Home Respiratory Services, LLC	First Lien Term Loan	11.78%	SOFR	625	12/4/2025	USD	4,905,952	4,848,897	4,859,639	[1,4,5]
Pediatric Home Respiratory Services, LLC	First Lien Term Loan	11.80%	SOFR	625	12/4/2025	USD	2,103,510	2,085,948	2,083,652	[1,4,5]
PerkinElmer U.S., LLC	Delayed Draw	9.85%	SOFR	500	3/13/2029	USD	240,311	176,774	175,533	[1,4,5,6,7]
PerkinElmer U.S., LLC	First Lien Term Loan	9.92%	SOFR	500	3/13/2029	USD	1,125,814	1,106,035	1,103,801	[1,4,5,6]
PerkinElmer U.S., LLC	First Lien Term Loan	10.31%	SOFR	500	3/13/2029	USD	4,987,499	4,899,315	4,889,977	[1,4,5,6]
PetVet Care Centers, LLC	Revolver	0.50%			11/15/2029	USD	5,119,784	(87,734)	(254,549)[1,3,4,6]
PetVet Care Centers, LLC	Revolver	0.50%			11/15/2029	USD	1,000,000	—	(49,719)[1,3,4]
PetVet Care Centers, LLC	Delayed Draw	1.00%			11/15/2030	USD	5,119,784	(96,199)	(254,549)[1,3,4,6]
PetVet Care Centers, LLC	Delayed Draw	1.00%			11/15/2030	USD	1,000,000	(9,998)	(49,719)[1,3,4]
PetVet Care Centers, LLC	First Lien Term Loan	10.85%	SOFR	600	11/15/2030	USD	39,055,423	38,340,735	37,113,640	[1,4,5,6]
PetVet Care Centers, LLC	First Lien Term Loan	10.85%	SOFR	600	11/15/2030	USD	7,628,381	7,483,467	7,249,108	[1,4,5]
Pharmalogic Holdings Corp.	Delayed Draw	1.00%			6/21/2030	USD	8,838,384	(97,937)	(97,025)[1,3,4]
Pharmalogic Holdings Corp.	First Lien Term Loan	9.85%	SOFR	500	6/21/2030	USD	26,161,616	25,971,936	25,972,557	[1,4,5]
Phynet Dermatology LLC	Delayed Draw	1.00%			10/20/2029	USD	11,133,125	(195,469)	(135,909)[1,3,4,6]
Phynet Dermatology LLC	First Lien Term Loan	11.78%	SOFR	650	10/20/2029	USD	16,918,796	16,720,596	16,712,258	[1,4,5,6]
Phynet Dermatology LLC	Revolver	11.35%	SOFR	650	10/20/2029	USD	477,699	265,445	268,030	[1,4,5,6,7]
PhyNet Dermatology LLC	Revolver	11.35%	SOFR	650	10/20/2029	USD	287,428	282,405	283,920	[1,4,5,6]
Pinnacle Dermatology Management, LLC	Revolver	9.05%	SOFR	400	12/8/2026	USD	1,082,474	1,068,943	1,069,260	[1,4,5]
Pinnacle Dermatology Management, LLC	Delayed Draw	10.91%	SOFR	575	12/8/2028	USD	1,298,474	1,295,117	1,168,973	[1,4,5]
Pinnacle Dermatology Management, LLC	First Lien Term Loan	10.79%	SOFR	575	12/8/2028	USD	11,120,691	10,988,426	10,011,586	[1,4,5]
Pinnacle Treatment Centers, Inc.	Delayed Draw	10.56%	SOFR	550	1/4/2027	USD	911,960	889,204	903,201	[1,4,5]
Pinnacle Treatment Centers, Inc.	First Lien Term Loan	10.56%	SOFR	550	1/4/2027	USD	15,475,135	15,195,036	15,326,504	[1,4,5]
Pinnacle Treatment Centers, Inc.	Revolver	0.50%			1/4/2027	USD	1,184,364	(3,546)	(11,375)[1,3,4]
Pinnacle Treatment Centers, Inc.	Revolver	12.75%	PRIME	425	1/4/2027	USD	197,394	195,617	195,498	[1,4,5]
PPV Intermediate Holdings LLC	Delayed Draw	1.00%			8/20/2031	USD	4,250,000	(42,160)	(39,707)[1,3,4]
PPV Intermediate Holdings LLC	First Lien Term Loan	10.81%	SOFR	575	8/31/2029	USD	45,213,279	44,612,825	45,213,279	[1,4,5]
PPV Intermediate Holdings LLC	Revolver	0.50%			8/31/2029	USD	2,538,076	—	—	[1,3,4]
PPV Intermediate Holdings LLC	Delayed Draw	11.06%	SOFR	600	8/31/2030	USD	1,121,528	695,347	676,045	[1,4,5,7]
PracticeTek Purchaser LLC	Delayed Draw	10.60%	SOFR	575	8/30/2029	USD	2,076,222	68,421	76,332	[1,4,5,6,7]
PracticeTek Purchaser LLC	First Lien Term Loan	10.60%	SOFR	575	8/30/2029	USD	6,852,324	6,703,707	6,731,516	[1,4,5,6]
PracticeTek Purchaser LLC	Revolver	9.75%	SOFR	450	8/30/2029	USD	1,000	475	483	[1,4,5,6,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Premier Care Dental Management, LLC	First Lien Term Loan	10.10%	SOFR	525	5/31/2030	USD	3,342,371	$3,334,334	$3,334,015	[1,4,5]
Premier Care Dental Management, LLC	Revolver	0.50%			5/31/2030	USD	555,904	(1,312)	(1,390)[1,3,4]
Premier Care Dental Management, LLC	Revolver	0.50%			5/5/2028	USD	654,506	(5,986)	(6,545)[1,3,4]
Premier Care Dental Management, LLC	Delayed Draw	10.10%	SOFR	525	8/5/2028	USD	5,085,929	2,455,891	2,439,122	[1,4,5,7]
Premier Imaging, LLC	Delayed Draw	12.87%	SOFR	800	1/2/2025	USD	4,232,054	4,232,193	3,852,310	[1,4,5]
Premier Imaging, LLC	First Lien Term Loan	12.87%	SOFR	800	1/2/2025	USD	23,491,121	23,451,695	21,383,251	[1,4,5]
Premise Health Holding Corp.	Revolver	0.50%			3/1/2030	USD	2,817,481	(39,142)	—	[1,3,4,6]
Premise Health Holding Corp.	First Lien Term Loan	10.76%	SOFR	550	3/1/2031	USD	22,960,177	22,628,966	22,960,177	[1,4,5,6]
Prolacta Bioscience, Inc.	First Lien Term Loan	10.18%	SOFR	543	12/21/2029	USD	6,458,333	6,371,229	6,359,466	[1,4,5,6]
Prolacta Bioscience, Inc.	First Lien Term Loan	13.75%	SOFR	900	12/21/2029	USD	2,083,333	2,055,555	2,051,441	[1,4,5,6]
Purpose Home Health	Delayed Draw	10.74%	SOFR	575	11/3/2027	USD	1,455,300	1,265,415	1,261,532	[1,4,5,7]
Purpose Home Health	First Lien Term Loan	10.59%	SOFR	575	11/3/2027	USD	465,075	457,959	456,936	[1,4,5]
Q-Centrix LLC	First Lien Term Loan	9.66%	SOFR	450	5/29/2025	USD	4,809,160	4,776,637	4,809,160	[1,4,5]
Q-Centrix LLC	First Lien Term Loan	10.16%	SOFR	500	5/29/2025	USD	820,611	591,868	820,611	[1,4,5]
Raven Buyer, Inc.	First Lien Term Loan	11.21%	SOFR	600	2/1/2027	USD	12,792,614	12,696,939	12,028,618	[1,4,5]
Raven Buyer, Inc.	Revolver	11.21%	SOFR	600	2/1/2027	USD	2,045,455	1,390,909	1,268,751	[1,4,5,7]
Redwood MSO, LLC	First Lien Term Loan	11.21%	SOFR	625	7/3/2025	USD	18,367,112	18,305,127	18,283,045	[1,4,5,6]
RPC Topco, Inc.	First Lien Term Loan	9.25%	SOFR	500	8/30/2031	USD	21,969,697	21,642,893	21,650,917	[1,4,5]
RPC Topco, Inc.	Revolver	0.50%			8/30/2031	USD	3,030,303	(44,945)	(43,970)[1,3,4]
Sage Dental Management, LLC	Delayed Draw	11.26%	SOFR	575	6/30/2026	USD	5,081,852	2,407,861	2,387,810	[1,4,5,7]
Sage Dental Management, LLC	First Lien Term Loan	9.92%	SOFR	525	6/30/2026	USD	15,258,300	15,178,865	15,151,492	[1,4,5]
Sage Dental Management, LLC	First Lien Term Loan	11.07%	SOFR	575	6/30/2026	USD	414,750	414,265	411,846	[1,4,5]
Sage Dental Management, LLC	Revolver	9.92%	SOFR	525	6/30/2026	USD	2,149,000	356,155	353,358	[1,4,5,7]
Signature Dental Partners LLC	Delayed Draw	11.21%	SOFR	625	10/29/2026	USD	2,252,501	465,345	459,510	[1,4,5,7]
Signature Dental Partners LLC	First Lien Term Loan	11.21%	SOFR	625	10/29/2026	USD	450,500	444,781	443,742	[1,4,5]
Signature MD, Inc.	Delayed Draw	10.35%	SOFR	575	7/15/2027	USD	911,250	114,787	113,998	[1,4,5,7]
Signature MD, Inc.	First Lien Term Loan	10.35%	SOFR	575	7/15/2027	USD	2,405,700	2,377,416	2,375,629	[1,4,5]
Signature MD, Inc.	Revolver	10.85%	SOFR	575	7/15/2027	USD	431,000	87,657	87,278	[1,4,5,7]
Smile Doctors, LLC	Revolver	0.50%			12/23/2027	USD	2,208,481	—	—	[1,3,4]
Smile Doctors, LLC	Delayed Draw	10.81%	SOFR	590	12/23/2028	USD	4,997,388	1,821,929	1,912,387	[1,4,5,6,7]
Smile Doctors, LLC	First Lien Term Loan	10.81%	SOFR	590	12/23/2028	USD	22,409,721	22,175,289	22,409,721	[1,4,5]
Southern Orthodontic Partners Management, LLC	Delayed Draw	10.36%	SOFR	550	7/27/2026	USD	2,061,061	81,307	74,163	[1,4,5,7]
Southern Orthodontic Partners Management, LLC	Delayed Draw	10.75%	SOFR	550	7/27/2026	USD	26,089	25,781	25,717	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Southern Orthodontic Partners Management, LLC	First Lien Term Loan	10.10%	SOFR	550	7/27/2026	USD	447,248	$442,778	$440,856	[1,4,5]
Space Intermediate III, Inc.	First Lien Term Loan	8.31%, 3.00% PIK	SOFR	325	11/8/2029	USD	58,329,921	57,814,240	58,329,921	[1,4,5,8]
Specialized Dental Holdings II, LLC	Delayed Draw	9.60%	SOFR	475	11/1/2027	USD	2,320,615	215,512	234,104	[1,4,5,6,7]
SSCP Pegasus Midco Limited	First Lien Term Loan	11.07%	SONIA	600	11/16/2027	GBP	1,797,628	2,405,219	2,403,246	[1,2,4,5]
SSCP Pegasus Midco Limited	First Lien Term Loan	11.07%	SONIA	600	6/16/2028	GBP	3,613,000	4,948,228	4,830,214	[1,2,4,5]
Star Dental Partners, LLC	Delayed Draw	10.96%	SOFR	600	12/22/2028	USD	1,982,778	1,512,004	1,505,124	[1,4,5,7]
Star Dental Partners, LLC	First Lien Term Loan	10.96%	SOFR	600	12/22/2028	USD	1,660,357	1,623,729	1,618,848	[1,4,5]
Star Dental Partners, LLC	Revolver	0.50%			12/22/2028	USD	260,500	(5,523)	(6,513)[1,3,4]
TEAM Services Group, LLC	First Lien Term Loan	10.51%	SOFR	500	12/20/2027	USD	7,742,425	7,543,999	7,516,172	[1,4,5]
TerSera Therapeutics, LLC	First Lien Term Loan	10.35%	SOFR	575	4/4/2029	USD	6,915,924	6,759,648	6,915,924	[1,4,5]
TerSera Therapeutics, LLC	Revolver	0.50%			4/4/2029	USD	531,828	(15,955)	—	[1,3,4]
TheKey, LLC	Delayed Draw	10.35%	SOFR	500	3/30/2027	USD	1,485,820	1,264,459	1,430,525	[1,4,5,6]
TIDI Legacy Products, Inc.	Delayed Draw	1.00%			12/19/2029	USD	3,623,188	(68,337)	—	[1,3,4]
TIDI Legacy Products, Inc.	Delayed Draw	1.00%			12/19/2029	USD	6,974,525	(131,479)	—	[1,3,4,6]
TIDI Legacy Products, Inc.	First Lien Term Loan	10.78%	SOFR	550	12/19/2029	USD	13,699,275	13,449,175	13,699,275	[1,4,5]
TIDI Legacy Products, Inc.	First Lien Term Loan	10.78%	SOFR	550	12/19/2029	USD	26,370,680	25,888,675	26,370,680	[1,4,5,6]
TIDI Legacy Products, Inc.	Revolver	0.50%			12/19/2029	USD	2,608,696	(46,074)	—	[1,3,4]
TIDI Legacy Products, Inc.	Revolver	0.50%			12/19/2029	USD	5,021,658	(88,810)	—	[1,3,4,6]
Tivity Health, Inc.	First Lien Term Loan	9.85%	SOFR	500	6/28/2029	USD	69,387,500	68,871,687	69,387,500	[1,4,5]
TPC Holdco, LLC	Second Lien Term Loan	12.69%	SOFR	800	3/29/2028	USD	5,000,000	4,948,835	4,959,420	[1,4,5]
Troy Gastroenterology, P.C.	Delayed Draw	10.74%	SOFR	615	11/25/2025	USD	2,713,396	2,708,246	2,686,891	[1,4,5]
Troy Gastroenterology, P.C.	First Lien Term Loan	10.74%	SOFR	615	11/25/2025	USD	4,325,369	4,287,700	4,283,118	[1,4,5]
Troy Gastroenterology, P.C.	Revolver	10.74%	SOFR	615	11/25/2025	USD	591,133	390,148	388,314	[1,4,5,7]
Troy Practice Management, LLC	First Lien Term Loan	10.74%	SOFR	615	11/25/2025	USD	197,044	195,602	195,120	[1,4,5]
TurningPoint Healthcare Solutions, LLC	Revolver	9.71%	SOFR	475	7/14/2027	USD	1,816,524	999,088	995,083	[1,4,5,6,7]
United Digestive MSO Parent, LLC	Delayed Draw	1.00%			3/30/2029	USD	6,955,000	(130,958)	(119,689)[1,3,4]
United Digestive MSO Parent, LLC	Delayed Draw	1.00%			3/30/2029	USD	1,278,571	(19,179)	(22,003)[1,3,4,6]
United Digestive MSO Parent, LLC	First Lien Term Loan	11.25%	SOFR	650	3/30/2029	USD	15,498,812	15,118,739	15,232,093	[1,4,5]
United Digestive MSO Parent, LLC	First Lien Term Loan	11.25%	SOFR	650	3/30/2029	USD	4,809,986	4,691,065	4,727,210	[1,4,5,6]
United Digestive MSO Parent, LLC	Revolver	11.70%	SOFR	675	3/30/2029	USD	3,477,500	1,294,193	1,331,154	[1,4,5,7]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
United Digestive MSO Parent, LLC	Revolver	11.70%	SOFR	675	3/30/2029	USD	639,286	$236,536	$244,713	[1,4,5,6,7]
United Musculoskeletal Partners Acquisition Holdings, LLC	First Lien Term Loan	11.04%	SOFR	575	7/15/2028	USD	8,275,862	8,193,517	8,236,921	[1,4,5]
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	12.00%	PRIME	400	7/15/2028	USD	1,724,138	212,644	221,772	[1,4,5,7]
Universal Marine Medical Supply International, LLC	Delayed Draw	1.00%			3/7/2029	USD	2,347,000	(24,930)	(12,122)[1,3,4]
Universal Marine Medical Supply International, LLC	First Lien Term Loan	11.45%	SOFR	650	3/7/2029	USD	7,278,000	7,127,964	7,135,430	[1,4,5]
Universal Marine Medical Supply International, LLC	Revolver	11.78%	SOFR	650	3/7/2029	USD	625,000	174,905	174,163	[1,4,5,7]
Urology Management Holdings, Inc.	Delayed Draw	11.55%	SOFR	604	6/15/2026	USD	14,567,259	14,395,416	14,353,000	[1,4,5]
Urology Management Holdings, Inc.	Delayed Draw	11.76%	SOFR	625	6/15/2026	USD	3,257,193	3,070,458	3,209,286	[1,4,5]
Urology Management Holdings, Inc.	First Lien Term Loan	11.55%	SOFR	604	6/15/2026	USD	4,973,019	4,925,588	4,899,874	[1,4,5]
Urology Management Holdings, Inc.	First Lien Term Loan	11.76%	SOFR	625	6/15/2026	USD	6,435,333	6,267,946	6,340,680	[1,4,5]
Urology Management Holdings, Inc.	Revolver	0.50%			6/15/2026	USD	1,190,476	(17,857)	(17,510)[1,3,4,6]
USHV Management, LLC	Delayed Draw	12.10%	SOFR	675	12/23/2027	USD	3,873,639	3,753,618	3,803,102	[1,4,5]
USHV Management, LLC	First Lien Term Loan	11.35%	SOFR	600	12/23/2027	USD	1,064,642	1,041,992	1,034,073	[1,4,5,6]
USHV Management, LLC	First Lien Term Loan	12.10%	SOFR	675	12/23/2027	USD	7,686,486	7,512,807	7,465,789	[1,4,5]
USHV Management, LLC	Revolver	11.73%	SOFR	638	12/23/2027	USD	356,664	96,677	100,505	[1,4,5,6,7]
Vardiman Black Holdings, LLC	Delayed Draw	5.00%, 6.94% PIK			3/18/2027	USD	558,711	545,931	542,110	[1,4,5,8]
Vardiman Black Holdings, LLC	First Lien Term Loan	5.00%, 6.94% PIK			3/18/2027	USD	34,144,054	34,144,054	34,144,054	[1,4,5,8]
Vardiman Black Holdings, LLC	Delayed Draw	5.00%, 6.94% PIK			3/29/2026	USD	3,640,381	2,832,656	2,807,559	[1,4,5,7,8]
Varsity Rejuvenate, LLC	Delayed Draw	11.08%	SOFR	600	12/29/2025	USD	1,280,000	555,914	544,000	[1,4,5,7]
Varsity Rejuvenate, LLC	First Lien Term Loan	13.50%	PRIME	500	9/1/2028	USD	596,400	583,369	581,490	[1,4,5]
Varsity Rejuvenate, LLC	Revolver	0.50%			9/1/2028	USD	58,200	(1,240)	(1,455)[1,3,4]
Vermont Aus Pty Ltd.	First Lien Term Loan	10.23%	BBSY	575	3/23/2028	AUD	10,672,328	7,773,955	7,378,035	[1,2,4,5]
Vermont Aus Pty Ltd.	First Lien Term Loan	10.23%	BBSY	575	3/23/2028	USD	7,816,334	7,686,112	7,816,334	[1,4,5]
VetCor Acquisition	Delayed Draw	11.06%	SOFR	600	8/31/2029	USD	60,000,000	37,200,000	37,207,028	[1,4,5,7]
VetCor Professional	First Lien Term Loan	10.81%	SOFR	575	8/31/2029	USD	10,000,000	9,981,459	9,982,890	[1,4,5,6]
VetEvolve Holdings, LLC	Delayed Draw	10.10%	SOFR	525	10/12/2028	USD	23,024,633	5,229,405	5,370,334	[1,4,5,6,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
VetEvolve Holdings, LLC	First Lien Term Loan	10.10%	SOFR	525	10/12/2028	USD	16,884,848	$16,499,782	$16,536,699	[1,4,5,6]
Vital Care Buyer, LLC	First Lien Term Loan	9.85%	SOFR	475	7/30/2031	USD	33,003,003	32,676,981	32,689,439	[1,4,5,6]
Vital Care Buyer, LLC	First Lien Term Loan	10.01%	SOFR	475	7/30/2031	USD	6,626,250	6,561,109	6,563,294	[1,4,5]
Vital Care Buyer, LLC	Revolver	0.50%			7/30/2031	USD	873,750	(8,528)	(8,302)[1,3,4]
Vital Care Buyer, LLC	Revolver	0.50%			7/30/2031	USD	4,343,385	(42,669)	(41,267)[1,3,4,6]
VPP Intermediate Holdings, LLC	Delayed Draw	1.00%			12/1/2027	USD	327,785	(5,612)	—	[1,3,4,6]
VPP Intermediate Holdings, LLC	Delayed Draw	10.54%	SOFR	550	12/1/2027	USD	4,473,691	2,820,370	2,959,156	[1,4,5,6,7]
WCAS XIII Primary Care Investors, L.P. I, II and III	First Lien Term Loan	10.85%	SOFR	625	12/31/2029	USD	7,500,000	7,355,125	7,350,000	[1,4,5]
WCAS XIII Primary Care Investors, L.P. I, II and III	First Lien Term Loan	10.94%	SOFR	625	12/31/2029	USD	17,000,000	16,660,889	16,660,000	[1,4,5]
WCAS XIII Primary Care Investors, L.P. I, II and III	First Lien Term Loan	10.94%	SOFR	625	12/31/2032	USD	175,000	171,505	171,500	[1,4,5]
WCI-BXC Purchaser, LLC	Revolver	0.50%			11/6/2029	USD	89,381	(1,906)	(1,703)[1,3,4,6]
WCI-BXC Purchaser, LLC	First Lien Term Loan	11.48%	SOFR	625	11/6/2030	USD	2,037,482	1,990,872	1,998,473	[1,4,5,6]
Web PT, Inc.	First Lien Term Loan	11.91%	SOFR	675	1/18/2028	USD	9,000,000	8,901,000	8,957,652	[1,4,5]
Web PT, Inc.	Revolver	11.91%	SOFR	675	1/18/2028	USD	1,312,500	267,857	261,681	[1,4,5,7]
Western Veterinary Partners, LLC	Delayed Draw	1.00%			10/29/2027	USD	25,121,604	(383,167)	(384,506)[1,3,4]
Western Veterinary Partners, LLC	First Lien Term Loan	9.64%	SOFR	500	10/29/2027	USD	2,123,868	2,094,845	2,094,759	[1,4,5]
Western Veterinary Partners, LLC	First Lien Term Loan	9.64%	SOFR	500	10/29/2027	USD	6,250,000	6,156,528	6,156,250	[1,4,5,6]
Xeris Pharmaceuticals, Inc.	Delayed Draw	11.55%	SOFR	695	3/5/2029	USD	8,333,333	8,000,000	8,194,093	[1,4,5,6]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	11.55%	SOFR	695	3/5/2029	USD	16,666,667	16,143,310	16,388,185	[1,4,5,6]
Xifin, Inc.	Revolver	11.50%	SOFR	675	2/6/2026	USD	2,165,167	2,122,333	2,057,517	[1,4,5,6]
Zavation Medical Products, LLC	First Lien Term Loan	10.20%	SOFR	550	6/30/2028	USD	12,583,784	12,426,486	12,460,091	[1,4,5]
Zavation Medical Products, LLC	First Lien Term Loan	10.53%	SOFR	525	6/30/2028	USD	1,774,497	1,757,447	1,757,054	[1,4,5]
Zavation Medical Products, LLC	Revolver	10.29%	SOFR	650	6/30/2028	USD	2,027,027	451,014	436,156	[1,4,5,7]
								2,962,629,894	2,924,021,543
Industrials — 11.5%
Accurus Aerospace Corporation	First Lien Term Loan	10.33%	SOFR	525	4/5/2028	USD	9,800,000	9,706,646	9,597,041	[1,4,5]
Aero Operating LLC	Incremental Term Loan	14.48%	SOFR	900	2/7/2026	USD	14,983,692	14,892,584	14,088,842	[1,4,5]
AFC-DELL Holding Corp.	Delayed Draw	10.35%	SOFR	550	4/9/2027	USD	2,679,516	6,630	—	[1,4,5,7]
AFC-DELL Holding Corp.	First Lien Term Loan	10.35%	SOFR	550	4/9/2027	USD	1,004,818	994,389	989,746	[1,4,5]
AG-Twin Brook Aerospace	First Lien Term Loan	9.50%	SOFR	475	1/6/2025	USD	6,925,000	6,919,899	6,893,455	[1,4,5,6]
AI Fire Buyer, Inc.	Delayed Draw	10.89%	SOFR	575	3/22/2027	USD	2,296,245	1,190,019	1,233,458	[1,4,5,6,7]
AI Fire Buyer, Inc.	First Lien Term Loan	10.89%	SOFR	575	3/22/2027	USD	1,143,462	1,123,915	1,143,462	[1,4,5,6]
Air Comm Corporation, LLC	Delayed Draw	9.35%	SOFR	500	7/1/2027	USD	33,291,007	32,713,840	33,140,962	[1,4,5]
Air Comm Corporation, LLC	Delayed Draw	10.60%	SOFR	625	7/1/2027	USD	1,682,809	1,632,325	1,682,809	[1,4,5]
Air Comm Corporation, LLC	First Lien Term Loan	9.35%	SOFR	500	7/1/2027	USD	13,012,195	12,865,766	12,924,936	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Air Comm Corporation, LLC	Revolver	0.50%			7/1/2027	USD	2,439,024	$—	$(16,356)[1,3,4]
Air Comm Corporation, LLC	Revolver	10.57%	SOFR	500	7/1/2027	USD	1,184,211	1,538	(6,321)[1,4,5,7]
AirX Climate Solutions, Inc.	Delayed Draw	1.00%			11/7/2029	USD	12,374,161	(181,462)	(181,751)[1,3,4]
AirX Climate Solutions, Inc.	Delayed Draw	1.00%			11/7/2029	USD	1,020,827	(14,970)	(14,993)[1,3,4,6]
AirX Climate Solutions, Inc.	First Lien Term Loan	10.25%	SOFR	500	11/7/2029	USD	11,367,450	11,202,692	11,200,485	[1,4,5]
AirX Climate Solutions, Inc.	First Lien Term Loan	11.06%	SOFR	575	11/7/2029	USD	937,777	924,175	924,003	[1,4,5,6]
AirX Climate Solutions, Inc.	First Lien Term Loan	11.03%	SOFR	575	11/7/2029	USD	4,016,885	3,917,143	4,016,885	[1,4,5,6]
AirX Climate Solutions, Inc.	Revolver	0.50%			11/7/2029	USD	121,480	(1,740)	(1,784)[1,3,4,6]
AirX Climate Solutions, Inc.	Revolver	10.86%	SOFR	575	11/7/2029	USD	1,258,390	209,613	209,226	[1,4,5,7]
AirX Climate Solutions, Inc.	Revolver	10.86%	SOFR	575	11/7/2029	USD	393,365	78,250	81,738	[1,4,5,6,7]
Alpha US Buyer, LLC	Delayed Draw	10.95%	SOFR	600	4/4/2030	USD	6,280,727	2,167,604	2,162,810	[1,4,5,7]
Alpha US Buyer, LLC	First Lien Term Loan	10.95%	SOFR	600	4/4/2030	USD	11,041,615	10,833,606	10,821,529	[1,4,5]
Alpha US Buyer, LLC	Revolver	10.95%	SOFR	600	4/4/2030	USD	2,181,818	177,988	174,693	[1,4,5,7]
Alphacoin LLC	Delayed Draw	1.00%			7/29/2030	USD	396,000	(7,809)	(7,920)[1,3,4]
Alphacoin LLC	First Lien Term Loan	10.51%	SOFR	525	7/29/2030	USD	2,640,000	2,588,272	2,587,200	[1,4,5]
Alphacoin LLC	Revolver	10.60%	SOFR	525	7/29/2030	USD	589,000	47,444	47,120	[1,4,5,7]
Andronaco Acquisition, LLC	First Lien Term Loan	10.50%	SOFR	575	12/30/2026	USD	2,612,900	2,577,858	2,560,642	[1,4,5]
Apex Service Partners, LLC	Revolver	11.56%	SOFR	650	10/24/2029	USD	1,511,233	696,070	725,392	[1,4,5,7]
Apex Service Partners, LLC	Revolver	11.56%	SOFR	650	10/24/2029	USD	1,282,504	743,852	743,852	[1,4,5,6,7]
Apex Service Partners, LLC	Revolver	11.83%	SOFR	650	10/24/2029	USD	1,923,760	886,078	923,405	[1,4,5,7]
Apex Service Partners, LLC	Revolver	11.83%	SOFR	650	10/24/2029	USD	3,242,568	1,502,288	1,556,909	[1,4,5,6,7]
Apex Service Partners, LLC	Delayed Draw	10.06%, 2.00% PIK	SOFR	500	10/24/2030	USD	5,513,191	5,393,950	5,502,651	[1,4,5,6,7,8]
Apex Service Partners, LLC	Delayed Draw	10.34%, 2.00% PIK	SOFR	500	10/24/2030	USD	10,364,714	10,056,413	10,313,878	[1,4,5,7,8]
Apex Service Partners, LLC	Delayed Draw	10.34%, 2.00% PIK	SOFR	500	10/24/2030	USD	8,134,720	7,706,797	7,852,458	[1,3,4,5,6,7,8]
Apex Service Partners, LLC	First Lien Term Loan	12.06%	SOFR	700	10/24/2030	USD	15,014,447	14,840,704	14,826,766	[1,4,5,6]
Apex Service Partners, LLC	First Lien Term Loan	10.06%, 2.00% PIK	SOFR	500	10/24/2030	USD	41,873,834	40,780,305	41,245,092	[1,4,5,7,8]
Apex Service Partners, LLC	First Lien Term Loan	10.06%, 2.00% PIK	SOFR	500	10/24/2030	USD	26,400,995	25,804,063	26,070,982	[1,4,5,6,8]
Apex Service Partners, LLC	Delayed Draw	1.00%			9/24/2031	USD	5,327,470	(53,204)	(53,275)[1,3,4,6]
Apex Service Partners, LLC	Delayed Draw	9.86%	SOFR	500	9/24/2031	USD	665,934	659,287	659,274	[1,4,5,6]
Ardurra Group LLC	Revolver	0.50%			2/1/2029	USD	1,810,345	(58,836)	—	[1,3,4]
Ardurra Group LLC	Delayed Draw	10.50%	SOFR	525	2/1/2030	USD	4,512,599	4,366,250	4,512,599	[1,4,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Armada Parent, Inc.	Delayed Draw	10.91%	SOFR	575	10/29/2027	USD	982,500	$982,500	$966,968	[1,4,5,6]
Armada Parent, Inc.	First Lien Term Loan	10.91%	SOFR	575	10/29/2027	USD	19,500,000	19,264,574	19,191,732	[1,4,5,6]
Armada Parent, Inc.	Revolver	11.11%	LIBOR	575	10/29/2027	USD	2,400,000	16,565	(21,274)[1,4,5,6,7]
Arrowhead Holdco Company	First Lien Term Loan	6.47%, 2.75% PIK	EURIBOR	300	8/31/2028	EUR	14,850,000	14,594,897	13,558,110	[1,2,4,5,8]
Arrowhead Holdco Company	First Lien Term Loan	7.56%, 2.75% PIK	SOFR	250	8/31/2028	USD	4,968,491	4,919,493	4,125,069	[1,4,5,6,8]
ASP Unifrax Holdings, Inc.	First Lien Term Loan	9.23%	SOFR	375	12/14/2025	USD	73,255,813	72,083,880	72,531,679	[1,5]
ATI Restoration, LLC	Delayed Draw	10.71%	SOFR	550	7/31/2026	USD	8,370,043	2,149,694	2,266,786	[1,4,5,6,7]
ATI Restoration, LLC	Revolver	10.99%	SOFR	550	7/31/2026	USD	627,906	457,515	468,836	[1,4,5,6,7]
AWT Merger Sub, Inc.	Delayed Draw	10.06%	SOFR	575	12/17/2027	USD	4,814,425	4,736,466	4,731,769	[1,4,5]
AWT Merger Sub, Inc.	First Lien Term Loan	10.06%	SOFR	575	12/17/2027	USD	6,910,732	6,789,193	6,792,086	[1,4,5]
AWT Merger Sub, Inc.	Revolver	0.50%			12/17/2027	USD	1,071,429	—	(18,395)[1,3,4]
Beacon Mobility Corp.	Delayed Draw	11.48%	SOFR	625	12/31/2025	USD	20,438,276	19,907,104	19,687,888	[1,4,5]
Beacon Mobility Corp.	First Lien Term Loan	11.28%	SOFR	625	12/31/2025	USD	2,039,718	2,026,716	1,964,830	[1,4,5]
Beacon Mobility Corp.	Revolver	13.75%	PRIME	525	12/31/2025	USD	1,000,000	658,894	622,179	[1,4,5,7]
Blackbird Purchaser, Inc.	Revolver	10.10%	SOFR	550	12/19/2029	USD	5,526,419	731,832	828,963	[1,4,5,6,7]
Blackbird Purchaser, Inc.	Delayed Draw	10.10%	SOFR	550	12/19/2030	USD	6,797,676	1,906,132	2,034,540	[1,4,5,6,7]
Blackbird Purchaser, Inc.	First Lien Term Loan	10.10%	SOFR	550	12/19/2030	USD	37,298,503	36,607,114	37,298,503	[1,4,5,6]
BlackHawk Industrial Distribution, Inc.	Delayed Draw	10.25%	SOFR	550	9/17/2026	USD	1,168,423	202,185	210,410	[1,4,5,6,7]
BlackHawk Industrial Distribution, Inc.	First Lien Term Loan	10.25%	SOFR	550	9/17/2026	USD	1,023,071	1,007,526	1,012,841	[1,4,5,6]
BlackHawk Industrial Distribution, Inc.	Revolver	11.04%	SOFR	640	9/17/2026	USD	192,017	39,658	41,284	[1,4,5,6,7]
BlueHalo Global Holdings, LLC	First Lien Term Loan	10.60%	SOFR	600	10/31/2025	USD	17,661,616	17,601,582	17,468,978	[1,4,5]
BlueHalo Global Holdings, LLC	Revolver	10.99%	SOFR	600	10/31/2025	USD	1,285,714	1,008,403	994,380	[1,4,5,7]
BlueHalo Global Holdings, LLC	First Lien Term Loan	10.60%	SOFR	600	10/30/2026	USD	1,987,991	1,963,828	1,966,307	[1,4,5]
BP Purchaser, LLC	First Lien Term Loan	10.69%	SOFR	550	12/10/2028	USD	12,781,741	12,604,074	11,983,873	[1,4,5]
BPCP NSA Intermedco, Inc.	Delayed Draw	9.60%	SOFR	475	5/17/2030	USD	6,117,209	813,329	786,983	[1,4,5,7]
BPCP NSA Intermedco, Inc.	First Lien Term Loan	9.60%	SOFR	475	5/17/2030	USD	17,523,094	17,249,216	17,148,990	[1,4,5]
BPCP NSA Intermedco, Inc.	Revolver	9.99%	SOFR	500	5/17/2030	USD	2,816,811	192,305	179,293	[1,4,5,7]
BradyIFS Holdings, LLC	Delayed Draw	11.25%	SOFR	600	10/31/2029	USD	2,249,980	1,565,503	1,590,425	[1,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
BradyIFS Holdings, LLC	Delayed Draw	11.25%	SOFR	600	10/31/2029	USD	1,185,092	$815,693	$829,494	[1,4,5,6,7]
BradyIFS Holdings, LLC	First Lien Term Loan	11.25%	SOFR	600	10/31/2029	USD	20,352,167	19,987,806	20,204,767	[1,4,5,6]
BradyIFS Holdings, LLC	First Lien Term Loan	11.25%	SOFR	600	10/31/2029	USD	11,027,674	10,820,229	10,947,807	[1,4,5,6]
BradyIFS Holdings, LLC	Revolver	0.50%			10/31/2029	USD	1,094,621	(18,813)	(7,928)[1,3,4,6]
BradyIFS Holdings, LLC	Revolver	0.50%			10/31/2029	USD	934,153	(17,166)	(6,766)[1,3,4,6]
British Engineering Services Holdco Limited	First Lien Term Loan	12.23%	SONIA	703	12/2/2027	GBP	403,699	539,560	539,704	[1,2,4,5]
British Engineering Services Holdco Limited	Revolver	12.23%	SONIA	703	12/2/2027	GBP	968,876	1,294,946	1,295,289	[1,2,4,5]
Caldwell & Gregory LLC	Delayed Draw	1.00%			9/30/2030	USD	4,500,000	(67,485)	(67,500)[1,3,4]
Caldwell & Gregory LLC	First Lien Term Loan	9.60%	SOFR	500	9/30/2030	USD	22,500,000	22,162,612	22,162,500	[1,4,5]
Caldwell & Gregory LLC	Revolver	0.50%			9/30/2030	USD	3,000,000	(44,980)	(45,000)[1,3,4]
CC WDW Borrower, Inc.	Delayed Draw	1.00%			1/27/2028	USD	1,631,196	(41,901)	(25,953)[1,3,4]
Charter Industries	First Lien Term Loan	10.20%	SOFR	525	11/30/2026	USD	4,264,313	4,235,426	4,227,000	[1,4,5]
Charter Industries	Revolver	0.50%			11/30/2026	USD	539,250	(3,506)	(4,718)[1,3,4]
Clarience Technologies LLC	Delayed Draw	1.00%			12/13/2026	USD	1,837,190	(17,281)	(27,558)[1,3,4,6]
Clarience Technologies LLC	First Lien Term Loan	10.86%	SOFR	575	12/13/2026	USD	16,951,528	16,799,556	16,697,255	[1,4,5,6]
Clarience Technologies LLC	Revolver	10.85%	SOFR	575	12/13/2026	USD	1,837,190	112,607	113,293	[1,4,5,6,7]
Climate Pros, LLC	Delayed Draw	10.95%	SOFR	600	1/24/2026	USD	49,923,959	32,707,600	33,340,626	[1,4,5,7]
CMG HoldCo, LLC	Delayed Draw	10.35%	SOFR	475	5/19/2028	USD	6,885,650	1,699,222	1,854,321	[1,4,5,6,7]
Cobham Holdings, Inc.	Revolver	0.50%			1/9/2028	USD	2,343,750	(70,312)	(36,131)[1,3,4]
Cobham Holdings, Inc.	First Lien Term Loan	10.10%	SOFR	500	1/9/2030	USD	22,373,047	21,821,368	22,028,147	[1,4,5]
Comar Holding Company, LLC	Delayed Draw	6.48%, 4.75% PIK	SOFR	200	9/17/2026	USD	801,061	793,437	733,188	[1,4,5,8]
Comar Holding Company, LLC	First Lien Term Loan	6.48%, 4.75% PIK	SOFR	200	9/17/2026	USD	5,092,451	5,072,407	4,660,973	[1,4,5,8]
Concert Bidco Limited	First Lien Term Loan	1.00%			11/30/2027	GBP	4,528,275	(569,879)	(246,848)[1,2,3,4]
Consor Intermediate II, LLC	Delayed Draw	1.00%			5/10/2031	USD	19,647,887	(191,177)	—	[1,3,4]
Consor Intermediate II, LLC	First Lien Term Loan	9.35%	SOFR	475	5/10/2031	USD	12,781,690	12,658,859	12,781,690	[1,4,5]
Consor Intermediate II, LLC	Revolver	0.50%			5/10/2031	USD	5,239,437	(49,527)	—	[1,3,4]
Continental Acquisition Holdings, Inc.	Delayed Draw	7.67%, 4.08% PIK	SOFR	293	1/20/2027	USD	2,714,388	2,661,867	2,367,918	[1,4,5,8]
Continental Acquisition Holdings, Inc.	First Lien Term Loan	7.67%, 4.08% PIK	SOFR	293	1/20/2027	USD	7,360,972	7,291,613	6,421,405	[1,4,5,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
CSAFE Acquisition Company, Inc.	Delayed Draw	10.34%	SOFR	575	3/8/2029	USD	291,213	$288,383	$289,209	[1,4,5,6]
CSAFE Acquisition Company, Inc.	Delayed Draw	11.00%	SOFR	575	3/8/2029	USD	246,411	243,982	244,715	[1,4,5,6]
CSAFE Acquisition Company, Inc.	First Lien Term Loan	11.08%	SOFR	575	3/8/2030	GBP	14,480,833	15,099,013	15,078,174	[1,2,4,5,6]
CSAFE Acquisition Company, Inc.	Revolver	11.08%	SOFR	575	3/8/2030	USD	1,316,285	1,026,702	1,026,702	[1,4,5,6,7]
Cube Industrials Buyer, Inc.	Revolver	0.50%			10/18/2029	USD	931,034	(23,276)	—	[1,3,4,6]
Cube Industrials Buyer, Inc.	First Lien Term Loan	11.25%	SOFR	600	10/18/2030	USD	5,941,813	5,806,760	5,941,813	[1,4,5,6]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	9.00%	SOFR	425	3/25/2028	USD	21,340,000	21,228,468	19,516,497	[1,5]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	9.38%	SOFR	463	3/25/2028	USD	2,546,351	2,485,633	2,328,766	[1,5]
Diverzify Intermediate LLC	Delayed Draw	1.00%			5/11/2027	USD	17,142,857	(289,745)	(341,699)[1,3,4]
Diverzify Intermediate LLC	First Lien Term Loan	11.07%	SOFR	575	5/11/2027	USD	32,857,143	32,287,383	32,202,220	[1,4,5]
DTI Holdco, Inc.	Revolver	0.50%			4/26/2027	USD	874,917	—	—	[1,3,4,6]
Duraserv LLC	Revolver	0.50%			6/10/2030	USD	175,031	(1,662)	(1,699)[1,3,4,6]
Duraserv LLC	Delayed Draw	10.08%	SOFR	475	6/10/2031	USD	169,477	10,093	10,105	[1,4,5,6,7]
Duraserv LLC	First Lien Term Loan	10.08%	SOFR	475	6/10/2031	USD	457,588	453,151	453,146	[1,4,5,6]
Easy Ice, LLC	Delayed Draw	10.65%, 0.50% PIK	SOFR	525	12/31/2025	USD	7,207,810	7,114,204	7,205,284	[1,4,5,7,8]
Easy Ice, LLC	First Lien Term Loan	10.65%, 0.50% PIK	SOFR	525	12/31/2025	USD	11,006,997	10,954,545	11,006,997	[1,4,5,8]
Easy Ice, LLC	Delayed Draw	10.00%, 0.50% PIK	SOFR	525	5/10/2030	USD	271,838	266,518	271,748	[1,4,5,7,8]
Easy Ice, LLC	First Lien Term Loan	10.65%, 0.50% PIK	SOFR	525	5/10/2030	USD	380,289	373,038	380,289	[1,4,5,8]
Easy Ice, LLC	Delayed Draw	10.00%, 0.50% PIK	SOFR	525	6/21/2030	USD	978,907	572,955	592,014	[1,4,5,8]
Echo Global Logistics, Inc.	Second Lien Term Loan	11.95%	SOFR	710	11/23/2029	USD	8,000,000	7,888,000	7,708,539	[1,4,5]
Energy Acquisition LP	Delayed Draw	1.00%			5/10/2029	USD	2,548,000	(48,975)	(24,068)[1,3,4]
Energy Acquisition LP	First Lien Term Loan	11.28%	SOFR	650	5/10/2029	USD	23,700,000	23,253,180	23,476,135	[1,4,5]
EShipping LLC	First Lien Term Loan	9.96%	SOFR	500	11/5/2027	USD	3,490,773	3,448,158	3,490,773	[1,4,5]
Excelitas Technologies Corp.	Delayed Draw	1.00%			8/12/2029	USD	3,087,757	(28,199)	46,317	[1,3,4,6]
Excelitas Technologies Corp.	First Lien Term Loan	9.85%	SOFR	525	8/12/2029	USD	2,159,553	2,180,066	2,191,946	[1,4,5]
Excelitas Technologies Corp.	First Lien Term Loan	10.58%	SOFR	525	8/12/2029	USD	1,142,453	1,142,453	1,159,590	[1,4,5,6]
Faraday Buyer, LLC	Delayed Draw	1.00%			10/11/2028	USD	1,699,104	(31,029)	—	[1,3,4,6]
Faraday Buyer, LLC	First Lien Term Loan	11.33%	SOFR	600	10/11/2028	USD	2,602,630	2,557,773	2,602,630	[1,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Flint OpCo, LLC	Delayed Draw	10.31%	SOFR	525	5/15/2030	USD	1,488,973	$154,278	$160,462	[1,4,5,6,7]
Flint OpCo, LLC	Revolver	0.50%			8/15/2029	USD	1,000	(25)	—	[1,3,4,6]
Flint OpCo, LLC	Delayed Draw	10.20%	SOFR	525	8/15/2030	USD	6,315,152	3,358,051	3,454,314	[1,4,5,6,7]
Flint OpCo, LLC	Delayed Draw	10.31%	SOFR	525	8/15/2030	USD	363,647	360,106	361,622	[1,4,5,6]
Flint OpCo, LLC	First Lien Term Loan	9.85%	SOFR	525	8/15/2030	USD	8,243,657	8,059,840	8,243,657	[1,4,5,6]
Flint OpCo, LLC	Revolver	0.50%			8/15/2030	USD	1,026,252	(25,656)	—	[1,3,4,6]
Flow Control Solutions, Inc.	First Lien Term Loan	9.60%	SOFR	500	3/31/2028	USD	1,253,375	1,220,566	1,243,773	[1,4,5,6]
Flow Control Solutions, Inc.	Revolver	0.50%			3/31/2028	USD	420,949	—	(3,225)[1,3,4,6]
Flow Control Solutions, Inc.	Delayed Draw	9.60%	SOFR	500	3/31/2029	USD	1,515,205	10,149	20,861	[1,4,5,6,7]
Flow Control Solutions, Inc.	Revolver	0.50%			3/31/2029	USD	806,287	(11,583)	(6,177)[1,3,4,6]
FLS Holding, Inc.	Revolver	10.36%	SOFR	525	12/17/2027	USD	2,000,000	959,995	851,748	[1,4,5,7]
FLS Holding, Inc.	Delayed Draw	10.27%	SOFR	525	12/17/2028	USD	4,925,000	4,826,500	4,559,930	[1,4,5]
FLS Holding, Inc.	First Lien Term Loan	10.31%	SOFR	525	12/17/2028	USD	22,655,000	22,341,001	20,975,678	[1,4,5]
Fortis Solutions Group, LLC	Revolver	10.20%	SOFR	550	10/15/2027	USD	2,787,567	672,205	720,646	[1,4,5,7]
Fortis Solutions Group, LLC	Delayed Draw	10.20%	SOFR	550	10/15/2028	USD	16,990,795	1,999,708	2,165,737	[1,4,5,7]
Fortis Solutions Group, LLC	First Lien Term Loan	10.20%	SOFR	550	10/15/2028	USD	18,349,550	18,072,365	18,200,092	[1,4,5]
Generator Buyer, Inc.	Delayed Draw	9.39%	CDOR	509	7/22/2030	CAD	224,146	13,862	16,857	[1,2,4,5,6,7]
Generator Buyer, Inc.	First Lien Term Loan	9.46%	CDOR	525	7/22/2030	CAD	784,509	559,580	569,991	[1,2,4,5,6]
Generator Buyer, Inc.	Revolver	0.50%			7/22/2030	CAD	114,001	(2,925)	(1,461)[1,2,3,4,6]
Global Critical Logistics LLC	Delayed Draw	12.50%	PRIME	400	7/31/2026	USD	25,000,000	15,189,846	15,307,344	[1,4,5,7]
Global Critical Logistics LLC	First Lien Term Loan	10.39%	SOFR	500	7/31/2026	USD	49,875,000	49,304,766	49,490,651	[1,4,5]
GMES Intermediate Holdings, LLC	Delayed Draw	10.95%	SOFR	625	7/6/2029	USD	6,133,429	2,602,711	2,761,926	[1,4,5,7]
GMES Intermediate Holdings, LLC	First Lien Term Loan	10.95%	SOFR	625	7/6/2029	USD	28,095,385	27,556,550	28,092,463	[1,4,5]
GMES Intermediate Holdings, LLC	Revolver	13.25%			7/6/2029	USD	4,102,564	205,128	204,702	[1,4,5,7]
Graffiti Buyer, Inc.	Delayed Draw	10.20%	SOFR	550	4/29/2030	USD	4,203,869	906,100	907,581	[1,4,5,7]
Graffiti Buyer, Inc.	First Lien Term Loan	10.86%	SOFR	550	4/29/2030	USD	4,624,256	4,558,329	4,559,016	[1,4,5]
Graffiti Buyer, Inc.	Delayed Draw	10.20%	SOFR	550	8/10/2027	USD	1,259,531	269,224	271,922	[1,4,5,6,7]
Graffiti Buyer, Inc.	Delayed Draw	10.61%	SOFR	550	8/10/2027	USD	4,993,250	4,920,495	4,922,805	[1,4,5]
Graffiti Buyer, Inc.	First Lien Term Loan	10.20%	SOFR	550	8/10/2027	USD	10,956,544	10,833,283	10,801,968	[1,4,5]
Graffiti Buyer, Inc.	First Lien Term Loan	10.86%	SOFR	550	8/10/2027	USD	1,385,485	1,363,633	1,365,938	[1,4,5,6]
Graffiti Buyer, Inc.	Revolver	10.41%	SOFR	550	8/10/2027	USD	2,522,321	1,258,008	1,225,575	[1,4,5,7]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Ground Penetrating Radar Systems, LLC	Delayed Draw	1.00%			4/2/2031	USD	12,645,349	$(183,302)	$(91,124)[1,3,4]
Ground Penetrating Radar Systems, LLC	Delayed Draw	1.00%			4/2/2031	USD	5,409,562	(78,700)	(38,982)[1,3,4,6]
Ground Penetrating Radar Systems, LLC	First Lien Term Loan	11.07%	SOFR	575	4/2/2031	USD	53,110,465	52,349,597	52,727,747	[1,4,5]
Ground Penetrating Radar Systems, LLC	First Lien Term Loan	11.07%	SOFR	575	4/2/2031	USD	22,720,161	22,393,702	22,556,438	[1,4,5,6]
Ground Penetrating Radar Systems, LLC	Revolver	0.50%			4/2/2031	USD	2,452,335	(34,547)	(17,672)[1,3,4,6]
Ground Penetrating Radar Systems, LLC	Revolver	13.25%	PRIME	475	4/2/2031	USD	6,744,186	917,121	963,029	[1,4,5,7]
Ground Penetrating Radar Systems, LLC	Revolver	13.25%	PRIME	475	4/2/2031	USD	432,765	426,623	429,646	[1,4,5,6]
GS Seer Group Borrower LLC	Revolver	0.50%			4/28/2029	USD	733,945	(21,468)	(8,960)[1,3,4]
GS Seer Group Borrower LLC	Delayed Draw	11.35%	SOFR	675	4/28/2030	USD	2,745,184	1,112,527	1,160,965	[1,4,5,7]
GS Seer Group Borrower LLC	First Lien Term Loan	11.35%	SOFR	675	4/28/2030	USD	6,448,624	6,281,407	6,369,902	[1,4,5]
GSV Purchaser, Inc.	Revolver	0.50%			8/1/2030	USD	497,230	(4,837)	(4,805)[1,3,4,6]
GSV Purchaser, Inc.	Delayed Draw	1.00%			8/1/2031	USD	982,231	(9,708)	(9,492)[1,3,4,6]
GSV Purchaser, Inc.	First Lien Term Loan	10.00%	SOFR	475	8/1/2031	USD	1,571,570	1,556,105	1,556,382	[1,4,5,6]
HCR Commercial Roofing / Highland Acquisition, Inc.	First Lien Term Loan	10.10%	SOFR	525	3/9/2027	USD	994,000	979,485	979,090	[1,4,5]
HCR Commercial Roofing / Highland Acquisition, Inc.	Revolver	10.10%	SOFR	525	3/9/2027	USD	111,000	20,584	20,535	[1,4,5,7]
HeartLand PPC Buyer, LLC	Delayed Draw	9.85%	SOFR	525	12/12/2029	USD	4,636,366	1,096,896	1,173,356	[1,4,5,6,7]
HeartLand PPC Buyer, LLC	First Lien Term Loan	9.85%	SOFR	525	12/12/2029	USD	22,924,334	22,507,282	22,873,795	[1,4,5,6]
HeartLand PPC Buyer, LLC	Revolver	10.10%	SOFR	525	12/12/2029	USD	5,430,794	1,624,225	1,707,778	[1,4,5,6,7]
Helix Acquisition Holdings, Inc.	First Lien Term Loan	11.95%	ARR CSA	700	3/31/2030	USD	17,972,293	17,583,360	18,241,877	[1,4,5]
High Bar Brands Operating, LLC	Delayed Draw	9.60%	SOFR	500	12/19/2029	USD	3,297,402	1,323,056	1,384,909	[1,4,5,6,7]
High Bar Brands Operating, LLC	First Lien Term Loan	9.60%	SOFR	500	12/19/2029	USD	9,542,681	9,369,252	9,542,681	[1,4,5,6]
High Bar Brands Operating, LLC	Revolver	0.50%			12/19/2029	USD	1,508,774	(26,514)	—	[1,3,4,6]
Highground Restoration Group, Inc.	Delayed Draw	10.71%	ARR CSA	575	11/17/2028	USD	14,850,000	14,701,500	14,456,300	[1,4,5]
Highground Restoration Group, Inc.	First Lien Term Loan	10.71%	ARR CSA	575	11/17/2028	USD	47,429,737	46,667,848	45,422,677	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Hills Distribution, Inc.	Delayed Draw	1.00%			11/8/2029	USD	838,165	$(15,548)	$—	[1,3,4,6]
Hills Distribution, Inc.	First Lien Term Loan	11.33%	SOFR	600	11/8/2029	USD	1,417,785	1,392,456	1,417,785	[1,4,5,6]
Hills Distribution, Inc.	Revolver	9.83%	SOFR	450	11/8/2029	USD	1,000	582	600	[1,4,5,6,7]
HP RSS Buyer, Inc.	Delayed Draw	9.60%	SOFR	500	12/11/2029	USD	10,795,909	9,707,829	9,896,031	[1,4,5,6,7]
HP RSS Buyer, Inc.	First Lien Term Loan	9.60%	SOFR	500	12/11/2029	USD	11,430,718	11,223,832	11,430,718	[1,4,5,6]
HPS Industrials	First Lien Term Loan	10.12%	SOFR	525	7/26/2027	USD	9,610,662	9,575,991	9,422,407	[1,4,5,6]
Hydraulic Technologies USA LLC	Revolver	0.50%			6/3/2030	USD	3,148,500	(60,088)	(62,970)[1,3,4,6]
Hydraulic Technologies USA LLC	First Lien Term Loan	10.52%	SOFR	550	6/3/2031	USD	20,172,960	19,780,262	19,769,500	[1,4,5,6]
ID Images Acquisition	First Lien Term Loan	10.60%	SOFR	575	7/30/2026	USD	14,190,472	14,012,185	14,321,024	[1,4,5]
Infogain Corporation	First Lien Term Loan	10.70%	SOFR	575	7/30/2028	USD	19,600,000	19,317,602	19,600,000	[1,4,5]
Jade Bidco Limited	First Lien Term Loan	9.00%	EURIBOR	525	2/16/2029	EUR	2,750,000	2,983,185	3,060,997	[1,2,4,5]
Jade Bidco Limited	First Lien Term Loan	10.57%	SOFR	525	2/16/2029	USD	20,000,000	19,623,958	20,000,000	[1,4,5]
Jade Bidco Limited	First Lien Term Loan	9.00%	EURIBOR	525	2/21/2029	EUR	538,430	647,351	599,321	[1,2,4,5]
Jade Bidco Limited	First Lien Term Loan	10.57%	SOFR	525	2/21/2029	USD	3,174,112	3,121,342	3,174,112	[1,4,5]
Jet Equipment & Tools	First Lien Term Loan	9.18%	CORRA	525	12/28/2028	CAD	3,200,000	2,315,195	2,361,010	[1,2,4,5]
Keel Platform, LLC	Delayed Draw	10.32%	SOFR	525	1/19/2031	USD	3,421,767	770,027	771,798	[1,4,5,7]
Keel Platform, LLC	First Lien Term Loan	9.85%	SOFR	525	1/19/2031	USD	11,719,860	11,555,647	11,558,384	[1,4,5]
Kings Buyer, LLC	First Lien Term Loan	12.75%	PRIME	660	10/29/2027	USD	5,921,202	5,835,218	5,921,202	[1,4,5,6]
Kings Buyer, LLC	Revolver	12.50%	PRIME	400	10/29/2027	USD	201,719	148,263	151,289	[1,4,5,6,7]
Kittyhawk, Inc.	First Lien Term Loan	9.85%	SOFR	525	4/26/2029	USD	1,994,400	1,957,054	1,954,512	[1,4,5]
Kittyhawk, Inc.	Revolver	0.50%			4/26/2029	USD	466,500	(8,564)	(9,330)[1,3,4]
Kleinfelder Intermediate LLC	Revolver	13.75%	PRIME	525	9/18/2028	USD	1,475,410	383,607	383,607	[1,4,5,7]
Kleinfelder Intermediate LLC	Delayed Draw	1.00%			9/18/2030	USD	2,213,115	(33,197)	—	[1,3,4]
Kleinfelder Intermediate LLC	First Lien Term Loan	11.31%	SOFR	625	9/18/2030	USD	11,226,639	11,073,519	11,226,639	[1,4,5]
KPS Global LLC	First Lien Term Loan	9.60%	SOFR	475	9/30/2030	USD	364,757	357,464	357,462	[1,4,5,6]
KPS Global LLC	Revolver	0.50%			9/30/2030	USD	237,209	(4,742)	(4,744)[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	9.84%	SOFR	525	10/19/2028	USD	1,002,718	984,369	982,873	[1,4,5]
KPSKY Acquisition, Inc.	Delayed Draw	10.72%	SOFR	525	10/19/2028	USD	4,940,641	4,842,229	4,842,861	[1,4,5]
KPSKY Acquisition, Inc.	Delayed Draw	10.90%	SOFR	550	10/19/2028	USD	1,468,976	1,439,643	1,439,904	[1,4,5]
KPSKY Acquisition, Inc.	Delayed Draw	10.91%	SOFR	575	10/19/2028	USD	54,995,050	(346,447)	655,050	[1,4,5,7]
KPSKY Acquisition, Inc.	First Lien Term Loan	9.84%	SOFR	525	10/19/2028	USD	8,750,000	8,589,883	8,576,830	[1,4,5]
KPSKY Acquisition, Inc.	First Lien Term Loan	10.85%	SOFR	525	10/19/2028	USD	12,818,610	12,644,811	12,564,919	[1,4,5]
L & J Holding Company, LLC	Delayed Draw	1.00%			7/29/2030	USD	1,285,000	(25,340)	(25,700)[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
L & J Holding Company, LLC	First Lien Term Loan	10.03%	SOFR	475	7/29/2030	USD	1,542,000	$1,511,797	$1,511,160	[1,4,5]
L & J Holding Company, LLC	Revolver	0.50%			7/29/2030	USD	288,000	(5,597)	(5,760)[1,3,4]
LandCare Holdings, Inc.	First Lien Term Loan	10.12%	SOFR	525	7/26/2027	USD	2,471,811	2,427,937	2,423,393	[1,4,5]
Lav Gear Holdings, Inc.	Delayed Draw	11.64%	SOFR	625	10/31/2025	USD	14,812,500	14,331,094	14,812,500	[1,4,5]
Lav Gear Holdings, Inc.	Delayed Draw	11.72%	SOFR	625	10/31/2025	USD	6,912,500	6,687,866	6,912,500	[1,4,5]
Lav Gear Holdings, Inc.	First Lien Term Loan	11.64%	SOFR	625	10/31/2025	USD	5,294,181	5,195,143	5,294,181	[1,4,5]
Lav Gear Holdings, Inc.	First Lien Term Loan	11.72%	SOFR	625	10/31/2025	USD	230,925	230,253	230,925	[1,4,5]
Lehman Pipe Buyer, LLC	First Lien Term Loan	10.25%	SOFR	500	8/30/2030	USD	3,876,600	3,799,851	3,799,068	[1,4,5]
Lehman Pipe Buyer, LLC	Revolver	0.50%			8/30/2030	USD	693,750	(13,694)	(13,875)[1,3,4]
Lereta, LLC	First Lien Term Loan	10.21%	SOFR	525	7/30/2028	USD	17,991,250	17,811,338	14,662,869	[1,5]
Liberty Purchaser, LLC	Revolver	11.97%	SOFR	650	11/22/2028	USD	133,183	12,786	10,122	[1,4,5,7]
Liberty Purchaser, LLC	Delayed Draw	11.86%	SOFR	650	11/22/2029	USD	1,404	1,404	1,375	[1,4,5]
Liberty Purchaser, LLC	First Lien Term Loan	11.41%	SOFR	650	11/22/2029	USD	5,691	5,553	5,577	[1,4,5]
Lightbeam Bidco, Inc.	Revolver	0.50%			5/4/2029	USD	934,761	(4,674)	(9,074)[1,3,4,6]
Lightbeam Bidco, Inc.	Delayed Draw	9.60%	SOFR	500	5/4/2030	USD	8,279,743	4,049,416	4,063,889	[1,4,5,6,7]
Lightbeam Bidco, Inc.	First Lien Term Loan	9.60%	SOFR	500	5/4/2030	USD	9,138,756	8,952,999	9,050,047	[1,4,5,6]
LJ Avalon Holdings, LLC	Revolver	0.50%			2/1/2029	USD	1,034,483	(24,394)	—	[1,3,4]
LJ Avalon Holdings, LLC	Delayed Draw	1.00%			2/1/2030	USD	3,017,241	(29,454)	—	[1,3,4]
LJ Avalon Holdings, LLC	Delayed Draw	10.31%	SOFR	525	2/1/2030	USD	2,583,681	2,519,743	2,583,681	[1,4,5]
LJ Avalon Holdings, LLC	First Lien Term Loan	10.48%	SOFR	525	2/1/2030	USD	11,024,246	10,722,028	11,024,246	[1,4,5]
MAG DS Corp.	First Lien Term Loan	10.20%	SOFR	550	4/1/2027	USD	8,220,604	8,021,229	8,028,571	[1,5,9]
Magneto Components Buyco, LLC	Revolver	0.50%			12/5/2029	USD	3,030,303	(65,822)	(20,321)[1,3,4]
Magneto Components Buyco, LLC	Delayed Draw	1.00%			12/5/2030	USD	3,636,364	(85,866)	(24,385)[1,3,4]
Magneto Components Buyco, LLC	First Lien Term Loan	10.60%	SOFR	600	12/5/2030	USD	18,330,934	17,909,197	18,208,008	[1,4,5]
Mandrake BidCo, Inc.	Revolver	0.50%			8/20/2030	USD	724,000	(7,103)	(6,764)[1,3,4]
Mandrake BidCo, Inc.	First Lien Term Loan	9.60%	SOFR	475	8/20/2031	USD	4,526,000	4,481,251	4,483,714	[1,4,5]
Marcone Yellowstone Buyer, Inc.	Delayed Draw	11.73%	ARR CSA	625	6/23/2028	USD	6,896,705	6,822,808	6,657,292	[1,4,5]
Marcone Yellowstone Buyer, Inc.	First Lien Term Loan	11.73%	ARR CSA	625	6/23/2028	USD	21,420,455	21,206,250	20,676,860	[1,4,5]
MEI Buyer, LLC	Delayed Draw	1.00%			6/29/2029	USD	2,079,379	(31,191)	(4,376)[1,3,4,6]
MEI Buyer, LLC	First Lien Term Loan	9.85%	SOFR	500	6/29/2029	USD	14,823,173	14,420,721	14,791,977	[1,4,5,6]
MEI Buyer, LLC	Revolver	0.50%			6/29/2029	USD	2,287,317	—	(4,814)[1,3,4,6]
Modigent, LLC	Revolver	13.50%	PRIME	550	8/23/2027	USD	155,530	127,016	127,839	[1,4,5,6,7]
Modigent, LLC	Delayed Draw	11.82%	SOFR	650	8/23/2028	USD	3,626,889	1,088,075	1,076,116	[1,4,5,6,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Monarch Landscape Holdings, LLC	Delayed Draw	9.60%	SOFR	500	3/31/2028	USD	3,252,271	$3,219,749	$3,237,294	[1,4,5,6]
Monarch Landscape Holdings, LLC	First Lien Term Loan	9.60%	SOFR	500	3/31/2028	USD	4,188,321	4,121,457	4,169,033	[1,4,5,6]
Motion & Control Enterprises LLC	Delayed Draw	11.02%	SOFR	600	6/1/2028	USD	8,181,872	8,011,358	8,057,439	[1,4,5,6]
Motion & Control Enterprises LLC	First Lien Term Loan	11.02%	SOFR	600	6/1/2028	USD	2,689,621	2,632,169	2,648,716	[1,4,5,6]
Motion & Control Enterprises LLC	First Lien Term Loan	11.02%	SOFR	600	6/1/2028	USD	29,775,000	29,153,205	29,322,168	[1,4,5]
Motion & Control Enterprises LLC	Revolver	0.50%			6/1/2028	USD	1,410,566	—	(21,876)[1,3,4,6]
My Buyer, LLC	Delayed Draw	1.00%			1/26/2030	USD	564,000	(10,042)	(11,280)[1,3,4]
My Buyer, LLC	First Lien Term Loan	10.10%	SOFR	550	1/26/2030	USD	1,425,200	1,398,987	1,396,696	[1,4,5]
My Buyer, LLC	Revolver	0.50%			1/26/2030	USD	423,750	(7,533)	(8,475)[1,3,4]
NEFCO Holding Company LLC	Delayed Draw	10.00%	SOFR	575	8/5/2028	USD	3,881	3,862	3,861	[1,4,5]
NEFCO Holding Company LLC	Delayed Draw	10.59%	SOFR	575	8/5/2028	USD	172,987	172,145	172,122	[1,4,5]
NEFCO Holding Company LLC	Delayed Draw	10.90%	SOFR	575	8/5/2028	USD	133,773	133,121	133,104	[1,4,5]
NEFCO Holding Company LLC	Delayed Draw	11.01%	SOFR	575	8/5/2028	USD	126,752	126,135	126,118	[1,4,5]
NEFCO Holding Company LLC	First Lien Term Loan	10.86%	SOFR	575	8/5/2028	USD	676,498	671,558	673,116	[1,4,5]
NEFCO Holding Company LLC	First Lien Term Loan	11.03%	SOFR	575	8/5/2028	USD	897,290	892,921	888,318	[1,4,5]
NEFCO Holding Company LLC	Revolver	12.75%	PRIME	475	8/5/2028	USD	185,444	178,361	178,336	[1,4,5,7]
NFM & J, LP	Delayed Draw	10.59%	SOFR	575	11/30/2027	USD	5,565,478	129,198	89,956	[1,4,5,7]
NFM & J, LP	First Lien Term Loan	10.96%	SOFR	575	11/30/2027	USD	9,963,496	9,881,093	9,794,027	[1,4,5]
NFM & J, LP	Revolver	13.25%	PRIME	475	11/30/2027	USD	2,226,563	613,314	592,988	[1,4,5,7]
Northstar Recycling, Inc.	First Lien Term Loan	9.40%	SOFR	465	10/1/2027	USD	11,055,750	10,584,941	11,055,750	[1,4,5]
Northstar Recycling, Inc.	Revolver	0.50%			10/1/2027	USD	2,000,000	—	—	[1,3,4]
PAG Holding Corporation	Delayed Draw	10.80%	SOFR	550	12/26/2029	USD	6,969,377	6,839,187	6,847,413	[1,4,5]
PAG Holding Corporation	First Lien Term Loan	9.85%	SOFR	525	12/26/2029	USD	21,077,059	20,694,410	20,708,211	[1,4,5]
PAG Holding Corporation	Revolver	10.81%	SOFR	550	12/26/2029	USD	1,900,739	1,095,257	1,095,415	[1,4,5,7]
PAG Holding Corporation	First Lien Term Loan	10.10%	SOFR	525	9/23/2030	USD	14,020,396	13,775,683	13,775,039	[1,4,5]
PAG Holding Corporation	Revolver	0.50%			9/23/2030	USD	1,525,116	(26,593)	(26,690)[1,3,4]
Paint Intermediate III, LLC	Revolver	10.85%	SOFR	550	10/7/2027	USD	1,951,030	1,014,116	1,023,341	[1,4,5,6,7]
Paint Intermediate III, LLC	First Lien Term Loan	10.45%	SOFR	550	12/7/2029	USD	12,795,648	12,563,971	12,703,441	[1,4,5,6]
Panda Acquisition LLC	First Lien Term Loan	12.20%	SOFR	750	10/18/2028	USD	15,400,000	12,999,185	13,549,851	[1,4,5]
PCX Holding Corp.	Delayed Draw	11.00%	SOFR	625	4/22/2027	USD	3,042,188	3,007,200	2,911,501	[1,4,5]
PCX Holding Corp.	Delayed Draw	11.46%	SOFR	625	4/22/2027	USD	3,062,852	2,986,285	2,931,277	[1,4,5]
PCX Holding Corp.	First Lien Term Loan	11.00%	SOFR	625	4/22/2027	USD	6,062,500	6,001,875	5,802,067	[1,4,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
PCX Holding Corp.	Revolver	11.06%	SOFR	625	4/22/2027	USD	625,000	$625,000	$598,151	[1,4,5]
Pele Buyer LLC	First Lien Term Loan	10.81%, 0.50% PIK	SOFR	550	6/18/2026	USD	6,472,643	6,472,553	6,209,104	[1,4,5,8]
Playpower, Inc.	First Lien Term Loan	9.85%	SOFR	525	8/28/2030	USD	21,717,172	21,395,013	21,401,167	[1,4,5]
Playpower, Inc.	Revolver	0.50%			8/28/2030	USD	3,282,828	(48,554)	(47,768)[1,3,4]
Polycorp Ltd.	Delayed Draw	1.00%			1/24/2030	USD	5,340,000	(61,024)	(85,216)[1,3,4]
Polycorp Ltd.	First Lien Term Loan	10.60%	SOFR	575	1/24/2030	USD	6,534,000	6,456,955	6,429,730	[1,4,5]
Polycorp Ltd.	Revolver	10.60%	SOFR	575	1/24/2030	USD	1,337,500	198,664	192,656	[1,4,5,7]
Polyphase Elevator Holding Company	Delayed Draw	5.70%, 5.00% PIK	SOFR	100	6/23/2027	USD	3,376,284	3,356,002	2,887,578	[1,4,5,8]
Polyphase Elevator Holding Company	First Lien Term Loan	5.70%, 5.00% PIK	SOFR	100	6/23/2027	USD	9,885,443	9,792,387	8,454,557	[1,4,5,8]
Power Grid Holdings, Inc.	First Lien Term Loan	10.00%	SOFR	475	11/30/2030	USD	44,218,000	43,619,322	44,218,000	[1,4,5]
Power Grid Holdings, Inc.	Revolver	9.56%	SOFR	475	11/30/2030	USD	7,700,000	153,808	290,000	[1,4,5,7]
Power Grid Holdings, Inc.	First Lien Term Loan	10.00%	SOFR	475	12/2/2030	USD	18,052,970	17,761,457	18,052,970	[1,4,5,6]
Power Grid Holdings, Inc.	Revolver	0.50%			12/2/2030	USD	3,449,535	(61,504)	—	[1,3,4,6]
Pregis TopCo LLC	Second Lien Term Loan	12.70%	SOFR	775	8/1/2029	USD	5,000,000	4,945,595	5,000,000	[1,4,5]
Prime Buyer, LLC	First Lien Term Loan	10.20%	SOFR	525	12/22/2026	USD	22,866,921	22,304,674	22,931,657	[1,4,5]
Prime Buyer, LLC	Revolver	10.20%	SOFR	525	12/22/2026	USD	3,856,132	1,028,302	1,045,654	[1,4,5,7]
Process Insights Acquisition, Inc.	Delayed Draw	1.00%			7/18/2029	USD	1,620,679	(20,258)	(19,785)[1,3,4,6]
Process Insights Acquisition, Inc.	First Lien Term Loan	11.35%	SOFR	625	7/18/2029	USD	9,191,681	8,994,020	9,079,473	[1,4,5,6]
Process Insights Acquisition, Inc.	Revolver	11.35%	SOFR	625	7/18/2029	USD	1,620,679	709,047	722,000	[1,4,5,6,7]
PSC Parent, Inc.	Delayed Draw	1.00%			4/3/2026	USD	702,922	(6,168)	(6,823)[1,3,4,6]
PSC Parent, Inc.	Delayed Draw	10.50%	SOFR	525	4/3/2026	USD	492,045	487,936	487,269	[1,4,5,6]
PSC Parent, Inc.	Revolver	10.42%	SOFR	525	4/3/2030	USD	660,624	368,244	367,940	[1,4,5,6,7]
PSC Parent, Inc.	First Lien Term Loan	10.42%	SOFR	525	4/3/2031	USD	2,952,271	2,924,164	2,923,614	[1,4,5,6]
PT Intermediate Holdings III, LLC	Delayed Draw	9.35%	SOFR	475	10/15/2025	USD	4,869,565	1,122,105	1,127,469	[1,4,5,7]
PT Intermediate Holdings III, LLC	Delayed Draw	7.85%, 1.75% PIK	SOFR	325	10/15/2025	USD	12,838,000	12,709,620	12,825,597	[1,4,5,8]
PT Intermediate Holdings III, LLC	First Lien Term Loan	7.85%, 1.75% PIK	SOFR	325	10/15/2025	USD	3,970,949	3,960,455	3,961,950	[1,4,5,8]
PT Intermediate Holdings III, LLC	Delayed Draw	1.00%			11/1/2028	USD	1,250,250	—	(1,208)[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
PT Intermediate Holdings III, LLC	Delayed Draw	7.85%, 1.75% PIK	SOFR	325	11/1/2028	USD	9,207,533	$9,115,457	$9,198,637	[1,4,5,8]
PT Intermediate Holdings III, LLC	First Lien Term Loan	7.85%, 1.75% PIK	SOFR	325	11/1/2028	USD	25,240,611	25,135,082	25,183,404	[1,4,5,8]
R1 Holdings LLC	Delayed Draw	11.10%	SOFR	625	12/29/2028	USD	3,492,553	1,172,902	1,237,550	[1,4,5,7]
R1 Holdings LLC	First Lien Term Loan	11.10%	SOFR	625	12/29/2028	USD	13,571,111	13,252,353	13,547,980	[1,4,5]
R1 Holdings LLC	Revolver	11.10%	SOFR	625	12/29/2028	USD	2,714,932	143,379	160,531	[1,4,5,7]
Radwell Parent, LLC	Delayed Draw	10.10%	SOFR	550	4/1/2029	USD	7,302,305	5,975,941	5,942,585	[1,4,5,7]
Radwell Parent, LLC	First Lien Term Loan	10.10%	SOFR	550	4/1/2029	USD	53,953,671	53,484,658	52,900,900	[1,4,5]
Radwell Parent, LLC	Revolver	10.10%	SOFR	550	4/1/2029	USD	2,921,300	1,265,897	1,208,895	[1,4,5,7]
RCS Industrials	First Lien Term Loan	10.25%	SOFR	550	1/31/2025	USD	1,357,609	1,347,527	1,351,135	[1,4,5,6]
RCS Industrials	Revolver	0.50%			1/31/2025	USD	285,714	—	(1,362)[1,3,4,6]
Red Fox CD Acquisition Corporation	Delayed Draw	10.60%	SOFR	600	3/4/2030	USD	14,893,617	7,297,552	7,440,614	[1,4,5,6,7]
Renovation Systems, LLC	Delayed Draw	1.00%			1/23/2028	USD	1,501,500	(19,636)	(22,522)[1,3,4]
Renovation Systems, LLC	Delayed Draw	11.65%	SOFR	625	1/23/2028	USD	719,504	708,510	708,712	[1,4,5]
Renovation Systems, LLC	First Lien Term Loan	11.00%	SOFR	625	1/23/2028	USD	4,543,348	4,478,698	4,475,196	[1,4,5]
Renovation Systems, LLC	First Lien Term Loan	11.66%	SOFR	625	1/23/2028	USD	202,912	200,721	199,868	[1,4,5]
Renovation Systems, LLC	Revolver	13.75%	PRIME	525	1/23/2028	USD	240,054	188,380	188,444	[1,4,5,7]
RKD Group, LLC	Delayed Draw	13.50%	SOFR	500	4/10/2026	USD	1,059,651	788,693	784,774	[1,4,5,7]
Rocket Bidco Limited	Delayed Draw	10.26%	SONIA	495	3/9/2029	GBP	13,639,922	17,411,526	18,235,189	[1,2,4,5,6]
RPM Intermediate Holdings, Inc.	Delayed Draw	11.21%	SOFR	625	9/11/2028	USD	2,675,112	1,324,749	1,380,469	[1,4,5,7]
RPM Intermediate Holdings, Inc.	First Lien Term Loan	11.21%	SOFR	625	9/11/2028	USD	9,747,768	9,522,568	9,806,254	[1,4,5]
Safety Products Holdings, LLC	First Lien Term Loan	10.31%	SOFR	525	12/15/2026	USD	9,798,859	9,671,246	9,798,859	[1,4,5]
SEI Holding I Corporation	Delayed Draw	9.85%	SOFR	500	3/24/2028	USD	2,320,078	2,250,562	2,298,450	[1,4,5]
SEI Holding I Corporation	First Lien Term Loan	9.85%	SOFR	500	3/24/2028	USD	16,025,058	15,657,108	15,875,669	[1,4,5]
SEI Holding I Corporation	Revolver	14.25%			3/24/2028	USD	1,439,535	390,849	377,429	[1,4,5,7]
SEI Holding I Corporation	Delayed Draw	9.85%	SOFR	500	3/27/2028	USD	10,338,172	2,930,813	2,987,941	[1,4,5,7]
SEI Holding I Corporation	Revolver	0.50%			3/27/2028	USD	1,003,270	(9,711)	(9,353)[1,3,4]
Seko Global Logistics Network, LLC	Revolver	12.95%	SOFR	800	12/30/2026	USD	64,717	38,050	13,843	[1,4,5,7]
Seko Global Logistics Network, LLC	Revolver	15.50%	PRIME	700	12/30/2026	USD	362,595	260,856	260,213	[1,4,5,7]
Seko Worldwide, LLC	First Lien Term Loan	11.72%	EURIBOR	800	12/30/2026	EUR	10,437,864	11,495,911	7,272,503	[1,2,4,5]
Seko Worldwide, LLC	First Lien Term Loan	12.95%	SOFR	800	12/30/2026	USD	9,822,335	9,698,726	6,148,324	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Shermco Intermediate Holdings, Inc.	Delayed Draw	10.34%	SOFR	525	6/5/2026	USD	775,517	$153,253	$172,527	[1,4,5,6,7]
Shermco Intermediate Holdings, Inc.	First Lien Term Loan	10.34%	SOFR	525	6/5/2026	USD	1,398,479	1,375,671	1,398,479	[1,4,5,6]
Shur-Co Acquisition, Inc.	First Lien Term Loan	10.60%	SOFR	550	6/30/2030	USD	521,520	511,270	511,621	[1,4,5,6]
Sonny’s Enterprises, LLC	Revolver	0.50%			8/5/2027	USD	1,283,031	—	—	[1,3,4]
Sonny’s Enterprises, LLC	Delayed Draw	10.51%	SOFR	525	8/5/2028	USD	740,095	729,008	740,095	[1,4,5]
Sonny’s Enterprises, LLC	First Lien Term Loan	10.53%	SOFR	525	8/5/2028	USD	9,999,819	9,839,883	9,999,819	[1,4,5]
Spartronics LLC	First Lien Term Loan	10.20%	SOFR	525	12/31/2025	USD	7,745,335	7,687,245	7,745,335	[1,4,5]
Spartronics LLC	Revolver	10.06%	SOFR	525	12/31/2025	USD	4,007,350	3,133,444	3,133,477	[1,4,5,7]
Spectrum Safety Solutions, LLC	Revolver	10.33%	SOFR	500	7/1/2030	USD	2,766,473	558,205	556,608	[1,4,5,7]
Spectrum Safety Solutions, LLC	Delayed Draw	1.00%			7/1/2031	USD	2,766,475	(40,783)	(41,496)[1,3,4]
Spectrum Safety Solutions, LLC	First Lien Term Loan	10.33%	SOFR	500	7/1/2031	USD	13,186,860	12,993,794	12,989,056	[1,4,5]
Standard Elevator Systems	First Lien Term Loan	11.25%	SOFR	575	12/2/2027	USD	9,744,863	9,623,877	9,221,370	[1,4,5]
Stats Intermediate Holdings, LLC	First Lien Term Loan	10.64%	SOFR	525	7/10/2026	USD	3,728,366	3,656,348	3,630,496	[1,5]
Styron Receivables Funding Designated Activity Company	Revolver	9.61%	SOFR	475	1/18/2028	USD	9,121,952	4,432,288	4,424,146	[1,4,5,7]
Sunvair Aerospace Group, Inc.	Delayed Draw	1.00%			5/31/2031	USD	1,297,394	(9,265)	(19,082)[1,3,4,6]
Sunvair Aerospace Group, Inc.	First Lien Term Loan	9.74%	SOFR	500	5/31/2031	USD	1,370,048	1,350,257	1,349,897	[1,4,5,6]
Sunvair Aerospace Group, Inc.	Revolver	0.50%			5/31/2031	USD	503,319	(7,189)	(7,403)[1,3,4,6]
Superior Industries International, Inc.	First Lien Term Loan	12.45%	SOFR	750	12/15/2028	USD	9,441,887	9,211,041	9,205,840	[1,4,5]
SureWerx Purchaser III, Inc.	Delayed Draw	1.00%			12/28/2029	USD	1,875,000	(37,500)	(3,758)[1,3,4]
SureWerx Purchaser III, Inc.	First Lien Term Loan	9.18%	SOFR	525	12/28/2029	CAD	419,296	304,623	309,363	[1,2,4,5,6]
SureWerx Purchaser III, Inc.	First Lien Term Loan	9.85%	SOFR	525	12/28/2029	USD	9,033,750	8,809,069	9,014,738	[1,4,5]
SureWerx Purchaser III, Inc.	Revolver	9.85%	SOFR	525	12/28/2028	USD	14,832	14,729	14,800	[1,4,5,6]
SureWerx Purchaser III, Inc.	Revolver	9.85%	SOFR	525	12/28/2028	USD	1,300,000	870,388	868,264	[1,4,5,7]
SureWerx Purchaser III, Inc.	Revolver	9.85%	SOFR	525	12/28/2028	USD	27,544	18,453	18,587	[1,4,5,6,7]
SurfacePrep Buyer, LLC	Delayed Draw	1.00%			2/2/2030	USD	6,480,000	(80,915)	(30,491)[1,3,4]
SurfacePrep Buyer, LLC	Delayed Draw	1.00%			2/2/2030	USD	4,440,323	(84,298)	(20,893)[1,3,4,6]
SurfacePrep Buyer, LLC	First Lien Term Loan	10.24%	SOFR	500	2/2/2030	USD	34,344,000	33,729,490	34,182,400	[1,4,5]
SurfacePrep Buyer, LLC	First Lien Term Loan	10.24%	SOFR	500	2/2/2030	USD	23,533,710	23,098,706	23,422,976	[1,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
SurfacePrep Buyer, LLC	Revolver	10.20%	SOFR	500	2/2/2030	USD	6,480,000	$696,965	$779,510	[1,4,5,7]
SurfacePrep Buyer, LLC	Revolver	10.20%	SOFR	500	2/2/2030	USD	4,440,322	475,039	534,147	[1,4,5,6,7]
SV Newco 2, Inc.	Delayed Draw	1.00%			5/31/2031	USD	4,592,613	(67,425)	(66,639)[1,3,4,6]
SV Newco 2, Inc.	Delayed Draw	1.00%			5/31/2031	USD	3,710,938	(55,310)	(53,846)[1,3,4]
SV Newco 2, Inc.	First Lien Term Loan	9.81%	SOFR	475	5/31/2031	USD	7,348,180	7,241,216	7,241,558	[1,4,5,6]
SV Newco 2, Inc.	First Lien Term Loan	9.81%	SOFR	475	5/31/2031	USD	5,937,500	5,849,223	5,851,347	[1,4,5]
SV Newco 2, Inc.	Revolver	0.50%			5/31/2031	USD	2,952,185	(42,394)	(42,836)[1,3,4,6]
SV Newco 2, Inc.	Revolver	0.50%			5/31/2031	USD	2,226,563	(32,975)	(32,307)[1,3,4]
Tank Holding Corp.	First Lien Term Loan	10.25%	SOFR	575	3/31/2028	USD	61,955,193	61,125,117	61,353,805	[1,4,5]
Tank Holding Corp.	Revolver	10.70%	SOFR	575	3/31/2028	USD	1,780,415	1,261,128	1,243,845	[1,4,5,7]
TecoStar Holdings, Inc.	First Lien Term Loan	9.30%, 4.50% PIK	SOFR	400	7/7/2029	USD	21,157,538	20,722,136	21,396,908	[1,4,5,8]
Texas Hydraulics, Inc.	First Lien Term Loan	11.45%	SOFR	650	12/22/2026	USD	8,515,042	8,423,703	8,515,042	[1,4,5]
Texas Hydraulics, Inc.	First Lien Term Loan	11.52%	SOFR	650	12/22/2026	USD	4,818,292	4,737,869	4,818,292	[1,4,5]
The Vertex Companies, Inc.	Delayed Draw	10.95%	SOFR	600	8/31/2027	USD	3,868,162	3,810,202	3,868,162	[1,4,5]
The Vertex Companies, Inc.	First Lien Term Loan	10.56%	SOFR	550	8/31/2027	USD	817,934	803,736	803,040	[1,4,5]
The Vertex Companies, Inc.	First Lien Term Loan	10.95%	SOFR	600	8/31/2027	USD	9,538,044	9,394,973	9,538,044	[1,4,5]
The Vertex Companies, Inc.	First Lien Term Loan	11.27%	SOFR	625	8/31/2027	USD	2,089,000	2,041,377	2,089,000	[1,4,5]
The Vertex Companies, Inc.	Revolver	10.95%	SOFR	600	8/31/2027	USD	1,304,348	761,295	779,348	[1,4,5,7]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	9.89%	EURIBOR	650	12/1/2027	EUR	11,563,053	13,136,492	12,279,004	[1,2,4,5]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	11.49%	SOFR	650	12/1/2027	USD	17,999,229	17,999,229	17,171,739	[1,4,5]
Time Manufacturing Acquisition, LLC	Revolver	11.49%	SOFR	650	12/1/2027	USD	3,123,288	1,319,390	1,176,959	[1,4,5,7]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	9.96%	SOFR	475	1/7/2029	USD	14,962,500	14,565,948	14,814,268	[1,4,5]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	9.96%	SOFR	475	12/15/2028	USD	23,403,846	23,391,343	23,403,846	[1,4,5]
TPC Wire & Cable Corp.	First Lien Term Loan	10.45%	SOFR	550	2/16/2027	USD	653,373	641,688	640,306	[1,4,5,6]
Truck-Lite Co., LLC	Delayed Draw	1.00%			2/13/2030	USD	5,333,333	(72,372)	(80,000)[1,3,4]
Truck-Lite Co., LLC	First Lien Term Loan	10.86%	SOFR	575	2/13/2030	USD	49,333,333	48,645,101	48,593,333	[1,4,5]
Truck-Lite Co., LLC	Revolver	0.50%			2/13/2030	USD	2,902,499	(59,421)	(43,537)[1,3,4,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Truck-Lite Co., LLC	Revolver	0.50%			2/13/2030	USD	4,568,889	$(61,915)	$(68,533)[1,3,4]
Truck-Lite Co., LLC	Revolver	10.85%	SOFR	575	2/13/2030	USD	525,649	514,814	517,764	[1,4,5,6]
Truck-Lite Co., LLC	Revolver	10.85%	SOFR	575	2/13/2030	USD	764,444	754,034	752,978	[1,4,5]
Truck-Lite Co., LLC	Delayed Draw	1.00%			2/13/2031	USD	4,228,147	(87,811)	(63,422)[1,3,4,6]
Truck-Lite Co., LLC	First Lien Term Loan	10.86%	SOFR	575	2/13/2031	USD	39,091,872	38,257,555	38,505,494	[1,4,5,6]
Truck-Lite Co., LLC	First Lien Term Loan	10.86%	SOFR	575	2/13/2031	USD	47,023	46,140	46,317	[1,4,5]
Truck-Lite Co., LLC	Revolver	10.85%	SOFR	575	2/13/2031	USD	799,999	44,910	49,333	[1,4,5,6,7]
Trystar, LLC	Delayed Draw	1.00%			8/6/2031	USD	4,107,126	(40,590)	(41,071)[1,3,4]
Trystar, LLC	First Lien Term Loan	9.44%	SOFR	450	8/6/2031	USD	3,720,930	3,683,937	3,683,721	[1,4,5]
Trystar, LLC	First Lien Term Loan	9.73%	SOFR	450	8/6/2031	USD	3,424,000	3,390,197	3,389,760	[1,4,5]
Trystar, LLC	Revolver	0.50%			8/6/2031	USD	2,834,016	(27,837)	(28,341)[1,3,4]
Ubeo, LLC	First Lien Term Loan	10.46%	SOFR	525	4/3/2026	USD	22,788,030	22,576,322	22,564,500	[1,4,5]
Ubeo, LLC	Revolver	0.50%			4/3/2026	USD	2,319,369	—	(22,751)[1,3,4]
Ubeo, LLC	First Lien Term Loan	10.65%	SOFR	525	5/1/2034	USD	1,084,758	1,074,155	1,074,118	[1,4,5]
United Flow Technologies Intermediate Holdco II, LLC	Revolver	9.85%	SOFR	525	6/21/2030	USD	660,114	122,551	122,301	[1,4,5,7]
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw	10.54%	SOFR	525	6/21/2031	USD	3,300,568	(15,550)	(15,607)[1,4,5,7]
United Flow Technologies Intermediate Holdco II, LLC	First Lien Term Loan	9.85%	SOFR	525	6/21/2031	USD	5,941,022	5,854,308	5,853,519	[1,4,5]
US Anchors Group, Inc.	First Lien Term Loan	9.60%	SOFR	500	7/15/2029	USD	4,601,142	4,518,166	4,492,388	[1,4,5]
US Anchors Group, Inc.	Revolver	0.50%			7/15/2029	USD	856,428	(18,377)	(20,242)[1,3,4]
USSC Holding Corp.	Delayed Draw	1.00%			6/21/2030	USD	2,646,586	(47,401)	(39,698)	[1,3,4]
USSC Holding Corp.	First Lien Term Loan	9.85%	SOFR	525	6/21/2030	USD	8,717,400	8,590,984	8,586,640	[1,4,5]
USSC Holding Corp.	Revolver	0.50%			6/21/2030	USD	1,877,686	(33,608)	(28,166)[1,3,4]
UTAC Group	First Lien Term Loan	7.97%, 2.40% PIK	EURIBOR	460	9/29/2027	EUR	1,300,000	1,572,325	1,354,809	[1,2,4,5,8]
Vessco Midco Holdings, LLC	Delayed Draw	1.00%			7/24/2031	USD	7,224,373	(74,323)	(16,853)[1,3,4,6]
Vessco Midco Holdings, LLC	Delayed Draw	9.50%	SOFR	525	7/24/2031	USD	1,724,616	1,707,596	1,720,592	[1,4,5]
Vessco Midco Holdings, LLC	Delayed Draw	9.50%	SOFR	525	7/24/2031	USD	1,072,368	1,061,339	1,069,866	[1,4,5,6]
Vessco Midco Holdings, LLC	Delayed Draw	9.82%	SOFR	525	7/24/2031	USD	14,775,385	549,548	660,916	[1,4,5,7]
Vessco Midco Holdings, LLC	Delayed Draw	9.82%	SOFR	525	7/24/2031	USD	169,321	167,582	168,926	[1,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Vessco Midco Holdings, LLC	First Lien Term Loan	10.03%	SOFR	525	7/24/2031	USD	25,398,188	$25,137,696	$25,221,250	[1,4,5,6]
Vessco Midco Holdings, LLC	First Lien Term Loan	10.10%	SOFR	525	7/24/2031	USD	32,884,615	32,561,527	32,655,524	[1,4,5]
Vessco Midco Holdings, LLC	Revolver	12.75%	PRIME	425	7/24/2031	USD	5,500,000	400,320	415,530	[1,4,5,7]
Vessco Midco Holdings, LLC	Revolver	12.75%	PRIME	425	7/24/2031	USD	3,322,021	298,308	309,059	[1,4,5,6,7]
VSG Acquisition Corp.	Delayed Draw	11.01%	SOFR	550	4/11/2028	USD	8,131,492	2,329,069	2,449,825	[1,4,5,6,7]
VSG Acquisition Corp.	First Lien Term Loan	11.01%	SOFR	550	4/11/2028	USD	17,193,750	17,019,696	17,193,750	[1,4,5,6]
VSG Acquisition Corp.	Revolver	11.01%	SOFR	550	4/11/2028	USD	2,333,333	466,667	466,667	[1,4,5,6,7]
Walter Surface Technologies Inc.	Delayed Draw	9.95%	SOFR	525	3/31/2027	USD	5,944,039	2,098,747	2,176,027	[1,4,5,6,7]
Walter Surface Technologies Inc.	First Lien Term Loan	9.50%	CORRA	525	3/31/2027	CAD	6,434,626	4,710,300	4,757,579	[1,2,4,5,6]
Walter Surface Technologies Inc.	First Lien Term Loan	9.95%	SOFR	525	3/31/2027	USD	6,916,610	6,832,353	6,916,610	[1,4,5,6]
Westwood Professional Services, Inc.	Delayed Draw	1.00%			9/19/2031	USD	5,063,862	(50,523)	(50,639)[1,3,4,6]
Westwood Professional Services, Inc.	First Lien Term Loan	9.57%	SOFR	475	9/19/2031	USD	16,881,207	16,712,940	16,712,395	[1,4,5,6]
Westwood Professional Services, Inc.	Revolver	0.50%			9/19/2031	USD	2,532,931	(25,212)	(25,329)[1,3,4,6]
Wildcat BuyerCo, Inc.	Delayed Draw	10.60%	SOFR	575	2/27/2027	USD	7,098,403	1,858,858	1,902,683	[1,4,5,6,7]
Wildcat BuyerCo, Inc.	First Lien Term Loan	10.60%	SOFR	575	2/27/2027	USD	18,097,596	17,833,512	17,921,926	[1,4,5,6]
Wolf-Gordon, Inc.	First Lien Term Loan	9.85%	SOFR	525	5/1/2029	USD	3,033,150	2,976,305	2,972,487	[1,4,5]
Wolf-Gordon, Inc.	Revolver	12.75%	PRIME	425	5/1/2029	USD	497,600	102,908	102,008	[1,4,5,7]
WP CPP Holdings, LLC	First Lien Term Loan	12.52%	SOFR	750	12/1/2029	USD	4,517,531	4,517,531	4,517,531	[1,4,5]
WP CPP Holdings, LLC	First Lien Term Loan	8.72%, 4.13% PIK	SOFR	338	12/1/2029	USD	56	55	55	[1,4,5,8]
Zeus Company LLC	Revolver	0.50%			2/28/2030	USD	793,658	(9,624)	(10,314)[1,3,4,6]
Zeus Company LLC	Delayed Draw	1.00%			2/28/2031	USD	1,058,210	(7,935)	(5,888)[1,3,4,6]
Zeus Company LLC	First Lien Term Loan	10.10%	SOFR	550	2/28/2031	USD	5,687,880	5,659,938	5,613,962	[1,4,5,6]
Zone Climate Services, Inc.	Delayed Draw	1.00%			3/9/2028	USD	5,322,651	1,131,834	1,158,536	[1,4,6,7]
Zone Climate Services, Inc.	Revolver	10.50%	SOFR	550	3/9/2028	USD	1,064,533	515,827	510,008	[1,4,5,6,7]
								2,621,484,155	2,617,990,904
Materials — 1.8%
Alchemy Us Holdco 1 LLC	Delayed Draw	1.00%			7/31/2029	USD	2,903,226	(125,840)	(127,923)[1,3,4]
Alchemy Us Holdco 1 LLC	First Lien Term Loan	11.75%	SOFR	650	7/31/2029	USD	34,519,355	33,034,713	32,998,346	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Materials (Continued)
Alchemy Us Holdco 1 LLC	First Lien Term Loan	10.14%	EURIBOR	650	7/31/2029	EUR	6,967,742	$7,209,261	$7,413,987	[1,2,4,5]
Alpine Acquisition Corp.	First Lien Term Loan	10.94%	SOFR	600	11/30/2026	USD	52,452,102	51,983,161	45,028,099	[1,4,5]
Alpine Acquisition Corp.	Revolver	10.94%	SOFR	600	11/30/2026	USD	475,868	394,970	327,617	[1,4,5,7]
Berlin Packaging LLC	Second Lien Term Loan	10.60%	EURIBOR	725	6/7/2032	USD	16,370,764	17,783,354	17,529,319	[1,2,4,5]
CFS Brands, LLC	Revolver	0.50%			10/2/2029	USD	2,439,024	(48,781)	—	[1,3,4,6]
CFS Brands, LLC	Delayed Draw	1.00%			10/2/2030	USD	837,398	(16,260)	—	[1,3,4,6]
CFS Brands, LLC	First Lien Term Loan	10.60%	SOFR	575	10/2/2030	USD	16,643,902	16,351,316	16,643,902	[1,4,5,6]
Cold Chain Technologies, LLC	First Lien Term Loan	10.45%	SOFR	575	8/2/2025	USD	4,962,500	4,913,125	4,962,500	[1,4,5,6]
DCG Acquisition Corp.	Delayed Draw	1.00%			6/13/2031	USD	6,699,687	(65,877)	(33,498)[1,3,4,6]
DCG Acquisition Corp.	First Lien Term Loan	9.59%	SOFR	475	6/13/2031	USD	40,064,131	39,672,740	39,663,490	[1,4,5,6]
Dubois Chemicals, Inc.	Delayed Draw	1.00%			6/13/2031	USD	375,940	—	—	[1,3,4,6]
Dubois Chemicals, Inc.	First Lien Term Loan	9.84%	SOFR	500	6/13/2031	USD	2,248,120	2,248,120	2,248,120	[1,4,5,6]
Dubois Chemicals, Inc.	Revolver	0.50%			6/13/2031	USD	375,940	(2,807)	(2,820)[1,3,4,6]
ENS Holdings III Corp.	First Lien Term Loan	9.45%	SOFR	475	12/31/2025	USD	5,602,644	5,574,631	5,602,644	[1,4,5,6]
HASA Acquisition, LLC	First Lien Term Loan	10.10%	SOFR	500	1/10/2029	USD	1,898,378	1,859,137	1,898,378	[1,4,5,6]
Indigo Buyer, Inc.	Delayed Draw	1.00%			5/23/2028	USD	24,500,000	(359,507)	(353,990)[1,3,4]
Indigo Buyer, Inc.	Delayed Draw	11.72%	SOFR	625	5/23/2028	USD	4,950,000	4,851,000	4,901,951	[1,4,5,6]
Indigo Buyer, Inc.	First Lien Term Loan	10.60%	SOFR	535	5/23/2028	USD	12,500,000	12,319,137	12,319,393	[1,4,5]
Indigo Buyer, Inc.	First Lien Term Loan	11.73%	SOFR	625	5/23/2028	USD	12,805,000	12,626,407	12,680,704	[1,4,5,6]
Indigo Buyer, Inc.	Revolver	11.73%	SOFR	625	5/23/2028	USD	2,000,000	1,160,000	1,180,586	[1,4,5,6,7]
M2S Group Intermediate	First Lien Term Loan	9.85%	SOFR	475	8/23/2031	USD	12,500,000	11,630,602	11,625,000	[1,4,5]
Meyer Laboratory, LLC	Delayed Draw	1.00%			2/28/2030	USD	452,419	(8,621)	(8,917)[1,3,4,6]
Meyer Laboratory, LLC	First Lien Term Loan	10.75%	SOFR	500	2/28/2030	USD	1,328,205	1,303,513	1,302,026	[1,4,5,6]
Meyer Laboratory, LLC	Revolver	0.50%			2/28/2030	USD	383,927	(6,946)	(7,567)[1,3,4,6]
Nelipak Holding Company	Delayed Draw	1.00%			3/26/2031	EUR	11,280,652	(394,937)	(178,080)[1,2,3,4,6]
Nelipak Holding Company	First Lien Term Loan	9.22%	EURIBOR	550	3/26/2031	EUR	18,981,129	20,256,569	20,816,951	[1,2,4,5,6]
Nelipak Holding Company	First Lien Term Loan	10.83%	SOFR	550	3/26/2031	USD	10,306,002	10,158,880	10,154,418	[1,4,5,6]
Nelipak Holding Company	Revolver	0.50%			3/26/2031	EUR	3,178,657	(86,280)	(48,935)[1,2,3,4,6]
Nelipak Holding Company	Revolver	9.18%	SOFR	550	3/26/2031	EUR	125,650	134,074	137,802	[1,2,4,5,6]
Nelipak Holding Company	Revolver	10.75%	SOFR	550	3/26/2031	USD	1,143,828	1,127,531	1,127,004	[1,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Materials (Continued)
Oliver Packaging, LLC	First Lien Term Loan	9.75%	SOFR	500	7/6/2028	USD	8,577,381	$8,471,343	$8,410,015	[1,4,5]
Oliver Packaging, LLC	First Lien Term Loan	10.71%	SOFR	565	7/6/2028	USD	634,921	622,449	622,532	[1,4,5]
Oliver Packaging, LLC	Revolver	9.75%	SOFR	500	7/6/2028	USD	1,269,841	1,256,985	1,241,732	[1,4,5,7]
Olympic Buyer, Inc.	Revolver	9.20%	SOFR	435	6/30/2026	USD	2,352,941	705,882	695,752	[1,4,5,7]
Olympic Buyer, Inc.	First Lien Term Loan	9.20%	SOFR	435	6/30/2028	USD	25,834,728	25,505,802	25,723,504	[1,4,5]
Optimum Group	First Lien Term Loan	8.75%	EURIBOR	550	6/16/2028	EUR	12,701,000	13,951,314	13,575,880	[1,2,4,5]
Reagent Chemical Research, Inc.	Revolver	0.50%			4/30/2030	USD	958,501	(17,878)	(18,892)[1,3,4,6]
Reagent Chemical Research, Inc.	First Lien Term Loan	10.50%	SOFR	525	4/30/2031	USD	6,241,547	6,121,734	6,118,527	[1,4,5,6]
Rohrer Corporation	First Lien Term Loan	10.48%	SOFR	500	3/15/2027	USD	11,727,216	11,646,050	11,727,216	[1,4,5,6]
SePro Holdings, LLC	Delayed Draw	1.00%			7/26/2030	USD	5,416,667	(53,369)	(52,357)[1,3,4]
SePro Holdings, LLC	First Lien Term Loan	10.76%	SOFR	550	7/26/2030	USD	37,916,667	37,545,485	37,550,169	[1,4,5]
SePro Holdings, LLC	Revolver	0.50%			7/26/2030	USD	5,416,667	(52,553)	(52,357)[1,3,4]
Sunland Asphalt & Construction, LLC	Delayed Draw	11.45%	SOFR	650	6/16/2028	USD	4,453,125	1,621,811	1,699,219	[1,4,5,7]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	11.45%	SOFR	650	6/16/2028	USD	10,567,235	10,315,289	10,715,177	[1,4,5]
Tangent Technologies Acquisition, LLC	Second Lien Term Loan	14.30%	SOFR	875	5/30/2028	USD	2,500,000	2,500,000	2,525,000	[1,4,5]
Tilley Chemical Co., Inc.	Delayed Draw	10.75%	SOFR	600	12/31/2026	USD	5,149,648	5,098,151	5,149,648	[1,4,5]
Tilley Chemical Co., Inc.	First Lien Term Loan	10.75%	SOFR	600	12/31/2026	USD	19,872,131	19,673,409	19,872,131	[1,4,5]
Tilley Chemical Co., Inc.	Revolver	0.50%			12/31/2026	USD	2,555,556	—	—	[1,3,4]
V Global Holdings LLC	Revolver	10.81%	SOFR	575	12/22/2025	USD	13,733,274	12,793,629	12,488,606	[1,4,5,6,7]
Vanguard Packaging, LLC	First Lien Term Loan	9.87%	SOFR	500	8/9/2026	USD	1,381,171	1,372,802	1,370,812	[1,4,5]
Vanguard Packaging, LLC	Revolver	9.87%	SOFR	500	8/9/2026	USD	575,700	226,863	225,961	[1,4,5,7]
W.S. Connelly & Co., LLC	Delayed Draw	10.10%	SOFR	525	5/24/2030	USD	417,986	104,634	104,618	[1,4,5,6,7]
W.S. Connelly & Co., LLC	First Lien Term Loan	10.53%	SOFR	525	5/24/2030	USD	463,154	454,282	454,025	[1,4,5,6]
W.S. Connelly & Co., LLC	Revolver	9.25%	SOFR	400	5/24/2030	USD	1,000	481	480	[1,4,5,6,7]
								415,340,980	409,947,905
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Real Estate — 1.0%
Associations, Inc.	Delayed Draw	1.00%			7/2/2028	USD	6,330,584	$(5,699)	$—	[1,3,4]
Associations, Inc.	First Lien Term Loan	12.00%	SOFR	650	7/2/2028	USD	53,206,886	53,157,354	53,206,886	[1,4,5]
Associations, Inc.	Revolver	0.50%			7/2/2028	USD	5,072,583	(4,572)	—	[1,3,4]
Castle Management Borrower LLC	First Lien Term Loan	10.10%	SOFR	550	11/3/2029	USD	9,950,000	9,751,907	9,800,750	[1,4,5]
Castle Management Borrower LLC	Revolver	10.10%	SOFR	550	11/3/2029	USD	1,250,000	478,549	481,250	[1,4,5,7]
COP Village Green Acquisitions, Inc.	Delayed Draw	1.00%			9/26/2030	USD	3,118,222	(38,934)	(38,978)[1,3,4,6]
COP Village Green Acquisitions, Inc.	First Lien Term Loan	9.41%	SOFR	475	9/26/2030	USD	6,510,846	6,429,596	6,429,460	[1,4,5,6]
COP Village Green Acquisitions, Inc.	Revolver	0.50%			9/26/2030	USD	1,870,933	(23,334)	(23,387)[1,3,4,6]
CRS TH Holdings Corp	Revolver	0.50%			12/1/2027	USD	3,095,975	(40,670)	(45,221)[1,3,4]
CRS TH Holdings Corp	Delayed Draw	1.00%			12/1/2028	USD	16,904,025	(126,745)	(120,076)[1,3,4]
CRS TH Holdings Corp	First Lien Term Loan	9.70%	SOFR	475	12/1/2028	USD	20,291,314	20,088,401	19,994,930	[1,4,5]
CRS TH Holdings Corp	Revolver	0.50%			12/1/2028	USD	4,237,288	(10,593)	(61,892)[1,3,4]
Metropolis Technologies, Inc.	First Lien Term Loan	10.95%	SOFR	600	5/16/2031	USD	32,245,781	31,934,750	31,907,793	[1,4,5]
MRI Software, LLC	Delayed Draw	1.00%			2/10/2027	USD	40,904,500	—	102,261	[1,3,4]
MRI Software, LLC	Delayed Draw	9.35%	SOFR	475	2/10/2027	USD	13,169,647	11,664,259	11,738,877	[1,4,5,6,7]
MRI Software, LLC	Delayed Draw	9.59%	SOFR	475	2/10/2027	USD	233,472	232,322	234,056	[1,4,5,6]
MRI Software, LLC	Delayed Draw	9.86%	SOFR	475	2/10/2027	USD	13,345,500	13,345,500	13,378,864	[1,4,5]
MRI Software, LLC	First Lien Term Loan	9.35%	SOFR	475	2/10/2027	USD	56,675,297	56,315,790	57,244,222	[1,4,5]
MRI Software, LLC	First Lien Term Loan	9.35%	SOFR	475	2/10/2027	USD	1,359,062	1,357,470	1,372,705	[1,4,5,6]
MRI Software, LLC	Revolver	0.50%			2/10/2027	USD	271,345	(2,051)	(1,975)[1,3,4,6]
MRI Software, LLC	Revolver	9.83%	SOFR	475	2/10/2027	USD	9,227,084	1,404,263	1,425,902	[1,4,5,7]
MRI Software, LLC	Revolver	9.94%	SOFR	475	2/10/2027	USD	3,134,722	1,404,183	1,391,962	[1,4,5,6,7]
MRI Software, LLC	Revolver	9.94%	SOFR	475	2/10/2027	USD	3,878,772	925,124	946,591	[1,4,5,7]
MRI Software, LLC	Revolver	10.00%	SOFR	475	2/10/2027	USD	1,522,917	1,508,203	1,511,833	[1,4,5]
Premiere Buyer LLC	Revolver	0.50%			5/1/2030	USD	486,948	(6,809)	(7,162)[1,3,4,6]
Premiere Buyer LLC	Delayed Draw	1.00%			5/1/2031	USD	279,288	(4,069)	(4,108)[1,3,4,6]
Premiere Buyer LLC	First Lien Term Loan	10.00%	SOFR	475	5/1/2031	USD	1,955,015	1,926,877	1,926,260	[1,4,5,6]
Royal Property Company	First Lien Term Loan	10.10%	SOFR	525	2/2/2029	USD	19,800,000	19,486,582	19,800,000	[1,4,5]
Sako and Partners Lower Holdings LLC	Delayed Draw	1.00%			9/15/2028	USD	3,549,655	(65,787)	(35,497)[1,3,4,6]
Sako and Partners Lower Holdings LLC	First Lien Term Loan	9.10%	SOFR	450	9/15/2028	USD	1,517,477	1,490,713	1,502,303	[1,4,5,6]
Sako and Partners Lower Holdings LLC	Revolver	9.34%	SOFR	475	9/15/2028	USD	130,459	24,847	24,787	[1,4,5,6]
								232,597,427	234,083,396

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology — 19.2%
1WorldSync, Inc.	Delayed Draw	9.54%	SOFR	475	7/8/2025	USD	141,305	$140,704	$141,305	[1,4,5]
1WorldSync, Inc.	First Lien Term Loan	10.18%	SOFR	475	7/8/2025	USD	15,466,911	15,397,116	15,466,911	[1,4,5]
3Si Security Systems, Inc.	First Lien Term Loan	11.14%	SOFR	650	12/16/2026	USD	10,060,769	9,942,143	10,038,590	[1,4,5]
Abracon Group Holdings, LLC	Delayed Draw	1.00%			7/6/2028	USD	2,857,068	—	(513,579)[1,3,4]
Abracon Group Holdings, LLC	First Lien Term Loan	11.44%	SOFR	600	7/6/2028	USD	38,877,157	38,305,428	31,888,710	[1,4,5]
Abracon Group Holdings, LLC	Revolver	11.43%	SOFR	600	7/6/2028	USD	2,596,154	2,544,231	2,129,477	[1,4,5]
Acquia, Inc.	First Lien Term Loan	12.46%	SOFR	700	10/31/2025	USD	2,031,627	1,986,693	2,027,148	[1,4,5]
Acquia, Inc.	Revolver	12.47%	SOFR	700	10/31/2025	USD	302,938	121,085	120,507	[1,4,5,7]
Acquia, Inc.	First Lien Term Loan	12.46%	SOFR	700	10/31/2025	USD	3,174,201	3,134,226	3,167,203	[1,4,5]
ACTFY Buyer, Inc.	Revolver	0.50%			5/1/2030	USD	960,202	(17,904)	(18,925)[1,3,4,6]
ACTFY Buyer, Inc.	Delayed Draw	1.00%			5/1/2031	USD	993,254	(19,288)	(19,577)[1,3,4,6]
ACTFY Buyer, Inc.	First Lien Term Loan	10.50%	SOFR	525	5/1/2031	USD	3,046,539	2,988,062	2,986,492	[1,4,5,6]
Activate Holdings (US) Corp.	First Lien Term Loan	9.85%	SOFR	525	9/5/2031	USD	524,900	519,687	519,651	[1,4,5,6]
Adelaide Borrower, LLC	Delayed Draw	1.00%			5/8/2030	USD	8,380,202	(162,284)	(171,262)[1,3,4]
Adelaide Borrower, LLC	First Lien Term Loan	7.97%, 3.38% PIK	SOFR	338	5/8/2030	USD	31,122,619	30,529,894	30,486,580	[1,4,5,8]
Adelaide Borrower, LLC	Revolver	0.50%			5/8/2030	USD	3,788,174	(70,923)	(77,417)[1,3,4]
Afiniti, Inc.	First Lien Term Loan	10.25%, 1.00% PIK	PRIME	1025	10/3/2024	USD	20,957,315	20,655,827	20,439,433	[1,4,5,6,8]
AG-Twin Brook Technology	First Lien Term Loan	9.87%	SOFR	500	10/29/2026	USD	8,325,000	8,262,727	8,270,691	[1,4,5,6]
AG-Twin Brook Technology	First Lien Term Loan	11.71%	SOFR	650	10/5/2027	USD	24,475,000	24,150,797	23,989,045	[1,4,5,6]
AI Titan Parent, Inc.	Delayed Draw	1.00%			8/29/2031	USD	673,206	(6,694)	(6,428)[1,3,4,6]
AI Titan Parent, Inc.	First Lien Term Loan	9.81%	SOFR	475	8/29/2031	USD	3,366,030	3,332,662	3,333,889	[1,4,5,6]
AI Titan Parent, Inc.	Revolver	0.50%			8/29/2031	USD	581,634	(5,749)	(5,554)[1,3,4,6]
AIDC Intermediate Co2, LLC	First Lien Term Loan	10.53%	SOFR	525	7/22/2027	USD	54,175,000	53,664,471	54,716,750	[1,4,5]
Alteryx	Delayed Draw	11.35%	SOFR	650	3/19/2031	USD	10,661,167	6,670,138	6,823,147	[1,4,5,7]
Alteryx	First Lien Term Loan	11.35%	SOFR	650	3/19/2031	USD	4,690,914	4,624,074	4,690,914	[1,4,5]
Alteryx	Revolver	0.50%			3/19/2031	USD	1,705,787	(23,677)	—	[1,3,4]
Anaplan, Inc.	First Lien Term Loan	9.85%	SOFR	525	6/21/2029	USD	25,000,000	24,875,000	25,000,000	[1,4,5]
ANS Midco 3 Limited	First Lien Term Loan	12.32%	SONIA	737	9/8/2027	GBP	12,578,528	16,986,657	15,694,174	[1,2,4,5]
Appfire Technologies, LLC	Delayed Draw	9.35%	SOFR	475	3/9/2027	USD	10,996,221	2,194,306	2,165,635	[1,4,5,7]
Appfire Technologies, LLC	First Lien Term Loan	9.35%	SOFR	475	3/9/2027	USD	24,458,005	24,297,201	24,345,439	[1,4,5]
Appfire Technologies, LLC	Revolver	12.25%	PRIME	375	3/9/2027	USD	980,000	224,000	219,490	[1,4,5,7]
Apryse Software Corp.	Revolver	10.13%	SOFR	500	7/15/2026	USD	957,606	638,404	638,404	[1,4,5,7]
Apryse Software Corp.	Delayed Draw	10.25%	SOFR	500	7/15/2027	USD	7,844,823	7,804,401	7,844,823	[1,4,5]
Apryse Software Corp.	First Lien Term Loan	10.25%	SOFR	500	7/15/2027	USD	42,460,603	42,102,394	42,460,603	[1,4,5]
Aptean, Inc.	Delayed Draw	10.35%	SOFR	525	1/30/2031	USD	14,837,883	4,138,891	4,165,578	[1,4,5,6,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Aptean, Inc.	First Lien Term Loan	10.10%	SOFR	525	1/30/2031	USD	83,800,624	$83,017,506	$82,987,186	[1,4,5,6]
Aptean, Inc.	Revolver	0.50%			1/30/2031	USD	7,898,861	(71,566)	(76,673)[1,3,4,6]
AQA Acquisition Holding, Inc.	Second Lien Term Loan	12.85%	SOFR	760	3/3/2029	USD	5,259,615	5,168,265	5,259,615	[1,4,5]
Arcoro Holdings Corp.	First Lien Term Loan	10.10%	SOFR	550	3/28/2030	USD	13,043,478	12,796,854	12,789,835	[1,4,5]
Arcoro Holdings Corp.	Revolver	0.50%			3/28/2030	USD	1,956,522	(36,243)	(38,047)[1,3,4]
Arnhem Bidco GMBH	Delayed Draw	1.00%			9/30/2031	EUR	852,610	(6,656)	(9,490)[1,2,3,4]
Arnhem Bidco GMBH	First Lien Term Loan	7.90%	EURIBOR	495	9/30/2031	EUR	3,751,482	4,146,453	4,133,980	[1,2,4,5]
Artifact Bidco, Inc.	Revolver	0.50%			7/26/2030	USD	194,076	(1,883)	(1,876)[1,3,4,6]
Artifact Bidco, Inc.	Delayed Draw	1.00%			7/26/2031	USD	217,704	(2,149)	(2,104)[1,3,4,6]
Artifact Bidco, Inc.	First Lien Term Loan	9.78%	SOFR	450	7/26/2031	USD	889,478	880,745	880,880	[1,4,5,6]
ASG II, LLC	Delayed Draw	11.65%	SOFR	625	5/25/2028	USD	4,608,696	4,516,522	4,608,696	[1,4,5]
ASG II, LLC	First Lien Term Loan	11.65%	SOFR	625	5/25/2028	USD	30,724,638	30,295,802	30,724,638	[1,4,5]
ASG III, LLC	Delayed Draw	11.75%	SOFR	650	10/31/2029	USD	1,333,333	1,318,810	1,320,684	[1,4,5]
ASG III, LLC	First Lien Term Loan	11.75%	SOFR	650	10/31/2029	USD	3,166,667	3,095,958	3,090,750	[1,4,5]
ASG III, LLC	Revolver	0.50%			10/31/2029	USD	500,000	(10,631)	(10,737)[1,3,4]
Aston US Finco, LLC	First Lien Term Loan	9.21%	SOFR	425	10/9/2026	USD	3,820,230	3,749,039	3,641,156	[1,5]
Aston US Finco, LLC	Second Lien Term Loan	13.21%	SOFR	825	10/9/2027	USD	6,876,457	6,800,816	6,691,294	[1,4,5]
ATP Intermediate, Inc.	First Lien Term Loan	14.98%	PRIME	698	6/16/2025	USD	14,771,472	14,659,086	14,733,699	[1,4,5]
AuditBoard, Inc.	Delayed Draw	1.00%			7/12/2031	USD	1,500,000	(14,816)	(3,268)[1,3,4]
AuditBoard, Inc.	First Lien Term Loan	10.05%	SOFR	475	7/12/2031	USD	3,150,000	3,119,040	3,128,402	[1,4,5]
AuditBoard, Inc.	Revolver	0.50%			7/12/2031	USD	600,000	(5,855)	(4,114)[1,3,4]
Avalara, Inc.	First Lien Term Loan	10.85%	SOFR	625	10/19/2028	USD	27,272,727	26,758,951	26,909,251	[1,4,5]
Avalara, Inc.	Revolver	0.50%			10/19/2028	USD	2,727,273	—	(36,348)[1,3,4]
Axiom US Parent, Inc.	Delayed Draw	11.69%	SOFR	625	6/17/2028	USD	7,655,169	7,686,507	7,621,158	[1,4,5]
Axiom US Parent, Inc.	First Lien Term Loan	10.81%	SOFR	525	6/17/2028	USD	2,242,412	2,231,200	2,232,449	[1,4,5]
Axiom US Parent, Inc.	Delayed Draw	1.00%			8/23/2031	USD	1,258,810	(18,744)	(18,188)[1,3,4,6]
Axiom US Parent, Inc.	Delayed Draw	9.76%	SOFR	475	8/23/2031	USD	16,333	16,252	16,260	[1,4,5,6]
Axiom US Parent, Inc.	First Lien Term Loan	8.29%	EURIBOR	475	8/23/2031	EUR	312,529	345,614	346,327	[1,2,4,5,6]
Axiom US Parent, Inc.	First Lien Term Loan	9.85%	SOFR	475	8/23/2031	USD	627,212	624,108	624,426	[1,4,5,6]
Axiom US Parent, Inc.	Revolver	0.50%			2/23/2031	USD	141,234	(695)	(628)[1,3,4,6]
Azurite Intermediate	Delayed Draw	11.34%	SOFR	650	3/26/2031	USD	3,118,000	1,950,698	1,995,520	[1,4,5,7]
Azurite Intermediate	First Lien Term Loan	11.35%	SOFR	650	3/26/2031	USD	1,372,000	1,352,409	1,372,000	[1,4,5]
Azurite Intermediate	Revolver	0.50%			3/26/2031	USD	499,000	(6,948)	—	[1,3,4]
Badge 21 Midco Holdings LLC	Revolver	9.85%	SOFR	525	7/9/2030	USD	2,777,778	376,336	375,415	[1,4,5,7]
Badge 21 Midco Holdings LLC	Delayed Draw	1.00%			7/9/2031	USD	6,944,444	(102,698)	(103,130)[1,3,4]
Badge 21 Midco Holdings LLC	First Lien Term Loan	9.85%	SOFR	525	7/9/2031	USD	15,277,778	15,053,163	15,050,891	[1,4,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Baxter Planning Systems, LLC	Delayed Draw	1.00%			5/20/2031	USD	778,445	$(11,379)	$(12,018)[1,3,4]
Baxter Planning Systems, LLC	First Lien Term Loan	8.12%, 3.38% PIK	SOFR	288	5/20/2031	USD	4,231,621	4,170,276	4,166,290	[1,4,5,8]
Baxter Planning Systems, LLC	Revolver	0.50%			5/20/2031	USD	766,891	(10,919)	(11,840)[1,3,4]
Benefit Street Technology	Revolver	13.00%	PRIME	450	10/1/2026	USD	2,666,667	366,667	347,450	[1,4,5,6,7]
Benefit Street Technology	First Lien Term Loan	10.45%	SOFR	550	10/1/2027	USD	24,375,000	24,086,859	24,199,352	[1,4,5,6]
Benefit Street Technology	First Lien Term Loan	11.10%	SOFR	625	5/2/2028	USD	27,438,903	27,062,170	26,415,225	[1,4,5]
Beta Plus Technologies, Inc.	Revolver	9.10%	SOFR	450	7/1/2027	USD	6,700,000	2,881,000	2,875,612	[1,4,5,7]
Beta Plus Technologies, Inc.	First Lien Term Loan	10.35%	SOFR	575	7/1/2029	USD	49,250,000	46,516,496	49,250,000	[1,4,5]
BetterCloud, Inc.	First Lien Term Loan	6.06%, 7.25% PIK	SOFR	100	6/30/2028	USD	18,157,029	17,924,980	14,121,271	[1,4,5,8]
BetterCloud, Inc.	First Lien Term Loan	6.06%, 7.25% PIK	SOFR	100	6/30/2028	USD	27,383,295	27,032,891	21,296,817	[1,4,5,6,8]
BetterCloud, Inc.	Revolver	0.50%			6/30/2028	USD	2,512,669	(50,253)	(558,490)[1,3,4]
BetterCloud, Inc.	Revolver	0.50%			6/30/2028	USD	3,801,052	(76,021)	(844,859)[1,3,4,6]
Bigtime Software, Inc.	First Lien Term Loan	11.50%	SOFR	625	6/30/2028	USD	15,517,241	15,288,652	15,517,241	[1,4,5]
Bigtime Software, Inc.	Revolver	0.50%			6/30/2028	USD	2,327,586	(46,552)	—	[1,3,4]
Bigtime Software, Inc.	Delayed Draw	11.50%	SOFR	625	8/31/2028	USD	3,744,000	3,744,000	3,744,000	[1,4,5]
Bigtime Software, Inc.	First Lien Term Loan	11.50%	SOFR	625	8/31/2028	USD	4,056,000	3,953,220	4,056,000	[1,4,5]
Bluefin Holding, LLC	First Lien Term Loan	12.20%	SOFR	725	9/12/2029	USD	34,134,615	33,388,402	34,431,587	[1,4,5]
Bluefin Holding, LLC	Revolver	0.50%			9/12/2029	USD	3,365,385	(84,135)	—	[1,3,4]
Bluesight, Inc.	First Lien Term Loan	11.85%	SOFR	725	7/17/2029	USD	13,800,000	13,445,189	13,775,098	[1,4,5]
Bluesight, Inc.	Revolver	0.50%			7/17/2029	USD	1,200,000	(36,000)	(2,165)[1,3,4]
Bottomline Technologies, Inc.	First Lien Term Loan	10.60%	SOFR	575	5/13/2028	USD	9,947,671	9,782,267	9,873,002	[1,4,5]
Bottomline Technologies, Inc.	First Lien Term Loan	10.60%	SOFR	575	5/14/2029	USD	1,838,018	1,807,470	1,824,222	[1,4,5,6]
Bounteous, Inc.	Delayed Draw	1.00%			8/2/2027	USD	865,733	(29,155)	—	[1,3,4]
Bounteous, Inc.	Delayed Draw	9.91%	SOFR	475	8/2/2027	USD	7,804,631	7,659,433	7,804,631	[1,4,5]
Bounteous, Inc.	First Lien Term Loan	9.91%	SOFR	475	8/2/2027	USD	10,557,000	10,438,747	10,557,000	[1,4,5]
Bounteous, Inc.	Revolver	0.50%			8/2/2027	USD	1,800,000	—	—	[1,3,4]
Bullhorn, Inc.	Delayed Draw	9.85%	SOFR	500	10/1/2029	USD	37,894,737	31,187,923	31,368,421	[1,4,5,7]
Bullhorn, Inc.	First Lien Term Loan	9.95%	SOFR	500	10/1/2029	GBP	25,000,000	31,246,418	33,326,791	[1,2,4,5]
Bullhorn, Inc.	Revolver	0.50%			10/1/2029	USD	2,105,263	(9,769)	—	[1,3,4]
Bullhorn, Inc.	Delayed Draw	9.13%	EURIBOR	550	9/30/2026	EUR	35,000,000	37,995,295	38,749,274	[1,2,4,5]
Bullhorn, Inc.	First Lien Term Loan	9.13%	EURIBOR	575	9/30/2026	EUR	29,000,000	31,480,612	32,106,541	[1,2,4,5]
BusinesSolver.com, Inc.	Delayed Draw	10.20%	SOFR	550	12/1/2027	USD	2,459,332	421,697	423,820	[1,4,5,7]
BusinesSolver.com, Inc.	First Lien Term Loan	10.20%	SOFR	550	12/1/2027	USD	12,267,414	12,152,706	12,145,577	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
CAI TopCo, LLC	First Lien Term Loan	10.12%	SOFR	525	12/13/2028	USD	6,859,649	$6,772,207	$6,765,617	[1,4,5]
Captify Intermediate Holdings Corp.	Delayed Draw	10.06%, 3.50% PIK	SOFR	500	7/12/2026	USD	2,464,106	2,427,356	2,325,514	[1,4,5,8]
Captify Intermediate Holdings Corp.	First Lien Term Loan	10.45%, 3.50% PIK	SOFR	500	7/12/2026	USD	8,531,250	8,472,487	8,081,257	[1,4,5,8]
CB Buyer, Inc.	Delayed Draw	1.00%			7/1/2031	USD	7,188,897	(70,629)	—	[1,3,4]
CB Buyer, Inc.	First Lien Term Loan	9.85%	SOFR	525	7/1/2031	USD	25,518,364	25,269,353	25,418,219	[1,4,5]
CB Buyer, Inc.	Revolver	0.50%			7/1/2031	USD	2,803,398	(27,054)	(11,002)[1,3,4]
Cdata Software, Inc.	Delayed Draw	10.35%	SOFR	575	7/18/2030	USD	3,041,086	713,276	712,384	[1,4,5,7]
Cdata Software, Inc.	First Lien Term Loan	10.35%	SOFR	575	7/18/2030	USD	32,843,726	32,282,411	32,268,961	[1,4,5]
Cdata Software, Inc.	Revolver	0.50%			7/18/2030	USD	3,649,303	(61,741)	(63,863)[1,3,4]
CEB Acquisitionco, LLC	First Lien Term Loan	10.45%	SOFR	550	12/21/2027	USD	4,943,750	4,880,076	4,780,376	[1,4,5]
Cedar Services Group, LLC, Pine Services Group, LLC	Delayed Draw	9.84%	SOFR	525	10/4/2030	USD	20,000,000	360,013	341,270	[1,4,5,7]
Cedar Services Group, LLC, Pine Services Group, LLC	Delayed Draw	10.35%	SOFR	575	10/4/2030	USD	4,454,230	4,392,118	4,543,314	[1,4,5]
Cedar Services Group, LLC, Pine Services Group, LLC	First Lien Term Loan	10.35%	SOFR	575	10/4/2030	USD	10,510,766	10,338,477	10,518,799	[1,4,5]
Chase Intermediate, LLC	Delayed Draw	10.00%	SOFR	475	8/31/2030	USD	45,000,000	17,715,375	18,143,758	[1,4,5,7]
Chase Intermediate, LLC	Revolver	10.28%	SOFR	500	8/31/2030	USD	2,250,000	250,000	239,863	[1,4,5,7]
Cleo Communications Holding, LLC	First Lien Term Loan	10.45%	SOFR	550	6/7/2027	USD	12,827,850	12,699,571	12,730,279	[1,4,5]
Cleo Communications Holding, LLC	Revolver	0.50%			6/7/2027	USD	2,140,000	(21,400)	(16,277)[1,3,4]
Cloud Software Group, Inc.	First Lien Term Loan	9.83%	SOFR	450	3/22/2031	USD	1,273,938	1,264,779	1,278,887	[1,5,6]
Cloud Software Group, Inc.	First Lien Term Loan	8.60%	SOFR	400	3/30/2029	USD	1,614,225	1,548,491	1,601,965	[1,4,5,6]
Computer Services, Inc.	First Lien Term Loan	9.69%	SOFR	475	9/17/2031	USD	1,505,878	1,490,876	1,490,819	[1,4,5,6]
Conservice Midco, LLC	Second Lien Term Loan	10.10%	SOFR	525	5/13/2028	USD	2,631,579	2,618,426	2,631,579	[1,4,5]
Contractual Buyer, LLC	Revolver	0.50%			10/10/2029	USD	3,000,000	(75,000)	(3,613)[1,3,4]
Contractual Buyer, LLC	First Lien Term Loan	11.06%	SOFR	600	10/10/2030	USD	26,184,375	25,591,077	26,200,086	[1,4,5]
Corel Corporation	First Lien Term Loan	10.16%	SOFR	500	7/2/2026	USD	4,190,426	4,109,053	4,104,522	[1,5]
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw	10.60%	SOFR	600	4/16/2030	USD	10,000,000	1,552,432	1,547,171	[1,4,5,7]
Coupa Holdings, LLC	Revolver	0.50%			2/27/2029	USD	3,076,772	—	—	[1,3,4]
Coupa Holdings, LLC	Delayed Draw	1.00%			2/27/2030	USD	2,167,258	—	—	[1,3,4]
Coupa Holdings, LLC	First Lien Term Loan	10.75%	SOFR	550	2/27/2030	USD	45,004,931	44,495,128	45,004,931	[1,4,5]
Coupa Holdings, LLC	Delayed Draw	1.00%			2/28/2029	USD	1,851,039	—	—	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
CPEX Purchaser, LLC	Delayed Draw	11.06%	SOFR	600	3/5/2034	USD	828,252	$227,090	$227,090	[1,4,5,7]
CPEX Purchaser, LLC	First Lien Term Loan	10.60%	SOFR	600	3/5/2034	USD	7,342,657	7,200,558	7,200,028	[1,4,5]
CPEX Purchaser, LLC	Revolver	0.50%			3/5/2034	USD	2,181,818	(41,109)	(42,381)[1,3,4]
Crewline Buyer, Inc.	First Lien Term Loan	11.35%	SOFR	675	11/8/2030	USD	50,010,651	48,866,820	49,900,398	[1,4,5]
Crewline Buyer, Inc.	Revolver	0.50%			11/8/2030	USD	5,222,499	(114,273)	(11,514)[1,3,4]
Cyara AcquisitionCo, LLC	First Lien Term Loan	10.35%	SOFR	575	6/28/2029	USD	2,942,675	2,915,007	2,910,023	[1,4,5]
DataLink, LLC	First Lien Term Loan	12.15%	SOFR	675	11/20/2026	USD	6,045,968	5,940,081	863,552	[1,4,5]
DataLink, LLC	Revolver	0.50%			11/20/2026	USD	846,774	—	(725,828)[1,3,4]
DCert Buyer, Inc.	Second Lien Term Loan	11.85%	SOFR	700	2/24/2029	USD	12,500,000	12,468,769	10,857,188	[1,5]
Denali Bidco, Ltd.	Delayed Draw	1.00%			8/29/2030	GBP	2,782,931	(343,524)	(72,349)[1,2,3,4]
Denali Bidco, Ltd.	Delayed Draw	9.35%	EURIBOR	600	8/29/2030	EUR	2,168,275	2,282,945	2,428,931	[1,2,4,5]
Denali Bidco, Ltd.	First Lien Term Loan	8.85%	EURIBOR	550	8/29/2030	EUR	3,042,672	3,180,671	3,320,908	[1,2,4,5]
Denali Bidco, Ltd.	First Lien Term Loan	9.35%	EURIBOR	600	8/29/2030	EUR	1,818,182	1,923,134	2,016,504	[1,2,4,5]
Denali Bidco, Ltd.	First Lien Term Loan	10.95%	SONIA	600	8/29/2030	GBP	5,343,228	6,584,040	7,106,169	[1,2,4,5]
Denali Holdco LLC	Delayed Draw	1.00%			9/15/2028	USD	471,775	(4,601)	(4,657)[1,3,4,6]
Denali Holdco LLC	First Lien Term Loan	10.58%	SOFR	475	9/15/2028	USD	889,005	883,882	883,787	[1,4,5,6]
Denali Holdco LLC	Revolver	0.50%			9/15/2028	USD	174,702	(997)	(1,025)[1,3,4,6]
Diamondback Acquisition, Inc.	First Lien Term Loan	10.45%	SOFR	550	9/13/2028	USD	24,496,222	24,171,488	24,258,441	[1,4,5]
Diligent Corporation	Delayed Draw	11.21%	SOFR	575	8/24/2025	USD	869,216	853,600	863,387	[1,4,5]
Diligent Corporation	First Lien Term Loan	10.09%	SOFR	500	8/4/2025	USD	10,088,000	9,987,156	10,020,350	[1,4,5]
Diligent Corporation	Delayed Draw	1.00%			8/4/2030	USD	6,234,070	(43,660)	(41,805)[1,3,4,6]
Diligent Corporation	First Lien Term Loan	10.09%	SOFR	500	8/4/2030	USD	19,202,220	19,065,119	19,073,451	[1,4,5,6]
Diligent Corporation	Revolver	0.50%			8/4/2030	USD	2,849,814	(19,959)	(19,111)[1,3,4,6]
Disco Parent, LLC	First Lien Term Loan	12.56%	SOFR	750	3/30/2029	USD	3,313,901	3,245,809	3,281,733	[1,4,5]
Disco Parent, LLC	Revolver	0.50%			3/30/2029	USD	331,390	(8,285)	(3,217)[1,3,4]
Dorado Bidco, Inc.	Delayed Draw	1.00%			9/12/2031	USD	458,429	(4,567)	(4,584)[1,3,4,6]
Dorado Bidco, Inc.	First Lien Term Loan	9.08%	SOFR	450	9/12/2031	USD	470,850	466,166	466,142	[1,4,5,6]
Dorado Bidco, Inc.	Revolver	0.50%			9/12/2031	USD	121,920	(1,210)	(1,219)[1,3,4,6]
Dragon Bidco	First Lien Term Loan	10.14%	EURIBOR	650	4/27/2028	EUR	9,300,000	9,560,611	10,351,737	[1,2,4,5]
Drivecentric Holdings, LLC	First Lien Term Loan	9.87%	SOFR	475	8/15/2031	USD	1,411,952	1,398,007	1,401,831	[1,4,5,6]
Drivecentric Holdings, LLC	Revolver	0.50%			8/15/2031	USD	199,016	(1,955)	(1,427)[1,3,4,6]
DT Intermediate Holdco	Delayed Draw	1.00%			2/24/2028	USD	8,489,450	(84,761)	(84,894)[1,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Dwyer Instruments, Inc.	Delayed Draw	1.00%			7/21/2027	USD	2,277,763	$(40,885)	$—	[1,3,4,6]
Dwyer Instruments, Inc.	Delayed Draw	10.45%	SOFR	575	7/21/2027	USD	1,903,352	1,865,285	1,903,352	[1,4,5,6]
Dwyer Instruments, Inc.	First Lien Term Loan	10.45%	SOFR	575	7/21/2027	USD	16,640,636	16,451,164	16,640,636	[1,4,5]
Dwyer Instruments, Inc.	First Lien Term Loan	10.45%	SOFR	575	7/21/2027	USD	1,953,979	1,921,726	1,953,979	[1,4,5,6]
Dwyer Instruments, Inc.	Revolver	0.50%			7/21/2027	USD	2,877,190	—	—	[1,3,4,6]
Eagleview Technology	Second Lien Term Loan	12.25%	SOFR	750	8/14/2026	USD	3,659,574	3,590,762	3,654,407	[1,4,5]
Echo Purchaser, Inc.	Delayed Draw	1.00%			11/17/2029	USD	844,769	(15,704)	—	[1,3,4,6]
Echo Purchaser, Inc.	First Lien Term Loan	10.75%	SOFR	550	11/17/2029	USD	4,623,000	4,540,387	4,623,000	[1,4,5,6]
Echo Purchaser, Inc.	Revolver	12.50%	PRIME	450	11/17/2029	USD	536,545	11,498	21,462	[1,4,5,6,7]
Eclipse Buyer, Inc.	Delayed Draw	1.00%			9/6/2031	USD	1,950,185	(19,487)	(19,502)[1,3,4]
Eclipse Buyer, Inc.	Delayed Draw	1.00%			9/6/2031	USD	9,463,230	(94,174)	(23,040)[1,3,4,6]
Eclipse Buyer, Inc.	First Lien Term Loan	9.35%	SOFR	475	9/6/2031	USD	55,833,062	55,278,519	55,421,608	[1,4,5,6]
Eclipse Buyer, Inc.	First Lien Term Loan	9.74%	SOFR	475	9/6/2031	USD	11,506,089	11,391,153	11,391,028	[1,4,5,6]
Eclipse Buyer, Inc.	Revolver	0.50%			9/6/2031	USD	4,876,893	(48,298)	(35,940)[1,3,4,6]
Edmunds GovTech, Inc.	Revolver	0.50%			2/26/2030	USD	500	(9)	(10)[1,3,4,6]
Edmunds GovTech, Inc.	Revolver	9.33%	SOFR	400	2/26/2030	USD	500	491	490	[1,4,5,6]
Edmunds GovTech, Inc.	Delayed Draw	1.00%			2/26/2031	USD	11,852,476	(227,135)	(233,610)[1,3,4,6]
Edmunds GovTech, Inc.	First Lien Term Loan	9.60%	SOFR	500	2/26/2031	USD	10,272,141	10,078,687	10,069,679	[1,4,5,6]
Elemica Parent, Inc.	First Lien Term Loan	10.75%	SOFR	550	5/17/2031	USD	847,818	844,169	847,818	[1,4,5,6]
Elemica Parent, Inc.	Revolver	10.98%	SOFR	550	5/17/2031	USD	556,877	496,415	501,189	[1,4,5,6,7]
Enverus Holdings, Inc.	Delayed Draw	1.00%			12/22/2029	USD	2,265,810	(31,853)	—	[1,3,4]
Enverus Holdings, Inc.	Delayed Draw	1.00%			12/22/2029	USD	2,329,184	(43,747)	—	[1,3,4,6]
Enverus Holdings, Inc.	First Lien Term Loan	10.35%	SOFR	550	12/22/2029	USD	45,202,911	44,588,906	45,202,911	[1,4,5]
Enverus Holdings, Inc.	First Lien Term Loan	10.35%	SOFR	550	12/22/2029	USD	46,467,233	45,619,085	46,467,233	[1,4,5,6]
Enverus Holdings, Inc.	Revolver	0.50%			12/22/2029	USD	805,208	(48,727)	—	[1,3,4,6]
Enverus Holdings, Inc.	Revolver	10.34%	SOFR	550	12/22/2029	USD	2,832,774	73,041	123,164	[1,4,5,6,7]
Enverus Holdings, Inc.	Revolver	10.35%	SOFR	550	12/22/2029	USD	36,600	34,376	36,600	[1,4,5,6]
Enverus Holdings, Inc.	Revolver	10.35%	SOFR	550	12/22/2029	USD	3,365,899	93,919	138,010	[1,4,5,7]
Enverus Holdings, Inc.	Revolver	10.35%	SOFR	550	12/22/2029	USD	73,361	72,401	73,361	[1,4,5]
Enverus Holdings, Inc.	Revolver	10.36%	SOFR	550	12/22/2029	USD	79,882	77,686	79,882	[1,4,5,6]
Enverus Holdings, Inc.	Revolver	10.75%	SOFR	550	12/22/2029	USD	8,712	8,597	8,712	[1,4,5]
ESG Investments, Inc.	Delayed Draw	9.25%	SOFR	450	3/11/2028	USD	7,975,848	5,405,423	5,467,193	[1,4,5,7]
ESG Investments, Inc.	First Lien Term Loan	9.25%	SOFR	450	3/11/2028	USD	15,186,161	15,034,299	15,152,681	[1,4,5]
ESG Investments, Inc.	Revolver	0.50%			9/11/2027	USD	2,142,857	(21,429)	(4,724)[1,3,4]
Evergreen Services Group II	Delayed Draw	10.35%	SOFR	575	10/4/2030	USD	20,105,904	19,804,316	20,508,022	[1,4,5]
Evergreen Services Group II	First Lien Term Loan	10.35%	SOFR	575	10/4/2030	USD	24,875,003	24,501,878	25,372,503	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Evergreen Services Group II	Revolver	10.35%	SOFR	575	10/4/2030	USD	4,861,111	$652,778	$652,778	[1,4,5,7]
FBF Investments Limited	First Lien Term Loan	12.10%	SOFR	750	12/29/2026	USD	7,000,000	6,940,376	6,787,096	[1,4,5]
Financial-Information-Technologies, LLC	First Lien Term Loan	9.20%	SOFR	450	1/22/2029	USD	23,500,000	23,075,645	23,500,000	[1,4,5]
Financial-Information-Technologies, LLC	First Lien Term Loan	9.85%	SOFR	525	12/15/2030	USD	15,000,000	14,792,767	15,136,500	[1,4,5]
Finastra USA, Inc.	First Lien Term Loan	12.18%	SOFR	725	9/13/2029	USD	66,006,124	64,847,020	64,979,381	[1,4,5]
Finastra USA, Inc.	First Lien Term Loan	12.18%	SOFR	725	9/13/2029	USD	8,113,366	7,970,890	7,987,160	[1,4,5,6]
Finastra USA, Inc.	Revolver	0.50%			9/13/2029	USD	6,864,661	(137,293)	(106,782)[1,3,4]
Finastra USA, Inc.	Revolver	0.50%			9/13/2029	USD	845,864	(16,917)	(13,158)[1,3,4,6]
FSS Buyer LLC	Revolver	0.50%			8/31/2027	USD	1,610,390	—	—	[1,3,4]
FSS Buyer LLC	First Lien Term Loan	9.85%	SOFR	500	8/31/2028	USD	26,769,683	26,449,597	26,769,683	[1,4,5]
Fullsteam Operations LLC	Delayed Draw	1.00%			11/27/2029	USD	3,639,633	(53,621)	(39,079)[1,3,4]
Fullsteam Operations LLC	Delayed Draw	13.46%	SOFR	825	11/27/2029	USD	647,771	629,882	657,488	[1,4,5]
Fullsteam Operations LLC	Delayed Draw	13.74%	SOFR	825	11/27/2029	USD	1,499,818	1,458,557	1,522,314	[1,4,5]
Fullsteam Operations LLC	First Lien Term Loan	13.46%	SOFR	825	11/27/2029	USD	5,015,593	4,879,087	5,090,826	[1,4,5]
Fullsteam Operations LLC	Revolver	0.50%			11/27/2029	USD	280,593	(7,263)	—	[1,3,4]
Gainsight, Inc.	First Lien Term Loan	11.40% PIK	SOFR	600	7/30/2027	USD	26,332,099	25,350,409	25,496,372	[1,4,5,7,8]
Gainsight, Inc.	Revolver	11.40% PIK	SOFR	600	7/30/2027	USD	2,771,893	1,421,893	1,415,782	[1,4,5,7,8]
Gigamon, Inc.	First Lien Term Loan	11.19%	SOFR	575	3/9/2029	USD	11,613	11,396	11,601	[1,4,5]
Goldcup 25952 AB	First Lien Term Loan	8.50%	STIBOR	500	8/18/2027	SEK	11,250,000	1,268,200	1,029,600	[1,2,4,5,6]
GovBrands Intermediate, Inc.	Delayed Draw	10.25%	SOFR	550	8/4/2027	USD	1,907,100	1,901,236	1,846,619	[1,4,5]
GovBrands Intermediate, Inc.	First Lien Term Loan	10.25%	SOFR	550	8/4/2027	USD	8,476,310	8,391,547	8,207,498	[1,4,5]
GovBrands Intermediate, Inc.	Revolver	10.25%	SOFR	550	8/4/2027	USD	917,000	315,856	286,774	[1,4,5,7]
Govcio Buyer Co.	First Lien Term Loan	10.31%	SOFR	500	7/9/2031	USD	62,500	61,730	61,812	[1,4,5]
GovDelivery Holdings, LLC	Delayed Draw	7.85%, 2.25% PIK	SOFR	300	1/17/2030	USD	9,000,000	6,397,395	6,404,514	[1,4,5,7,8]
GovDelivery Holdings, LLC	Delayed Draw	7.85%, 2.25% PIK	SOFR	300	1/17/2031	USD	10,306,741	8,806,694	8,811,895	[1,4,5,6,7,8]
GovDelivery Holdings, LLC	Delayed Draw	8.75%, 2.25% PIK	SOFR	350	1/17/2031	USD	10,020,439	9,935,447	9,928,472	[1,4,5,8]
GovDelivery Holdings, LLC	First Lien Term Loan	8.75%, 2.25% PIK	SOFR	350	1/17/2031	USD	58,676,400	58,132,040	58,137,878	[1,4,5,8]
GovDelivery Holdings, LLC	First Lien Term Loan	8.75%, 2.25% PIK	SOFR	350	1/17/2031	USD	38,397,770	38,042,115	38,045,361	[1,4,5,6,8]
GovDelivery Holdings, LLC	Revolver	0.50%			1/17/2031	USD	7,092,105	(63,877)	(65,090)[1,3,4]
GovDelivery Holdings, LLC	Revolver	0.50%			1/17/2031	USD	4,334,657	(39,297)	(39,783)[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
GovDelivery Holdings, LLC	Revolver	10.10%	PRIME	525	1/17/2031	USD	270,175	$267,697	$267,696	[1,4,5]
GovDelivery Holdings, LLC	Revolver	10.10%	SOFR	525	1/17/2031	USD	160,543	159,061	159,069	[1,4,5,6]
GovDelivery Holdings, LLC	Revolver	10.50%	SOFR	525	1/17/2031	USD	1,080,703	1,070,884	1,070,783	[1,4,5]
GovDelivery Holdings, LLC	Revolver	10.50%	SOFR	525	1/17/2031	USD	521,764	517,005	516,976	[1,4,5,6]
GovernmentJobs.com, Inc.	First Lien Term Loan	9.60%	SOFR	500	12/1/2028	USD	8,644,850	8,560,978	8,564,661	[1,4,5,6]
GovernmentJobs.com, Inc.	First Lien Term Loan	9.60%	SOFR	500	12/2/2027	USD	228,983	226,787	226,859	[1,4,5,6]
GovernmentJobs.com, Inc.	Revolver	0.50%			12/2/2027	USD	1,264,680	(12,032)	(11,731)[1,3,4,6]
Govos, Inc.	First Lien Term Loan	10.75%	SOFR	600	7/25/2029	USD	9,968,000	9,774,085	9,808,512	[1,4,5]
Govos, Inc.	Revolver	0.50%			7/25/2029	USD	498,000	(9,599)	(9,960)[1,3,4]
GraphPAD Software, LLC	Delayed Draw	9.60%	SOFR	475	6/28/2031	USD	1,674,418	152,928	163,902	[1,4,5,6,7]
GraphPAD Software, LLC	First Lien Term Loan	9.35%	SOFR	475	6/28/2031	USD	6,697,676	6,638,983	6,683,515	[1,4,5,6]
GraphPAD Software, LLC	Revolver	0.50%			6/28/2031	USD	627,906	(5,441)	(1,328)[1,3,4,6]
Gray Matter Systems	Delayed Draw	1.00%			5/1/2030	USD	609,400	(11,779)	(12,188)[1,3,4]
Gray Matter Systems	First Lien Term Loan	9.85%	SOFR	525	5/1/2030	USD	1,662,000	1,630,428	1,628,760	[1,4,5]
Gray Matter Systems	Revolver	0.50%			5/1/2030	USD	466,500	(8,698)	(9,330)[1,3,4]
GS Acquisitionco, Inc.	First Lien Term Loan	9.85%	SOFR	525	5/25/2026	USD	8,124,131	8,091,908	8,085,069	[1,4,5]
GS Acquisitionco, Inc.	Delayed Draw	10.54%	SOFR	525	5/25/2028	USD	4,200,000	2,795,545	2,793,806	[1,4,5,7]
GS Acquisitionco, Inc.	First Lien Term Loan	9.85%	SOFR	525	5/25/2028	USD	24,910,254	24,805,181	24,790,482	[1,4,5]
GS Acquisitionco, Inc.	Revolver	9.85%	SOFR	525	5/25/2028	USD	1,740,589	649,543	645,438	[1,4,5,7]
GS XX Corporation	First Lien Term Loan	9.35%	SOFR	475	4/19/2029	USD	2,216,000	2,174,765	2,171,680	[1,4,5]
GS XX Corporation	Revolver	0.50%			4/19/2029	USD	311,000	(5,671)	(6,220)[1,3,4]
GTCR F Buyer Corp.	Revolver	0.50%			9/6/2029	USD	1,000	(25)	—	[1,3,4,6]
GTCR F Buyer Corp.	Delayed Draw	11.33%	SOFR	600	9/6/2030	USD	486,533	226,457	235,482	[1,4,5,6,7]
GTCR F Buyer Corp.	First Lien Term Loan	11.33%	SOFR	600	9/6/2030	USD	1,549,121	1,514,386	1,549,121	[1,4,5,6]
GuidePoint Security Holdings, LLC	Delayed Draw	1.00%			10/2/2029	USD	704,963	(7,050)	—	[1,3,4,6]
GuidePoint Security Holdings, LLC	First Lien Term Loan	11.25%	SOFR	600	10/2/2029	USD	2,712,228	2,664,465	2,712,228	[1,4,5,6]
GuidePoint Security Holdings, LLC	Revolver	0.50%			10/2/2029	USD	477,364	—	—	[1,3,4,6]
HealthEdge Software, Inc.	Delayed Draw	1.00%			7/16/2031	USD	278,946	(2,749)	(2,713)[1,3,4,6]
HealthEdge Software, Inc.	Delayed Draw	1.00%			7/16/2031	USD	1,472,000	(14,542)	(14,319)[1,3,4]
HealthEdge Software, Inc.	First Lien Term Loan	9.85%	SOFR	475	7/16/2031	USD	3,336,000	3,303,445	3,303,550	[1,4,5]
HealthEdge Software, Inc.	First Lien Term Loan	10.09%	SOFR	475	7/16/2031	USD	632,277	626,083	626,127	[1,4,5,6]
HealthEdge Software, Inc.	Revolver	0.50%			7/16/2031	USD	124,134	(1,205)	(1,207)[1,3,4,6]
HealthEdge Software, Inc.	Revolver	0.50%			7/16/2031	USD	442,000	(4,313)	(4,299)[1,3,4]
Heavy Construction Systems Specialist, LLC	First Lien Term Loan	9.85%	SOFR	525	11/16/2028	USD	19,700,000	19,457,412	19,686,128	[1,4,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Heavy Construction Systems Specialist, LLC	First Lien Term Loan	9.85%	SOFR	525	11/16/2028	USD	11,930,424	$11,821,714	$11,930,424	[1,4,5,6]
Help Systems Holdings, Inc.	First Lien Term Loan	8.95%	SOFR	400	11/19/2026	USD	9,605,027	9,533,068	9,184,807	[1,5]
Help Systems Holdings, Inc.	Second Lien Term Loan	11.70%	SOFR	675	11/19/2027	USD	10,000,000	10,000,019	8,075,000	[1,5]
Homecare Software Solutions LLC	Delayed Draw	10.10%	SOFR	500	6/14/2031	USD	3,679,245	3,643,274	3,642,329	[1,4,5]
Homecare Software Solutions LLC	First Lien Term Loan	10.10%	SOFR	500	6/14/2031	USD	26,587,234	26,324,459	26,321,027	[1,4,5]
Homecare Software Solutions LLC	Revolver	0.50%			6/14/2031	USD	1,415,094	(13,561)	(14,199)[1,3,4]
HPS Technology	Delayed Draw	9.73%	BBSW	525	3/9/2029	AUD	2,835,714	1,909,558	1,960,397	[1,2,4,5,6]
HPS Technology	Delayed Draw	10.26%	SONIA	495	3/9/2029	GBP	20,694,840	25,132,218	27,666,899	[1,2,4,5,6]
HPS Technology	First Lien Term Loan	10.26%	SONIA	495	9/15/2027	GBP	7,523,888	9,914,633	10,058,674	[1,2,4,5,6]
HPS Technology	First Lien Term Loan	10.99%	SONIA	575	9/30/2026	GBP	14,442,519	19,341,984	18,998,363	[1,2,4,5,6]
HS4 Acquisitonco Inc.	First Lien Term Loan	10.70%	SOFR	575	7/9/2025	USD	1,940,000	1,926,147	1,892,060	[1,4,5]
Hyland Software, Inc.	Revolver	0.50%			9/19/2029	USD	2,262,444	(33,936)	(30,787)[1,3,4]
Hyland Software, Inc.	Revolver	0.50%			9/19/2029	USD	397,058	(5,956)	(5,403)[1,3,4,6]
Hyland Software, Inc.	First Lien Term Loan	10.85%	SOFR	600	9/19/2030	USD	47,498,869	46,786,386	46,852,505	[1,4,5]
Hyland Software, Inc.	First Lien Term Loan	10.85%	SOFR	600	9/19/2030	USD	8,559,927	8,431,528	8,443,444	[1,4,5,6]
Icefall Parent, Inc.	First Lien Term Loan	11.35%	SOFR	650	1/26/2030	USD	18,582,499	18,240,629	18,216,242	[1,4,5,6]
Icefall Parent, Inc.	Revolver	0.50%			1/26/2030	USD	1,620,040	(28,798)	(31,931)[1,3,4,6]
Imagine Acquisitionco, Inc.	First Lien Term Loan	10.20%	SOFR	500	11/16/2027	USD	7,071,945	7,001,226	7,071,945	[1,4,5]
Imagine Acquisitionco, Inc.	Revolver	0.50%			11/16/2027	USD	1,157,556	(11,576)	—	[1,3,4]
Infinite Bidco LLC	First Lien Term Loan	11.64%	CME	625	3/2/2028	USD	16,730,151	16,352,943	16,271,353	[1,4,5]
INTEL 471, Inc.	Delayed Draw	1.00%			9/27/2028	USD	9,687,500	(138,670)	(94,035)[1,3,4]
INTEL 471, Inc.	First Lien Term Loan	10.51%	SOFR	525	9/27/2028	USD	5,812,500	5,731,666	5,756,079	[1,4,5]
Internet Truckstop Group, LLC	First Lien Term Loan	10.98%	SOFR	550	3/18/2029	USD	876,074	867,693	867,570	[1,4,5,6]
Internet Truckstop Group, LLC	Revolver	0.50%			3/18/2029	USD	113,670	(1,073)	(1,103)[1,3,4,6]
Invicti Intermediate 2, LLC	Revolver	0.50%			11/16/2027	USD	1,090,909	(21,818)	(29,686)[1,3,4,6]
IQN Holding Corp.	Revolver	10.31%	SOFR	525	5/2/2028	USD	1,540,106	319,377	359,357	[1,4,5,7]
IQN Holding Corp.	Delayed Draw	1.00%			5/2/2029	USD	1,262,567	—	—	[1,3,4]
IQN Holding Corp.	First Lien Term Loan	10.31%	SOFR	525	5/2/2029	USD	7,250,321	7,174,142	7,250,321	[1,4,5]
Ivanti Software, Inc.	Second Lien Term Loan	12.83%	SOFR	725	12/1/2028	USD	7,000,000	6,824,637	4,565,990	[1,5]
Jigsaw Bidco AS	First Lien Term Loan	11.99%, 0.45% PIK	NOK	725	4/29/2025	NOK$	14,964,661	1,635,472	1,408,439	[1,2,4,5,6,8]
Kaseya, Inc.	Delayed Draw	10.75%	SOFR	550	6/23/2029	USD	4,103,769	1,012,994	1,094,407	[1,4,5,7]
Kaseya, Inc.	First Lien Term Loan	10.75%	SOFR	550	6/23/2029	USD	68,225,693	67,223,693	68,907,950	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Kaseya, Inc.	Revolver	10.10%	SOFR	550	6/23/2029	USD	4,106,520	$1,036,009	$1,036,009	[1,4,5,7]
KPA Parent Holdings, LLC	First Lien Term Loan	10.70%	SOFR	575	7/19/2026	USD	8,418,948	8,299,916	8,418,948	[1,4,5,6]
KPA Parent Holdings, LLC	Revolver	0.50%			7/19/2026	USD	1,301,731	(17,501)	—	[1,3,4,6]
LeadsOnline, LLC	First Lien Term Loan	9.45%	SOFR	475	2/7/2028	USD	1,465,000	1,458,282	1,457,086	[1,4,5]
LeadsOnline, LLC	First Lien Term Loan	10.17%	SOFR	475	2/7/2028	USD	14,945,875	14,609,020	14,865,132	[1,4,5]
LeadsOnline, LLC	Revolver	0.50%			2/7/2028	USD	1,176,470	—	(6,356)[1,3,4]
LeadVenture, Inc.	Delayed Draw	1.00%			2/28/2026	USD	2,514,887	(41,198)	(23,910)[1,3,4]
LeadVenture, Inc.	First Lien Term Loan	9.85%	SOFR	500	2/28/2026	USD	23,832,055	23,669,790	23,605,471	[1,4,5]
LeadVenture, Inc.	Revolver	9.85%	SOFR	500	2/28/2026	USD	2,584,307	1,550,584	1,526,013	[1,4,5,7]
LeadVenture, Inc.	Delayed Draw	10.10%	SOFR	500	8/28/2026	USD	12,224,307	3,655,505	3,658,644	[1,4,5,7]
LeadVenture, Inc.	Revolver	0.50%			8/28/2026	USD	3,791,844	(36,405)	(36,051)[1,3,4]
Leantaas Holdings, Inc.	Delayed Draw	1.00%			7/11/2030	USD	924,129	(8,920)	(9,084)[1,3,4,6]
LeaseCrunch, LLC	Delayed Draw	1.00%			5/24/2029	USD	1,470,000	(24,840)	(12,200)[1,3,4]
LeaseCrunch, LLC	First Lien Term Loan	9.75%	SOFR	500	5/24/2029	USD	2,940,000	2,891,336	2,897,152	[1,4,5]
LeaseCrunch, LLC	Revolver	0.50%			5/24/2029	USD	735,000	(11,971)	(12,550)[1,3,4]
Litera Bidco LLC	Delayed Draw	1.00%			5/1/2028	USD	7,190,869	(10,237)	(26,440)[1,3,4]
Litera Bidco LLC	Delayed Draw	1.00%			5/1/2028	USD	3,542,001	(9,784)	(13,024)[1,3,4,6]
Litera Bidco LLC	Delayed Draw	9.85%	SOFR	500	5/1/2028	USD	3,643,375	3,634,720	3,629,978	[1,4,5]
Litera Bidco LLC	Delayed Draw	9.85%	SOFR	500	5/1/2028	USD	1,814,474	1,805,979	1,807,803	[1,4,5,6]
Litera Bidco LLC	First Lien Term Loan	9.85%	SOFR	500	5/1/2028	USD	1,857,285	1,848,718	1,847,999	[1,4,5]
Litera Bidco LLC	First Lien Term Loan	9.85%	SOFR	500	5/1/2028	USD	921,166	916,867	916,560	[1,4,5,6]
Litera Bidco LLC	Revolver	0.50%			5/1/2028	USD	341,799	(1,570)	(1,709)[1,3,4,6]
Litera Bidco LLC	First Lien Term Loan	9.85%	SOFR	500	5/29/2026	USD	24,555,017	24,337,886	24,432,243	[1,4,5]
LogicMonitor, Inc.	First Lien Term Loan	11.10%	SOFR	650	5/15/2025	USD	670,391	670,391	670,391	[1,4,5,6]
LogicMonitor, Inc.	First Lien Term Loan	11.10%	SOFR	650	5/15/2026	USD	27,937,888	27,937,888	27,937,888	[1,4,5,6]
LogRhythm, Inc.	First Lien Term Loan	12.10%	SOFR	750	7/2/2029	USD	28,507,732	27,682,474	27,661,833	[1,4,5]
LogRhythm, Inc.	Revolver	0.50%			7/2/2029	USD	2,850,773	(81,399)	(84,590)[1,3,4]
Lytx, Inc.	First Lien Term Loan	10.20%	SOFR	500	2/28/2028	USD	35,000,000	34,499,654	34,995,475	[1,4,5]
Mandolin Technology Intermediate Holdings, Inc.	Second Lien Term Loan	11.25%	SOFR	650	7/30/2029	USD	20,500,000	20,365,000	20,500,000	[1,4,5]
ManTech International Corporation	Revolver	0.50%			9/14/2028	USD	6,744,017	—	—	[1,3,4]
ManTech International Corporation	Delayed Draw	1.00%			9/14/2029	USD	8,616,244	—	—	[1,3,4]
ManTech International Corporation	First Lien Term Loan	10.25%	SOFR	500	9/14/2029	USD	57,069,927	56,074,867	57,069,927	[1,4,5]
Marlin DTC-LS Midco 2, LLC	First Lien Term Loan	11.92%	SOFR	650	7/1/2025	USD	21,352,521	20,839,264	21,038,462	[1,4,5]
Mercury Bidco LLC	Revolver	0.50%			5/31/2029	USD	3,061,225	(71,429)	(29,539)[1,3,4]
Mercury Bidco LLC	First Lien Term Loan	11.00%	SOFR	575	5/31/2030	USD	28,826,531	28,171,949	28,548,597	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
MGT Merger Target, LLC	Revolver	14.00%	PRIME	650	4/10/2028	USD	3,103,448	$1,163,793	$1,163,793	[1,4,5,7]
MGT Merger Target, LLC	Delayed Draw	10.45%	SOFR	585	4/10/2029	USD	13,223,026	5,812,882	5,859,452	[1,4,5,7]
MGT Merger Target, LLC	Delayed Draw	11.71%	SOFR	650	4/10/2029	USD	1,401,006	1,401,006	1,415,016	[1,4,5]
MGT Merger Target, LLC	First Lien Term Loan	10.45%	SOFR	585	4/10/2029	USD	14,289,132	14,027,415	14,071,817	[1,4,5]
MGT Merger Target, LLC	First Lien Term Loan	11.56%	SOFR	650	4/10/2029	USD	24,721,552	24,124,719	24,968,767	[1,4,5]
Mindbody, Inc.	First Lien Term Loan	12.40%	SOFR	700	9/30/2025	USD	7,003,041	6,778,353	6,970,090	[1,4,5]
Mindbody, Inc.	Revolver	0.50%			9/30/2025	USD	1,428,571	—	(6,722)[1,3,4]
MIS Acquisition, LLC	First Lien Term Loan	11.88%	SOFR	675	11/17/2028	USD	34,336,001	33,473,821	33,679,214	[1,4,5]
MIS Acquisition, LLC	Revolver	0.50%			11/17/2028	USD	2,133,333	(53,087)	(37,475)[1,3,4]
Misys Ltd.	First Lien Term Loan	12.18%	SOFR	725	9/13/2029	USD	11,429,576	11,214,733	11,251,785	[1,4,5,6]
Misys Ltd.	Revolver	12.18%	SOFR	725	9/13/2029	USD	1,191,600	530,102	533,394	[1,4,5,6,7]
Monotype Imaging Holdings, Inc.	Delayed Draw	1.00%			2/28/2031	USD	3,448,276	(49,767)	(16,872)[1,3,4,6]
Monotype Imaging Holdings, Inc.	First Lien Term Loan	10.56%	SOFR	550	2/28/2031	USD	41,379,310	40,791,183	41,176,844	[1,4,5,6]
Monotype Imaging Holdings, Inc.	Revolver	0.50%			2/28/2031	USD	5,172,414	(71,648)	(25,308)[1,3,4,6]
Mountain Parent, Inc.	Delayed Draw	1.00%			6/27/2031	USD	18,523,627	(181,774)	(185,236)[1,3,4]
Mountain Parent, Inc.	First Lien Term Loan	10.34%	SOFR	500	6/27/2031	USD	90,765,773	89,881,261	89,858,115	[1,4,5]
Mountain Parent, Inc.	Revolver	0.50%			6/27/2031	USD	9,879,268	(95,168)	(98,793)[1,3,4]
MyComplianceoffice, Inc.	First Lien Term Loan	12.10%	SOFR	750	12/29/2026	USD	1,638,298	1,590,999	1,588,469	[1,4,5]
Navex TopCo, Inc.	First Lien Term Loan	10.60%	SOFR	550	11/8/2030	USD	40,407,220	39,666,927	40,407,220	[1,4,5,6]
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	10.56%	SOFR	550	6/9/2029	USD	10,329,979	943,393	1,105,000	[1,4,5,7]
Netwrix Corporation And Concept Searching, Inc.	First Lien Term Loan	10.56%	SOFR	550	6/9/2029	USD	46,243,140	45,809,275	46,243,140	[1,4,5]
Netwrix Corporation And Concept Searching, Inc.	Revolver	0.50%			6/9/2029	USD	2,870,000	—	—	[1,3,4]
New Era Merger Sub, Inc.	Delayed Draw	11.00%	SOFR	625	10/31/2026	USD	3,897,421	3,785,917	3,847,894	[1,4,5]
New Era Merger Sub, Inc.	First Lien Term Loan	11.00%	SOFR	625	10/31/2026	USD	3,029,445	2,969,361	2,990,947	[1,4,5]
New Era Merger Sub, Inc.	Revolver	11.68%	SOFR	625	10/31/2026	USD	376,426	301,141	296,357	[1,4,5,7]
North Star Acquisitionco LLC	Delayed Draw	9.60%	SOFR	500	5/3/2029	USD	1,831,999	1,779,316	1,827,960	[1,4,5,6]
North Star Acquisitionco LLC	First Lien Term Loan	9.60%	SOFR	500	5/3/2029	USD	20,000,844	19,670,455	19,956,750	[1,4,5,6]
North Star Acquisitionco LLC	Revolver	9.67%	SOFR	500	5/3/2029	USD	2,198,398	1,149,838	1,188,959	[1,4,5,6,7]
OEConnection LLC	Delayed Draw	1.00%			4/22/2031	USD	13,625,150	(132,117)	(34,063)[1,3,4]
OEConnection LLC	First Lien Term Loan	10.10%	SOFR	525	4/22/2031	USD	78,480,854	77,729,135	77,892,247	[1,4,5]
OEConnection LLC	Revolver	0.50%			4/22/2031	USD	8,515,718	(80,002)	(63,868)[1,3,4]
Oranje Holdco, Inc.	First Lien Term Loan	12.75%	SOFR	750	2/1/2029	USD	13,036,444	12,772,882	12,808,256	[1,4,5]
Oranje Holdco, Inc.	Revolver	0.50%			2/1/2029	USD	1,629,556	(40,739)	(28,524)[1,3,4]
Oranje Holdco, Inc.	First Lien Term Loan	12.50%	SOFR	725	6/27/2030	USD	13,962,523	13,691,231	13,683,272	[1,4,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
OSP Hamilton Purchaser, LLC	Delayed Draw	10.26%	SOFR	500	12/28/2029	USD	36,897,421	$6,695,529	$7,604,558	[1,4,5,7]
OSP Hamilton Purchaser, LLC	First Lien Term Loan	10.25%	SOFR	500	12/28/2029	USD	48,766,860	47,892,559	49,064,338	[1,4,5]
OSP Hamilton Purchaser, LLC	Revolver	0.50%			12/28/2029	USD	7,000,000	(120,248)	—	[1,3,4]
OSP Lakeside Intermediate Holdings, LLC	First Lien Term Loan	11.71%, 0.75% PIK	SOFR	776	7/31/2026	USD	7,244,681	7,163,567	7,244,681	[1,4,5,8]
Palmetto Technology Group, LLC	Delayed Draw	10.60%	SOFR	575	1/3/2029	USD	1,953,000	1,918,792	1,913,940	[1,4,5]
Palmetto Technology Group, LLC	Delayed Draw	10.71%	SOFR	575	1/3/2029	USD	1,649,700	250,116	246,186	[1,4,5,7]
Palmetto Technology Group, LLC	Delayed Draw	10.83%	SOFR	575	1/3/2029	USD	42,300	41,554	41,454	[1,4,5]
Palmetto Technology Group, LLC	First Lien Term Loan	10.60%	SOFR	575	1/3/2029	USD	1,145,105	1,124,831	1,122,203	[1,4,5]
Palmetto Technology Group, LLC	Revolver	10.35%	SOFR	575	1/3/2029	USD	514,000	386,754	385,500	[1,4,5,7]
Park Place Technologies, LLC	Revolver	10.10%	SOFR	525	3/25/2030	USD	4,598,781	1,232,473	1,232,473	[1,4,5,7]
Park Place Technologies, LLC	Delayed Draw	1.00%			3/25/2031	USD	6,131,708	(59,133)	(42,959)[1,3,4]
Park Place Technologies, LLC	First Lien Term Loan	9.85%	SOFR	525	3/25/2031	USD	39,269,511	38,896,770	38,994,388	[1,4,5]
PC Dreamscape Opco, Inc.	Delayed Draw	10.35%	SOFR	575	4/25/2028	USD	6,513,158	3,143,092	3,223,684	[1,4,5,7]
PC Dreamscape Opco, Inc.	First Lien Term Loan	10.35%	SOFR	575	4/25/2028	USD	11,863,158	11,702,755	11,816,831	[1,4,5]
PC Dreamscape Opco, Inc.	Revolver	0.50%			4/25/2028	USD	1,315,789	—	(5,138)[1,3,4]
PCS Software, Inc.	First Lien Term Loan	10.75%	SOFR	600	1/1/2026	USD	5,156,328	5,123,163	5,122,391	[1,4,5]
PCS Software, Inc.	Revolver	10.75%	SOFR	600	1/1/2026	USD	363,714	157,609	155,215	[1,4,5,7]
PDI TA Holdings, Inc.	Delayed Draw	1.00%			2/1/2031	USD	985,217	(13,872)	—	[1,3,4,6]
PDI TA Holdings, Inc.	Delayed Draw	10.10%	SOFR	525	2/1/2031	USD	7,600,000	2,329,305	2,401,600	[1,4,5,7]
PDI TA Holdings, Inc.	First Lien Term Loan	10.50%	SOFR	525	2/1/2031	USD	20,131,598	19,923,199	20,131,598	[1,4,5,6]
PDI TA Holdings, Inc.	First Lien Term Loan	10.50%	SOFR	525	2/1/2031	USD	20,100,000	19,911,888	20,100,000	[1,4,5]
PDI TA Holdings, Inc.	Revolver	0.50%			2/1/2031	USD	382,471	(5,204)	—	[1,3,4,6]
PDI TA Holdings, Inc.	Revolver	0.50%			2/1/2031	USD	2,300,000	(20,896)	—	[1,3,4]
PDI TA Holdings, Inc.	Delayed Draw	10.10%	SOFR	525	2/3/2031	USD	6,043,026	1,852,004	1,909,596	[1,4,5,6,7]
PDI TA Holdings, Inc.	Revolver	0.50%			2/3/2031	USD	1,812,908	(16,535)	—	[1,3,4,6]
PDQ.com Corporation	First Lien Term Loan	10.05%	SOFR	475	10/12/2029	USD	18,203,748	17,733,984	17,990,629	[1,4,5]
PDQ.com Corporation	Delayed Draw	1.00%			8/27/2027	USD	11,921,850	(119,219)	(139,574)[1,3,4]
PDQ.com Corporation	Delayed Draw	10.00%	SOFR	475	8/27/2027	USD	7,210,588	7,021,052	7,126,171	[1,4,5]
PDQ.com Corporation	First Lien Term Loan	10.00%	SOFR	475	8/27/2027	USD	10,525,882	10,420,999	10,402,651	[1,4,5]
PDQ.com Corporation	Revolver	0.50%			8/27/2027	USD	8,343,653	(30,882)	(97,682)[1,3,4]
Penn TRGRP Holdings, LLC	Delayed Draw	6.35%, 6.00% PIK	SOFR	175	9/29/2030	USD	1,121,046	384,634	368,145	[1,4,5,7,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Penn TRGRP Holdings, LLC	First Lien Term Loan	6.35%, 6.00% PIK	SOFR	175	9/29/2030	USD	42,137,987	$41,393,568	$41,518,208	[1,4,5,8]
Penn TRGRP Holdings, LLC	Revolver	0.50%			9/29/2030	USD	6,289,245	(125,785)	(92,504)[1,3,4]
Perforce Software, Inc.	First Lien Term Loan	9.10%	SOFR	375	7/1/2026	USD	1,166,775	1,143,987	1,164,022	[1,5]
Phoenix 1 Buyer Corporation	Revolver	0.50%			11/20/2029	USD	5,051,639	(87,228)	—	[1,3,4,6]
Phoenix 1 Buyer Corporation	First Lien Term Loan	10.63%	SOFR	550	11/20/2030	USD	21,546,134	21,165,789	21,546,134	[1,4,5,6]
PINC Solutions	Delayed Draw	1.00%			6/18/2030	USD	835,845	(12,247)	(12,538)[1,3,4]
PINC Solutions	First Lien Term Loan	9.85%	SOFR	525	6/18/2030	USD	11,283,910	11,235,139	11,233,430	[1,4,5]
PINC Solutions	Revolver	0.50%			6/18/2030	USD	705,244	(10,083)	(10,579)[1,3,4]
ProcessUnity Holdings, LLC	Delayed Draw	11.35%	SOFR	650	9/24/2028	USD	1,000,000	987,500	1,000,000	[1,4,5]
ProcessUnity Holdings, LLC	First Lien Term Loan	11.35%	SOFR	650	9/24/2028	USD	7,250,000	7,135,666	7,250,000	[1,4,5]
ProcessUnity Holdings, LLC	Revolver	11.35%	SOFR	650	9/24/2028	USD	1,000,000	500,000	500,000	[1,4,5,7]
ProfitSolv Purchaser, Inc.	Delayed Draw	1.00%			3/5/2027	USD	743,104	(7,029)	—	[1,3,4,6]
ProfitSolv Purchaser, Inc.	First Lien Term Loan	10.75%	SOFR	500	3/5/2027	USD	1,208,482	1,197,533	1,208,482	[1,4,5,6]
ProfitSolv Purchaser, Inc.	Revolver	10.75%	SOFR	500	3/5/2027	USD	154,645	86,977	88,369	[1,4,5,6,7]
Project Leopard Holdings, Inc.	First Lien Term Loan	10.60%	SOFR	525	7/20/2029	USD	73,557,165	69,723,294	66,301,119	[1,5,9]
QF Holdings, Inc.	Delayed Draw	10.35%	SOFR	500	12/15/2027	USD	438,597	433,772	436,533	[1,4,5]
QF Holdings, Inc.	First Lien Term Loan	10.35%	SOFR	500	12/15/2027	USD	2,192,982	2,168,860	2,182,664	[1,4,5]
QF Holdings, Inc.	Revolver	10.22%	SOFR	500	12/15/2027	USD	201,754	131,579	130,630	[1,4,5,7]
Quantic Electronics, LLC	Delayed Draw	10.95%	SOFR	625	11/19/2026	USD	6,282,920	6,193,637	6,237,645	[1,4,5]
Quantic Electronics, LLC	First Lien Term Loan	10.95%	SOFR	625	11/19/2026	USD	8,897,397	8,795,154	8,833,281	[1,4,5]
Quantic Electronics, LLC	Revolver	10.95%	SOFR	625	11/19/2026	USD	928,397	464,199	457,509	[1,4,5,7]
Quest Software US Holdings, Inc.	Second Lien Term Loan	12.90%	SOFR	750	2/1/2030	USD	20,000,000	19,700,000	7,268,800	[1,5]
Questel International	First Lien Term Loan	9.50%	EURIBOR	615	12/17/2027	EUR	11,123,835	12,552,332	12,016,106	[1,2,4,5,7]
Rally Buyer, Inc.	Delayed Draw	10.56%	SOFR	575	7/19/2028	USD	5,316,866	5,226,505	5,316,866	[1,4,5]
Rally Buyer, Inc.	First Lien Term Loan	10.56%	SOFR	575	7/19/2028	USD	21,996,818	21,628,690	21,996,818	[1,4,5]
Rally Buyer, Inc.	Revolver	11.03%	SOFR	575	7/19/2028	USD	3,182,180	2,068,417	2,068,417	[1,4,5,7]
Ranger Buyer, Inc.	Revolver	0.50%			11/18/2027	USD	1,923,077	—	(18,588)[1,3,4]
Ranger Buyer, Inc.	First Lien Term Loan	9.60%	SOFR	500	11/18/2028	USD	24,480,769	24,236,820	24,244,141	[1,4,5]
RCS Technology	First Lien Term Loan	11.37%	SOFR	650	2/28/2025	USD	2,095,148	2,079,460	2,076,938	[1,4,5,6]
RCS Technology	Delayed Draw	10.10%	SOFR	525	2/3/2026	USD	339,792	338,089	337,875	[1,4,5,6]
RCS Technology	First Lien Term Loan	10.10%	SOFR	525	2/3/2026	USD	1,890,972	1,872,192	1,880,307	[1,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
RCS Technology	Revolver	10.07%	SOFR	525	2/3/2026	USD	208,333	$90,278	$89,103	[1,4,5,6,7]
Recorded Future, Inc.	Delayed Draw	10.88%	SOFR	575	6/28/2030	USD	1,141,818	267,371	267,352	[1,4,5,7]
Recorded Future, Inc.	First Lien Term Loan	10.60%	SOFR	575	6/28/2030	USD	4,924,090	4,876,344	4,876,797	[1,4,5]
Recorded Future, Inc.	Revolver	0.50%			6/28/2030	USD	535,227	(5,125)	(5,141)[1,3,4]
Redwood Services Group, LLC	Delayed Draw	11.69%	SOFR	625	2/22/2031	USD	6,932,520	421,742	450,546	[1,4,5,7]
Redwood Services Group, LLC	Delayed Draw	11.69%	SOFR	625	6/15/2029	USD	33,736,092	33,061,096	33,617,026	[1,4,5,7]
Redwood Services Group, LLC	First Lien Term Loan	11.69%	SOFR	625	6/15/2029	USD	39,886,575	39,274,511	39,794,651	[1,4,5]
Renaissance Holding Corp.	First Lien Term Loan	9.10%	SOFR	425	4/7/2030	USD	16,971,828	16,207,735	16,984,387	[1,5,6]
Revalize, Inc.	Delayed Draw	11.15%	SOFR	575	4/15/2027	USD	25,069,282	24,856,245	24,489,911	[1,4,5]
Revalize, Inc.	Revolver	11.15%	SOFR	575	4/15/2027	USD	681,000	374,550	358,812	[1,4,5,7]
Ridge Trail US Bidco, Inc.	Revolver	9.35%	SOFR	475	3/30/2031	USD	1,968,504	265,760	265,748	[1,4,5,7]
Ridge Trail US Bidco, Inc.	Delayed Draw	1.00%			9/30/2031	USD	5,905,512	(88,565)	(88,583)[1,3,4]
Ridge Trail US Bidco, Inc.	First Lien Term Loan	9.35%	SOFR	475	9/30/2031	USD	17,125,984	16,869,164	16,869,094	[1,4,5]
Riskonnect Parent, LLC	Delayed Draw	1.00%			12/7/2028	USD	35,000,000	(657,272)	(311,731)[1,3,4]
Riskonnect Parent, LLC	Delayed Draw	10.10%	SOFR	550	12/7/2028	USD	51,237,137	50,087,385	51,433,551	[1,4,5]
Riskonnect Parent, LLC	First Lien Term Loan	10.10%	SOFR	550	12/7/2028	USD	57,698,862	56,568,310	57,826,739	[1,4,5]
Riskonnect Parent, LLC	Revolver	0.50%			12/7/2028	USD	5,140,200	(87,881)	(27,786)[1,3,4]
Safety Borrower Holdings	First Lien Term Loan	10.21%	SOFR	525	9/1/2027	USD	16,890,453	16,739,520	16,890,453	[1,4,5]
Safety Borrower Holdings	Revolver	12.75%	PRIME	425	9/1/2027	USD	677,966	254,237	254,237	[1,4,5,7]
SailPoint Technologies, Inc.	Revolver	0.50%			8/16/2028	USD	603,840	(12,077)	—	[1,3,4,6]
Saldon Holdings, Inc.	Delayed Draw	1.00%			3/13/2026	USD	566,267	(9,562)	—	[1,3,4,6]
Saldon Holdings, Inc.	First Lien Term Loan	11.35%	SOFR	610	3/13/2026	USD	2,683,043	2,644,678	2,683,043	[1,4,5,6]
Saldon Holdings, Inc.	Revolver	10.95%	SOFR	600	3/13/2026	USD	213,556	13,073	16,017	[1,4,5,6,7]
Sapphire Software Buyer, Inc.	First Lien Term Loan	9.25%	SOFR	500	9/30/2031	USD	15,591,628	15,435,754	15,435,712	[1,4,5]
Sapphire Software Buyer, Inc.	First Lien Term Loan	9.25%	SOFR	500	9/30/2031	USD	3,864,569	3,825,934	3,825,923	[1,4,5,6]
Sapphire Software Buyer, Inc.	Revolver	0.50%			9/30/2031	USD	2,451,728	(24,508)	(24,517)[1,3,4]
Securonix, Inc.	First Lien Term Loan	12.32%	SOFR	700	4/1/2028	USD	12,711,865	12,529,050	11,189,754	[1,4,5]
Securonix, Inc.	Revolver	12.32%	SOFR	700	4/1/2028	USD	2,288,135	5,791	(222,426)	[1,4,5,7]
Seismic Software, Inc.	Delayed Draw	10.11%	SOFR	475	10/16/2028	USD	26,130,735	15,557,842	16,676,999	[1,4,5,6,7]
Seismic Software, Inc.	Revolver	0.50%			10/16/2028	USD	272,390	(5,448)	(601)[1,3,4,6]
Serrano Parent, LLC	First Lien Term Loan	11.62%	SOFR	650	5/12/2030	USD	7,336,245	7,187,359	7,191,649	[1,4,5]
SimpliSafe Holding Corporation	Delayed Draw	11.10%	SOFR	625	5/2/2028	USD	4,432,592	4,386,091	4,345,921	[1,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Sonar Acquisitionco, Inc.	First Lien Term Loan	10.11%	SOFR	500	7/7/2028	USD	20,406,250	$20,114,803	$20,406,250	[1,4,5,6]
Sonar Acquisitionco, Inc.	Revolver	0.50%			7/7/2028	USD	2,693,750	(53,875)	—	[1,3,4,6]
Spark Purchaser, Inc.	Revolver	0.50%			4/1/2030	USD	1,351,351	(24,796)	(26,635)[1,3,4]
Spark Purchaser, Inc.	Revolver	0.50%			4/1/2030	USD	346,181	(6,360)	(6,823)[1,3,4,6]
Spark Purchaser, Inc.	First Lien Term Loan	10.10%	SOFR	550	4/1/2031	USD	8,648,649	8,484,057	8,478,186	[1,4,5]
Spark Purchaser, Inc.	First Lien Term Loan	10.10%	SOFR	550	4/1/2031	USD	1,603,714	1,573,196	1,572,105	[1,4,5,6]
Stamps.com, Inc.	First Lien Term Loan	10.94%	SOFR	575	10/5/2028	USD	9,775,000	9,596,071	9,584,518	[1,4,5]
SumUp Holdings MidCo S.A.R.L.	Delayed Draw	10.04%	EURIBOR	650	4/25/2031	EUR	88,695,000	75,199,788	77,951,623	[1,2,4,5]
Superman Holdings LLC	Delayed Draw	1.00%			8/29/2031	USD	7,643,880	(37,997)	(38,219)[1,3,4,6]
Superman Holdings LLC	First Lien Term Loan	9.56%	SOFR	450	8/29/2031	USD	23,761,547	23,643,773	23,642,739	[1,4,5,6]
Superman Holdings LLC	Revolver	0.50%			8/29/2031	USD	3,384,913	(16,728)	(16,925)[1,3,4,6]
Syntax Systems Ltd	First Lien Term Loan	10.02%	SOFR	500	10/29/2028	USD	2,561,807	2,543,370	2,518,694	[1,4,5]
Syntax Systems Ltd.	First Lien Term Loan	9.96%	SOFR	500	10/29/2028	USD	29,467,285	29,146,358	28,971,373	[1,4,5]
Tamarack Intermediate, LLC	First Lien Term Loan	10.83%	SOFR	575	3/11/2028	USD	18,107,031	17,866,847	17,917,976	[1,4,5]
Tamarack Intermediate, LLC	Delayed Draw	10.90%	SOFR	550	3/13/2028	USD	8,549,460	8,335,960	8,460,195	[1,4,5]
Tamarack Intermediate, LLC	First Lien Term Loan	10.83%	SOFR	575	3/13/2028	USD	1,849,301	1,811,258	1,829,992	[1,4,5]
Tamarack Intermediate, LLC	Revolver	0.50%			3/13/2028	USD	3,023,438	—	(31,568)[1,3,4]
Tamarack Intermediate, LLC	First Lien Term Loan	10.84%	SOFR	575	6/10/2030	USD	1,791,681	1,774,410	1,772,974	[1,4,5]
TCP Hawker Intermediate LLC	Delayed Draw	11.48%	SOFR	600	8/30/2026	USD	1,992,363	1,241,318	1,273,963	[1,4,5,6,7]
TCP Hawker Intermediate LLC	First Lien Term Loan	11.48%	SOFR	600	8/30/2026	USD	2,931,272	2,890,179	2,931,272	[1,4,5,6]
TCP Hawker Intermediate LLC	Revolver	0.50%			8/30/2026	USD	326,546	—	—	[1,3,4,6]
Thrive Buyer, Inc.	Delayed Draw	10.75%	SOFR	600	1/22/2027	USD	1,975,660	1,975,660	1,975,660	[1,4,5]
Thrive Buyer, Inc.	First Lien Term Loan	9.75%	SOFR	500	1/22/2027	USD	883,122	877,064	876,740	[1,4,5]
Thrive Buyer, Inc.	First Lien Term Loan	10.75%	SOFR	600	1/22/2027	USD	2,635,853	2,635,853	2,635,853	[1,4,5]
Thrive Buyer, Inc.	First Lien Term Loan	11.00%	SOFR	625	1/22/2027	USD	11,525,806	11,285,599	11,427,763	[1,4,5]
Thrive Buyer, Inc.	Revolver	10.75%	PRIME	600	1/22/2027	USD	388,488	258,992	258,992	[1,4,5,7]
Thunder Purchase, Inc.	Revolver	10.25%	SOFR	550	6/30/2027	USD	1,959,811	1,563,276	1,587,447	[1,4,5,6,7]
TigerConnect, Inc.	Delayed Draw	8.77%, 3.38% PIK	SOFR	338	2/15/2025	USD	983,906	950,626	950,626	[1,4,5,7,8]
TigerConnect, Inc.	First Lien Term Loan	8.77%, 3.38% PIK	SOFR	338	2/16/2028	USD	13,125,000	12,951,107	13,125,000	[1,4,5,8]
TigerConnect, Inc.	Revolver	0.50%			2/16/2028	USD	1,875,000	(37,500)	—	[1,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Togetherwork Holdings, LLC	Delayed Draw	1.00%			5/19/2031	USD	6,000,000	$(44,998)	$(44,221)[1,3,4]
Togetherwork Holdings, LLC	First Lien Term Loan	10.10%	SOFR	525	5/19/2031	USD	26,000,000	25,887,591	25,888,387	[1,4,5]
Trackforce Acquireco, Inc.	First Lien Term Loan	10.60%	SOFR	600	6/23/2028	USD	18,053,004	17,795,924	18,053,004	[1,4,5,6]
Trackforce Acquireco, Inc.	Revolver	10.60%	SOFR	600	6/23/2028	USD	1,113,074	890,459	890,459	[1,4,5,6,7]
Transit Technologies LLC	Revolver	0.50%			8/20/2030	USD	180,888	(1,775)	(1,305)[1,3,4,6]
Transit Technologies LLC	Delayed Draw	1.00%			8/20/2031	USD	291,998	(2,897)	(688)[1,3,4,6]
Transit Technologies LLC	First Lien Term Loan	9.71%	SOFR	475	8/20/2031	USD	817,594	809,509	811,696	[1,4,5,6]
Tribute Technology Holdings, LLC	Revolver	11.20%	SOFR	650	10/30/2026	USD	4,882,979	1,789,495	1,631,958	[1,4,5,6,7]
Trident Maritime Systems, Inc.	First Lien Term Loan	10.25%	SOFR	550	2/26/2027	USD	16,900,674	16,745,580	16,128,017	[1,4,5]
Trident Maritime Systems, Inc.	Revolver	10.31%	SOFR	560	2/26/2027	USD	1,666,666	1,662,777	1,590,471	[1,4,5]
Trimech Acquisition Corp	Revolver	11.75%	PRIME	375	3/10/2028	USD	576,116	27,049	26,858	[1,4,5,6,7]
Trintech, Inc.	First Lien Term Loan	10.35%	SOFR	550	7/25/2029	USD	45,153,569	43,993,760	43,965,500	[1,4,5]
Trintech, Inc.	Revolver	10.35%	SOFR	550	7/25/2029	USD	3,499,534	894,881	907,788	[1,4,5,7]
TSO Buyer, Inc. & Global Tracking Communications, LLC	Delayed Draw	1.00%			3/29/2029	USD	257,000	(5,217)	(5,782)[1,3,4]
TSO Buyer, Inc. & Global Tracking Communications, LLC	First Lien Term Loan	10.85%	SOFR	625	3/29/2029	USD	2,574,000	2,520,447	2,516,085	[1,4,5]
TSO Buyer, Inc. & Global Tracking Communications, LLC	Revolver	10.85%	SOFR	625	3/29/2029	USD	252,500	45,369	44,819	[1,4,5,7]
TSYL Corporate Buyer, Inc.	Delayed Draw	1.00%			12/19/2028	USD	17,000,000	(235,042)	130,900	[1,3,4]
TSYL Corporate Buyer, Inc.	First Lien Term Loan	10.06%	SOFR	500	12/19/2028	USD	4,466,251	4,417,843	4,500,640	[1,4,5]
TSYL Corporate Buyer, Inc.	Revolver	0.50%			12/19/2028	USD	3,500,000	(44,308)	—	[1,3,4]
U.S. Signal Company, LLC	Delayed Draw	1.00%			9/3/2029	USD	1,629,000	(4,011)	(16,290)[1,3,4]
U.S. Signal Company, LLC	First Lien Term Loan	10.52%	SOFR	550	9/3/2029	USD	5,289,000	5,275,924	5,249,333	[1,4,5]
U.S. Signal Company, LLC	Revolver	0.50%			9/3/2029	USD	813,000	(2,001)	(8,130)[1,3,4]
UpStack Holdco Inc.	Delayed Draw	1.00%			8/23/2031	USD	4,375,000	(43,428)	(10,371)[1,3,4]
UpStack Holdco Inc.	First Lien Term Loan	10.10%	SOFR	500	8/23/2031	USD	11,375,000	11,262,404	11,292,632	[1,4,5]
UpStack Holdco Inc.	Revolver	0.50%			8/23/2031	USD	1,750,000	(17,241)	(12,672)[1,3,4]
User Zoom Technologies, Inc.	First Lien Term Loan	12.25%	SOFR	700	4/5/2029	USD	37,896,774	37,443,104	37,896,774	[1,4,5]
User Zoom Technologies, Inc.	First Lien Term Loan	12.75%	SOFR	750	4/5/2029	USD	9,500,000	9,270,392	9,500,000	[1,4,5]
Victors Purchaser, LLC	Delayed Draw	1.00%			8/15/2031	USD	4,104,607	(40,790)	—	[1,3,4,6]
Victors Purchaser, LLC	Delayed Draw	1.00%			8/15/2031	USD	1,850,492	(9,252)	—	[1,3,4]
Victors Purchaser, LLC	First Lien Term Loan	9.35%	SOFR	475	8/15/2031	USD	17,238,703	17,067,794	17,152,510	[1,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Victors Purchaser, LLC	First Lien Term Loan	9.35%	SOFR	475	8/15/2031	USD	7,772,106	$7,694,860	$7,733,246	[1,4,5]
Victors Purchaser, LLC	Revolver	0.50%			8/15/2031	USD	1,057,424	(10,574)	—	[1,3,4]
Wellington Bidco, Inc.	Delayed Draw	1.00%			6/5/2030	USD	503,264	(4,900)	(4,885)[1,3,4,6]
Wellington Bidco, Inc.	First Lien Term Loan	10.34%	SOFR	500	6/5/2030	USD	2,566,646	2,541,980	2,541,732	[1,4,5,6]
Wellington Bidco, Inc.	Revolver	10.34%	SOFR	500	6/5/2030	USD	619,466	78,979	78,846	[1,4,5,6,7]
Wilson Electronics Holdings, LLC	First Lien Term Loan	11.55%	SOFR	671	5/17/2027	USD	25,269,068	24,976,896	25,269,068	[1,4,5]
WorkForce Software, LLC	First Lien Term Loan	9.46%, 3.00% PIK	SOFR	425	7/31/2025	USD	4,709,777	4,603,282	4,664,060	[1,4,5,8]
WorkForce Software, LLC	Revolver	0.50%			7/31/2025	USD	463,235	—	(5,655)[1,3,4]
Xactly Corporation	First Lien Term Loan	11.41%	SOFR	625	2/3/2031	USD	29,000,000	28,549,210	29,000,000	[1,4,5]
Xactly Corporation	First Lien Term Loan	11.41%	SOFR	625	7/31/2027	USD	7,921,458	7,855,820	7,921,458	[1,4,5]
Xactly Corporation	Revolver	0.50%			7/31/2027	USD	337,224	—	—	[1,3,4]
ZocDoc, Inc.	First Lien Term Loan	11.63%	SOFR	650	5/21/2029	USD	1,367,401	1,351,209	1,351,391	[1,4,5,6]
Zone & Company Software Consulting LLC	Delayed Draw	1.00%			9/13/2030	USD	2,406,282	(42,075)	(42,248)[1,3,4]
Zone & Company Software Consulting LLC	First Lien Term Loan	11.10%	SOFR	600	9/13/2030	USD	9,453,252	9,288,227	9,287,279	[1,4,5]
Zone & Company Software Consulting LLC	Revolver	0.50%			9/13/2030	USD	1,289,080	(22,449)	(22,633)[1,3,4]
								4,382,344,971	4,380,296,115
Utilities — 0.2%
EDPO, LLC	Delayed Draw	1.00%			12/8/2027	USD	713,333	(7,150)	(8,708)[1,3,4,6]
Qualus Power Services Corp.	Delayed Draw	9.34%	SOFR	525	3/26/2027	USD	1,140,200	1,115,728	1,111,154	[1,4,5]
Qualus Power Services Corp.	First Lien Term Loan	9.34%	SOFR	525	3/26/2027	USD	5,335,000	5,220,496	5,199,095	[1,4,5]
Water Holdings Acquisition LLC	Delayed Draw	1.00%			7/31/2031	USD	8,411,214	(83,119)	(79,970)[1,3,4]
Water Holdings Acquisition LLC	First Lien Term Loan	10.25%	SOFR	500	7/31/2031	USD	25,186,916	24,939,197	24,947,450	[1,4,5]
								31,185,152	31,169,021
Total Senior Secured Loans								17,219,758,319	17,206,841,763

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles — 38.4%
Investment Partnerships — 4.3%
AG Twinbrook Origination Fund I, L.P.						USD	N/A	$25,000,000	$26,322,146	[1,12,13]
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP						USD	N/A	91,406,352	91,807,014	[1,12,13]
Ares Commercial Finance LP						USD	N/A	28,535,713	35,478,332	[1,12,13]
Ares Priority Loan Co-Invest LP						USD	N/A	34,225,000	35,579,481	[1,12,13]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	4,845,848	6,682,266	[1,12,13]
Blackstone Technology Senior Direct Lending Fund LP						USD	N/A	41,967,692	45,648,382	[1,12,13]
Blue Owl MC Debt Opportunities LP						USD	N/A	28,550,000	28,918,844	[1,12,13]
Crescent Mezzanine Partners VIIC, L.P.						USD	N/A	4,498,922	5,118,488	[1,12,13]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	38,400,187	43,647,281	[1,12,13]
HPS Mezzanine Partners 2019, L.P.						USD	N/A	7,428,414	8,744,551	[1,12,13]
HPS Offshore Mezzanine Partners 2019, LP						USD	N/A	23,408,217	28,407,517	[1,12,13]
HPS Specialty Loan Fund V Feeder, L.P.						USD	N/A	54,459,935	58,837,353	[1,12,13]
KKR Institutional Middle Market Fund						USD	N/A	315,000,000	335,624,856	[1,12,13]
Marlin Credit Opportunities Fund, L.P.						USD	N/A	106,659,785	102,229,106	[1,12,13]
Odyssey Co-Investment Partners B, LLC						USD	N/A	1,903,368	2,036,648	[1,12,13]
Raven Asset-Based Credit Fund II LP						USD	N/A	14,720,638	16,304,046	[1,12,13]
Silver Point Specialty Credit Fund II, L.P.						USD	N/A	46,280,581	42,482,875	[1,12,13]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	7,115,039	4,596,600	[1,12,13]
Thoma Bravo Credit Fund III Feeder, LP						USD	N/A	—	995,621	[1,12,13]
Thompson Rivers LLC						USD	N/A	5,666,840	2,214,693	[1,12,13]
Varagon Capital Direct Lending Fund, L.P.						USD	N/A	41,250,000	41,377,573	[1,12,13]
VPC COV, L.P.						USD	N/A	1,000,000	1,311,289	[1,12,13]
Waccamaw River LLC						USD	N/A	12,352,988	6,121,190	[1,12,13]
West Street Loan Partners V						USD	N/A	15,000,000	15,310,752	[1,12,13]
								949,675,519	985,796,904

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Joint Ventures — 0.4%
FBLC Senior Loan Fund LLC						USD	N/A	$78,562,000	$80,821,071	[1,12,13,19]
Middle Market Credit Fund II, LLC						USD	N/A	12,708,191	13,330,820	[1,12,13,19]
								91,270,191	94,151,891
Non-Listed Business Development Companies — 11.0%
26North BDC, Inc.						USD	598,919	15,000,000	14,999,604	[1,12,13]
AGTB BDC Holdings, LP						USD	4,950,891	125,000,000	127,021,006	[1,12,13]
Ares Strategic Income Fund						USD	3,820,631	100,000,000	105,590,278	[1,12,13]
Barings Capital Investment Corporation						USD	4,312,845	95,000,000	97,630,114	[1,12,13]
Barings Private Credit Corporation						USD	44,235,355	900,000,000	923,587,884	[1,12,13]
Blue Owl Credit Income Corp.						USD	16,163,843	150,000,000	156,760,313	[1,12,13]
Blue Owl Technology Finance Corp.						USD	2,119,509	35,000,000	36,472,950	[1,12,13]
Blue Owl Technology Finance Corp. II						USD	4,286,469	63,463,101	68,801,594	[1,12,13]
Carlyle Credit Solutions, Inc.						USD	2,483,855	50,000,000	50,592,591	[1,12,13]
Carlyle Secured Lending III						USD	328,601	6,684,375	7,199,157	[1,12,13]
Franklin BSP Capital Corp						USD	2,198,487	27,297,757	32,088,017	[1,12,13]
Golub Capital BDC 4, Inc.						USD	10,193,455	152,901,821	156,156,275	[1,12,13]
Golub Capital Direct Lending Corporation						USD	3,336,386	50,000,000	50,952,991	[1,12,13]
Golub Capital Private Credit Fund						USD	7,977,662	200,000,000	201,662,881	[1,12,13]
KKR FS Income Trust						USD	2,091,712	59,500,000	62,276,072	[1,12,13]
KKR FS Income Trust Select						USD	992,566	25,000,000	25,855,739	[1,12,13]
New Mountain Guardian III BDC, L.L.C.						USD	6,552,000	51,897,839	51,030,256	[1,12,13]
New Mountain Guardian IV BDC, L.L.C.						USD	2,750,000	27,500,000	28,929,182	[1,12,13]
Redwood Enhanced Income Corp.						USD	2,856,397	40,600,000	38,919,775	[1,12,13]
Sixth Street Lending Partners						USD	724,419	18,558,794	21,780,290	[1,12,13]
Stellus Private Credit BDC Feeder LP						USD	N/A	22,587,896	23,158,478	[1,12,13]
Stone Point Credit Corporation						USD	3,859,978	75,500,000	76,824,235	[1,12,13]
T. Rowe Price OHA Select Private Credit Feeder Fund LLC						USD	1,804,225	50,000,000	51,011,954	[1,12,13]
TCW Direct Lending VIII LLC						USD	N/A	43,947,611	42,326,274	[1,12,13]
Varagon Capital Corporation						USD	1,925,963	19,296,490	19,345,994	[1,12,13]
Vista Credit Strategic Lending Corp.						USD	1,842,999	36,485,567	36,675,695	[1,12,13]
								2,441,221,251	2,507,649,599
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Private Collateralized Loan Obligations — 20.3%
ABPCI Pacific Funding LP		17.80%			5/31/2031	USD	169,552,083	$169,552,083	$188,194,394	[1,12,13]
Antares Loan Funding I Ltd.					6/15/2034	USD	103,200,000	103,200,000	123,847,768	[1,12,13]
Antares Loan Funding I Ltd.		10.58%	SOFR	525	2/17/2032	USD	29,600,000	29,600,000	29,600,000	[1,4,5]
Ares Senior Direct Lending Fund (U) III Rated Notes Feeder LLC					8/30/2040	USD	4,522,894	4,522,894	4,601,407	[1,12,13]
BlackRock MT. Lassen Senior Loan XII						USD	N/A	138,613,861	142,196,944	[1,12,13]
BlackRock Shasta Senior Loan Fund VII, LLC					1/22/2033	USD	N/A	645,119,996	651,145,219	[1,12,13]
Comvest Structured Note Issuer I LLC					11/17/2035	USD	N/A	345,682,869	356,776,353	[1,12,13]
Crestline Structured Note Issuer I LLC					8/26/2040	USD	34,144,000	34,144,000	34,364,932	[1,12,13]
GPG Loan Funding, LLC					4/29/2030	USD	184,213,959	184,213,959	193,658,009	[1,12,13]
KCLF Note Issuer I SPV, LLC, Subordinated					1/15/3033	USD	264,025,000	264,025,000	271,054,920	[1,12,13]
NXT Capital Structured Note I LLC						USD	N/A	149,131,243	165,010,704	[1,12,13]
Palisades CLO, LLC						USD	N/A	245,984,137	267,132,767	[1,12,13]
Private Credit Fund C-1 Holdco, LLC — Series 1						USD	N/A	527,237,449	553,593,235	[1,12,13]
Raven Senior Loan Fund LLC						USD	N/A	467,597,208	504,612,903	[1,12,13]
Silver Point Loan Funding, LLC						USD	N/A	950,790,977	999,340,844	[1,12,13]
Varagon Structured Note Issuer I, LLC					10/19/2033	USD	N/A	137,277,228	149,551,487	[1,12,13]
								4,396,692,904	4,634,681,886
Private Equity — 0.0%
26North Direct Lending Management						USD	7	6,667	448,172	[1,4]
Blue Owl Technology Holdings II, LLC, Class A						USD	N/A	1,281,816	4,990,800	[1,4]
CSL III Advisor LLC						USD	N/A	25,000	144,477	[1,4]
OHA Private Credit Advisors, LLC						USD	N/A	50,000	1,258,194	[1,4]
Stellus Private BDC Advisor, LLC						USD	N/A	—	1,773,478	[1,4]
Vista Credit BDC Management, L.P.						USD	200	20,000	1,814,001	[1,4]
								1,383,483	10,429,122

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Special Purpose Vehicle for Common and Preferred Equity — 0.7%
Boost Co-Invest LP						USD	N/A	$27,081,557	$30,490,938	[1,12,13]
HPS KP Mezz 2019 Co.-Invest, LP						USD	N/A	87,288,623	117,764,003	[1,12,13]
HPS KP SIP V Co-Investment Fund, LP						USD	N/A	14,203,288	19,097,571	[1,12,13]
						USD	N/A	128,573,468	167,352,512
Special Purpose Vehicle for Common Equity — 0.4%
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	18,832,550	21,729,852	[1,12,13]
GTCR (D) Investors LP						USD	N/A	1,493	1,591	[1,12,13]
Kelso XI Tailwind Co-Investment, L.P.						USD	N/A	800	1,167	[1,12,13]
KWOL Co-Invest, LP						USD	N/A	22,500,000	23,308,151	[1,12,13]
Marilyn Co-Invest, L.P.						USD	N/A	29,065,006	32,910,280	[1,12,13]
THL Fund IX Investor Plymouth II LP						USD	N/A	1,865,889	2,095,658	[1,12,13]
Varsity Healthcare Partners VetEvolve Co-Invest A, LP						USD	N/A	3,010,526	2,983,333	[1,12,13]
								75,276,264	83,030,032
Special Purpose Vehicle for Preferred Equity — 0.5%
CCOF Alera Aggregator, L.P.						USD	N/A	9,712,500	12,207,634	[1,12,13]
CCOF Sierra II, L.P.						USD	N/A	15,633,775	20,228,442	[1,12,13]
Chilly HP SCF Investor, LP						USD	N/A	1,980,197	2,461,518	[1,12,13]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	21,577,545	30,552,905	[1,12,13]
Minerva Co-Invest, L.P.						USD	N/A	23,209,315	27,938,303	[1,12,13]
NB Capital Solutions Co-Invest (Wolverine) LP						USD	N/A	8,275,406	9,602,621	[1,12,13]
								80,388,738	102,991,423
Special Purpose Vehicle for Senior Secured Loans — 0.7%
17Capital Co-Invest (B) SCSp						EUR	N/A	25,126,428	26,411,992	[1,2,12,13]
Capricorn Co-Invest, L.P.						EUR	N/A	31,595,645	34,585,149	[1,2,12,13]
CW Credit Opportunity 2 LP						USD	N/A	19,282,497	19,692,472	[1,12,13]
Piccadilly Co-Invest, L.P.						USD	N/A	55,388,571	58,551,650	[1,12,13]
Proxima Co-Invest, L.P.						USD	N/A	9,757,955	10,318,462	[1,12,13]
								141,151,096	149,559,725

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Special Purpose Vehicle for Subordinated Debt — 0.1%
Luther Co-Invest, L.P.						USD	N/A	$22,043,366	$23,845,439	[1,12,13]
Milano Co.-Invest L.P.						USD	N/A	3,985,441	4,104,290	[1,12,13]
								26,028,807	27,949,729
Total Private Investment Vehicles								8,331,661,721	8,763,592,823

Collateralized Loan Obligations — 0.6%
ABPCI Direct Lending Fund CLO XII Ltd.		14.94%	SOFR	968	4/29/2035	USD	7,500,000	7,213,729	7,595,647	[1,5,9,10]
ABPCI Direct Lending Fund CLO XV, Ltd.		13.86%	SOFR	860	10/30/2035	USD	5,000,000	4,900,000	5,044,918	[1,4,5,9,10]
ABPCI Direct Lending Fund CLO XV, Ltd.		11.66%	SOFR	640	10/30/2035	USD	8,100,000	8,100,000	8,310,715	[1,4,5,9,10]
Barings Middle Market CLO 2023-II Ltd.		13.95%	SOFR	867	1/20/2032	USD	10,900,000	10,791,000	11,172,633	[1,4,5,9,10]
BlackRock Elbert CLO V LLC		22.00%			6/15/2034	USD	39,500,000	39,500,000	25,656,883	[1,4,9,14]
BlackRock Elbert CLO V LLC		13.65%	SOFR	870	6/15/2034	USD	13,000,000	12,644,917	12,825,540	[1,5,9,10]
Deerpath Capital CLO 2023-2, Ltd.		11.90%	SOFR	660	1/15/2036	USD	11,000,000	11,000,000	11,364,341	[1,4,5,9,10]
Golub Capital Partners CLO		11.10%	SOFR	600	11/9/2036	USD	13,950,000	13,950,000	14,258,927	[1,4,5,9,10]
HPS Private Credit CLO 2023-1 LLC		15.15%	SOFR	985	7/15/2035	USD	7,500,000	7,350,000	7,620,916	[1,5,9,10]
Ivy Hill Middle Market Credit Fund XXI Ltd.		13.80%	SOFR	852	7/18/2035	USD	6,500,000	6,336,850	6,551,396	[1,4,5,9,10]
Ivy Hill Middle Market Credit Fund XXI Ltd.		11.68%	SOFR	640	7/18/2035	USD	3,500,000	3,500,000	3,588,962	[1,4,5,9,10]
Monroe Capital MML CLO IX Ltd.		14.24%	LIBOR	896	10/22/2031	USD	10,000,000	9,763,603	10,024,210	[1,5,9,10]
Monroe Capital MML CLO VIII, Ltd.		23.50%			11/22/2033	USD	15,000,000	14,760,970	7,266,175	*,1,9,10,14
Total Collateralized Loan Obligations								149,811,069	131,281,263

Preferred Stocks — 0.6%
Business Services — 0.0%
Cards Acquisition, Inc.		10.00% PIK				USD	258,920	258,921	258,921	[1,4,8]

Consumer Discretionary — 0.0%
3 Step Holdings, LLC Series D						USD	61	1,000	1,004	[1,4]
AWI Group, LLC		8.00% PIK				USD	200,800	100,400	100,400	[1,4,8]
HeadRush Technologies — Class A		8.00% PIK				USD	111,500	111,500	111,500	[1,4,8]
								212,900	212,904

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Preferred Stocks (Continued)
Consumer Staples — 0.0%
Royal Borrower LLC Project Ruby Royal						USD	1,000	$1,000	$1,000	[1,4]

Energy — 0.0%
Service Compression Preferred Equity (JR Preferred Shares)						USD	231,877	765,526	790,699	[1,4]

Financials — 0.1%
Cerity		13.79%				USD	4,164	4,049,490	4,049,490	[1,4]
GTCR Everest TopCo, Inc. — Equity (Series A Preferred Stock)		13.25% PIK				USD	15,000	14,625,000	14,625,000	[1,4,8]
								18,674,490	18,674,490
Health Care — 0.1%
Alcresta Therapeutics, Inc.		8.00% PIK				USD	443	442,530	442,530	[1,4,8]
American Family Care						USD	179,700	179,700	179,700	[1,4]
Ascend Plastic Surgery Partners MSO, LLC		10.00% PIK				USD	94,900	94,900	94,900	[1,4,8]
nThrive, Inc., Series A-2 Preferred		11.00% PIK				USD	15,000	14,550,000	8,400,000	[1,4,8]
Propharma, LLC		13.00% PIK				USD	17,500	16,975,000	17,500,000	[1,4,8,15]
Vardiman Black Holdings, LLC						USD	16,761,329	4,891,627	4,891,551	[1,4]
								37,133,757	31,508,681
Industrials — 0.1%
Atomic Transport, LLC		8.50% PIK				USD	2,500	1,783,003	2,455,869	[1,4,8,16]
Atomic Transport, LLC		15.33% PIK				USD	875	857,500	875,000	[1,4,8]
BPCP NSA Intermedco, Inc.		8.00% PIK				USD	25	38,025	38,025	[1,4,8]
FSG Acquisition, LLC — Senior Preferred		12.25% PIK				USD	11,250,000	10,968,750	11,248,933	[1,4,8]
OHCP Silver Surfer Holdings Corp. — Series B Preferred		14.00% PIK				USD	7,500	7,275,000	7,429,500	[1,4,8]
Plimpton & Hills						USD	1,000	1,000	1,016	[1,4]
S4T Holdings Corp.		8.00% PIK				USD	200	100,000	97,068	[1,4,8,17]
Secret Aggregator 1 Limited		11.00% PIK				GBP	984,176	1,227,003	1,238,890	[1,2,4,8]
U.S. Anchors Group, Inc.		8.50% PIK				USD	100,400	100,400	100,400	[1,4,8]
								22,350,681	23,484,701
Materials — 0.0%
W.S. Connelly & Co., LLC		10.00% PIK				USD	10	1,000	990	[1,4,8]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Preferred Stocks (Continued)
Technology — 0.3%
Eclipse Topco, Inc.						USD	1,301	$12,753,550	$13,013,830	[1,4]
GS Holder, Inc. Preferred		17.35% PIK				USD	15,000	14,550,000	15,000,000	[1,4,8]
GS Holder, Inc. Preferred		17.32% PIK				USD	10,000	9,700,000	10,000,000	[1,4,8]
Mandolin Technology Holdings, Inc. — Series A Preferred		10.50% PIK				USD	6,500	6,305,000	6,445,372	[1,4,8]
Riskonnect Parent, LLC — Series B Preferred		15.31% PIK				USD	11,000	10,780,000	11,000,000	[1,4,8]
Riskonnect Parent, LLC — Series C Preferred		13.75% PIK				USD	3,929	3,850,000	3,850,000	[1,4,8]
Wellington Bidco, Inc. Class A-2		8.00% PIK				USD	1,000	1,000	994	[1,4,8]
								57,939,550	59,310,196
Total Preferred Stocks								137,337,825	134,242,582

Common Stocks — 0.3%
Business Services — 0.0%
BSC Top Shelf Blocker, LLC — Class A						USD	190,400	190,400	190,400	[1,4]
Cards Acquisition, Inc.						USD	258,921	—	—	[1,4]
Esquire Deposition Solutions, LLC — Class A						USD	271	35,812	35,812	[1,4]
LBC Woodlands Purchaser LLC — Class A1						USD	1,000	1,000	1,000	[1,4]
Polaris Labs Acquisition, LLC — Class A						USD	10	10,220	10,220	[1,4]
UP Intermediate II LLC						USD	10	1,054	1,054	[1,4]
								238,486	238,486
Communications — 0.0%
Duggal Acquisition, LLC — Class A						USD	105	105,000	105,000	[1,4]
PharmaForceIQ Acquisition, Inc.						USD	123,600	123,600	123,600	[1,4]

Consumer Discretionary — 0.0%
A1 Garage Blocker Aggregator, LP						USD	1,500	1,500,000	3,509,329	[1,4]
AWI Group, LLC						USD	200,800	100,400	100,400	[1,4]
HeadRush Technologies — Class C						USD	111,500	111,500	111,500	[1,4]
HTI Intermediate, LLC — Class A						USD	519	51,900	51,900	[1,4]
Leviathan Intermediate Holdco. LLC						USD	1	1,000	1,329	[1,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Common Stocks (Continued)
Consumer Discretionary (Continued)
MP Fintness Ventures Co-Invest LP						USD	1,000	$1,003	$1,000	[1,4]
New Churchill Holdco LLC						USD	10	1,000	1,367	[1,4]
Quick Quack Car Wash Holdings, LLC						USD	100,000	100,000	100,000	[1,4]
Vertex Service Partners, LLC						USD	1	1,000	1,790	[1,4]
								1,867,803	3,878,615
Consumer Staples — 0.0%
City Line Distributors LLC — Class A						USD	60,076	60,076	65,552	[1,4]
Phoenix YW Buyer, Inc. — Class B						USD	1	1,000	1,000	[1,4]
								61,076	66,552
Financials — 0.3%
Accuserve Solutions, Inc.						USD	450,000	4,500,000	4,500,000	[1,4]
Endeavor Bidco LLC						USD	100	1,000	1,000	[1,4]
Forbright, Inc.						USD	280,309	3,611,111	12,198,959	[1,4]
Inszone Mid, LLC						USD	1,000	1,000	1,051	[1,4]
Maple Acquisition Holdings, LP (Class A-2)						USD	50	1,000	984	[1,4]
Morgan Stanley Direct Lending Fund						USD	2,124,028	42,438,082	42,013,276	[1]
PCS Midco Investment — Class A						USD	1	1,000	1,000	[1,4]
Wellington Altus Financial Inc						CAD	323	235	239	[1,2,4]
								50,553,428	58,716,509
Health Care — 0.0%
Alcresta Therapeutics, Inc. — Class B						USD	4,470	4,470	4,470	[1,4]
Geriatric Medical & Surgical Supply, LLC — Class A						USD	11,772	11,772	11,772	[1,4]
GSV PracticeTek Holdings, LLC, Class A						USD	45,704	50,000	47,200	[1,4]
HEC Purchaser Corp. Class A-1						USD	206	206,400	206,400	[1,4]
Prolacta Bioscience, Inc. (Class A-3)						USD	3,958,334	3,992,815	6,570,834	[1,4]
Vardiman Black Holdings, LLC						USD	34,545,390	—	—	[1,4]
WCI-BXC Investment Holdings LP						USD	1,000	1,001	999	[1,4]
								4,266,458	6,841,675

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Common Stocks (Continued)
Industrials — 0.0%
Alphacoin LLC — Class A						USD	82	$81,600	$81,600	[1,4]
Apex Service Partners Series B						USD	36	1,000	1,251	[1,4]
Atomic Transport, LLC						USD	2,188	654,497	3,002,329	[1,4,16]
Benecon Midco II LLC — Class A						USD	288	1,000	1,118	[1,4]
BPCP NSA Intermedco, Inc.						USD	13	12,675	13,085	[1,4]
Clarience Technologies — Class A-1						USD	—	1,000	1,002	[1,4]
Lehman Pipe Buyer, LLC — Class A						USD	102	102,200	102,200	[1,4]
L&J Holding Company, LLC — Class A						USD	66,125	66,125	66,125	[1,4]
My Buyer, LLC						USD	2,076	207,600	207,600	[1,4]
PolyCorp, LTD.						USD	29,580	29,580	29,580	[1,4]
S4T Holdings Corp.						USD	200	100,000	489,029	[1,4,17]
Schill Landscaping and Lawn Care Services, LLC						USD	—	730	1,393	[1,4]
Secret Aggregator 1 Limited						GBP	285	355	214,330	[1,2,4]
Sunvair Aerospace Group, Inc. — Class A						USD	1	1,000	1,000	[1,4]
USSC Holding Corp.						USD	310	309,600	309,600	[1,4]
WG Topco, LLC Class B						USD	57,200	57,200	57,200	[1,4]
								1,626,162	4,578,442
Materials — 0.0%
Meyer Laboratory, LLC						USD	1,000	1,000	1,001	[1,4]
W.S. Connelly & Co., LLC						USD	1	—	—	[1,4]
								1,000	1,001
Technology — 0.0%
Arcserve — Class A						USD	394,737	967,870	967,870	[1,4]
Drogon Bidco, Inc. — Class A						USD	1,000	1,000	1,000	[1,4]
Eclipse Topco, Inc.						USD	25	25,000	25,000	[1,4]
Gray Matter Systems Interco						USD	1,716	171,600	171,600	[1,4]
GS XX Corporation						USD	114,400	114,400	114,400	[1,4]
								1,279,870	1,279,870
Total Common Stocks								60,122,883	75,829,750

Subordinated Debt — 0.7%
Communications — 0.0%
Blueco 22 Limited		12.46%			8/23/2033	GBP	457,303	557,859	611,368	[1,2,4,5]
Blueco 22 Limited		12.46%			8/23/2033	GBP	685,955	847,652	917,052	[1,2,4,5]
								1,405,511	1,528,420

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Subordinated Debt (Continued)
Financials — 0.1%
KWOR Acquisition, Inc.		10.50% PIK			12/21/2029	USD	6,938,554	$6,802,239	$—	[1,4,5,8]
OTR Midco, LLC		12.00%			5/13/2026	USD	5,500,000	5,500,000	5,500,000	[1,4]
Wealth Enhancement Group, LLC		15.00% PIK			5/26/2033	USD	18,967,500	18,459,982	19,773,619	[1,4,8]
								30,762,221	25,273,619
Health Care — 0.1%
PAW Midco, Inc.		11.50% PIK			12/22/2031	USD	1,460,578	1,444,173	1,321,191	[1,4,8]
PPV Intermediate Holdings LLC		13.75%			8/31/2030	USD	2,260,135	2,216,456	2,079,940	[1,4,5]
PPV Intermediate Holdings LLC		13.75% PIK			8/31/2030	USD	16,998,814	16,590,059	16,621,262	[1,4,8]
PPV Intermediate Holdings LLC		13.75% PIK			8/31/2030	USD	7,175,458	7,056,323	6,603,377	[1,4,8]
PracticeTek Purchaser LLC		14.00% PIK			8/30/2030	USD	1,123	974	979	[1,4,7,8]
								27,307,985	26,626,749
Industrials — 0.1%
Apex Service Partners, LLC		14.25% PIK			10/24/2028	USD	7,333,590	6,655,160	6,457,605	[1,4,7,8]
Apex Service Partners, LLC		1.00%PIK			10/24/2029	USD	3,565,423	(29,129)	(186,184)[1,3,4,8]
Apex Service Partners, LLC		1.00%			4/23/2031	USD	3,547,684	(28,984)	(185,258)[1,3,4]
Apex Service Partners, LLC		14.25% PIK			4/23/2031	USD	7,293,598	6,983,319	6,663,159	[1,4,7,8]
								13,580,366	12,749,322
Materials — 0.0%
Comar Holding Company		11.75%			12/23/2024	USD	3,500,000	3,490,081	3,500,000	[1,4,5]

Technology — 0.0%
Arcserve — Class B		9.00% PIK			1/2/2029	USD	410,952	356,729	359,218	[1,4,8]
Arcserve — Class C		9.00% PIK			1/2/2029	USD	420,320	364,860	367,407	[1,4,8]
Evergreen Services Group II		13.75%			6/15/2029	USD	2,400,000	2,367,475	2,364,132	[1,4]
								3,089,064	3,090,757
Real Estate — 0.1%
Associations, Inc.		12.00%			5/3/2030	USD	16,865,750	16,786,980	16,782,579	[1,4,5]

Technology — 0.3%
Evergreen Services Group II		13.75%			4/5/2031	USD	16,522,951	16,293,326	16,276,017	[1,4,5]
Evergreen Services Group II		13.75%			6/15/2029	USD	6,697,406	6,607,691	6,597,314	[1,4,5]
Ion Finance Holdings		10.85%			9/30/2031	EUR	4,290,580	4,490,653	4,682,155	[1,2,4,5]
Ion Finance Holdings		10.85%			9/30/2031	EUR	39,909,420	41,770,433	43,551,714	[1,2,4,5]
								69,162,103	71,107,200
Total Subordinated Debt								165,584,311	160,658,646
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes

Warrants — 0.0%
Energy — 0.0%
Service Compression, LLC
Exercise Price: $1.35
Expiration Date: 1/17/2031						USD	1**	$—	$257,991	[1,4]

Health Care — 0.0%
AWC-MH Holdings, LLC
Exercise Price: $0.01
Expiration Date: 4/28/2033						USD	1**	—	—	[1,4]
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.28
Expiration Date: 3/8/2029						USD	219,298**	352,127	365,516	[1,4]
								352,127	365,516
Technology — 0.0%
Measurabl, Inc. (via a participation with Multiplier Capital, LLC)
Exercise Price: $18.20
Expiration Date: 4/20/2032						USD	1**	—	54,114	[1,4]
Total Warrants								352,127	677,621

Short-Term Investments — 4.6%
State Street Institutional U.S. Government Money Market Fund		4.88%				USD	1,049,363,299	1,049,363,299	1,049,363,299	[1,18]
Total Short-Term Investments — 4.6%								1,049,363,299	1,049,363,299
Total Investments — 120.7%								$27,113,991,554	$27,522,487,747
Senior Notes (net of deferred offering costs of $16,162,679) — (21.7)%									(4,956,295,155)
Other Assets Less Liabilities — 1.0%									228,103,429
Net Assets — 100.0%									$22,794,296,021

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)

AUD – Australian Dollars

CAD – Canadian Dollars

EUR – Euro

GBP – Pound Sterling

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

US – United States

USD – United States Dollar

ARR CSA – Alternate Reference Rate Credit Adjustment Spread

BASE – Base rate as defined in the credit agreement

BBSW – Bank Bill Swap Rate

BBSY – Bank Bill Swap Bid Rate

BKBM – New Zealand 90-Day Bank Bill Rate

CDOR – Canadian Dollar Offered Rate

CORRA – Canadian Overnight Repo Rate Average

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

PRIME – Prime Lending Rate

SOFR – Secured Overnight Financiang Rate

SONIA – Sterling Overnight Index Average

STIBOR – Stockholm Interbank Offered Rate

BDC – Business Development Company

CLO – Collateralized Loan Obligation

COP – Certificate of Participation

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

RB – Revenue Bonds

*	Subordinated note position. Rate shown is the effective yield as of period end.
**	Shares represent underlying security.
[1]

As of September 30, 2024 all or a portion of the security has been pledged as collateral for senior secured notes and revolving credit facility. The value of the securities totaled $27,641,491,629 as of September 30, 2024. See Note 2, subsection Senior Notes of the Notes to Consolidated Financial Statements for additional information.

[2]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[3]

Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
[4]	Value was determined using significant unobservable inputs.
[5]	Floating rate security. Rate shown is the rate effective as of period end.
[6]	This investment was made through a participation. Please see Note 2 for a description of loan participations.
[7]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[8]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[9]	Callable.
[10]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $116,675,625, which represents 0.5% of total net assets of the Fund.

[11]	Step rate security.
[12]	Investment valued using net asset value per share as practical expedient. See Note 13 for respective investment strategies, unfunded commitments, and redemptive restrictions.
[13]	These securities are restricted, the total value of these securities is $8,723,563,701, which represents 38.3% of total net assets of the Fund.
[14]	Variable rate security. Rate shown is the rate in effect as of period end.
[15]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[16]	Atomic Blocker, LLC holds Class A Preferred Units and Class W Common Units in Atomic Holdings, LLC, which is the holding company that owns Atomic Transport, LLC.
[17]	Vistria ESS Holdings, LLC holds Series A Preferred Units and Class A Common Units in TVG ESS Holdings, LLC which is the parent company holdings company for S4T Holdings Corp.
[18]	The rate is the annualized seven-day yield at period end.
[19]	Affiliated company.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$25,126,428
26North BDC, Inc.	10/11/2023	15,000,000
ABPCI Pacific Funding LP	6/9/2022	169,552,083
AG Twinbrook Origination Fund I, L.P.	4/14/2023	25,000,000
AGTB BDC Holdings, LP	5/10/2022	125,000,000
Antares Loan Funding I Ltd.	2/17/2023	103,200,000
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	8/3/2022	91,406,352
Ares Commercial Finance LP	3/31/2021	28,535,713
Ares Priority Loan Co-Invest LP	1/25/2023	34,225,000
Ares Strategic Income Fund	12/5/2022	100,000,000
Ares Senior Direct Lending Fund III	8/30/2024	4,522,894
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	4,845,848
Barings Capital Investment Corporation	1/25/2021	95,000,000
Barings Private Credit Corporation	5/10/2021	900,000,000
BlackRock MT. Lassen Senior Loan XII	1/23/2024	138,613,861
BlackRock Shasta Senior Loan Fund VII, LLC	2/10/2021	645,119,996
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	18,832,550
Blackstone Technology Senior Direct Lending Fund LP	5/16/2024	41,967,692
Blue Owl Credit Income Corp.	7/29/2021	150,000,000
Blue Owl MC Debt Opportunities LP	5/24/2024	28,550,000
Blue Owl Technology Finance Corp.	9/24/2020	35,000,000
Blue Owl Technology Finance Corp. II	12/30/2021	63,463,101
Boost Co-Invest LP	1/25/2024	27,081,557
Capricorn Co-Invest, L.P.	12/18/2023	31,595,645
Carlyle Credit Solutions, Inc.	10/25/2022	50,000,000
Carlyle Secured Lending III	9/28/2022	6,684,375
CCOF Alera Aggregator, L.P.	4/25/2023	9,712,500
CCOF Sierra II, L.P.	8/2/2022	15,633,775
Chilly HP SCF Investor, LP	2/9/2022	1,980,197
Comvest Structured Note Issuer I LLC	11/17/2022	345,682,869
Crescent Mezzanine Partners VIIC, L.P.	3/31/2021	4,498,922
Crestline Structured Note Issuer I LLC	8/26/2024	34,144,000
CW Credit Opportunity 2 LP	6/27/2024	19,282,497
FBLC Senior Loan Fund LLC	4/1/2020	78,562,000
Franklin BSP Capital Corp	1/20/2021	27,297,757
Golub Capital BDC 4, Inc.	4/21/2022	152,901,821
Golub Capital Direct Lending Corporation	7/13/2021	50,000,000
Golub Capital Private Credit Fund	12/22/2023	200,000,000
GPG Loan Funding, LLC	4/29/2024	184,213,959
GTCR (D) Investors LP	9/19/2023	1,493
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	38,400,187
HPS KP Mezz Co.-Invest, L.P.	4/1/2024	87,288,623
HPS KP SIP V Co.-Investment Fund, LP	4/1/2024	14,203,288
HPS Mezzanine Partners 2019, L.P.	11/16/2020	7,428,414
HPS Mint Co-Invest Fund, L.P.	5/25/2022	21,577,545

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Security	First Acquisition Date	Cost
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	$23,408,217
HPS Specialty Loan Fund V Feeder, L.P.	5/14/2021	54,459,935
KCLF Note Issuer I SPV, LLC, Subordinated	12/27/2023	264,025,000
Kelso XI Tailwind Co-Investment, L.P.	9/11/2023	800
KKR FS Income Trust	6/30/2023	59,500,000
KKR FS Income Trust Select	3/28/2024	25,000,000
KKR Institutional Middle Market Fund	10/16/2023	315,000,000
KWOL Co-Invest, LP	11/20/2023	22,500,000
Luther Co-Invest, L.P.	7/15/2022	22,043,366
Marilyn Co-Invest, L.P.	4/1/2024	29,065,006
Marlin Credit Opportunities Fund, L.P.	5/21/2021	106,659,785
Middle Market Credit Fund II, LLC	11/3/2020	12,708,191
Milano Co.-Invest L.P.	4/1/2024	3,985,441
Minerva Co-Invest, L.P.	2/11/2022	23,209,315
NB Capital Solutions Co-Invest (Wolverine) LP	11/15/2023	8,275,406
New Mountain Guardian III BDC, L.L.C.	3/27/2020	51,897,839
New Mountain Guardian IV BDC, L.L.C.	6/29/2022	27,500,000
NXT Capital Structured Note I LLC	1/26/2022	149,131,243
Odyssey Co-Investment Partners B, LLC	3/24/2022	1,903,368
Palisades CLO, LLC	4/18/2023	245,984,137
Piccadilly Co-Invest, L.P.	4/17/2023	55,388,571
Private Credit Fund C-1 Holdco, LLC – Series 1	7/11/2023	527,237,449
Proxima Co-Invest, L.P.	11/2/2021	9,757,955
Raven Asset-Based Credit Fund II LP	9/21/2021	14,720,638
Raven Senior Loan Fund LLC	5/5/2022	467,597,208
Redwood Enhanced Income Corp.	4/8/2022	40,600,000
Silver Point Loan Funding, LLC	3/22/2022	950,790,977
Silver Point Specialty Credit Fund II, L.P.	12/15/2020	46,280,581
Sixth Street Lending Partners	8/31/2022	18,558,794
Stellus Private Credit BDC Feeder LP	1/31/2022	22,587,896
Stone Point Credit Corporation	12/30/2022	75,500,000
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	7,115,039
T. Rowe Price OHA Select Private Credit Feeder Fund LLC	9/22/2023	50,000,000
TCW Direct Lending VIII LLC	1/31/2022	43,947,611
THL Fund IX Investor Plymouth II LP	8/31/2023	1,865,889
Thoma Bravo Credit Fund III Feeder, LP	10/10/2023	—
Thompson Rivers LLC	6/29/2021	5,666,840
Varagon Capital Corporation	5/23/2022	19,296,490
Varagon Capital Direct Lending Fund, L.P.	3/25/2021	41,250,000
Varagon Structured Note Issuer I, LLC	10/13/2021	137,277,228
Varsity Healthcare Partners VetEvolve Co-Invest A, LP	10/11/2023	3,010,526
Vista Credit Strategic Lending Corp.	10/10/2023	36,485,567
VPC Credit Origination Fund, LP	4/19/2023	1,000,000
Waccamaw River LLC	5/4/2021	12,352,988
West Street Loan Partners V	3/14/2024	15,000,000
Total		$8,300,678,238

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Swap Contracts As of September 30, 2024 (Unaudited)

SWAP CONTRACT

INTEREST RATE SWAPS

Counterparty[1]	Payments Made/Frequency	Payments Received/ Frequency	Termination Date	Notional Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.619% / Quarterly	7.06% / Semi-annually	12/6/2025	$34,000,000	$—	$222,628
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.581% / Quarterly	6.75% / Semi-annually	8/4/2026	115,200,000	—	1,226,263
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.665% / Quarterly	7.04% / Semi-annually	1/20/2027	85,000,000	—	1,669,838
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.700% / Quarterly	7.04% / Semi-annually	1/20/2027	27,000,000	—	509,340
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.446% / Quarterly	4.10% / Semi-annually	3/28/2027	650,000,000	—	(11,773,551)
PNC Bank, N.A.	Daily Simple SOFR[2] + 0.905% / Quarterly	4.10% / Semi-annually	3/28/2027	250,000,000	—	(1,276,286)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.005% / Quarterly	7.10% / Semi-annually	12/6/2027	95,000,000	—	1,994,011
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.010% / Quarterly	7.10% / Semi-annually	12/6/2027	10,000,000	—	208,377
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.991% / Quarterly	6.77% / Semi-annually	8/4/2028	304,800,000	—	4,542,568
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.593% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000	—	4,761,733
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.642% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000		4,453,515
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.270% / Quarterly	6.32% / Semi-annually	8/15/2029	486,000,000		15,658,290
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.214% / Quarterly	7.17% / Semi-annually	12/6/2029	141,000,000	—	4,065,779
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.218% / Quarterly	6.81% / Semi-annually	8/4/2030	114,000,000	—	1,468,008
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.444% / Quarterly	6.40% / Semi-annually	8/15/2031	328,000,000		12,344,216
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.500% / Quarterly	6.99% / Semi-annually	8/4/2033	66,000,000	—	497,683
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.375% / Quarterly	7.51% / Semi-annually	1/20/2036	45,000,000	—	2,920,012
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.627% / Quarterly	6.51% / Semi-annually	8/15/2036	195,000,000		8,501,096
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.052% / Quarterly	5.44% / Semi-annually	7/19/2025	215,000,000	—	(2,158,793)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.263% / Quarterly	5.50% / Semi-annually	7/19/2026	130,000,000	—	(1,343,872)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.245% / Quarterly	5.50% / Semi-annually	7/19/2026	10,000,000	—	(99,864)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Swap Contracts As of September 30, 2024 (Unaudited) (Continued)
Counterparty[1]	Payments Made/Frequency	Payments Received/ Frequency	Termination Date	Notional Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.477% / Quarterly	5.61% / Semi-annually	7/19/2027	$130,000,000	$—	$(1,560,510)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 1.940% / Quarterly	6.20% / Semi-annually	8/15/2027	268,000,000		5,852,095
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.889% / Quarterly	7.06% / Semi-annually	1/20/2029	224,000,000	—	6,734,699
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.688% / Quarterly	5.72% / Semi-annually	7/19/2029	160,000,000	—	(2,920,563)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.684% / Quarterly	5.72% / Semi-annually	7/19/2029	40,000,000	—	(722,466)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.123% / Quarterly	7.23% / Semi-annually	1/20/2031	155,000,000	—	6,252,173
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.305% / Quarterly	7.40% / Semi-annually	1/20/2034	224,000,000	—	11,903,955
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.590% / Quarterly	6.46% / Semi-annually	8/15/2034	93,000,000		3,527,461
TOTAL INTEREST RATE SWAPS						$77,457,835

1        Instrument is used in a hedge accounting relationship. See Note 2, subsections Interest Rate Swap Contracts and Senior Notes.

2        Reset daily with a five business day look back.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Forward Foreign Currency Exchange Contracts As of September 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	Counterparty	Currency Sold	Settlement Date	Currency Amount Purchased	Value at Opening Date of Contract	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
British Pound	State Street	USD	October 01, 2024	94	$123	$125	$2
British Pound	State Street	USD	October 31, 2024	168,654	225,610	225,467	(143)
Canadian Dollars	State Street	USD	October 01, 2024	1,823,815	1,346,756	1,348,511	1,755
Euro	State Street	USD	October 01, 2024	91	101	101	—
Euro	State Street	USD	October 31, 2024	1,124,448	1,256,132	1,253,226	(2,906)
Euro	State Street	USD	December 04, 2024	3,399,265	3,723,147	3,794,088	70,941
Euro	State Street	USD	December 06, 2024	9,182,096	9,963,885	10,249,460	285,575
					16,515,754	16,870,978	355,224
Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Australian Dollars	State Street	USD	October 31, 2024	(25,713,310)	$(17,617,037)	$(17,783,149)	$(166,112)
British Pound	State Street	USD	October 31, 2024	(178,577,361)	(238,447,743)	(238,733,191)	(285,448)
Canadian Dollars	State Street	USD	October 01, 2024	(236,896,553)	(176,182,442)	(175,159,105)	1,023,337
Canadian Dollars	State Street	USD	October 31, 2024	(235,242,011)	(174,859,751)	(174,070,024)	789,727
Euro	State Street	USD	October 31, 2024	(536,261,090)	(599,035,077)	(597,676,760)	1,358,317
Euro	State Street	USD	December 04, 2024	(3,399,265)	(3,729,130)	(3,794,088)	(64,958)
Euro	State Street	USD	December 06, 2024	(9,182,096)	(10,081,666)	(10,249,460)	(167,794)
New Zealand Dollar	Marlin Equity Partners	USD	October 31, 2024	(6,367,690)	(4,003,335)	(4,045,542)	(42,207)
Norwegian Krone	Marlin Equity Partners	USD	February 14, 2025	(13,125,000)	(1,252,983)	(1,243,563)	9,420
Swedish Krona	Marlin Equity Partners	USD	October 31, 2024	(244,978,993)	(24,122,978)	(24,157,963)	(34,985)
Swedish Krona	Marlin Equity Partners	USD	August 22, 2025	(11,250,000)	(1,115,573)	(1,125,541)	(9,968)
					(1,250,447,715)	(1,248,038,386)	2,409,329
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(1,233,931,961)	$(1,231,167,408)	$2,764,553

USD – U.S. Dollar
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Summary of Investments As of September 30, 2024 (Unaudited)
Security Type/Sector
Senior Secured Loans
Technology	19.2%
Health Care	12.8%
Industrials	11.5%
Financials	11.4%
Business Services	7.9%
Consumer Discretionary	6.2%
Communications	1.9%
Materials	1.8%
Consumer Staples	1.1%
Real Estate	1.0%
Energy	0.5%
Utilities	0.2%
Total Senior Secured Loans	75.5%
Private Investment Vehicles
Private Collateralized Loan Obligations	20.3%
Non-Listed Business Development Companies	11.0%
Investment Partnerships	4.3%
Special Purpose Vehicle for Common and Preferred Equity	0.7%
Special Purpose Vehicle for Senior Secured Loans	0.7%
Special Purpose Vehicle for Preferred Equity	0.5%
Joint Ventures	0.4%
Special Purpose Vehicle for Common Equity	0.4%
Special Purpose Vehicle for Subordinated Debt	0.1%
Private Equity	0.0%
Total Private Investment Vehicles	38.4%
Collateralized Loan Obligations	0.6%
Preferred Stocks
Technology	0.3%
Health Care	0.1%
Industrials	0.1%
Financials	0.1%
Energy	0.0%
Business Services	0.0%
Consumer Discretionary	0.0%
Consumer Staples	0.0%
Materials	0.0%
Total Preferred Stocks	0.6%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Summary of Investments As of September 30, 2024 (Unaudited) (Continued)
Security Type/Sector
Common Stocks
Financials	0.3%
Health Care	0.0%
Industrials	0.0%
Consumer Discretionary	0.0%
Technology	0.0%
Business Services	0.0%
Communications	0.0%
Consumer Staples	0.0%
Materials	0.0%
Total Common Stocks	0.3%
Subordinated Debt
Technology	0.3%
Health Care	0.1%
Financials	0.1%
Real Estate	0.1%
Industrials	0.1%
Materials	0.0%
Communications	0.0%
Total Subordinated Debt	0.7%
Warrants
Energy	0.0%
Health Care	0.0%
Technology	0.0%
Total Warrants	0.0%
Short-Term	4.6%
Total Investments	120.7%
Senior Notes	(21.7)%
Liabilites Less Other Assets	1.0%
Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Assets and Liabilities September 30, 2024 (Unaudited)
Assets:
Investments in unaffiliated securities, at value (cost $27,022,721,363)(a)	$27,428,335,856
Investments in affiliated securities, at value (cost $91,270,191)	94,151,891
Foreign currency, at value (cost $4,937,479)	4,735,948
Unrealized appreciation on forward foreign currency exchange contracts	3,539,076
Unrealized appreciation on swap contracts	77,457,834
Cash	126,211,853
Cash collateral for swap contracts	137,950,000
Receivables:
Investment securities sold	166,490,075
Fund shares sold	26,740,216
Dividends and interest	519,073,054
Prepaid expenses	11,291,832
Prepaid underlying loan expense	4,437,813
Prepaid commitment fees on secured credit facility	9,595,186
Total assets	28,610,010,634

Liabilities:
Unrealized depreciation on forward foreign currency exchange contracts	774,521
Payables:
Senior notes (Net of deferred offering cost of $16,162,679) (Note 2)	4,956,295,155
Secured credit facility (Note 2)	767,500,000
Line of credit facility waiver of fees	300,946
Investment securities purchased	3,124,398
Deferred tax liability	3,665,215
Interest on senior notes	68,739,076
Interest on secured credit facility	3,319,048
Investment Management fees	4,347,422
Audit fees	552,877
Fund administration fees	1,393,369
Legal fees	257,251
Custody fees	109,829
Trustees’ fees and expenses	18,911
Transfer agency fees and expenses	235,746
Sub transfer agency fees and expenses	2,247,044
Swap interest	1,962,556
Chief Compliance Officer fees	8,234
Other accrued expenses	863,015
Total liabilities	5,815,714,613

Net Assets	$22,794,296,021

Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$22,069,751,712
Total distributable earnings	724,544,309
Net Assets	$22,794,296,021

Class I Shares:
Net assets applicable to shares outstanding	$22,794,296,021
Shares of beneficial interest issued and outstanding	2,085,277,752
Net asset value, offering, and redemption price per share	10.93

(a)      Includes unrealized appreciation (depreciation) on unfunded loan commitments of $10,644,087.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Operations
For the Six Months Ended September 30, 2024 (Unaudited)
Investment Income:
Interest from unaffiliated investments (net of withholding taxes of $1,305,477)	$980,061,339
PIK Interest	24,134,019
Dividends from unaffiliated investments	9,648,327
Distributions from affiliated private investment vehicles	5,257,486
Distributions from unaffiliated private investment vehicles	374,533,674
Miscellaneous income	263,554
Total investment income	1,393,898,399
Expenses:
Investment management fees	102,381,497
Interest on secured credit facility	44,482,222
Interest on reverse repurchase agreements	69,819
Interest on senior notes	114,037,496
Interest on swap contracts	35,754,013
Amortization of origination fees	856,950
Amortization of offering costs on notes	1,977,298
Legal fees	1,205,451
Fund administration fees	5,140,384
Equalization interest on private investment vehicles (Note 2)	77,732
Registration fees	1,164,854
Transfer agent fees and expenses	13,181
Sub transfer agent fees and expenses	10,232,452
Custody fees	1,687,840
Audit fees	603,642
Trustees’ fees and expenses	168,766
Shareholder reporting fees	630,927
Chief Compliance Officer fees	98,425
Insurance fees	52,924
Commitment fees on secured credit facility	1,787,552
Miscellaneous expenses	6,399,330
Total fees and expenses	328,822,755
Net investment income	1,065,075,644
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	37,284,349
Forward foreign currency exchange contracts	(30,401,353)
Foreign currency transactions	441,186
Net realized gain (loss)	7,324,182
Net change in unrealized appreciation/depreciation on:
Investments	196,570,526
Investments in affiliated issuers	2,032,574
Forward foreign currency exchange contracts	(414,109)
Foreign currency translations	(670,306)
Deferred tax expense	(1,569,895)
Net change in unrealized appreciation/(depreciation), net of deferred taxes	195,948,790
Net realized and unrealized gain (loss)	203,272,972
Net Increase in Net Assets from Operations	$1,268,348,616

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Net Increase in Net Assets from:
Operations:
Net investment income	$1,065,075,644	$1,505,009,914
Net realized gain/(loss) on investments, forward foreign currency exchange contracts and foreign currency transactions	7,324,182	(23,970,886)
Net change in unrealized appreciation/(depreciation) on investments, forward foreign currency exchange contracts, foreign currency translations and deferred taxes	195,948,790	258,610,557
Net increase in net assets resulting from operations	1,268,348,616	1,739,649,585
Distributions to shareholders:
Distributions:
Class I	(567,605,861)	(1,862,584,452)
From return of capital:
Class I	—	(49,232,580)
Total	(567,605,861)	(1,911,817,032)
Capital Transactions:
Proceeds from shares sold:
Class I	5,145,447,084	8,031,814,601
Reinvestment of distributions:
Class I	22,838,306	426,760,494
Cost of shares repurchased:
Class I	(947,672,938)	(1,490,371,992)
Net increase in net assets from capital transactions	4,220,612,452	6,968,203,103
Net increase in net assets	4,921,355,207	6,796,035,656
Net Assets:
Beginning of period	17,872,940,814	11,076,905,158
End of period	$22,794,296,021	$17,872,940,814
Capital Share Transactions:
Shares sold:
Class I	477,646,114	754,704,052
Shares issued in reinvestment of distributions:
Class I	2,144,427	40,679,215
Shares redeemed:
Class I	(87,991,916)	(140,210,695)
Net increase in capital shares outstanding	391,798,625	655,172,572

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2024 (Unaudited)
Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$1,268,348,616
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments, net of unfunded commitments	(10,896,219,664)
Sales of investments	5,327,058,618
Net accretion on investments	(19,098,506)
Net realized gain on investments	(37,284,349)
Net realized gain on paydowns	(17,172,715)
Net change in unrealized (appreciation)/depreciation	(198,603,100)
Return of capital distributions received	738,071,300
Original issue discount and amendment fees	7,306,770
PIK interest	(24,134,019)
Net change in deferred tax liability	1,569,895
Change in short-term investments, net	(622,417,699)
(Increase)/Decrease in assets:
Foreign currency	(3,953,418)
Investment securities sold	(151,859,915)
Dividends and interest	(321,558,532)
Due from custodian	101,297
Swap interest	(697,375)
Prepaid expenses	(10,727,662)
Prepaid underlying loan expense	(370,220)
Prepaid commitment fees on secured credit facility	(2,442,952)
Increase/(Decrease) in liabilities:
Due to counterparty	(26,393,006)
Investment securities purchased	(60,429,047)
Investment management fees	935,624
Interest on reverse repurchase agreements	(9,481)
Interest on secured credit facility	(9,922,899)
Interest on senior notes	32,589,647
Audit fees	(461,243)
Legal fees	196,866
Fund administration fees	201,468
Trustees’ fees and expenses	(18,734)
Custody fees	(1,239,885)
Transfer Agency fees and expenses	(91,406)
Chief Compliance Officer fees	8,234
Other accrued expenses	(1,863,740)
Net cash used in operating activities	(5,030,581,232)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2024 (Unaudited) (Continued)
Cash flows provided by (used in) financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	$5,490,078,317
Cost of shares repurchased	(947,672,938)
Distributions paid to shareholders, net of reinvestments	(544,767,555)
Dividends payable	(420,009,390)
Deferred tax payments	(2,000,940)
Payments made on reverse repurchase agreements	(4,320,000)
Proceeds from secured credit facility (see note 2)	875,000,000
Payments on secured credit facility (see note 2)	(1,600,000,000)
Proceeds from term loan (see note 2)	317,500,000
Proceeds from senior notes	1,670,000,000
Net cash provided by financing activities	4,833,807,494
Net decrease in cash and restricted cash	(196,773,738)
Cash and restricted cash
Cash and restricted cash, beginning of year	460,935,591
Cash and restricted cash, end of year*	$264,161,853

*     Cash and restricted cash of $126,211,853 and cash deposited with broker for swap contracts of $137,950,000.

Non cash financing activities not included herein consist of $22,838,306 reinvested dividends and $24,134,019 of PIK interest.

Cash paid for interest on credit facility during the period was $44,914,418.

Cash paid for interest on reverse repurchase agreements during the period was $76,986.

Cash paid for interest on senior notes during the period was $59,552,266.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Financial Highlights Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period March 6, 2019* through December 31, 2019
Net asset value, beginning of period	$10.67	$10.67	$10.79	$10.60	$10.35	$10.15	$10.00
Income from Investment Operations:
Net investment income[1]	0.56	1.15	0.87	0.16	0.72	0.72	0.34
Net realized and unrealized gain (loss) on investments[2]	—[3]	0.18	(0.15)	0.03	0.27	0.19	(0.04)
Total income from investment operations	0.56	1.33	0.72	0.19	0.99	0.91	0.30
Less Distributions to shareholders:
From net investment income	(0.30)	(1.41)	(0.69)	—	(0.62)	(0.62)	(0.15)
From return of capital	—	(0.04)	(0.15)	—	(0.10)	(0.09)	—
From net realized gain	—	—	—	—	(0.02)	—[3]	—[3]
Total Distributions to shareholders	(0.30)	(1.45)	(0.84)	—	(0.74)	(0.71)	(0.15)
Net asset value, end of period	$10.93	$10.55	$10.67	$10.79	$10.60	$10.35	$10.15
Total return[4]	6.52%[5]	13.34%	7.06%	1.79%[5]	10.38%	9.25%	3.05%[5]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$22,794,296	$17,872,941	$11,076,905	$6,742,783	$4,729,648	$744,892	$268,536
Ratio of expenses to average net assets (excluding interest expense)[7]:
Before fees waived and deferred tax expense	1.29%[6]	1.20%	1.23%	1.28%[6]	1.32%	1.80%	2.25%[6]
After fees waived	1.29%[6]	1.20%	1.23%	1.28%[6]	1.32%	1.80%	1.78%[6]
Ratio of expenses to average net assets (including interest expense)[7]:
Before fees waived	3.21%[6]	3.42%	2.95%	1.79%[6]	1.94%	2.43%	2.28%[6]
After fees waived	3.21%[6]	3.42%	2.95%	1.79%[6]	1.94%	2.43%	1.81%[6]
Ratio of net investment income to average net assets (including interest expense)[7]:
Before fees waived	10.40%[6]	10.81%	8.23%	6.24%[6]	6.74%	7.04%	3.55%[6]
After fees waived	10.40%[6]	10.81%	8.23%	6.24%[6]	6.74%	7.04%	4.02%[6]
Portfolio turnover rate	21%[5]	31%	26%	16%[5]	29%	29%	15%[5]

*     Commencement of operations.

**    Fiscal year end changed to March 31, effective January 1, 2022.

1    Based on average daily shares outstanding for the period.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Financial Highlights Class I (Continued)

2    Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.

3    Amount represents less than $0.01 per share.

4    Total returns would have been lower had expenses not been waived by Cliffwater LLC, the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

5    Not annualized.

6    Annualized.

7    These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Consolidated Schedule of Investments.

8    Deferred tax expense estimate for the ratio calculation is derived from unrealized gain (losses).
Supplemental Expense Ratios	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period March 6, 2019* through December 31, 2019
Ratio of expenses to average net assets (excluding interest expense)[7]:
Deferred tax expense[8]	0.02%[6]	0.01%	0.01%	—%	—%	—%	—%[6]
With fees waived, after taxes	1.31%[6]	1.21%	1.24%	1.28%[6]	1.32%	1.80%	1.78%[6]

Senior Securities
Total Amount Outstanding
Reverse Repurchase Agreements	$—	$4,320,000	$3,870,000	$6,255,000	$6,833,000	$12,557,000	$6,034,000
Secured Borrowings	—	—	—	204,168,415	249,990,230	—	—
Senior Credit Facility	767,500,000	1,175,000,000	932,000,000	607,000,000	1,195,000,000	190,000,000	—
Senior Notes	4,895,000,000	3,225,000,000	1,865,000,000	650,000,000	—	—	—
Asset Coverage Per $1,000 of Borrowings
Reverse Repurchase Agreements	—	4,138,255	2,863,249	1,078,983	693,179	60,321	45,504
Secured Borrowings	—	—	—	34,026	19,919	—	—
Senior Credit Facility	30,699	16,211	12,885	12,108	4,958	4,916	—
Senior Notes	5,669	6,517	6,920	11,376	—	—	—
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end management investment company operating as a diversified interval fund. The Fund operates under an Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement currently offers Class I Shares. Only Class I shares have been issued as of September 30, 2024.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans; (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investments in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) SPVs and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

Consolidation of Subsidiaries

Each Subsidiary was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund includes the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries that hold assets is as follows as of September 30, 2024:

Subsidiary	Date of Formation	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
CCLF SPV LLC (“CCLF SPV”)	February 3, 2020	$4,717,336,028	20.70%
MCCW Holdings, LLC (“CCLF MCCW”)	April 15, 2021	399,798,213	1.75%
CCLF Holdings LLC (“CCLF HOLD”)	May 25, 2021	24,190,996	0.11%
CCLF Holdings (D1) LLC (“CCLF HOLD (D1)”)	July 26, 2021	15,812,619	0.07%
CCLF Holdings (D2) LLC (“CCLF HOLD (D2)”)	July 26, 2021	2,035,555,366	8.93%
CCLF Holdings (D3) LLC (“CCLF HOLD (D3)”)	March 16, 2022	13,769,053	0.06%

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

1. Organization (continued)

Subsidiary	Date of Formation	Net Assets of Subsidiary	Percentage of Funds Total Net Assets
KCLF Holdings LLC (“KCLF Holdings”)	June 14, 2022	$330,239,557	1.45%
1585 Koala Holdings, LLC (“Koala Holdings”)	July 25, 2022	112,081	0.00%
CW Point LLC (“CW Point”)	February 1, 2023	343,847,671	1.51%
CCLF-B SPV LLC (“CCLF-B SPV”)	February 17, 2023	37,662,787	0.17%
CCLF Holdings (D11) LLC (“CCLF HOLD (D11)”)	March 31, 2023	20,483,802	0.09%
CCLF Holdings (D13) LLC (“CCLF HOLD (D13)”)	May 4, 2023	56,582,276	0.25%
Fivemile River Funding LLC (“Fivemile River Funding”)	May 8, 2023	30,539,575	0.13%
Madison Avenue SPV LLC (“Madison Avenue SPV”)	May 12, 2023	78,451,321	0.34%
CCLF Holdings (D16) LLC (“CCLF HOLD (D16)”)	May 12, 2023	170,007,150	0.75%
CCLF Holdings (D7) LLC (“CCLF HOLD (D7)”)	July 7, 2023	1,077,170,089	4.73%
Madison Avenue CLO SPV LLC (“Madison Avenue CLO”)	July 13, 2023	105,167,161	0.46%
CCLF Holdings (D18) LLC (“CCLF HOLD (D18)”)	August 1, 2023	30,359,796	0.13%
CCLF Holdings (D20) LLC (“CCLF HOLD (D20)”)	August 10, 2023	60,351,680	0.26%
SR CW LLC (“SR CW”)	September 23, 2023	224,766,541	0.99%
KCLF Holdings II LLC (“KCLF Holdings II”)	September 26, 2023	480,717,014	2.11%
CCLF Holdings (D23) LLC (“CCLF HOLD (D23)”)	September 26, 2023	116,066,403	0.51%
Steamboat SPV LLC (“Steamboat SPV”)	October 25, 2023	160,244,071	0.70%
CCLF Holdings (D26) LLC (“CCLF HOLD (D26)”)	October 25, 2023	1,366,547	0.01%
CCLF Holdings (D27) LLC (“CCLF HOLD (D27)”)	October 26, 2023	187,763,780	0.82%
CCLF Holdings (D30) LLC (“CCLF HOLD (D30)”)	November 9, 2023	784,418	0.00%
CCLF Holdings (D32) LLC (“CCLF HOLD (D32)”)	November 9, 2023	30,068,814	0.13%
CCLF Holdings (D31) LLC (“CCLF HOLD (D31)”)	November 9, 2023	91,741,534	0.40%
CCLF Holdings (D34) LLC (“CCLF HOLD (D34)”)	February 20, 2024	92,848,122	0.41%
CCLF Holdings (D33) LLC (“CCLF HOLD (D33)”)	February 21, 2024	4,891,570	0.02%
CCLF Holdings (D35) LLC (“CCLF HOLD (D35)”)	February 21, 2024	18,086,587	0.08%
CCLF Holdings (D39) LLC (“CCLF HOLD (D39)”)	February 28, 2024	42,529	0.00%
CCLF Holdings (D41) LLC (“CCLF HOLD (D41)”)	March 13, 2024	18,209,294	0.08%
CCLF Holdings (D46) LLC (“CCLF HOLD (D46)”)	April 25, 2024	69,607,952	0.31%
CCLF Holdings (D47) LLC (“CCLF HOLD (D47)”)	April 29, 2024	15,899,666	0.07%

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for daily net asset value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium, accretion of discount and loan origination fees using the effective interest method over the respective term of the loan. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums as interest income when it receives such amounts. Equalization interest on private investment vehicles are interest payments made to existing shareholders of closed-end vehicles when investing in a later close and are expensed as incurred.

Interest income from investments in the “equity” class of collateralized loan obligation (“CLO”) funds will be recorded based upon an estimate of an effective yield to expected maturity utilizing assumed cash flows in accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the Consolidated Statements of Operations. Some or all of the interest payments of a loan or preferred equity may be structured in the form of PIK, which accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of September 30, 2024.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes as an income tax expense on the Consolidated Statement of Operations. For the six months ended September 30, 2024, the Fund did not have interest or penalties associated with underpayment of income taxes.

CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), KCLF Holdings, Koala Holdings, CW Point, CCLF HOLD (D6), CCLF HOLD (D11), CCLF HOLD (D13), Fivemile River Funding, CCLF HOLD (D7), Madison Avenue SPV, Madison Avenue CLO, KCLF Holdings II, CCLF HOLD (D27), CCLF HOLD (D23), CCLF HOLD (D16), CCLF HOLD (D20), CCLF HOLD (D26), CCLF HOLD (D32), CCLF HOLD (D34), Steamboat SPV, CCLF-B SPV, CCLF HOLD (D46) and CCLF HOLD (D47) are disregarded entities for income tax purposes. CCLF HOLD, CCLF HOLD (D3), CCLF HOLD (D18), and CCLF HOLD (D30) are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s fiscal year, March 31. Under Section 19 of the Investment Company Act, the Fund is required to disclose the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash, short-term investments, bank deposits, and collateral for derivative positions which are readily convertible into cash and have an original maturity of three months or less. State Street Bank and Trust Company serves as the Fund’s custodian. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations or Federal Deposit Insurance Corporation limitations.

Cash and Investments, at value on the Consolidated Statement of Assets and Liabilities can include deposits in money market funds, which are classified as Level 1 assets. As of September 30, 2024, the Fund held cash of $105,771,533, $1,049,363,299 in a short-term money market fund, $20,440,320 in bank deposits, and $137,950,000 in collateral for swap contracts.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of September 30, 2024, the Fund had seven outstanding forward currency contracts purchased long and eleven outstanding forward currency contracts sold short, with total notional value of $16,515,754 and $(1,250,447,715), respectively.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Interest Rate Swap Contracts

The Fund may engage in various swap transactions, including interest rate agreements, primarily to manage risk, or as alternatives to direct investments. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Pursuant to ASC Topic 815, Derivatives and Hedging, the Fund uses interest rate swaps to hedge its fixed rate debt. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships, and therefore the periodic payments are recognized as interest on swap contracts in the Consolidated Statement of Operations. Depending on the nature of the balance at period end, the fair value of the interest rate swaps are either included as a derivative asset or derivative liability on the Fund’s consolidated statement of assets and liabilities. The change in fair value of the interest rate swaps is offset by a change in the carrying value of the fixed rate debt. Any amounts paid to the counterparties to cover collateral obligations under the terms of the interest rate swap agreements are included in cash deposited with brokers on the Fund’s Consolidated Statement of Assets and Liabilities. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of September 30, 2024, the Fund had twenty-nine outstanding interest rate swap contracts with total notional value of $4,895,000,000.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in CLOs and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand,

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Consolidated Statement of Operations. As of September 30, 2024, the Fund received $1,787,552 in commitment fees. As of September 30, 2024, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $4,005,691,922, $3,969,697,591, and $10,644,087, respectively.

Borrower	Type	Principal Amount
123Dentist, Inc.	Delayed Draw	$4,939,871
123Dentist, Inc.	Delayed Draw	3,016,861
1364720 B.C. LTD	Delayed Draw	3,401,109
1364720 B.C. LTD	Revolver	1,478,743
3 Step Sports LLC	Delayed Draw	3,449,675
3 Step Sports LLC	First Lien Term Loan	49,797
3 Step Sports LLC	Revolver	631,578
A1 Garage Equity, LLC	Delayed Draw	918,333
A1 Garage Equity, LLC	Revolver	1,515,152
AAH Topco, LLC	Delayed Draw	16,338,902
AAH Topco, LLC	Revolver	423,729
AB Centers Acquisition Corporation	Delayed Draw	2,857,143
AB Centers Acquisition Corporation	Delayed Draw	2,719,066
AB Centers Acquisition Corporation	Revolver	1,428,571
AB Centers Acquisition Corporation	Revolver	1,359,533
Abracon Group Holdings, LLC	Delayed Draw	2,857,068
Accession Risk Management Group	Delayed Draw	33,120,178
Accession Risk Management Group	Delayed Draw	385,714
Accession Risk Management Group	Revolver	3,625,000
Accession Risk Management Group	Revolver	278,637
Accuserve Solutions, Inc.	Delayed Draw	10,204,682
Accuserve Solutions, Inc.	Revolver	4,686,733
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	Delayed Draw	2,464,647
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	Revolver	1,006,750
ACI Group Holdings, Inc.	Delayed Draw	434,767
Acquia, Inc.	Revolver	181,763
ACTFY Buyer, Inc.	Delayed Draw	993,254
ACTFY Buyer, Inc.	Revolver	960,202
Actium Midco 3 (UK) Limited	Delayed Draw	731,028
Adelaide Borrower, LLC	Delayed Draw	8,380,202
Adelaide Borrower, LLC	Revolver	3,788,174
ADMA Biologics, Inc.	Revolver	414
Aduro Advisors LLC	Delayed Draw	628,782
Aduro Advisors LLC	Revolver	229,513
Advantage HCS LLC	Revolver	1,000,000
Advocate RCM Acquisition Corp.	Revolver	521,000
AFC-DELL Holding Corp.	Delayed Draw	2,639,324
Afore Insurance Services, LLC	Delayed Draw	6,354,000
Afore Insurance Services, LLC	Revolver	635,000
AG-Twin Brook Healthcare	Delayed Draw	46,000,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
AG-Twin Brook Healthcare	Delayed Draw	$58,299
AG-Twin Brook Healthcare	First Lien Term Loan	617,143
AI Fire Buyer, Inc.	Delayed Draw	1,062,787
AI Titan Parent, Inc.	Delayed Draw	673,206
AI Titan Parent, Inc.	Revolver	581,634
Air Comm Corporation, LLC	Revolver	2,439,024
Air Comm Corporation, LLC	Revolver	1,182,590
AirX Climate Solutions, Inc.	Delayed Draw	12,374,161
AirX Climate Solutions, Inc.	Delayed Draw	1,020,827
AirX Climate Solutions, Inc.	Revolver	1,030,681
AirX Climate Solutions, Inc.	Revolver	121,480
AirX Climate Solutions, Inc.	Revolver	305,849
AIS Holdco, LLC	Revolver	3,000,000
Alcami Corporation	Delayed Draw	244,227
Alcami Corporation	Revolver	3,052,838
Alchemy Us Holdco 1 LLC	Delayed Draw	2,903,226
Alcresta Therapeutics, Inc.	Delayed Draw	3,667,500
Alcresta Therapeutics, Inc.	Revolver	360,750
Alcresta Therapeutics, Inc.	Revolver	360,750
Aldinger Company	Delayed Draw	99,397
Aldinger Company	Revolver	114,503
Alera Group Holdings, Inc.	Delayed Draw	3,399,709
Alera Group Holdings, Inc.	Delayed Draw	10,375,921
Alera Group Holdings, Inc.	Delayed Draw	3,283,007
Alkeme Intermediary Holding LLC	Delayed Draw	23,333,333
Allworth Financial Group, L.P.	Delayed Draw	8,255,357
Allworth Financial Group, L.P.	Delayed Draw	1,601,786
Alpha US Buyer, LLC	Delayed Draw	3,992,727
Alpha US Buyer, LLC	Revolver	1,963,636
Alphacoin LLC	Delayed Draw	396,000
Alphacoin LLC	Revolver	530,100
Alpine Acquisition Corp.	Revolver	80,897
Alteryx	Delayed Draw	3,838,020
Alteryx	Revolver	1,705,787
Amba Buyer, Inc.	Delayed Draw	9,445,869
American Family Care	Delayed Draw	795,000
American Family Care	Revolver	278,672
AmeriLife Holdings, LLC	Delayed Draw	3,751,443
AmeriLife Holdings, LLC	Revolver	3,323,169
Amspec Parent, LLC	Delayed Draw	6,490,141
Amspec Parent, LLC	Delayed Draw	2,225,152
Amspec Parent, LLC	Revolver	6,084,507
Any Hour, LLC	Delayed Draw	6,875,635
Any Hour, LLC	Revolver	2,093,909
Apex Service Partners, LLC	Delayed Draw	3,565,423
Apex Service Partners, LLC	Delayed Draw	3,547,684
Apex Service Partners, LLC	Delayed Draw	5,327,470

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Apex Service Partners, LLC	Delayed Draw	$10,540
Apex Service Partners, LLC	Delayed Draw	282,262
Apex Service Partners, LLC	Delayed Draw	50,836
Apex Service Partners, LLC	First Lien Term Loan	493,029
Apex Service Partners, LLC	First Lien Term Loan	249,572
Apex Service Partners, LLC	First Lien Term Loan	105,319
Apex Service Partners, LLC	Revolver	1,402,755
Apex Service Partners, LLC	Revolver	785,841
Apex Service Partners, LLC	Revolver	1,000,355
Apex Service Partners, LLC	Revolver	282,904
Apex Service Partners, LLC	Revolver	538,653
Appfire Technologies, LLC	Delayed Draw	4,850,000
Appfire Technologies, LLC	Delayed Draw	3,929,977
Appfire Technologies, LLC	Revolver	756,000
Applied Technical Services, LLC	Delayed Draw	4,124,843
Applied Technical Services, LLC	Revolver	425,069
Applied Technical Services, LLC	Revolver	230,497
Aprio Advisory Group, LLC	Delayed Draw	3,947,368
Aprio Advisory Group, LLC	Revolver	1,342,105
Apryse Software Corp.	Revolver	319,202
Aptean, Inc.	Delayed Draw	10,557,962
Aptean, Inc.	Revolver	7,898,861
Aptive Environmental, LLC	Revolver	522,738
AQ Sunshine, Inc.	Delayed Draw	12,731,971
AQ Sunshine, Inc.	Revolver	2,447,879
Arax MidCo, LLC	Delayed Draw	7,814,655
Arax MidCo, LLC	Revolver	2,082,759
Archer Acquisition, LLC	Delayed Draw	3,990,987
Archer Acquisition, LLC	Revolver	261,174
Arcoro Holdings Corp.	Revolver	1,956,522
Ardonagh Midco 3 PLC	Delayed Draw	13,514,005
Ardurra Group LLC	Revolver	1,810,345
Ares Holdings LLC	Revolver	891,476
Armada Parent, Inc.	Revolver	2,383,333
Arnhem Bidco GMBH	Delayed Draw	949,032
Arrow Management Acquisition	Delayed Draw	20,000,000
Artifact Bidco, Inc.	Delayed Draw	217,704
Artifact Bidco, Inc.	Revolver	194,076
Artivion, Inc.	Delayed Draw	2,220,918
Artivion, Inc.	Revolver	500
Ascend Partner Services LLC	Delayed Draw	44,021,827
Ascend Partner Services LLC	Revolver	8,804,366
Ascend Plastic Surgery Partners MSO, LLC	Delayed Draw	2,703,000
Ascend Plastic Surgery Partners MSO, LLC	Revolver	548,500
ASG III, LLC	Revolver	500,000
ASP Global Holdings, LLC	Delayed Draw	1,258,184
ASP Global Holdings, LLC	Revolver	1,713,270

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Associations, Inc.	Delayed Draw	$6,330,584
Associations, Inc.	Revolver	5,072,583
ATI Restoration, LLC	Delayed Draw	6,103,257
ATI Restoration, LLC	Revolver	159,070
ATIS Acquisition, Inc.	Delayed Draw	3,695,652
ATIS Acquisition, Inc.	Revolver	1,108,696
AuditBoard, Inc.	Delayed Draw	1,500,000
AuditBoard, Inc.	Revolver	600,000
Auveco Holdings, Inc.	Revolver	1,019,737
Avalara, Inc.	Revolver	2,727,273
Avalign Holdings, Inc.	First Lien Term Loan	28,201
Avalign Holdings, Inc.	Revolver	462,075
AWI Group, LLC	Delayed Draw	1,171,200
AWI Group, LLC	Revolver	2,725,000
AWP Group Holdings, Inc.	Delayed Draw	29,394,839
AWP Group Holdings, Inc.	Delayed Draw	5,468,455
AWP Group Holdings, Inc.	Delayed Draw	5,261,029
AWP Group Holdings, Inc.	Delayed Draw	4,682,214
AWP Group Holdings, Inc.	Revolver	9,535,604
AWP Group Holdings, Inc.	Revolver	458,824
AWP Group Holdings, Inc.	Revolver	1,872,885
AWT Holding, Inc.	Delayed Draw	1,346,683
AWT Holding, Inc.	Revolver	134,668
AWT Merger Sub, Inc.	Revolver	1,071,429
Axiom Buyer, LLC	Delayed Draw	2,479,167
Axiom US Parent, Inc.	Delayed Draw	1,258,810
Axiom US Parent, Inc.	Revolver	141,234
AXPM Dental Management, LLC	Delayed Draw	8,243,186
AXPM Dental Management, LLC	Revolver	3,131,476
Azurite Intermediate	Delayed Draw	1,122,480
Azurite Intermediate	Revolver	499,000
Badge 21 Midco Holdings LLC	Delayed Draw	6,944,444
Badge 21 Midco Holdings LLC	Revolver	2,361,111
Baker Tilly Advisory Group, LP	Delayed Draw	1,070,072
Baker Tilly Advisory Group, LP	Revolver	1,024,648
Bamboo US BidCo LLC	Delayed Draw	799,200
Bamboo US BidCo LLC	Delayed Draw	1,366,148
Bamboo US BidCo LLC	First Lien Term Loan	80,896
Bamboo US Bidco LLC	First Lien Term Loan	116,802
Bamboo US BidCo LLC	Revolver	943,890
Bausch Receivables Funding LP	Revolver	5,000,000
Baxter Planning Systems, LLC	Delayed Draw	778,445
Baxter Planning Systems, LLC	Revolver	766,891
Beacon Mobility Corp.	Revolver	341,106
Beacon Pointe Harmony LLC	Delayed Draw	107,053
Beacon Pointe Harmony LLC	Delayed Draw	22,339,674
Beacon Pointe Harmony LLC	Revolver	639,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Belmont Buyer, Inc.	Revolver	$927,326
Benecon Midco II LLC	Revolver	5,687,500
Benecon Midco II LLC	Revolver	557,522
Benefit Street Technology	Revolver	2,300,000
Bestop, Inc.	Delayed Draw	1,597,604
Bestop, Inc.	Revolver	1,414,320
Beta Plus Technologies, Inc.	Revolver	3,819,000
BetterCloud, Inc.	Revolver	3,801,052
BetterCloud, Inc.	Revolver	2,512,669
BGI Purchaser, Inc.	Delayed Draw	1,010,802
BGI Purchaser, Inc.	Revolver	322
BGIF IV Fearless Utility Services, Inc.	Delayed Draw	442,887
BGIF IV Fearless Utility Services, Inc.	Revolver	387,514
Bigtime Software, Inc.	Revolver	2,327,586
Bingo Group Buyer, Inc.	Delayed Draw	1,521,000
Bingo Group Buyer, Inc.	Revolver	573,539
Biocare Medical LLC	Revolver	2,777,778
Blackbird Purchaser, Inc.	Delayed Draw	4,763,136
Blackbird Purchaser, Inc.	Revolver	4,697,456
BlackHawk Industrial Distribution, Inc.	Delayed Draw	946,329
BlackHawk Industrial Distribution, Inc.	Revolver	148,813
Bluefin Holding, LLC	Revolver	3,365,385
BlueHalo Global Holdings, LLC	Revolver	277,311
Bluesight, Inc.	Revolver	1,200,000
Bounteous, Inc.	Delayed Draw	865,733
Bounteous, Inc.	Revolver	1,800,000
BPCP NSA Intermedco, Inc.	Delayed Draw	5,199,628
BPCP NSA Intermedco, Inc.	Revolver	2,577,382
BPI Intermediate Holdings, Inc.	Revolver	1,440,000
BradyIFS Holdings, LLC	Delayed Draw	643,262
BradyIFS Holdings, LLC	Delayed Draw	347,017
BradyIFS Holdings, LLC	Revolver	934,153
BradyIFS Holdings, LLC	Revolver	1,094,621
Broadcast Music, Inc.	Revolver	1,205,483
BSC Top Shelf Blocker, LLC	Revolver	294,500
Bullhorn, Inc.	Delayed Draw	6,526,316
Bullhorn, Inc.	Revolver	2,105,263
BusinesSolver.com, Inc.	Delayed Draw	822,857
BusinesSolver.com, Inc.	Delayed Draw	1,197,576
C.P. Converters, Inc.	First Lien Term Loan	8,462
Caldwell & Gregory LLC	Delayed Draw	4,500,000
Caldwell & Gregory LLC	Revolver	3,000,000
CAP-KSI Holdings, LLC	Revolver	1,525,924
Capstone Acquisition Holdings, Inc.	Delayed Draw	152,401
Capstone Acquisition Holdings, Inc.	Revolver	441,668
Cards Acquisition, Inc.	Delayed Draw	5,583,456
Cards Acquisition, Inc.	Revolver	1,258,374

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Castle Management Borrower LLC	Revolver	$750,000
CB Buyer, Inc.	Delayed Draw	7,188,897
CB Buyer, Inc.	Revolver	2,803,398
CC SAG Acquisition	Delayed Draw	5,615,878
CC SAG Acquisition Corp.	Delayed Draw	916,399
CC SAG Acquisition Corp.	Revolver	699,301
CC WDW Borrower, Inc.	Delayed Draw	1,631,196
Cdata Software, Inc.	Delayed Draw	2,275,483
Cdata Software, Inc.	Revolver	3,649,303
Cedar Services Group, LLC, Pine Services Group, LLC	Delayed Draw	19,250,000
Cerity Partners, LLC	Delayed Draw	20,586,879
Cerity Partners, LLC	Delayed Draw	12,155,769
Cerity Partners, LLC	Revolver	2,201,035
Cerity Partners, LLC	Revolver	1,302,528
Cerity Partners, LLC	Revolver	375,351
CFGI Holdings, LLC	Revolver	1,751,825
CFS Brands, LLC	Delayed Draw	837,398
CFS Brands, LLC	Revolver	2,439,024
Charter Industries	Revolver	539,250
Chase Intermediate, LLC	Delayed Draw	26,640,000
Chase Intermediate, LLC	Revolver	2,000,000
Cherry Bekaert Advisory LLC	Delayed Draw	2,100,000
Cherry Bekaert Advisory LLC	Delayed Draw	2,310,000
Cherry Bekaert Advisory LLC	Revolver	2,373,418
Circauto Bidco AB	Delayed Draw	7,747,044
Citrin Cooperman Advisors, LLC	Delayed Draw	17,992,533
Citrin Cooperman Advisors, LLC	Delayed Draw	5,534,445
City Line Distributors LLC	Revolver	2,500
Clarience Technologies LLC	Delayed Draw	1,837,190
Clarience Technologies LLC	Revolver	1,696,339
Cleo Communications Holding, LLC	Revolver	2,140,000
Climate Pros, LLC	Delayed Draw	16,583,333
CMG HoldCo, LLC	Delayed Draw	5,031,329
Cobalt Buyer Sub, Inc.	Delayed Draw	464,959
Cobalt Buyer Sub, Inc.	Revolver	58,189
Cobham Holdings, Inc.	Revolver	2,343,750
Coding Solutions Acquisition, Inc.	Delayed Draw	10,005,613
Coding Solutions Acquisition, Inc.	Revolver	3,731,223
Collision SP Subco, LLC	Delayed Draw	1,986,515
Collision SP Subco, LLC	Revolver	1,060,189
Community Medical Acquisition Corp.	Revolver	714,809
ComPsych Investment Corp.	Delayed Draw	22,000,000
Concert Bidco Limited	First Lien Term Loan	6,053,844
Connect America.com, LLC	Revolver	2,241
Consor Intermediate II, LLC	Delayed Draw	19,647,887
Consor Intermediate II, LLC	Revolver	5,239,437
Continental Buyer, Inc.	Delayed Draw	12,738,854

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Continental Buyer, Inc.	Delayed Draw	$5,095,541
Continental Buyer, Inc.	Revolver	4,777,070
Continental Buyer, Inc.	Revolver	1,910,828
Contractual Buyer, LLC	Revolver	3,000,000
Coolsys, Inc.	Delayed Draw	9,027,778
COP HomeTown Acquisitions, Inc.	Revolver	1,049,167
COP HomeTown Acquisitions, Inc.	Revolver	507,500
COP Village Green Acquisitions, Inc.	Delayed Draw	3,118,222
COP Village Green Acquisitions, Inc.	Revolver	1,870,933
CORA Health Holdings Corp.	Revolver	557,692
CORDENTAL Group Management, LLC	Delayed Draw	861,030
CORDENTAL Group Management, LLC	Revolver	359,500
Coretrust Purchasing Group LLC	Delayed Draw	4,511,278
Coretrust Purchasing Group LLC	Delayed Draw	3,007,519
Coretrust Purchasing Group LLC	Revolver	4,511,278
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw	8,298,037
Coupa Holdings, LLC	Delayed Draw	1,851,039
Coupa Holdings, LLC	Delayed Draw	2,167,258
Coupa Holdings, LLC	Revolver	3,076,772
CPC/Cirtec Holdings, Inc.	Revolver	105,085
CPC/Cirtec Holdings, Inc.	Revolver	361,757
CPEX Purchaser, LLC	Delayed Draw	601,162
CPEX Purchaser, LLC	Revolver	2,181,818
CPF Dental, LLC	Delayed Draw	1,222,948
CRCI Longhorn Holdings, Inc.	Delayed Draw	19,411,765
CRCI Longhorn Holdings, Inc.	Delayed Draw	5,301,691
CRCI Longhorn Holdings, Inc.	Revolver	5,882,353
CRCI Longhorn Holdings, Inc.	Revolver	1,767,230
Credit Connection, LLC	Revolver	600,000
Crewline Buyer, Inc.	Revolver	5,222,499
CRS TH Holdings Corp	Delayed Draw	16,904,025
CRS TH Holdings Corp	Revolver	4,237,288
CRS TH Holdings Corp	Revolver	3,095,975
CSAFE Acquisition Company, Inc.	Revolver	289,583
CUB Financing Intermediate LLC	Delayed Draw	2,532,273
Cube Industrials Buyer, Inc.	Revolver	931,034
CVP Holdco, Inc.	Delayed Draw	7,610,872
CVP Holdco, Inc.	Revolver	3,049,915
CX Institutional, LLC	Delayed Draw	1,698,000
DataLink, LLC	Revolver	846,774
DCG Acquisition Corp.	Delayed Draw	6,699,688
DecoPac, Inc.	Revolver	229,409
Demakes Borrower, LLC	Delayed Draw	1,152,000
Demakes Borrower, LLC	Delayed Draw	719,180
Denali Bidco, Ltd.	Delayed Draw	3,720,496
Denali Bidco, Ltd.	Delayed Draw	3,236,333
Denali Buyerco LLC	Delayed Draw	21,023,415

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Denali Holdco LLC	Delayed Draw	$471,775
Denali Holdco LLC	Revolver	174,702
Dental365 LLC	Delayed Draw	1,403,913
Dental365 LLC	Revolver	627,889
Dentive Capital, LLC	Delayed Draw	3,142,682
Dermatopathology Laboratory Of Central States, LLC	Revolver	1,612,903
Diligent Corporation	Delayed Draw	6,234,070
Diligent Corporation	Revolver	2,849,814
DISA Holdings Corp.	Delayed Draw	3,042,316
DISA Holdings Corp.	Revolver	1,145,569
Disco Parent, LLC	Revolver	331,390
Diverzify Intermediate LLC	Delayed Draw	17,142,857
DMC Holdco, LLC	Delayed Draw	3,917,586
DMC Holdco, LLC	Revolver	2,611,724
Dorado Bidco, Inc.	Delayed Draw	458,429
Dorado Bidco, Inc.	Revolver	121,920
DOXA Insurance Holdings, LLC	Delayed Draw	342,077
DOXA Insurance Holdings, LLC	Revolver	440,322
DP Flores Holding, LLC	Delayed Draw	188,704
DP Flores Holding, LLC	Revolver	86,759
Drivecentric Holdings, LLC	Revolver	199,016
Drogon Bidco, Inc.	Delayed Draw	372,308
Drogon Bidco, Inc.	Revolver	143,466
DTI Holdco, Inc.	Delayed Draw	8,489,450
DTI Holdco, Inc.	Revolver	874,917
Dubois Chemicals, Inc.	Delayed Draw	375,940
Dubois Chemicals, Inc.	Revolver	375,940
Duggal Acquisition, LLC	Delayed Draw	682,742
Duggal Acquisition, LLC	Revolver	957,177
Duraserv LLC	Delayed Draw	157,727
Duraserv LLC	Revolver	175,031
Dwyer Instruments, Inc.	Delayed Draw	2,277,762
Dwyer Instruments, Inc.	Revolver	2,877,190
Eagle Family Foods, Inc.	Revolver	3,146,067
Easy Ice, LLC	Delayed Draw	386,893
Easy Ice, LLC	Delayed Draw	90
Easy Ice, LLC	Delayed Draw	2,526
Echo Purchaser, Inc.	Delayed Draw	844,769
Echo Purchaser, Inc.	Revolver	515,083
Eclipse Buyer, Inc.	Delayed Draw	9,463,230
Eclipse Buyer, Inc.	Delayed Draw	1,950,185
Eclipse Buyer, Inc.	Revolver	4,876,893
EdgeCo Buyer, Inc.	Delayed Draw	2,135,000
Edmunds GovTech, Inc.	Delayed Draw	11,852,476
Edmunds GovTech, Inc.	Revolver	500
EDPO, LLC	Delayed Draw	713,333
Elemica Parent, Inc.	Revolver	55,688

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Emerge Intermediate, Inc.	Revolver	$806,000
Empower Payments Investor, LLC	Delayed Draw	4,063,900
Empower Payments Investor, LLC	Delayed Draw	3,738,372
Empower Payments Investor, LLC	Revolver	2,501,761
Empower Payments Investor, LLC	Revolver	1,993,798
Endodontic Practice Partners LLC	Delayed Draw	3,604,000
Energy Acquisition LP	Delayed Draw	2,548,000
ENT MSO LLC	Delayed Draw	3,056,387
Enverus Holdings, Inc.	Delayed Draw	2,329,184
Enverus Holdings, Inc.	Delayed Draw	2,265,810
Enverus Holdings, Inc.	Revolver	805,208
Enverus Holdings, Inc.	Revolver	3,227,889
Enverus Holdings, Inc.	Revolver	2,709,610
EP Wealth Advisors, LLC	Delayed Draw	5,525,000
EP Wealth Advisors, LLC	Delayed Draw	750,814
EP Wealth Advisors, LLC	Revolver	260
Equinox Holdings, Inc.	First Lien Term Loan	85,075
Equinox Holdings, Inc.	Second Lien Term Loan	1,778
Equinox Holdings, Inc.	Second Lien Term Loan	26,042
ERC Holdings, LLC	Revolver	347,929
ERC Holdings, LLC	Revolver	1,631,604
ESG Investments, Inc.	Delayed Draw	2,491,071
ESG Investments, Inc.	Revolver	2,142,857
Esquire Deposition Solutions, LLC	Revolver	1,440,042
Essential Services Holding Corporation	Delayed Draw	3,420,054
Essential Services Holding Corporation	Revolver	2,137,528
Eternal AUS Bidco PTY LTD	Delayed Draw	582,616
Everbridge Holdings, LLC	Delayed Draw	3,377,778
Everbridge Holdings, LLC	Revolver	2,222,222
Evergreen Services Group II	Revolver	4,208,333
Exactcare Parent, Inc.	Revolver	1,032,787
Excel Fitness Holdings, Inc.	Delayed Draw	3,530,259
Excel Fitness Holdings, Inc.	Delayed Draw	131,506
Excel Fitness Holdings, Inc.	Delayed Draw	2,000,000
Excelitas Technologies Corp.	Delayed Draw	3,087,757
Fairway Lawns, LLC	Delayed Draw	1,014,472
Faraday Buyer, LLC	Delayed Draw	1,699,104
Fastlap LLC	Delayed Draw	1,848,000
Fastlap LLC	Revolver	294,500
Fenix Topco, LLC	Delayed Draw	5,439,093
Financial-Information-Technologies, LLC	Delayed Draw	17,380,000
Finastra USA, Inc.	Revolver	6,864,661
Finastra USA, Inc.	Revolver	845,864
Fingerpaint Marketing, Inc.	Revolver	336,022
Fingerpaint Marketing, Inc.	Revolver	1,545,699
Fitness Ventures Holdings, Inc.	Delayed Draw	486,803
Fitness Ventures Holdings, Inc.	Revolver	96

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Flint OpCo, LLC	Delayed Draw	$2,845,001
Flint OpCo, LLC	Delayed Draw	1,320,223
Flint OpCo, LLC	Revolver	1,026,252
Flint OpCo, LLC	Revolver	1,000
Flow Control Solutions, Inc.	Delayed Draw	1,482,736
Flow Control Solutions, Inc.	Revolver	806,287
Flow Control Solutions, Inc.	Revolver	420,949
FLS Holding, Inc.	Revolver	1,000,000
Fortis Solutions Group, LLC	Delayed Draw	7,343,333
Fortis Solutions Group, LLC	Delayed Draw	7,343,333
Fortis Solutions Group, LLC	Revolver	724,876
Fortis Solutions Group, LLC	Revolver	1,319,340
Foundation Risk Partners, Corp.	Delayed Draw	2,199,738
Foundation Risk Partners, Corp.	Delayed Draw	7,664,589
Foundation Risk Partners, Corp.	Delayed Draw	20,518,814
Foundation Risk Partners, Corp.	Revolver	359,993
Foundation Risk Partners, Corp.	Revolver	939,824
Foundation Risk Partners, Corp.	Revolver	8,925,450
FR Vision Holdings, Inc.	Revolver	352,951
FSS Buyer LLC	Revolver	1,610,390
Fullsteam Operations LLC	Delayed Draw	3,639,633
Fullsteam Operations LLC	Revolver	280,593
Fyzical Buyer, LLC	Revolver	215,940
Gainsight, Inc.	First Lien Term Loan	777,675
Gainsight, Inc.	Revolver	1,350,000
Galway Borrower, LLC	Delayed Draw	72,714,376
Galway Borrower, LLC	Delayed Draw	3,996,448
Galway Borrower, LLC	Delayed Draw	2,063,362
Galway Borrower, LLC	Revolver	5,958,358
Galway Borrower, LLC	Revolver	302,323
Galway Borrower, LLC	Revolver	283,035
Galway Borrower, LLC	Revolver	1,742,517
Gateway US Holdings, Inc.	Revolver	854,815
Generator Buyer, Inc.	Delayed Draw	145,999
Generator Buyer, Inc.	Revolver	84,289
Gestion ABS Bidco, Inc.	Delayed Draw	6,249,945
Gestion ABS Bidco, Inc.	Revolver	1,879,488
Global Critical Logistics LLC	Delayed Draw	9,500,000
Global Music Rights	Revolver	172,997
Global Music Rights	Revolver	1,508,825
GMES Intermediate Holdings, LLC	Delayed Draw	3,431,611
GMES Intermediate Holdings, LLC	Revolver	3,897,436
Gold Medal Services LLC	Delayed Draw	739,742
Gold Medal Services LLC	Revolver	279,578
GovBrands Intermediate, Inc.	Revolver	601,144
GovDelivery Holdings, LLC	Delayed Draw	2,514,000
GovDelivery Holdings, LLC	Delayed Draw	1,400,253

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
GovDelivery Holdings, LLC	Revolver	$7,092,105
GovDelivery Holdings, LLC	Revolver	4,334,657
GovernmentJobs.com, Inc.	Revolver	1,264,680
Govos, Inc.	Revolver	498,000
Graffiti Buyer, Inc.	Delayed Draw	3,236,979
Graffiti Buyer, Inc.	Delayed Draw	969,839
Graffiti Buyer, Inc.	Revolver	1,261,161
GraphPAD Software, LLC	Delayed Draw	1,506,976
GraphPAD Software, LLC	Revolver	627,906
Gray Matter Systems	Delayed Draw	609,400
Gray Matter Systems	Revolver	466,500
Great Kitchens Food Company, Inc.	Revolver	1,412,429
Ground Penetrating Radar Systems, LLC	Delayed Draw	12,645,349
Ground Penetrating Radar Systems, LLC	Delayed Draw	5,409,562
Ground Penetrating Radar Systems, LLC	Revolver	5,732,558
Ground Penetrating Radar Systems, LLC	Revolver	2,452,335
GS Acquisitionco, Inc.	Delayed Draw	1,386,000
GS Acquisitionco, Inc.	Revolver	1,086,782
GS Seer Group Borrower LLC	Delayed Draw	1,550,707
GS Seer Group Borrower LLC	Revolver	733,945
GS XX Corporation	Revolver	311,000
GSV Holding, LLC	Delayed Draw	4,249,548
GSV Purchaser, Inc.	Delayed Draw	982,231
GSV Purchaser, Inc.	Revolver	497,230
GTCR F Buyer Corp.	Delayed Draw	251,051
GTCR F Buyer Corp.	Revolver	1,000
Guidehouse, Inc.	First Lien Term Loan	74,220
GuidePoint Security Holdings, LLC	Delayed Draw	704,963
GuidePoint Security Holdings, LLC	Revolver	477,364
H2 Holdco, Inc.	Delayed Draw	2,263,885
Harley Exteriors Acquisition, LLC	Delayed Draw	514,000
Harley Exteriors Acquisition, LLC	Revolver	172,800
HCR Commercial Roofing / Highland Acquisition, Inc.	Revolver	88,800
HealthEdge Software, Inc.	Delayed Draw	1,472,000
HealthEdge Software, Inc.	Delayed Draw	278,946
HealthEdge Software, Inc.	Revolver	442,000
HealthEdge Software, Inc.	Revolver	124,134
HeartLand PPC Buyer, LLC	Delayed Draw	3,452,789
HeartLand PPC Buyer, LLC	Revolver	3,711,043
HEC Purchaser Corp.	Revolver	779,946
Helios Service Partners, LLC	Delayed Draw	1,063,199
Helium Acquirer Corporation	Revolver	1,491,129
HemaSource, Inc.	Revolver	4,125,000
Higginbotham Insurance Agency, Inc.	Delayed Draw	16,732,816
High Bar Brands Operating, LLC	Delayed Draw	1,912,493
High Bar Brands Operating, LLC	Revolver	1,508,774
High Street Buyer	Delayed Draw	4,009,153

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Hills Distribution, Inc.	Delayed Draw	$838,165
Hills Distribution, Inc.	Revolver	400
Home Service Topco IV, Inc.	Delayed Draw	4,757,325
Home Service Topco IV, Inc.	Revolver	1,066,677
Homecare Software Solutions LLC	Revolver	1,415,094
HP RSS Buyer, Inc.	Delayed Draw	899,878
HPS Business Services	Delayed Draw	357,715
HPS Consumer Discretionary	First Lien Term Loan	13,338
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	48,429,459
HS Spa Holdings, Inc.	Delayed Draw	250,000
HS Spa Holdings, Inc.	Revolver	215,664
HSI Halo Acquisition, Inc.	Delayed Draw	1,746,952
HSI Halo Acquisition, Inc.	Revolver	1,711,863
HTI Intermediate, LLC	Delayed Draw	423,000
HTI Intermediate, LLC	Revolver	226,000
HuFriedy Group Acquisition LLC	Delayed Draw	308,163
HuFriedy Group Acquisition LLC	Revolver	1,019,935
Hydraulic Technologies USA LLC	Revolver	3,148,500
Hyland Software, Inc.	Revolver	2,262,444
Hyland Software, Inc.	Revolver	397,058
Icefall Parent, Inc.	Revolver	1,620,040
iCIMS, Inc.	Revolver	1,205,714
Iconic Purchaser Corporation	Revolver	43,077
IEQ MIDCO III, LLC	Delayed Draw	6,721,219
IG Investment Holdings, LLC	Revolver	722,543
IG Investment Holdings, LLC	Revolver	1,085,519
Imagine Acquisitionco, Inc.	Revolver	1,157,556
Indigo Buyer, Inc.	Delayed Draw	24,500,000
Indigo Buyer, Inc.	Revolver	800,000
Infinity Home Services Holdco, Inc.	Revolver	649
Innovative Discovery, LLC	Revolver	1,128,000
Innovetive Petcare, LLC	Delayed Draw	256,481
Inszone Mid, LLC	Delayed Draw	1,653,752
Inszone Mid, LLC	Delayed Draw	22,495
Inszone Mid, LLC	Revolver	529,411
Inszone Mid, LLC	Revolver	1,687
Integrated Oncology Network, LLC	Revolver	219
Integrated Power Services	Delayed Draw	12,222,657
Integrated Power Services	Revolver	1,112,563
Integrity Marketing Acquisition, LLC	Delayed Draw	1,140,000
Integrity Marketing Acquisition, LLC	Delayed Draw	40,799,082
Integrity Marketing Acquisition, LLC	Revolver	10,145,684
INTEL 471, Inc.	Delayed Draw	9,687,500
Internet Truckstop Group, LLC	Revolver	113,670
Invicti Intermediate 2, LLC	Revolver	1,090,909
IQN Holding Corp.	Delayed Draw	1,262,567
IQN Holding Corp.	Revolver	737,968

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
IQN Holding Corp.	Revolver	$442,781
IvyRehab Intermediate II, LLC	Delayed Draw	15,000,000
IvyRehab Intermediate II, LLC	Delayed Draw	27,900,000
IvyRehab Intermediate II, LLC	Revolver	299,342
J.S. Held Holdings LLC	Delayed Draw	212,158
JTM Foods, LLC	Revolver	111,919
Kaseya, Inc.	Delayed Draw	3,050,400
Kaseya, Inc.	Revolver	3,070,511
KBP Investments LLC	Delayed Draw	3,444,691
Keel Platform, LLC	Delayed Draw	2,602,824
KENE Acquisition, Inc.	Delayed Draw	7,367,904
KENE Acquisition, Inc.	Delayed Draw	5,617,978
KENE Acquisition, Inc.	Revolver	2,263,911
KENE Acquisition, Inc.	Revolver	1,685,393
KENG Acquisition, Inc.	Delayed Draw	2,540,323
KENG Acquisition, Inc.	Delayed Draw	5,005,974
KENG Acquisition, Inc.	Revolver	3,266,129
Kensington Private Equity Fund	Delayed Draw	2,720,000
Keystone Agency Partners LLC	Delayed Draw	6,333,857
Kings Buyer, LLC	Revolver	50,430
Kittyhawk, Inc.	Revolver	466,500
Kleinfelder Intermediate LLC	Delayed Draw	2,213,115
Kleinfelder Intermediate LLC	Revolver	1,091,803
KPA Parent Holdings, LLC	Revolver	1,301,731
KPS Global LLC	Revolver	237,209
KPSKY Acquisition, Inc.	Delayed Draw	54,340,000
Kriv Acquisition, Inc.	Delayed Draw	13,903,846
Kriv Acquisition, Inc.	Revolver	2,760,532
KWOL Acquisition, Inc.	Revolver	700,771
KWOL Acquisition, Inc.	Revolver	2,353,556
KWOR Acquisition, Inc.	Revolver	18,293
L & J Holding Company, LLC	Delayed Draw	1,285,000
L & J Holding Company, LLC	Revolver	288,000
LBC Woodlands Purchaser LLC	Delayed Draw	252,810
LBC Woodlands Purchaser LLC	Revolver	234,800
LeadsOnline, LLC	Revolver	1,176,470
LeadVenture, Inc.	Delayed Draw	8,449,441
LeadVenture, Inc.	Delayed Draw	2,514,887
LeadVenture, Inc.	Revolver	3,791,844
LeadVenture, Inc.	Revolver	1,033,723
Leantaas Holdings, Inc.	Delayed Draw	924,129
LeaseCrunch, LLC	Delayed Draw	1,470,000
LeaseCrunch, LLC	Revolver	735,000
Legends Hospitality Holding Company, LLC	Delayed Draw	3,430,687
Legends Hospitality Holding Company, LLC	Delayed Draw	1,531,080
Legends Hospitality Holding Company, LLC	Revolver	6,861,373
Legends Hospitality Holding Company, LLC	Revolver	900,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Lehman Pipe Buyer, LLC	Revolver	$693,750
Liberty Purchaser, LLC	Revolver	120,397
Lido Advisors, LLC	Delayed Draw	8,442,000
Lido Advisors, LLC	Revolver	504,000
Life Science Intermediate Holdings, LLC	Delayed Draw	5,280,000
Life Science Intermediate Holdings, LLC	Revolver	328,328
LifeStyles Bidco, Ltd.	Revolver	368
Lightbeam Bidco, Inc.	Delayed Draw	4,135,483
Lightbeam Bidco, Inc.	Revolver	934,761
Litera Bidco LLC	Delayed Draw	7,190,869
Litera Bidco LLC	Delayed Draw	3,542,001
Litera Bidco LLC	Revolver	341,799
LJ Avalon Holdings, LLC	Delayed Draw	3,017,241
LJ Avalon Holdings, LLC	Revolver	1,034,483
LogRhythm, Inc.	Revolver	2,850,773
Magneto Components Buyco, LLC	Delayed Draw	3,636,364
Magneto Components Buyco, LLC	Revolver	3,030,303
MAI Capital Management Intermediate LLC	Delayed Draw	23,107,278
MAI Capital Management Intermediate LLC	Delayed Draw	1,081,333
MAI Capital Management Intermediate LLC	Revolver	8,664,669
MAI Capital Management Intermediate LLC	Revolver	406,424
Majco LLC	Delayed Draw	3,000,000
Majco LLC	Revolver	1,666,667
Mammoth Holdings, LLC	Revolver	1,136,364
Management Consulting & Research, LLC	Delayed Draw	25,371,429
Management Consulting & Research, LLC	Revolver	1,514,392
Management Consulting & Research, LLC	Revolver	1,630,824
Mandrake BidCo, Inc.	Revolver	724,000
ManTech International Corporation	Delayed Draw	8,616,244
ManTech International Corporation	Revolver	6,744,017
Margaritaville Enterprises LLC	Revolver	312,500
Marina Acquisition, Inc.	Revolver	1,429,513
Marmic Fire & Life Safety Co.	Delayed Draw	8,841,282
Marmic Fire & Life Safety Co.	Delayed Draw	267,469
Marmic Fire & Life Safety Co.	Revolver	2,602,564
Marmic Fire & Life Safety Co.	Revolver	156,573
MB2 Dental Solutions, LLC	Delayed Draw	21,822,526
MB2 Dental Solutions, LLC	Delayed Draw	6,025,644
MB2 Dental Solutions, LLC	Revolver	686,348
MB2 Dental Solutions, LLC	Revolver	334,758
MBS Holdings, Inc.	Revolver	1,118,644
Mc Group Ventures Corporation	Delayed Draw	7,211,538
Mc Group Ventures Corporation	Delayed Draw	1,524,038
Mclarens Midco, Inc.	Delayed Draw	936,230
Mclarens Midco, Inc.	Revolver	1,161,675
MEI Buyer, LLC	Delayed Draw	2,079,379
MEI Buyer, LLC	Revolver	2,287,317

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Mercury Bidco LLC	Revolver	$3,061,225
Meyer Laboratory, LLC	Delayed Draw	452,419
Meyer Laboratory, LLC	Revolver	383,927
MGT Merger Target, LLC	Delayed Draw	7,162,472
MGT Merger Target, LLC	Revolver	1,939,655
Mindbody, Inc.	Revolver	1,428,571
MIS Acquisition, LLC	Revolver	2,133,333
Misys Ltd.	Revolver	639,670
MN Acquisition, Inc.	Revolver	417,154
Modigent, LLC	Delayed Draw	2,479,288
Modigent, LLC	Revolver	24,626
Monotype Imaging Holdings, Inc.	Delayed Draw	3,448,276
Monotype Imaging Holdings, Inc.	Revolver	5,172,414
More Cowbell II LLC	Delayed Draw	7,562,543
More Cowbell II LLC	Revolver	5,747,533
Motion & Control Enterprises LLC	Revolver	1,410,566
Mountain Parent, Inc.	Delayed Draw	18,523,627
Mountain Parent, Inc.	Revolver	9,879,268
Movati Athletic Group, Inc.	Delayed Draw	2,772,643
Movati Athletic Group, Inc.	Delayed Draw	924,214
Movati Athletic Group, Inc.	Revolver	2,079,482
Movati Athletic Group, Inc.	Revolver	415,896
MRI Software, LLC	Delayed Draw	1,391,544
MRI Software, LLC	Delayed Draw	40,904,500
MRI Software, LLC	Revolver	7,734,028
MRI Software, LLC	Revolver	271,345
MRI Software, LLC	Revolver	2,903,952
MRI Software, LLC	Revolver	1,719,947
My Buyer, LLC	Delayed Draw	564,000
My Buyer, LLC	Revolver	423,750
Myorthos Management, LLC	Revolver	286,982
National Dentex Labs LLC	Delayed Draw	344,828
National Dentex Labs, LLC	Revolver	179,310
NCG GROUP AB	Delayed Draw	900,370
NEFCO Holding Company LLC	Revolver	6,181
Nelipak Holding Company	Delayed Draw	12,107,461
Nelipak Holding Company	Revolver	3,327,077
Net Health Acquisition Corp	Revolver	3,531,390
Netsmart Technologies, Inc.	Delayed Draw	12,374,078
Netsmart Technologies, Inc.	Delayed Draw	937,055
Netsmart Technologies, Inc.	First Lien Term Loan	3,680
Netsmart Technologies, Inc.	Revolver	12,621,778
Netsmart Technologies, Inc.	Revolver	1,053,757
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	9,224,979
Netwrix Corporation And Concept Searching, Inc.	Revolver	2,870,000
New Churchill Holdco LLC	Delayed Draw	3,029,528
New Churchill Holdco LLC	Revolver	655,511

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
New Era Merger Sub, Inc.	Revolver	$75,285
Next HoldCo, LLC	Delayed Draw	19,637,558
Next HoldCo, LLC	Revolver	7,212,915
NFM & J, LP	Delayed Draw	5,380,859
NFM & J, LP	Revolver	1,595,703
NL1 Acquire Corp.	First Lien Term Loan	68,795
NL1 Acquire Corp.	Revolver	804,571
North Haven Stallone Buyer, LLC	Delayed Draw	3,954,365
North Haven Stallone Buyer, LLC	Delayed Draw	920,328
North Star Acquisitionco LLC	Revolver	1,004,593
Northstar Recycling, Inc.	Revolver	2,000,000
Northwinds Holdings, Inc.	Delayed Draw	719,876
Oakbridge Insurance Agency LLC	Delayed Draw	5,411,787
Oakbridge Insurance Agency LLC	Revolver	1,085,614
OB Hospitalist Group	Revolver	2,175,572
OEConnection LLC	Delayed Draw	13,625,150
OEConnection LLC	Revolver	8,515,718
OIA Acquisition, LLC	Revolver	1,500,000
Oil Changer Holding Corporation	Delayed Draw	2,046,000
OIS Management Services, LLC	Revolver	1,423,077
Oliver Packaging, LLC	Revolver	3,332
Olympic Buyer, Inc.	Revolver	1,647,059
OMH-Healthedge Holdings, Inc.	Revolver	879,699
OMH-Healthedge Holdings, Inc.	Revolver	488,722
OneCare Media, LLC	Revolver	1,333,333
Ons Mso, LLC	Delayed Draw	3,350,887
Ons Mso, LLC	Revolver	701,757
Ons Mso, LLC	Revolver	3,888,789
Onyx-Fire Protection Services, Inc.	Delayed Draw	2,328,786
Onyx-Fire Protection Services, Inc.	Revolver	2,994,154
Oral Surgery Partners, LLC	Delayed Draw	7,238,399
Oranje Holdco, Inc.	Revolver	1,629,556
Org USME Buyer, LLC	Revolver	337,043
Orion Group FM Holdings, LLC	Delayed Draw	23,157,895
Orion Group FM Holdings, LLC	Delayed Draw	52,541
Orion Group FM Holdings, LLC	Delayed Draw	5,644,737
Orion Group FM Holdings, LLC	Revolver	4,342,105
Orion Group FM Holdings, LLC	Revolver	800
OSP Hamilton Purchaser, LLC	Delayed Draw	29,517,937
OSP Hamilton Purchaser, LLC	Revolver	7,000,000
Otter Learning, LLC	Delayed Draw	2,863,158
Otter Learning, LLC	Revolver	1,000,000
Outerbox, LLC	Delayed Draw	533,000
Outerbox, LLC	Revolver	298,000
P20 Parent, Inc.	Delayed Draw	25,401
P20 Parent, Inc.	Delayed Draw	1,234,646
PAG Holding Corporation	Revolver	1,525,116

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
PAG Holding Corporation	Revolver	$772,062
Paint Intermediate III, LLC	Revolver	787,422
Palmetto Technology Group, LLC	Delayed Draw	1,370,520
Palmetto Technology Group, LLC	Revolver	118,220
Pareto Health Intermediate Holdings, Inc.	Revolver	1,651,376
Pareto Health Intermediate Holdings, Inc.	Revolver	201,613
Park Place Technologies, LLC	Delayed Draw	6,131,708
Park Place Technologies, LLC	Revolver	3,366,308
PAS Parent, Inc.	Delayed Draw	9,049,125
PAS Parent, Inc.	Revolver	582,182
Pathstone Family Office, LLC	Delayed Draw	845,033
Pathstone Family Office, LLC	Revolver	1,704,508
Patriot Growth Insurance Services, LLC	Delayed Draw	22,420,000
Patriot Growth Insurance Services, LLC	Revolver	2,550,314
Pavion Corp.	Delayed Draw	445,667
PC Dreamscape Opco, Inc.	Delayed Draw	3,289,474
PC Dreamscape Opco, Inc.	Revolver	1,315,789
PCS Midco, Inc.	Delayed Draw	674,190
PCS Midco, Inc.	Revolver	135,342
PCS Software, Inc.	Revolver	206,104
PDI TA Holdings, Inc.	Delayed Draw	985,217
PDI TA Holdings, Inc.	Delayed Draw	5,198,400
PDI TA Holdings, Inc.	Delayed Draw	4,133,430
PDI TA Holdings, Inc.	Revolver	382,471
PDI TA Holdings, Inc.	Revolver	2,300,000
PDI TA Holdings, Inc.	Revolver	1,812,908
PDQ.com Corporation	Delayed Draw	11,921,850
PDQ.com Corporation	Revolver	8,343,653
Penn TRGRP Holdings, LLC	Delayed Draw	736,411
Penn TRGRP Holdings, LLC	Revolver	6,289,245
PerkinElmer U.S., LLC	Delayed Draw	60,078
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	3,838,691
Petra Borrower, LLC	Delayed Draw	3,041,661
Petrus Buyer, Inc.	Delayed Draw	5,494,505
Petrus Buyer, Inc.	Revolver	1,923,077
PetVet Care Centers, LLC	Delayed Draw	5,119,784
PetVet Care Centers, LLC	Delayed Draw	1,000,000
PetVet Care Centers, LLC	Revolver	5,119,784
PetVet Care Centers, LLC	Revolver	1,000,000
PharmaForceIQ Acquisition, Inc.	Revolver	273,600
Pharmalogic Holdings Corp.	Delayed Draw	8,838,384
Phoenix 1 Buyer Corporation	Revolver	5,051,639
Phoenix YW Buyer, Inc.	Revolver	651,557
Phynet Dermatology LLC	Delayed Draw	11,133,125
Phynet Dermatology LLC	Revolver	203,838
PINC Solutions	Delayed Draw	835,845
PINC Solutions	Revolver	705,244

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Pinnacle Treatment Centers, Inc.	Revolver	$1,184,364
Playpower, Inc.	Revolver	3,282,828
Polaris Labs Acquisition, LLC	Revolver	277,500
Polycorp Ltd.	Delayed Draw	5,340,000
Polycorp Ltd.	Revolver	1,123,500
Power Grid Holdings, Inc.	Revolver	7,410,000
Power Grid Holdings, Inc.	Revolver	3,449,535
POY Holdings, LLC	Delayed Draw	1,200,000
POY Holdings, LLC	Revolver	1,283,473
PPV Intermediate Holdings LLC	Delayed Draw	4,250,000
PPV Intermediate Holdings LLC	Delayed Draw	420,573
PPV Intermediate Holdings LLC	Revolver	2,538,076
PracticeTek Purchaser LLC	Delayed Draw	1,980,716
PracticeTek Purchaser LLC	First Lien Term Loan	123
PracticeTek Purchaser LLC	Revolver	500
Premier Care Dental Management, LLC	Delayed Draw	2,609,549
Premier Care Dental Management, LLC	Revolver	654,506
Premier Care Dental Management, LLC	Revolver	555,904
Premier Early Childhood Education Partners LLC	Delayed Draw	2,365,000
Premiere Buyer LLC	Delayed Draw	279,288
Premiere Buyer LLC	Revolver	486,948
Premise Health Holding Corp.	Revolver	2,817,481
Premium Group B2	Delayed Draw	4,312,710
Prime Buyer, LLC	Revolver	2,827,830
Priority Waste Holdings, LLC	Revolver	100
Process Insights Acquisition, Inc.	Delayed Draw	1,620,679
Process Insights Acquisition, Inc.	Revolver	879,218
ProcessUnity Holdings, LLC	Revolver	500,000
ProfitSolv Purchaser, Inc.	Delayed Draw	743,104
ProfitSolv Purchaser, Inc.	Revolver	66,276
Project Accelerate Parent, LLC	Revolver	6,250,000
Propio LS LLC	Revolver	1,929,676
PSC Parent, Inc.	Delayed Draw	702,922
PSC Parent, Inc.	Revolver	286,270
PT Intermediate Holdings III, LLC	Delayed Draw	3,737,391
PT Intermediate Holdings III, LLC	Delayed Draw	1,250,250
Purpose Home Health	Delayed Draw	168,300
Pye-Barker Fire & Safety, LLC	Delayed Draw	1,992,105
Pye-Barker Fire & Safety, LLC	Revolver	343,508
QF Holdings, Inc.	Revolver	70,175
Qin’s Buffalo, LLC	Delayed Draw	796,665
Quality Automotive Services, LLC	Delayed Draw	2,886,735
Quality Automotive Services, LLC	Revolver	1,477,132
Quantic Electronics, LLC	Revolver	464,199
Questel International	First Lien Term Loan	134,065
Quick Quack Car Wash Holdings, LLC	Delayed Draw	7,372,392
Quick Quack Car Wash Holdings, LLC	Revolver	2,615,515

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
R&T Acquisitions, LLC	Delayed Draw	$5,770,569
R&T Acquisitions, LLC	Revolver	2,308,228
R1 Holdings LLC	Delayed Draw	2,249,050
R1 Holdings LLC	Revolver	2,549,774
Race Winning Brands, Inc.	Revolver	2,604,167
Radwell Parent, LLC	Delayed Draw	1,217,233
Radwell Parent, LLC	Revolver	1,655,403
Rally Buyer, Inc.	Revolver	1,113,763
Ranger Buyer, Inc.	Revolver	1,923,077
Raven Buyer, Inc.	Revolver	654,545
Rawlings Sports Goods Company, Inc.	Revolver	608
RB Holdings Interco, LLC	Revolver	230,847
RCS Industrials	Revolver	285,714
RCS Technology	Revolver	118,056
Reagent Chemical Research, Inc.	Revolver	958,501
Recorded Books, Inc.	Revolver	534,759
Recorded Future, Inc.	Delayed Draw	863,500
Recorded Future, Inc.	Revolver	535,227
Red Fox CD Acquisition Corporation	Delayed Draw	7,311,412
Reddy Ice Holdings, Inc.	Revolver	144,771
Redwood Services Group, LLC	Delayed Draw	6,446,580
Redwood Services Group, LLC	Delayed Draw	41,317
Redwood Services, LLC	Delayed Draw	2,728,815
Redwood Services, LLC	Revolver	18,769
RefrigiWear, LLC	Revolver	2,601,896
Regent Holding Company, LLC	Revolver	789,474
Renovation Systems, LLC	Delayed Draw	1,501,500
Renovation Systems, LLC	Revolver	48,010
Revalize, Inc.	Revolver	306,450
Ridge Trail US Bidco, Inc.	Delayed Draw	5,905,512
Ridge Trail US Bidco, Inc.	Revolver	1,673,228
Riser Topco VII, LLC	Delayed Draw	290,768
Riser Topco VII, LLC	Delayed Draw	1,249,001
Riser Topco VII, LLC	Revolver	384,432
Riskonnect Parent, LLC	Delayed Draw	35,000,000
Riskonnect Parent, LLC	Revolver	5,140,200
Riverside Assessments, LLC	Revolver	4,402,519
RKD Group, LLC	Delayed Draw	257,142
Royal Borrower LLC	Delayed Draw	517,369
Royal Borrower LLC	Revolver	309,676
RPC Topco, Inc.	Revolver	3,030,303
RPM Intermediate Holdings, Inc.	Delayed Draw	1,294,643
RSC Acquisition, Inc.	Revolver	8,690,548
RSC Insurance Brokerage, Inc.	Delayed Draw	12,600,000
RSC Insurance Brokerage, Inc.	Revolver	1,400,000
Safety Borrower Holdings	Revolver	423,729
Sage Dental Management, LLC	Delayed Draw	2,658,466

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Sage Dental Management, LLC	Revolver	$1,780,600
SageSure Holdings, LLC	Delayed Draw	2,944,076
SailPoint Technologies, Inc.	Revolver	603,840
Sako and Partners Lower Holdings LLC	Delayed Draw	3,549,655
Sako and Partners Lower Holdings LLC	Revolver	104,368
Saldon Holdings, Inc.	Delayed Draw	566,267
Saldon Holdings, Inc.	Revolver	197,539
Sapphire Software Buyer, Inc.	Revolver	2,451,728
Schill Landscaping and Lawn Care Services, LLC	Delayed Draw	1,497,816
Secret Bidco Limited	Delayed Draw	3,290,310
Secret Bidco Limited	Revolver	1,974,186
Securonix, Inc.	Revolver	2,236,581
SEI Holding I Corporation	Delayed Draw	7,253,856
SEI Holding I Corporation	Revolver	1,003,270
SEI Holding I Corporation	Revolver	1,048,686
Seismic Software, Inc.	Delayed Draw	9,396,128
Seismic Software, Inc.	Revolver	272,390
Seko Global Logistics Network, LLC	Revolver	95,271
Seko Global Logistics Network, LLC	Revolver	26,667
Senske Acquisition, Inc.	Delayed Draw	300,825
Senske Acquisition, Inc.	Revolver	218,605
SePro Holdings, LLC	Delayed Draw	5,416,667
SePro Holdings, LLC	Revolver	5,416,667
Service Express Victors Purchaser	Delayed Draw	4,104,607
SG Acquisition, Inc.	Revolver	3,643,725
SG Acquisition, Inc.	Revolver	277,946
Shermco Intermediate Holdings, Inc.	Delayed Draw	602,990
Shock Doctor Intermediate LLC	Revolver	2,099,664
SIB Corp.	Delayed Draw	2,600,048
SIB Corp.	Revolver	217,718
SIG Parent Holdings, LLC	Delayed Draw	738,297
SIG Parent Holdings, LLC	Revolver	225,693
Signature Dental Partners LLC	Delayed Draw	1,759,203
Signature MD, Inc.	Delayed Draw	785,862
Signature MD, Inc.	Revolver	338,335
Silk Holdings III Corp.	Revolver	444
Simplicity Financial Marketing Holdings, Inc.	Delayed Draw	22,577,565
Simplicity Financial Marketing Holdings, Inc.	Revolver	1,388,467
SintecMedia NYC, Inc.	Revolver	762,712
Smile Doctors, LLC	Delayed Draw	3,085,000
Smile Doctors, LLC	Revolver	2,208,481
Sonar Acquisitionco, Inc.	Revolver	2,693,750
Sonny’s Enterprises, LLC	Revolver	1,283,031
Southern Air & Heat Holdings, LLC	First Lien Term Loan	23,209,565
Southern Orthodontic Partners Management, LLC	Delayed Draw	1,957,450
Southpaw AP Buyer, LLC	Delayed Draw	370,139
Southpaw AP Buyer, LLC	Revolver	451,389

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Spanx, LLC	Revolver	$12,096,621
Spark Purchaser, Inc.	Revolver	1,351,351
Spark Purchaser, Inc.	Revolver	346,181
Spartronics LLC	Revolver	873,873
Specialized Dental Holdings II, LLC	Delayed Draw	2,060,706
Spectrum Safety Solutions, LLC	Delayed Draw	2,766,475
Spectrum Safety Solutions, LLC	Revolver	2,168,368
Spotless Brands, LLC	Delayed Draw	22,939,892
ST Athena Global LLC	Delayed Draw	1,207,897
ST Athena Global LLC	Revolver	3,761,471
Stanton Carpet Corp.	Revolver	1,189,468
Star Dental Partners, LLC	Delayed Draw	428,085
Star Dental Partners, LLC	Revolver	260,500
Stepping Stones Healthcare Services, LLC	Revolver	2,000,000
Steward Partners Global Advisory, LLC	Delayed Draw	1,015,109
Styron Receivables Funding Designated Activity Company	Revolver	4,560,976
Sugar PPC Buyer LLC	Delayed Draw	450,779
Summit Buyer, LLC	Delayed Draw	17,372,283
Summit Buyer, LLC	Revolver	5,706,522
SumUp Holdings MidCo S.A.R.L.	Delayed Draw	19,745,102
Sun Orchard, LLC	Delayed Draw	1,593,012
Sunland Asphalt & Construction, LLC	Delayed Draw	2,753,906
Sunvair Aerospace Group, Inc.	Delayed Draw	1,297,394
Sunvair Aerospace Group, Inc.	Revolver	503,319
Superman Holdings LLC	Delayed Draw	7,643,880
Superman Holdings LLC	Revolver	3,384,913
SureWerx Purchaser III, Inc.	Delayed Draw	1,875,000
SureWerx Purchaser III, Inc.	Revolver	429,000
SureWerx Purchaser III, Inc.	Revolver	8,899
SurfacePrep Buyer, LLC	Delayed Draw	6,480,000
SurfacePrep Buyer, LLC	Delayed Draw	4,440,323
SurfacePrep Buyer, LLC	Revolver	5,670,000
SurfacePrep Buyer, LLC	Revolver	3,885,282
SV Newco 2, Inc.	Delayed Draw	4,592,613
SV Newco 2, Inc.	Delayed Draw	3,710,938
SV Newco 2, Inc.	Revolver	2,952,185
SV Newco 2, Inc.	Revolver	2,226,563
SWK Buyer, Inc.	Revolver	736,842
Tamarack Intermediate, LLC	Revolver	3,023,438
Tank Holding Corp.	Revolver	519,288
TCP Hawker Intermediate LLC	Delayed Draw	718,400
TCP Hawker Intermediate LLC	Revolver	326,546
Team Acquisition Corporation	Revolver	4,618,975
TerSera Therapeutics, LLC	Revolver	531,828
The Arcticom Group, Co.-invest	Delayed Draw	708,935
The Arcticom Group, LLC	Delayed Draw	229,073

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
The Arcticom Group, LLC	Delayed Draw	$1,435
The Arcticom Group, LLC	Delayed Draw	38,303
The Arcticom Group, LLC	First Lien Term Loan	6,125
The Arcticom Group, LLC	Revolver	137,143
The Chartis Group, LLC	Delayed Draw	5,244,755
The Chartis Group, LLC	Revolver	2,622,378
The Chempetitive Group	Delayed Draw	1,570,000
The Chempetitive Group	Revolver	446,500
The Hiller Companies, Inc.	Delayed Draw	2,281,149
The Hiller Companies, Inc.	Revolver	1,955,714
The Ultimus Group Midco, LLC	Delayed Draw	903,503
The Ultimus Group Midco, LLC	Delayed Draw	4,820,114
The Ultimus Group Midco, LLC	Revolver	1,082,995
The Ultimus Group Midco, LLC	Revolver	3,515,654
The Vertex Companies, Inc.	Revolver	525,000
THG Acquisition, LLC	Delayed Draw	1,099,758
THG Acquisition, LLC	Revolver	479,392
Thrive Buyer, Inc.	Revolver	129,496
Thunder Purchase, Inc.	Revolver	5,879
Thunder Purchase, Inc.	Revolver	366,485
TickPick Intermediate Holdings, LLC	Revolver	344,253
TIDI Legacy Products, Inc.	Delayed Draw	3,623,188
TIDI Legacy Products, Inc.	Delayed Draw	6,974,525
TIDI Legacy Products, Inc.	Revolver	2,608,696
TIDI Legacy Products, Inc.	Revolver	5,021,658
TigerConnect, Inc.	Delayed Draw	33,281
TigerConnect, Inc.	Revolver	1,875,000
Tilley Chemical Co., Inc.	Revolver	2,555,556
Time Manufacturing Acquisition, LLC	Revolver	1,802,740
Titan Group Holdco, LLC	Delayed Draw	6,125,644
Titan Group Holdco, LLC	Revolver	1,596,462
Titan Group Holdco, LLC	Revolver	1,498,692
Titan Home Improvement, LLC	Delayed Draw	976,744
Titan Home Improvement, LLC	Revolver	813,953
Togetherwork Holdings, LLC	Delayed Draw	6,000,000
Trackforce Acquireco, Inc.	Revolver	222,615
Transit Technologies LLC	Delayed Draw	291,998
Transit Technologies LLC	Revolver	180,888
Tribute Technology Holdings, LLC	Revolver	3,069,301
Trilon Group, LLC	Delayed Draw	7,214,329
Trilon Group, LLC	Revolver	2,445,090
Trimech Acquisition Corp	Revolver	541,549
Trintech, Inc.	Revolver	2,499,667
Troy Gastroenterology, P.C.	Revolver	197,044
TruBlue LLC	Delayed Draw	418,500
TruBlue LLC	Revolver	257,000
Truck-Lite Co., LLC	Delayed Draw	5,333,333

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Truck-Lite Co., LLC	Delayed Draw	$4,228,147
Truck-Lite Co., LLC	Revolver	4,568,889
Truck-Lite Co., LLC	Revolver	2,902,499
Truck-Lite Co., LLC	Revolver	738,666
Trunk Acquisition, Inc.	Revolver	1,193,049
Trunk Acquisition, Inc.	Revolver	2,500,000
Trystar, LLC	Delayed Draw	4,107,126
Trystar, LLC	Revolver	2,834,016
TSO Buyer, Inc. & Global Tracking Communications, LLC	Delayed Draw	257,000
TSO Buyer, Inc. & Global Tracking Communications, LLC	Revolver	202,000
TSYL Corporate Buyer, Inc.	Delayed Draw	17,000,000
TSYL Corporate Buyer, Inc.	Revolver	3,500,000
TurningPoint Healthcare Solutions, LLC	Revolver	817,436
U.S. Hospitality Publishers, Inc.	Revolver	315,789
U.S. Signal Company, LLC	Delayed Draw	1,629,000
U.S. Signal Company, LLC	Revolver	813,000
Ubeo, LLC	Revolver	2,319,369
United Digestive MSO Parent, LLC	Delayed Draw	6,955,000
United Digestive MSO Parent, LLC	Delayed Draw	1,278,571
United Digestive MSO Parent, LLC	Revolver	847,200
United Digestive MSO Parent, LLC	Revolver	383,571
United Digestive MSO Parent, LLC	Revolver	1,239,300
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw	3,267,562
United Flow Technologies Intermediate Holdco II, LLC	Revolver	528,091
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	1,494,253
Universal Marine Medical Supply International, LLC	Delayed Draw	2,347,000
Universal Marine Medical Supply International, LLC	Revolver	437,500
UP Intermediate II LLC	Revolver	394,879
UpStack Holdco Inc.	Delayed Draw	4,375,000
UpStack Holdco Inc.	Revolver	1,750,000
Urology Management Holdings, Inc.	Revolver	1,190,476
US Anchors Group, Inc.	Revolver	856,428
US Fitness Holdings, LLC	Delayed Draw	5,169,231
US Fitness Holdings, LLC	Revolver	323,077
USHV Management, LLC	Revolver	249,665
USIC Holdings, Inc.	Delayed Draw	6,007,127
USIC Holdings, Inc.	Revolver	6,845,332
USRP Holdings, Inc.	Delayed Draw	22,407,285
USRP Holdings, Inc.	Delayed Draw	6,568,140
USRP Holdings, Inc.	Delayed Draw	2,471,870
USRP Holdings, Inc.	Delayed Draw	7,415,611
USRP Holdings, Inc.	Revolver	3,919,648
USRP Holdings, Inc.	Revolver	1,397,849
USSC Holding Corp.	Delayed Draw	2,646,586
USSC Holding Corp.	Revolver	1,877,686
V Global Holdings LLC	Revolver	939,645
Valcourt Holdings II, LLC	Delayed Draw	5,096,860

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Vale Insurance Services LLC	Revolver	$2,419,355
Valet Waste Holdings, Inc.	Revolver	53,574
Valicor PPC Intermediate I LLC	Revolver	582,787
Valkyrie Buyer, LLC	Delayed Draw	26,903,509
Valkyrie Buyer, LLC	Revolver	4,385,965
Vanguard Packaging, LLC	Revolver	345,420
Vardiman Black Holdings, LLC	Delayed Draw	715,897
Vardiman Black Holdings, LLC	Delayed Draw	8,760
Varsity Rejuvenate, LLC	Delayed Draw	704,000
Varsity Rejuvenate, LLC	Revolver	58,200
Vehicle Accessories, Inc.	Revolver	146,186
Vensure Employer Services, Inc.	Delayed Draw	35,380,835
Vertex Service Partners, LLC	Delayed Draw	58,140
Vertex Service Partners, LLC	Delayed Draw	58,140
Vertex Service Partners, LLC	Revolver	1,242,416
Vertex Service Partners, LLC	Revolver	872,093
Vessco Midco Holdings, LLC	Delayed Draw	14,080,000
Vessco Midco Holdings, LLC	Delayed Draw	7,224,373
Vessco Midco Holdings, LLC	Revolver	5,046,154
Vessco Midco Holdings, LLC	Revolver	2,989,819
VetCor Acquisition	Delayed Draw	22,500,000
VetEvolve Holdings, LLC	Delayed Draw	17,185,491
Victors Purchaser, LLC	Delayed Draw	1,850,492
Victors Purchaser, LLC	Revolver	1,057,424
Visionary Buyer LLC	Delayed Draw	10,000,000
Visionary Buyer LLC	Revolver	3,000,000
VISTERRA LANDSCAPE	Delayed Draw	1,108,000
Vital Care Buyer, LLC	Revolver	4,343,385
Vital Care Buyer, LLC	Revolver	873,750
VPP Intermediate Holdings, LLC	Delayed Draw	327,785
VPP Intermediate Holdings, LLC	Delayed Draw	1,514,536
VRC Companies, LLC	Delayed Draw	971,330
VRC Companies, LLC	Revolver	452,495
VSG Acquisition Corp.	Delayed Draw	5,681,667
VSG Acquisition Corp.	Revolver	1,866,667
W.S. Connelly & Co., LLC	Delayed Draw	305,130
W.S. Connelly & Co., LLC	Revolver	500
W2O Holdings, Inc.	Revolver	283,467
Walter Surface Technologies Inc.	Delayed Draw	3,768,012
Water Holdings Acquisition LLC	Delayed Draw	8,411,214
Watermill Express, LLC	Delayed Draw	189,431
Watermill Express, LLC	Revolver	244,823
Waverly Advisors, LLC	Delayed Draw	1,549,779
WCI-BXC Purchaser, LLC	Revolver	89,381
Wealth Enhancement Group, LLC	Delayed Draw	39,102,973
Wealth Enhancement Group, LLC	Delayed Draw	6,539,635

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Wealth Enhancement Group, LLC	Revolver	$4,675,676
Wealth Enhancement Group, LLC	Revolver	964,314
Web PT, Inc.	Revolver	1,044,643
Weber-Stephen Products, LLC	Revolver	5,356,350
Wellington Bidco, Inc.	Delayed Draw	503,264
Wellington Bidco, Inc.	Revolver	534,608
Wellington-Altus Financial, Inc.	Delayed Draw	372,136
Wellington-Altus Financial, Inc.	Revolver	150,315
Western Veterinary Partners, LLC	Delayed Draw	25,121,604
Westwood Professional Services, Inc.	Delayed Draw	5,063,862
Westwood Professional Services, Inc.	Revolver	2,532,931
Whitemarsh Infrastructure Acquisition, Inc.	Delayed Draw	1,834,445
Wildcat BuyerCo, Inc.	Delayed Draw	5,126,817
Wolf-Gordon, Inc.	Revolver	385,640
Woolpert Holdings, Inc.	Delayed Draw	4,262,355
Woolpert Holdings, Inc.	Delayed Draw	2,122,095
Woolpert Holdings, Inc.	Revolver	2,080,434
Woolpert Holdings, Inc.	Revolver	859,448
WorkForce Software, LLC	Revolver	463,235
World Insurance Associates, LLC	Delayed Draw	30,031,579
World Insurance Associates, LLC	Delayed Draw	3,531,170
World Insurance Associates, LLC	Revolver	123,126
WPP Bullet Buyer, LLC	Revolver	838,127
WRE Holding Corp.	Delayed Draw	14,147,922
WRE Holding Corp.	Revolver	7,970,661
WRE Sports Investments LLC	Delayed Draw	656,000
WU Holdco, Inc.	Delayed Draw	2,105,800
WU Holdco, Inc.	Revolver	206,563
Xactly Corporation	Revolver	337,224
YLG Holdings, Inc.	Delayed Draw	38,816,696
YLG Holdings, Inc.	Delayed Draw	526,175
Zavation Medical Products, LLC	Revolver	1,570,946
ZB Holdco LLC	Delayed Draw	650,834
Zeus Company LLC	Delayed Draw	1,058,210
Zeus Company LLC	Revolver	793,658
Zinc Buyer Corporation	Delayed Draw	7,735,514
Zone & Company Software Consulting LLC	Delayed Draw	2,406,282
Zone & Company Software Consulting LLC	Revolver	1,289,080
Zone Climate Services, Inc.	Delayed Draw	4,094,347
Zone Climate Services, Inc.	Revolver	532,265
Total		$4,005,691,922

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has designated the Investment Manager as its valuation designee (“Valuation Designee”) pursuant to Rule 2a-5 under the Investment Company Act to perform fair value determinations for investments that do not have readily available market quotations. Under the valuation policy and procedures for the Fund (the “Valuation Procedures”) adopted by the Fund, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee subject to the oversight of the Board. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on a day the Fund will calculate its net asset value as of the close of business on each day that the New York Stock Exchange is open for business and at such other times as the Board shall determine (each a “Determination Date” or at approximately 4:00 pm U.S. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the Determination Date, the mean between the closing bid and asked prices and if no asked price is available, at the bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price (which is the last trade price at or before 4:00:02 p.m. U.S. Eastern Time adjusted up to NASDAQ’s best offer price if the last trade price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price) will be used.

Fixed income securities (including corporate bonds and senior secured loans) with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer supplied mean quotations or mean quotations from a recognized pricing service. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Matrix pricing determines a security’s value by taking into account such factors as security prices, yields, maturities, call features, ratings and developments relating to comparable securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, which approximates fair market value.

Corporate loans are generally valued using unobservable pricing inputs received from the Fund’s investment partners or other third-party pricing services. The Investment Manager will continuously monitor the valuations of Fund investments provided by investment partners or other third-party pricing services and review any material concerns with the Valuation Committee. The Investment Manager may conclude, however, in certain circumstances, that a fair valuation provided by an investment partner or other third-party pricing service does not represent the fair value of a Fund investment and is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Fund might value such investment at a discount or a premium to the value it receives from an investment partner or other third-party pricing service, in accordance with the Fund’s valuation procedures. Any such decision would be made in good faith, and subject to the review and supervision of the Valuation Committee. The Investment Manager may choose to value certain immaterial direct corporate loans internally upon approval of the Valuation Committee. The Board will consider, no less frequently than quarterly, all relevant information and the reliability of pricing information provided by the investment partners or other third-party pricing services. Additionally, the values of the Funds’ direct loan investments are adjusted daily based on the estimated total return that the asset will generate during the current quarter. The Investment Manager, other third-party pricing services and the Valuation Committee monitor these estimates regularly and update them as necessary if macro or individual changes warrant any adjustments. At the end of the quarter, each direct loan’s value is adjusted based on the actual income and appreciation or depreciation realized by such loan when its quarterly valuations and income are reported. This information is updated as soon as the information becomes available.

CLOs are not traded on a national securities exchange and instead are valued utilizing a market approach. The market approach is a method of determining the valuation of a security based on the selling price of similar securities. The types of factors that may be taken into account in pricing CLOs include: the yield of similar CLOs where pricing is available in the market; the riskiness of the underlying pool of loans; features of the CLO, including weighted average life test, liability pricing, management fees, covenant cushions, weighted average spread of underlying loans and net asset value.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value as reported by such companies, with the exception of exchange-traded open-end registered investment companies which are priced in accordance with the first paragraph within this valuation of investments section.

The Fund may invest in interests or shares in private investment companies and/or funds (“Private Investment Funds”) where the net asset value is calculated and reported by respective unaffiliated investment managers on a monthly or quarterly basis. Unless the Valuation Designee is aware of information that a value reported to the Fund by a portfolio, underlying manager, or administrator does not accurately reflect the value of the Fund’s interest in that Private Investment Fund, the Valuation Designee will use the net asset value provided by the Private Investment Funds as a practical expedient to estimate the fair value of such interests.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price. Reverse repurchase agreements are valued at cost.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. For the six months ended September 30, 2024, the average balance outstanding and weighted average interest rate were $1,968,000 and 7.18%, respectively.

September 30, 2024
Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 days	30 – 90 days	Greater Than 90 days	Total
Collateralized Loan Obligations	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during in the particular repurchase offer.

Borrowing, Use of Leverage

On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, as most recently amended effective September 5, 2024, provides for borrowings on a committed basis in an aggregate principal amount up to $3,685,000,000. Under the Facility, the Fund has a single 6-year term loan in the amount of $717,500,000 (“Term Loan”) and may borrow up to an additional $2,967,500,000 on a revolving basis (the “Revolving Loan”). The Fund may request the Revolving Loan to be increased from time to time up to an aggregate amount of $4,435,000,000, subject to the approval and discretion of the lenders. The Revolving Loan matures on March 17, 2028, and the Term Loans mature on April 8, 2030. As of September 30, 2024 the Term Loan and Revolving Loan balance were $717,500,000 and $50,000,000, respectively. Fair value of the Term Loan and Revolving Loan balance approximates carrying value as the loans have variable interest based on short term rates. These loans would be categorized as Level 3 within the fair value hierarchy.

In connection with the Facility and Notes (discussed below under “Senior Notes”), the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Note holders may declare the outstanding advances and all other obligations under the Facility and the Notes, respectively, immediately due and payable or incur a default rate of interest. The Facility and/or Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Notes. For the six months ended September 30, 2024, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Term Loan were $707,090,164, $717,500,000 and 7.45%, respectively. For the six months ended September 30, 2024, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Revolving Loan were $376,366,120, $875,000,000 and 7.45%, respectively. In addition, the interest rate at period end on the Term Loan and Revolving Loan were 6.99% and 7.47%, respectively. The interest expense during the six months ended September 30, 2024, was $44,482,222. Commitment fees incurred are prepaid and amortized over the term of the loan. For the six months ended September 30, 2024, commitment fees were $631,108. Unused commitment fees for the six months ended September 30, 2024, were $990,083.34.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at certain times, such as when the Fund incurs

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

indebtedness, the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowings outstanding as of September 30, 2024.

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series B, Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $635 million with various maturities. On September 29, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series H, Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $270 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On August 4, 2023, the Fund issued Series K, Series L, Series M and Series N notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $600 million with various maturities. On December 19, 2023, the Fund issued additional Series O, Series P, Series Q, Series R, and Series S notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $733 million with various maturities. On January 20, 2024, the Fund issued additional Series O Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $27 million, maturing on January 20, 2027. On March 18, 2024, the Fund issued additional Series T notes for a private placement to qualified institutional purchasers in the aggregate principal amount of $300 million, maturing on April 12, 2029. On August 15, 2024, the Fund issued additional Series U, Series V, Series W, Series X and Series Y notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $1,370 million with various maturities. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the Consolidated Schedule of Swap Contracts on notional amounts equal to the principal outstanding of the Notes. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships. See Notes 10 and 11 for more information regarding the interest rate swaps.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

The table below sets forth a summary of the key terms of the series of Notes outstanding at September 30, 2024.
Series	Principal Outstanding September 30, 2024	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value September 30, 2024	Fair Value September 30, 2024	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$45,671	$11,773,551	$638,180,778	$628,135,161	4.10%	5.89%	March 28, 2027
A	250,000,000	Semi-Annual	16,739	1,276,286	248,706,975	241,590,446	4.10%	5.50%	March 28, 2027
B	215,000,000	Semi-Annual	349,994	2,158,793	212,491,213	214,357,606	5.44%	7.09%	July 19, 2025
C	130,000,000	Semi-Annual	351,319	1,343,872	128,304,809	129,991,892	5.50%	7.24%	July 19, 2026
D	10,000,000	Semi-Annual	27,020	99,864	9,873,116	9,999,376	5.50%	7.42%	July 19, 2026
E	130,000,000	Semi-Annual	432,990	1,560,510	128,006,500	130,221,608	5.61%	7.43%	July 19, 2027
F	160,000,000	Semi-Annual	645,557	2,920,563	156,433,880	160,405,253	5.72%	7.61%	July 19, 2029
G	40,000,000	Semi-Annual	161,393	722,466	39,116,141	40,101,313	5.72%	7.80%	July 19, 2029
H	34,000,000	Semi-Annual	124,900	(222,628)	34,097,728	34,542,948	7.06%	8.14%	December 6, 2025
I	95,000,000	Semi-Annual	885,978	(1,994,011)	96,108,033	99,234,128	7.10%	8.50%	December 6, 2027
I	10,000,000	Semi-Annual	55,994	(208,377)	10,152,383	10,445,698	7.10%	8.39%	December 6, 2027
J	141,000,000	Semi-Annual	1,624,999	(4,065,779)	143,440,780	150,364,929	7.17%	8.65%	December 6, 2029
K	115,200,000	Semi-Annual	597,747	(1,226,263)	115,828,516	117,926,937	6.75%	8.25%	August 4, 2026
L	304,800,000	Semi-Annual	1,975,245	(4,542,568)	307,367,323	317,447,956	6.77%	8.55%	August 4, 2028
M	114,000,000	Semi-Annual	801,616	(1,468,008)	114,666,392	120,244,532	6.81%	8.73%	August 4, 2030
N	66,000,000	Semi-Annual	491,376	(497,683)	66,006,307	71,006,194	6.99%	8.98%	August 4, 2033
O	85,000,000	Semi-Annual	514,017	(1,669,838)	86,155,821	88,131,901	7.04%	8.40%	January 20, 2027
O	27,000,000	Semi-Annual	16,769	(509,340)	27,492,571	27,994,839	7.04%	8.28%	January 20, 2027
P	224,000,000	Semi-Annual	1,534,762	(6,734,699)	229,199,937	236,730,981	7.06%	8.52%	January 20, 2029
Q	155,000,000	Semi-Annual	1,116,218	(6,252,173)	160,135,955	167,343,046	7.23%	8.72%	January 20, 2031
R	224,000,000	Semi-Annual	1,672,444	(11,903,955)	234,231,511	247,919,427	7.40%	8.87%	January 20, 2034
S	45,000,000	Semi-Annual	340,642	(2,920,012)	47,579,370	50,940,041	7.51%	8.93%	January 20, 2036
T	150,000,000	Semi-Annual	1,080,551	(4,761,733)	153,681,182	156,833,475	6.69%	8.17%	April 12, 2029
T	150,000,000	Semi-Annual	1,080,551	(4,453,515)	153,372,964	156,833,475	6.69%	8.29%	April 12, 2029
U	268,000,000	Semi-Annual	41,886	(5,852,095)	273,810,209	274,753,347	6.20%	7.47%	August 15, 2027
V	486,000,000	Semi-Annual	77,292	(15,658,290)	501,580,998	501,764,582	6.32%	7.83%	August 15, 2029
W	328,000,000	Semi-Annual	52,549	(12,344,216)	340,291,667	340,357,849	6.40%	8.00%	August 15, 2031
X	93,000,000	Semi-Annual	14,981	(3,527,461)	96,512,480	96,809,482	6.46%	8.13%	August 15, 2034
Y	195,000,000	Semi-Annual	31,480	(8,501,096)	203,469,616	204,095,989	6.51%	8.19%	August 15, 2036
Total	$4,895,000,000		$16,162,680	$(77,457,835)	$4,956,295,155	$5,026,524,411

The Notes are fair valued using an income approach and classified as level 3 in the fair value hierarchy. The discount rates used ranged from 5.24% – 5.96%.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an “AA” long-term ratings by Kroll Bond Rating Agency, LLC.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund incurs costs in connection with the issuance of the Notes. These costs are recorded as a deferred charge and are being amortized over the respective life of each series of notes. Amortization of offering costs on notes is included on the Consolidated Statement of Operations and the carrying amount on the Consolidated Statement of Assets and Liabilities is equal to the principal amount of the Notes less unamortized offering costs and the interest rate fair value adjustment.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

At September 30, 2024, the Fund was in compliance with all covenants under the Note Agreements.

3. Principal Risks

Debt Securities

Under normal market conditions, the Fund expects to primarily invest in debt and debt-related securities. One of the fundamental risks associated with such investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Private Investment Funds

The Fund may invest in Private Investment Funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Private Investment Funds’ investments as such private Investment Funds’ managers. Investments in Private Investment Funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a Private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Investment Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Investment Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Private Investment Fund due to poor performance or other reasons. The fees paid by Private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Fund in addition to the management fees and other expenses paid by the Fund.

Derivative Instruments

The Fund may use options, swaps, futures contracts, forward agreements, reverse repurchase agreements and other similar transactions. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

3. Principal Risks (continued)

possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Investment Manager to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Economic Downturn or Recession or Other Market Disruption

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

The Fund may also be adversely affected by uncertainties and events around the world, such as public health emergencies, terrorism, political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested.

International war or conflicts (including Russia’s invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

LIBOR Discontinuation Risk

LIBOR had been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests historically paid interest at floating rates based on LIBOR or were subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests also historically obtained financing at floating rates based on LIBOR. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and ceased for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR, which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

Neither the ultimate effect of the LIBOR transition process nor its success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

3. Principal Risks (continued)

as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.

Specifically, the transition to one or more alternate Benchmark Rate(s), and the implementation of such new Benchmark Rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio of investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or Benchmark Rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new Benchmark Rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi) basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a Benchmark Rate used for leverage facilities and another used for one or more of the Fund’s investments.

SOFR RISK

SOFR is a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the NYFR. If data from a given source required by the NYFR to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

4. Investment Advisory and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 1.00% accrued daily, on an annualized basis of the Fund’s Net Assets. Prior to March 6, 2023, the Investment Manager had contractually agreed to an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, distribution and servicing fees, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.25% of the average daily net assets of Class I Shares (the “Expense Limit”).

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the six months ended September 30, 2024, the Fund’s allocated UMBFS fees are reported on the Consolidated Statement of Operations.

An officer of the Fund is an employee of UMBFS. The Fund does not compensate officers affiliated with the Fund’s administrator. An officer and Trustee of the Fund is an employee of the Investment Manager. The Fund does not compensate Trustees or officers affiliated with the Investment Manager for their service to the Fund. For the six months ended September 30, 2024, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator or Investment Manager are reported on the Consolidated Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2024, are reported on the Consolidated Statement of Operations.

5. Fair Value of Investments

Fair value — Definition

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•  Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•  Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•  Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of September 30, 2024:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$408,850,917	$16,797,990,846	$—	$17,206,841,763
Private Investment Vehicles	—	—	40,029,122	8,723,563,701	8,763,592,823
Collateralized Loan Obligations	—	45,332,488	85,948,775	—	131,281,263
Preferred Stocks	—	—	134,242,582	—	134,242,582
Common Stocks	42,013,276	—	33,816,474	—	75,829,750
Subordinated Debt	—	—	160,658,646	—	160,658,646
Warrants	—	—	677,621	—	677,621
Short-Term Investments	1,049,363,299	—	—	—	1,049,363,299
Total Investments, at fair value	$1,091,376,575	$454,183,405	$17,253,364,066	$8,723,563,701	$27,522,487,747

Other Financial Instruments[1]
Forward Contracts	$—	$3,539,074	$—	$—	$3,539,074
Swap Contracts	—	99,313,740	—	—	99,313,740
Total Assets	$1,091,376,575	$557,036,219	$17,253,364,066	$8,723,563,701	$27,625,340,561

Liabilities
Other Financial Instruments[1]
Forward Contracts	$—	$774,521	$—	$—	$774,521
Swap Contracts	—	21,855,905	—	—	21,855,905
Total Liabilities, at fair value	$—	$22,630,426	$—	$—	$22,630,426

1    Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the six months ended September 30, 2024:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt	Warrants	Common Stocks	Total
Balance as of April 1, 2024	$13,463,656,668	$82,218,161	$129,367,598	$103,527,517	$23,813,227	$10,366,783	$21,406,749	$13,834,356,703
Purchases	8,189,516,785	305,991	—	35,873,686	91,670,308	352,127	6,331,026	8,324,049,923
Sales/Paydowns	(4,848,187,378)	(45,450,000)	(20,129,641)	—	—	(1,152,261)	—	(4,914,919,280)
Realized gains (losses)[1]	6,494,308	—	—	—	—	—	—	6,494,308
Original issue discount and amendment fees	(7,302,963)	—	—	—	(3,807)	—	—	(7,306,770)
Accretion	18,256,599	—	78,066	—	147,454	—	—	18,482,119
Change in Unrealized appreciation (depreciation)	73,044,341	2,954,970	(6,076,863)	(5,227,821)	(7,469,498)	(8,889,028)	6,147,899	54,484,000
Transfers In2	—	—	—	69,200	52,500,962	—	—	52,570,162
Transfers Out[3]	(97,487,514)	—	(17,290,385)	—	—	—	(69,200)	(114,847,099)
Balance as of September 30, 2024	$16,797,990,846	$40,029,122	$85,948,775	$134,242,582	$160,658,646	$677,621	$33,816,474	$17,253,364,066
Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at September 30, 2024	$81,921,732	$2,954,970	$(3,905,551)	$(5,227,821)	$(7,469,498)	$(1,295,961)	$6,147,899	$73,125,770

1       Senior Secured Loans includes paydown gains (losses) of $13,322,011.

2       Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.

3       Transferred from Level 3 to Level 2 because observable market data became available for the investments.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2024.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Collateralized Loan Obligations	$ 85,948,775	Income approach	Interest Rate/ Discount Margin	4.05% – 22.00%	10.39%	Decrease
			Default Rate	3% CDR	3% CDR	Decrease
			Recovery Rate	65%	65%	Increase
			Term	Maturity, or Reinvestment +24 months	N/A	Decrease
			Prepayment Assumptions	20% CPR	20% CPR	Increase
			Reinvestment Assumptions	$99.00	$99.00	Decrease
Common Stocks	6,681,901	Market approach	Recent Transaction Price	$1 – $1,000	$142	Increase
	12,198,959	Market approach	LTM Revenue Multiple	2.7x	2.7x	Increase
	967,870	Market approach	Enterprise value ($ Millions)	$158 – $774	$158	Increase
	13,967,744	Market approach	LTM EBITDA Multiple	5.2x – 26.0x	13.9x	Increase
Preferred Stocks	36,865,695	Market approach	Recent Transaction Price	$1 – $10,000	$4,140	Increase
	97,376,887	Income approach/ Market Approach	Discount Rate	12.84% – 15.01%	13.01%	Decrease
			Enterprise value ($ Millions)	$774	$774	Increase
			LTM Revenue Multiple	1.6x – 6.8x	3.8x	Increase
			LTM EBITDA Multiple	8.0x – 35.3x	15.0x	Increase
Private Investment Vehicles	29,600,000	Income approach	Discount Rate	3.08%	3.08%	Decrease
	10,429,122	Income approach	Weighted Average Cost of Capital	14.45% – 24.90%	17.21%	Decrease

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Senior Secured Loans	$ 9,250,102,024	Income approach	Discount Rate	2.95% – 33.50%	10.88%	Decrease
			LTM Revenue ($ Millions)	$26 – $8,052	$430	Increase
			Debt/EBITDA	0.6x – 21.9x	5.6x	Decrease
			Interest Coverage	0.0x – 11.8x	1.6x	Increase
	99,648,110	Market approach	LTM EBITDA Multiple	8.5x – 11.5x	9.8x	Increase
	8,833,415	Market approach	Enterprise value ($ Millions)	$12 – $135	$118	Increase
	3,349,766	Market approach	LTM Revenue Multiple	1.02x	1.02x	Increase
	170,447	Market approach	Recovery Rate	57%	57%	Increase
	7,435,887,084	Market approach	Recent Transaction Price	$93.00 – $101.76	$98.85	Increase
Subordinated Debt	5,500,000	Market approach	EBITDA Multiple	10.5x – 15.0x	15.0x	Increase
	90,254,891	Market approach	Recent Transaction Price	$98.00 – $99.50	$98.42	Increase
	64,903,755	Income approach	Discount Rate	4.06% – 17.52%	14.58%	Decrease
			LTM Revenue ($ Millions)	$271 – $1,873	$1,219	Increase
			Debt/EBITDA	6.9x – 12.0x	10.4x	Decrease
			Interest Coverage	0.7x – 1.8x	1.4x	Increase
Warrants	54,114	Market approach	LTM Revenue Multiple	10.2x	10.2x	Increase
	623,507	Income approach	Exercise Price	$1.35 – $2.28	$1.90	Decrease
			Expected Volatility	40% – 94%	72%	Increase
Total investments, at fair value	$ 17,253,364,066

6. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Class I Shares by any investor is $10 million. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Class I Shares are not subject to any initial sales charge. Shares will generally be offered for purchase on each business day at NAV per share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder’s purchase of the Shares.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

6. Capital Stock (continued)

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the six months ended September 30, 2024 are as follows:
Commencement Date	April 15, 2024	July 15, 2024
Repurchase Request	May 15, 2024	August 14, 2024
Repurchase Pricing date	May 15, 2024	August 14, 2024

Net Asset Value as of Repurchase Offer Date
Class I	$10.77	$10.77

Amount Repurchased
Class I	$389,419,493	$558,253,445

Percentage of Outstanding Shares Repurchased
Class I	1.99%	2.58%

7. Federal Income Taxes

Fund Income Tax

At September 30, 2024, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments including proceeds from reverse repurchase agreements	$27,504,014,763
Gross unrealized appreciation	535,846,286
Gross unrealized depreciation	(517,373,302)
Net unrealized depreciation on investments	$18,472,984

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated capital and other losses	(6,167,671)
Unrealized appreciation/(depreciation)
Investments	42,048,432
Foreign Currency	—
Organizational costs	(34,520)
Total distributable earnings	$35,846,241

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

7. Federal Income Taxes (continued)

The tax character of distributions paid during the fiscal years ended December 31, 2023 and December 31, 2022 were as follows:

	2023	2022
Distribution paid from:
Ordinary income	$1,370,935,360	$565,713,472
Return of Capital	49,232,570	122,545,406
Net long-term capital gains	—	—
Total distributions paid	$1,420,167,930	$688,258,878

Domestic Blocker Income Tax

CCLF Holdings LLC, CCLF Holdings (D3) LLC, CCLF Holdings (D18) LLC and CCLF Holdings (D30) LLC (the “Domestic Blockers”) recorded provisions for income tax expense (benefit) for the year ended March 31, 2024, in the amount of $1,275,856. This provision for income tax expense (benefit) is comprised of the following deferred income tax expense (benefit):

Deferred	$1,275,856

As of March 31, 2024, temporary differences between financial and tax reporting that give rise to deferred income taxes totaled $2,696,998, resulting principally from differences in the recognition of income from partnership investments and the treatment of unrealized appreciation/depreciation. The Domestic Blockers have a net deferred tax liability recorded as of September 30, 2024. Should a net deferred tax asset exist in the future, the Domestic Blockers will assess whether a valuation allowance should be booked to reserve against that asset.

The statutory rate and effective federal rate is 21%. The Fund is currently using an estimated tax rate of 3.95% for state and local tax, net of federal tax benefit.

8. Investment Transactions

For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term investments, were $10,896,219,664 and $5,327,058,618 respectively, net of unfunded commitments.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Derivatives and Hedging Disclosures

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in forward foreign currency exchange contracts and swap contracts for the six months ended September 30, 2024 in order to hedge overall portfolio currency risk and interest rate risk, respectively. By entering into forward foreign exchange currency contracts, the Fund agrees to exchange different currencies at a specified exchange rate at an agreed-upon future date. The Fund may be susceptible to the risk of changes in the foreign exchange rate underlying the forward contract and of the counterparty’s potential inability to fulfill the terms of the contract. By entering into swap agreements, the Fund agrees to exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. The Fund may be susceptible to losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected, and are subject to counterparty credit, liquidity, valuation, correlation and leverage risk.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

10. Derivatives and Hedging Disclosures (continued)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. Forward contracts are not designated as hedging instruments. Interest rate swap contracts are designated as hedging instruments. The fair values of derivative instruments as of September 30, 2024, and the realized and unrealized gain (loss) during the six months ended September 30, 2024 are as follows:

Derivatives Designated as Hedging Instruments
Consolidated Statement of Asset and Liabilities Location	Derivatives Instruments	Asset Derivatives	Liability Derivatives
		Value	Value
Net unrealized appreciation on swap contracts	Interest Rate Swap Contracts	$77,457,834	$—
Total		$77,457,834	$—
Derivatives Not Designated as Hedging Instruments
Consolidated Statement of Asset and Liabilities Location	Derivatives Instruments	Asset Derivatives	Liability Derivatives
		Value	Value
Net unrealized appreciation on forward foreign currency exchange contracts	Forward Contracts	$3,539,076	$774,521
Total		$3,539,076	$774,521
Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Instruments	Forward Contracts	Total
Forward foreign currency exchange contracts	$(30,401,353)	$(30,401,353)
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives Instruments	Forward Contracts	Total
Forward foreign currency exchange contracts	$(414,109)	$(414,109)

The quarterly average volumes of derivative instruments as of September 30, 2024 are as follows:

Derivatives Instruments		Notional Value
Forward foreign currency exchange contracts	Long Forward Contract	$21,356,056
	Short Forward Contract	(1,164,926,293)
Interest rate contracts	Long Swap Contract	4,438,333,333

11. Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A fund mitigates credit risk with respect to Over-the-Counter (“OTC”) derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the fund and each of its counterparties. These agreements allow the fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the fund from its counterparties are not fully collateralized contractually or otherwise, the fund bears the risk of loss from counterparty non-performance.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

11. Disclosures about Offsetting Assets and Liabilities (continued)

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of each derivative contract. As of September 30, 2024, the Fund is subject to master netting arrangements for swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of September 30, 2024:

Description	Counterparty	Gross Amount of Asset/ Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
					Financial Instruments*	Cash Collateral Pledged*	Net Amount
Assets
Unrealized appreciation on swap contracts	PNC Bank, N.A	$65,043,357	$(13,049,837)	$—	$—	$—	$51,993,520
Unrealized appreciation on swap contracts	MUFG Bank, Ltd.	34,270,383	(8,806,068)	—	—	—	25,464,315
Total Assets		$99,313,740	$(21,855,905)	$—	$—	$—	$77,457,835

Liabilities
Unrealized depreciation on swap contracts	PNC Bank, N.A	$(13,049,837)	$13,049,837	$—	$—	$—	$—
Unrealized depreciation on swap contracts	MUFG Bank, Ltd.	(8,806,068)	8,806,068	—	—	—	—
Total Liabilities		$(21,855,905)	$21,855,905	$—	$—	$—	$—

*     Amounts relate to master netting agreements and collateral agreements which have been determined by the Investment Manager to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

12. Related Party Transactions and Arrangements

Transactions related to investments in affiliated companies, as defined by the Investment Company Act, by virtue of the Fund owning at least 5% of the voting securities of the issuer, for the six months ended September 30, 2024 were as follows:

Affiliated Investment Company	Type of Asset	Industry	Beginning Value at March 31, 2024	Purchases at Cost	Proceeds from Sales	Dividend Income	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2024
FBLC Senior Loan Fund LLC[1]	Investment Fund	Diversified	$78,794,409	$—	$—	$4,114,846	$—	$2,026,662	$80,821,071
Middle Market Credit Fund II, LLC[2]	Investment Fund	Diversified	13,324,908	—	—	1,142,640	—	5,912	13,330,820
Total			$92,119,317	$—	$—	$5,257,486	$—	$2,032,574	$94,151,891

1    Franklin BSP Lending Corporation (FBLC) and Cliffwater Corporate Lending Fund (the “Fund”) are the members of FBLC Senior Loan Fund LLC (SLF), a joint venture formed as a Delaware limited liability company that is not consolidated by either member for financial reporting purposes. The members make investments in SLF in the form of LLC equity interests as SLF makes investments, and all portfolio and other material decisions regarding SLF must be submitted to SLF’s board of directors which is comprised of an equal number of members appointed by each of FBLC and the Fund. Because management of SLF is shared equally between FBLC and the Fund, the Fund does not believe it controls SLF for purposes of the Investment Company Act or otherwise.

2    Carlyle Secured Lending, Inc (CSL) and Cliffwater Corporate Lending Fund (the “Fund”) are the members of Middle Market Credit Fund II, LLC (MMCF), a joint venture formed as a Delaware limited liability company that is not consolidated by either member for financial reporting purposes. The members make investments in MMCF in the form of LLC equity interests as MMCF makes investments, and all portfolio and other material decisions regarding MMCF must be submitted to MMCF’s board of directors which is comprised of an equal number of members appointed by each of CSL and the Fund. Because management of MMCF is shared equally between CSL and the Fund, the Fund does not believe it controls MMCF for purposes of the Investment Company Act or otherwise.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

13. Private Investment Vehicles

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of September 30, 2024:

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
17Capital Co-Invest (B) SCSp	NAV Loan	$25,126,428	$26,411,992	$287,500	None	N/A	Liquidation to commence on the earlier of 5/7/2031 but no later than 180 days following full realization
26North BDC, Inc.	Middle market direct lending	15,000,000	14,999,604	85,000,000	None	N/A	Perpetual until the dissolution of the company
ABPCI Pacific Funding LP	Middle market direct lending	169,552,083	188,194,394	35,447,917	Monthly	Redemptions pursuant to the note purchase and security agreement upon the direction of a majority of the subordinated notes	November 3, 2031 after the payment in full of the obligations of the issuer pursuant to the note purchase agreement
AG Twinbrook Origination Fund I, L.P.	Middle market direct lending	25,000,000	26,322,146	225,000,000	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
AGTB BDC Holdings, LP	Middle market direct lending	125,000,000	127,021,006	—	None	N/A	Six-year anniversary of the initial closing as determined by the board if a merger has not occurred
Antares Loan Funding I Ltd.	Middle market direct lending	103,200,000	123,847,768	—	None	Pursuant to the priority of payments, notes may be redeemed in whole or in part on the applicable quarterly payment date in accordance with the credit agreement	February 17, 2032
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	Middle market direct lending	91,406,352	91,807,014	80,071,154	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Ares Commercial Finance LP	Asset-based lending	$28,535,713	$35,478,332	$27,032,254	None	N/A	Until the final liquidating distributions of the fund. June 30 2025
Ares Priority Loan Co-Invest LP	Priority revolvers to middle market companies	34,225,000	35,579,481	9,587,000	None	N/A	Until the end of the fiscal quarter during which occurs the fifth anniversary of the end of the investment period which may be extended for one year.
Ares Senior Direct Lending Fund (U) III Rated Notes Feeder LLC – (Sub Notes)	Middle market direct lending	4,522,894	4,601,407	20,477,105	None	N/A	N/A
Ares Strategic Income Fund	Middle market direct lending	100,000,000	105,590,278	—	None	N/A	Perpetual unless terminated pursuant to the applicable provisions contained in the Declaration of Trust or the Statutory Trust Act.
Banner Ridge DSCO Fund II (Offshore), LP	Diversified private credit strategies	4,845,848	6,682,266	45,154,152	None	N/A	Until the tenth anniversary of the iniitial closing date with two one-year extensions
Barings Capital Investment Corporation	Middle market direct lending	95,000,000	97,630,114	—	None	N/A	Until the earlier of a liquidity event or July 13, 2027
Barings Private Credit Corporation	Middle market direct lending	900,000,000	923,587,884	—	Quarterly[2]	Redemptions permitted at the discretion of the investment manager	N/A
BlackRock MT. Lassen Senior Loan XII	Middle market direct lending	138,613,861	142,196,944	61,386,139	None	Redemptions pursuant to the Credit Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the collateral manager	December 28, 2032

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
BlackRock Shasta Senior Loan Fund VII, LLC	Middle market direct lending	$645,119,996	$651,145,219	$11,880,004	None	Redemptions pursuant to the Note Purchase and Security Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the collateral manager	Earlier of twelve years from closing date and the amortization date (if any)
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	ABL co-Investment	18,832,550	21,729,852	1,483,178	None	N/A	Until the partnership is dissolved and subsequently terminated
Blackstone Technology Senior Direct Lending Fund LP	Middle Market Direct Lending	41,967,692	45,648,382	157,997,426	None	N/A	The expiration of the term of the fund on the 7th anniversary of the intial investment date
Blue Owl Credit Income Corp.	Middle market direct lending	150,000,000	156,760,313	—	Quarterly[2]	N/A	N/A
Blue Owl MC Debt Opportunities LP	Middle Market Direct Lending	28,550,000	28,918,844	96,450,000	None	N/A	Until terminated in accordance with the limted partnership agreement
Blue Owl Technology Finance Corp.	Middle market direct lending	35,000,000	36,472,950	—	None	N/A	Until earliest of an Exchange Listing, the fifth anniversary of the final closing, and August 10, 2025
Blue Owl Technology Finance Corp. II	Middle market direct lending	63,463,101	68,801,594	11,536,899	None	N/A	Earlier of the five year anniversary of the Final Closing and the seven year anniversary of the Initial Closing, with two one-year extensions available
Boost Co-Invest LP	Preferred equity co-investment	27,081,557	30,490,938	2,942,150	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Capricorn Co-Invest, L.P.	Middle market direct lending co-investment	$31,595,645	$34,585,149	$7,050,000	None	N/A	Until all investments of the partnership are liquidated and all proceeds are distributed
Carlyle Credit Solutions, Inc.	Middle market direct lending	50,000,000	50,592,591	—	Quarterly[3]	N/A	N/A
Carlyle Secured Lending III	Middle market direct lending	6,684,375	7,199,157	1,565,625	None	N/A	Perpetual until the company is sold and/or liquidated and dissolved
CCOF Alera Aggregator, L.P.	Preferred equity co-investment	9,712,500	12,207,634	—	None	N/A	Until dissolved and liquidated in accordance with the limiated partnership agreement
CCOF Sierra II, L.P.	Preferred equity co-investment	15,633,775	20,228,442	400,000	None	N/A	Ten-year anniversary of the the final closing date with two one-year externsions
Chilly HP SCF Investor, LP	Preferred equity co-investment	1,980,197	2,461,518	—	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Comvest Structured Note Issuer I LLC	Middle market direct lending	345,682,869	356,776,353	154,880,478	None	Optional redemption pursuant to the indenture at the written direction of a majority of the subordinated notes with the consent of the the investment manager	November 2034
Crescent Mezzanine Partners VIIC, L.P.	Mezzanine level subordinated debt	4,498,922	5,118,488	3,002,952	None	N/A	December 21, 2025 available
Crestline Structured Note Issuer I LLC – (Class A, B, C and Sub Notes)	Middle market direct lending	34,144,000	34,364,932	453,856,000	None	N/A	N/A

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
CW Credit Opportunity 2 LP	Asset Based Lending Co-Investment	$19,282,497	$19,692,472	$95,717,503	None	N/A	Until December 31 after the maturity date of the CoreWeave Loan with two one-year extensions.
FBLC Senior Loan Fund LLC	Middle market direct lending	78,562,000	80,821,071	—	None	N/A	Until all investments are amortized, liquidated, transferred or disposed
Franklin BSP Capital Corp	Middle market direct lending	27,297,757	32,088,017	—	Annually[1]	N/A	N/A
Golub Capital BDC 4, Inc.	Middle market direct lending	152,901,821	156,156,275	47,098,179	None	N/A	Perpetual until the company is sold and/or liquidated and dissolved
Golub Capital Direct Lending Corporation	Middle market direct lending	50,000,000	50,952,991	—	None	N/A	July 1, 2027 with extensions upon the approval of shareholders
Golub Capital Private Credit Fund	Middle market direct lending	200,000,000	201,662,881	—	Quarterly[2]	N/A	N/A
GPG Loan Funding, LLC	Middle Market Direct Lending	184,213,959	193,658,009	408,286,041	None	For so long as the Subordinated Notes are outstanding, no distribution shall be made to any Member	Shall continue until the tenth anniversary of the effective date, subject to extension upon the mutual consent of the investment manager and the majority subordinated note holder.
GTCR (D) Investors LP	Common equity co-investment	1,493	1,591	519	None	N/A	Concurrent with the remaining term of GTCR subject to earlier dissolution of the parternship pursuant to the provisions of the limited partnership agreement

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
HPS Offshore Strategic Investment Partners V, LP	Mezzanine level subordinated debt	$38,400,187	$43,647,281	$36,138,694	None	N/A

Until the tenth anniversary of the first closing date with one one-year extension following the expiration of such initial term and two successive one-year terms following such subsequent term with the approval of the LP Advisory Committee

HPS KP Mezz Co.-Invest, LP	Mezzanine Level Subordinated Debt	87,288,623	117,764,003	12,500,000	None	N/A	Until the expiration of the term of HPS Offshore Mezzanine Partners 2019, L.P. which shall continue until the tenth anniversary of the first closing date with two one-year extensions
HPS KP SIP V Co.-Investment	Mezzanine Level Subordinated Debt	14,203,288	19,097,571	214,097	None	N/A

Until the expiration of the term of HPS Offshore Strategic Investment Partners V, L.P., which shall continue until the tenth anniversary of the first closing date with one one-year extension and two successive one-year terms followings such subsequent term with the approval of the LP Advisory Committee

HPS Mezzanine Partners 2019, L.P.	Mezzanine level subordinated debt	7,428,414	8,744,551	1,862,314	None	N/A	April 12, 2029 with one-year extensions available

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
HPS Mint Co-Invest Fund, L.P.	Preferred equity co-investment	$21,577,545	$30,552,905	$608,651	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
HPS Offshore Mezzanine Partners 2019, LP	Mezzanine Level Subordinated Debt	23,408,217	28,407,517	6,046,171	None	N/A	Until the tenth anniversary of the first closing date with two on-year extensions
HPS Specialty Loan Fund V Feeder, L.P.	Middle market direct lending	54,459,935	58,837,353	16,143,153	None	N/A	September 10, 2028 with 1 year extenstions available
KCLF Note Issuer I SPV, LLC, Subordinated	Middle market direct lending	264,025,000	271,054,920	—	None	Redemptions pursuant to the Credit Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the investment manager	January 2033
Kelso XI Tailwind Co-Investment, L.P.	Common equity co-investment	800	1,167	132	None	N/A	Until the dissolution of the parternship in accordance with the limited partnership agreement
KKR FS Income Trust	Middle market direct lending	59,500,000	62,276,072	190,500,000	Quarterly[2]	N/A	Perpetual until dissolved in accordance with the Declaration of Trust or pursuant to Delaware law
KKR FS Income Trust Select	Middle market direct lending	25,000,000	25,855,739	—	Quarterly[2]	N/A	N/A
KKR Institutional Middle Market Fund	Middle market direct lending	315,000,000	335,624,856	185,000,000	None	N/A	Until the seven year anniversary of the termination of the investment period unless dissolved earlier in accordance to the limited partnership agreement

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
KWOL Co-Invest, LP	Common equity co-investment	$22,500,000	$23,308,151	$—	None	N/A	Until dissolution of the partnership in accordance with the limited partnership agreement
Luther Co-Invest, L.P.	Middle market direct lending co-investment	22,043,366	23,845,439	—	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
Marilyn Co-Invest, L.P.	Common Equity Co-investment	29,065,006	32,910,280	—	None	N/A	Until investments are liquidated and all proceeds are distributed to the partners
Marlin Credit Opportunities Fund, L.P.	Middle market direct lending	106,659,785	102,229,106	4,898,390	None	N/A	May 19, 2028 with one-year extensions available
Middle Market Credit Fund II, LLC	Middle market direct lending	12,708,191	13,330,820	—	None	N/A	Until all investments are amortized, liquidated, transferred or disposed
Milano Co.-Invest L.P.	Middle Market Direct Lending Co-investment	3,985,441	4,104,290	174,000	None	N/A	Until such time as all of the investments of the partnership are liquidated and all proceeds are distributed to the partners
Minerva Co-Invest, L.P.	Preferred equity co-investment	23,209,315	27,938,303	464,333	None	N/A	Until distribution of investment proceeds
NB Capital Solutions Co-Invest (Wolverine) LP	Preferred equity co-investment	8,275,406	9,602,621	294,594	None	N/A	Until the later of the dissolution of the Main Fund and the disposition of the partnership’s investments
New Mountain Guardian III BDC, L.L.C.	Middle market direct lending	51,897,839	51,030,256	—	None	N/A	July 15, 2025 with one-year extensions available
New Mountain Guardian IV BDC, L.L.C.	Middle market direct lending	27,500,000	28,929,182	22,500,000	None	N/A	Six years from the end of the closing period with a one-year extension available

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
NXT Capital Structured Note I LLC	Middle market direct lending	$149,131,243	$165,010,704	$38,469,468	None	Optional redemption pursuant to the indenture upon the direction of the investment manager or at the written direction of a majority of the holders of the subordinated notes	Nine years from the initial closing date
Odyssey Co-Investment Partners B, LLC	Common equity co-investment	1,903,368	2,036,648	96,632	None	N/A	Until the dissolution of the parternship in accordance with the limited partnership agreement
Palisades CLO, LLC	Middle market direct lending	329,270,750	352,899,166	—	None	May be redeemed in whole, but not in part, after the redemption or repayment of all of the secured debt at the direction of a majority of the subordinated notes or the investment manager	May 2034
Piccadilly Co-Invest, L.P.	Middle market direct lending co-investment	55,388,571	58,551,650	4,825,714	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
Private Credit Fund C-1 Holdco, LLC – Series 1	Middle Market Direct Lending	527,237,449	553,593,235	43,368,191	None	N/A	Shall continue until cancellation of the Certificate of Formation as provided in the Delaware Limited Liability Company Act
Proxima Co-Invest, L.P.	Middle market direct lending co-investment	9,757,955	10,318,462	321,175	None	N/A	Until the completion of the liquidation
Raven Asset-Based Credit Fund II LP	Asset-based lending	14,720,638	16,304,046	10,412,766	None	N/A	January 2029 with two one-year extensions available available

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Raven Senior Loan Fund LLC	Asset-based lending	$467,597,208	$504,612,903	$32,402,792	None	Pursuant to the priority of payments, notes may be redeemed in whole or in part on the applicable quarterly payment date in accordance with the note purchase and security agreement	The earlier of twelve years from closing and the amortization date selected by a majority of the subordinated notes in accordance to the note purchase and security agreement
Redwood Enhanced Income Corp.	Middle market direct lending	40,600,000	38,919,775	15,400,000	None	180 calendar days following the pricing of an initial public offering of the shares and/or the first trade of the shares on a securities exchange	Seven-year anniversary of the initial closing with two one-year extensions
Silver Point Loan Funding, LLC	Middle market direct lending	950,790,977	999,340,844	549,848,097	None	Optional redemption pursuant to the indenture at the written direction of a majority of the subordinated notes with the consent of the the investment manager	November 2034
Silver Point Specialty Credit Fund II, L.P.	Middle market direct lending	46,280,581	42,482,875	3,722,332	None	N/A	September 6, 2023 with one-year extensions available
Sixth Street Lending Partners	Middle market direct lending	18,558,794	21,780,290	33,128,829	None	N/A	Ten years from final closing subject to two one-year extensions if approved by majority of the board
Stellus Private Credit BDC Feeder LP	Middle market direct lending	22,587,896	23,158,478	27,412,104	None	N/A	Until the partnership is terminated and wound up in accordance to the limited partnership agreement

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Stone Point Credit Corporation	Middle market direct lending	$75,500,000	$76,824,235	$24,500,000	None	N/A	Until the seven year anniversary of the commencement date, December 21, 2020.
Summit Partners Credit Offshore Fund II, L.P.	Middle market direct lending	7,115,039	4,596,600	2,765,112	None	N/A	Eight anniversary of the fist draw-dwon date with two one-year extensions available
T. Rowe Price OHA Select Private Credit Feeder Fund LLC	Middle market direct lending	50,000,000	51,011,954	—	None	N/A	Until the company is terminated and wound up in accordance to the limited liability company agreement
TCW Direct Lending VIII LLC	Middle market direct lending	43,947,611	42,326,274	56,052,389	None	N/A	Sixth anniversary of the final closing date
THL Fund IX Investor Plymouth II LP	Common equity co-investment	1,865,889	2,095,658	—	None	N/A	Until the close of business on the tenth anniversary of the final closing date (January 31, 2022).
Thoma Bravo Credit Fund III Feeder, LP	Middle market direct lending	—	995,621	100,000,000	None	N/A	Until the last day of the calendar quarter during which the ninth anniversary of the effective date occurs with three additional one-year extensions.
Thompson Rivers LLC	Investment vehicle	5,666,840	2,214,693	—	None	Redemptions permitted with the consent of the investment fund’s voting members	Until cancellation of the Certificate of Formation
Varagon Capital Corporation	Middle market direct lending	19,296,490	19,345,994	5,703,510	None	N/A	September 2026 with one-year extensions available

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Varagon Capital Direct Lending Fund, L.P.	Middle market direct lending	$41,250,000	$41,377,573	$8,750,000	None	N/A	Until the fourth anniverversary of the end of the reinvestment period with one-year extension available
Varagon Structured Note Issuer I, LLC	Middle market direct lending	137,277,228	149,551,487	—	None	Redemptions pursuant to the Indenture upon direction of a majority of the subordinated notes with the consent of the investment manager	October 2033 provided that the scheduled reinvestment end date is extended
Varsity Healthcare Partners VetEvolve Co-Invest A, LP	Common equity co-investment	3,010,526	2,983,333	—	None	N/A	Until the earlier of the date that the partnership has disposed of all investment and the date that the Fund, as defined by the limited partnership agreement, is terminated.
Veritas Capital Credit Opportunities Onshore Fund III (Levered), L.P.	Middle market direct lending	—	(454,537)	50,000,000	None	N/A

When the General Partner or the Liquidating Trustee has complied with the foregoing liquidation plan, the General Partner or the Liquidating Trustee, on behalf of all Partners, shall execute, acknowledge and cause to be filed an instrument evidencing the cancellation of the Certificate of Limited Partnership

Vista Credit Strategic Lending Corp.	Middle market direct lending	36,485,567	36,675,695	63,514,433	Quarterly[3]	N/A	N/A

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
VPC Credit Origination Fund, LP	Loan origination vehicle	$1,000,000	$1,311,289	$49,000,000	None	N/A	Forty-two months after the initial closing date with additional one-year extensions approved by limited partners holding majority of aggregate commitments
Waccamaw River LLC	Investment vehicle	12,352,988	6,121,190	—	None	Redemptions permitted with the prior consent of the board	Until cancellation of the Certificate of Formation
West Street Loan Partners V	Middle market direct lending	15,000,000	15,310,752	35,000,000	None	N/A	Eight years following the expiration of the investment period with two one-year extensions
Total		$8,383,964,851	$8,808,875,563	$3,675,628,248

1    Up to 10% at each tender offer during any calendar year

2    Up to 5% at each quarterly tender offer

3    Up to 3.5% at each quarterly tender offer

14. Subsequent Events

In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein.

The Fund commenced a repurchase offer on October 14, 2024 as follows:

Commencement Date	October 14, 2024
Repurchase Request	November 13, 2024
Repurchase Pricing date	November 13, 2024

Net Asset Value as of Repurchase Offer Date
Class I	$10.77

Amount Repurchased
Class I	$695,314,676

Percentage of Outstanding Shares Repurchased
Class I	2.92%

Other than as described above, there have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements.

Cliffwater Corporate Lending Fund
Other Information September 30, 2024 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Cliffwater Corporate Lending Fund
Privacy Notice September 30, 2024 (Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number

•   Account balances

•   Account transactions

•   Transaction history

•   Wire transfer instructions

•   Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-(888)-442-4420

Cliffwater Corporate Lending Fund
Privacy Notice September 30, 2024 (Unaudited) (Continued)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

Open an account

Provide account information

Give us your contact information

Make a wire transfer

Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

Sharing for affiliates’ everyday business purposes – information about your creditworthiness

Affiliates from using your information to market to you

Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

Investment Manager
Cliffwater LLC
4640 Admiralty Way, 11th Floor
Marina del Rey, CA 90292
Website: www.cliffwaterfunds.com

Custodian Bank
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210

Fund Administrator, Transfer Agent and Fund Accountant
UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.acaglobal.com

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave, Suite 800
Cleveland, OH 44115

(b)     Not applicable.

Item 2.       Code of Ethics.

Not applicable to semi-annual reports.

Item 3.       Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.       Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.       Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.       Investments.

(a)     See the Semi-Annual Report to Shareholders under Item 1 of this Form.

(b)     Not applicable.

Item 7.       Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.       Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.       Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.     Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.     Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13.     Portfolio Managers of Closed-End Management Investment Companies.

(a)     Not applicable to semi-annual reports.

(b)    There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recent report on Form N-CSR.

Item 14.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last provided disclosure in response to this item.

Item 16.     Controls and Procedures.

(a)     The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Exchange Act.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)    Not applicable.

(b)     Not applicable.

Item 18.     Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.     Exhibits.

(a)(1)     Not applicable to semi-annual reports.

(a)(2)     Not applicable.

(a)(3)     A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(4)     Not applicable.

(a)(5)     Not applicable.

(b)          Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Cliffwater Corporate Lending Fund
By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	December 9, 2024
By (Signature and Title)*	/s/ Lance J. Johnson
Lance J. Johnson, Treasurer
(Principal Financial Officer)
Date	December 9, 2024